UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 22 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Cohen & Steers Global Realty Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Bond Portfolio 2020	A2
	AST Bond Portfolio 2021	A10
	AST Bond Portfolio 2022	A19
	AST Bond Portfolio 2023	A28
	AST Bond Portfolio 2024	A38
	AST Bond Portfolio 2025	A47
	AST Bond Portfolio 2026	A56
	AST Bond Portfolio 2027	A65
	AST Bond Portfolio 2028	A73
	AST Bond Portfolio 2029	A79
	AST Bond Portfolio 2030	A86
	AST Bond Portfolio 2031	A97
	AST Cohen & Steers Global Realty Portfolio	A105
	AST High Yield Portfolio	A109
	AST Investment Grade Bond Portfolio	A136
	AST Prudential Core Bond Portfolio	A156
	AST QMA US Equity Alpha Portfolio	A185
	AST Quantitative Modeling Portfolio	A198
	AST Western Asset Core Plus Bond Portfolio	A201
	AST Western Asset Emerging Markets Debt Portfolio	A241

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust

July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST Bond Portfolio 2020
Credit Quality	(% of Net Assets	)
AAA	15.3%
AA	13.4%
A	21.7%
BBB	13.0%
BB	1.5%
B	1.6%
Cash & Equivalents	33.5%
Total	100.0%

AST Bond Portfolio 2021
Credit Quality	(% of Net Assets	)
AAA	44.1%
AA	6.8%
A	22.6%
BBB	9.3%
BB	0.2%
CCC	0.1%
NR	1.8%
Cash & Equivalents	15.1%
Total	100.0%

AST Bond Portfolio 2022
Credit Quality	(% of Net Assets	)
AAA	54.2%
AA	9.8%
A	18.6%
BBB	13.1%
BB	1.1%
B	0.2%
NR	2.5%
Cash & Equivalents	0.5%
Total	100.0%

AST Bond Portfolio 2023
Credit Quality	(% of Net Assets	)
AAA	62.5%
AA	5.8%
A	14.4%
BBB	12.1%
B	0.2%
NR	1.6%
Cash & Equivalents	3.4%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Bond Portfolio 2024
Credit Quality	(% of Net Assets	)
AAA	63.2%
AA	4.0%
A	10.9%
BBB	12.1%
BB	0.4%
NR	7.3%
Cash & Equivalents	2.1%
Total	100.0%

AST Bond Portfolio 2025
Credit Quality	(% of Net Assets	)
AAA	65.7%
AA	3.3%
A	13.3%
BBB	12.5%
BB	0.3%
NR	7.8%
Cash & Equivalents	(2.9)%
Total	100.0%

AST Bond Portfolio 2026
Credit Quality	(% of Net Assets	)
AAA	15.3%
AA	13.4%
A	21.7%
BBB	13.0%
BB	1.5%
B	1.6%
Cash & Equivalents	33.6%
Total	100.0%

AST Bond Portfolio 2027
Credit Quality	(% of Net Assets	)
AAA	65.7%
AA	10.1%
A	9.6%
BBB	12.0%
BB	0.6%
B	0.1%
NR	9.9%
Cash & Equivalents	(8.0)%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Bond Portfolio 2028
Credit Quality	(% of Net Assets	)
AAA	53.3%
AA	2.5%
A	13.5%
BBB	4.7%
BB	1.6%
NR	17.4%
Cash & Equivalents	7.0%
Total	100.0%

AST Bond Portfolio 2029
Credit Quality	(% of Net Assets	)
AAA	78.9%
AA	3.3%
A	9.8%
BBB	6.8%
NR	12.5%
Cash & Equivalents	(11.3)%
Total	100.0%

AST Bond Portfolio 2030
Credit Quality	(% of Net Assets	)
AAA	63.7%
AA	4.9%
A	12.3%
BBB	7.6%
BB	0.1%
NR	15.0%
Cash & Equivalents	(3.6)%
Total	100.0%

AST Bond Portfolio 2031
Credit Quality	(% of Net Assets	)
AAA	76.1%
AA	3.2%
A	7.4%
BBB	6.1%
BB	0.1%
NR	15.7%
Cash & Equivalents	(8.6)%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Cohen & Steers Global Realty
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Prologis, Inc.	Industrial REITs	United States	6.8%
Public Storage	Specialized REITs	United States	5.0%
Welltower, Inc.	Health Care REITs	United States	3.9%
Ventas, Inc.	Health Care REITs	United States	3.3%
Equinix, Inc.	Specialized REITs	United States	3.2%
Essex Property Trust, Inc.	Residential REITs	United States	3.1%
Simon Property Group, Inc.	Retail REITs	United States	2.7%
VICI Properties, Inc.	Specialized REITs	United States	2.5%
Invitation Homes, Inc.	Residential REITs	United States	2.5%
UDR, Inc.	Residential REITs	United States	2.4%

AST High Yield
Credit Quality	(% of Net Assets	)
BBB	1.7%
BB	33.9%
B	35.9%
CCC and Below	19.3%
NR	3.4%
Cash/Cash Equivalents	5.8%
Total	100.0%

AST Investment Grade Bond
Credit Quality	(% of Net Assets	)
AAA	32.4%
AA	2.8%
A	19.1%
BBB	37.5%
BB	3.3%
B	0.1%
CCC	0.1%
NR	3.6%
Cash & Equivalents	1.1%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Prudential Core Bond
Credit Quality	(% of Net Assets	)
AAA	52.6%
AA	2.6%
A	11.3%
BBB	19.1%
BB	5.0%
B	3.2%
CCC and Below	1.0%
NR	6.5%
Cash & Equivalents	(1.3)%
Total	100.0%

AST QMA US Equity Alpha
Ten Largest Holdings — Long	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	5.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.3%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.4%
Johnson & Johnson	Pharmaceuticals	1.3%
Procter & Gamble Co. (The)	Household Products	1.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.3%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.3%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.3%

AST QMA US Equity Alpha
Ten Largest Holdings — Short	Line of Business	(% of Net Assets	)
MongoDB, Inc.	IT Services	(1.1)%
Alteryx, Inc. (Class A Stock)	Software	(1.0)%
Guardant Health, Inc.	Health Care Providers & Services	(0.9)%
Cree, Inc.	Semiconductors & Semiconductor Equipment	(0.9)%
Roku, Inc.	Entertainment	(0.7)%
Smartsheet, Inc. (Class A Stock)	Software	(0.7)%
Penumbra, Inc.	Health Care Equipment & Supplies	(0.7)%
Lennox International, Inc.	Building Products	(0.7)%
Sarepta Therapeutics, Inc.	Biotechnology	(0.7)%
II-VI, Inc.	Electronic Equipment, Instruments & Components	(0.7)%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Quantitative Modeling
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	13.2%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	10.6%
AST Prudential Core Bond Portfolio	Core Bond	8.1%
AST Investment Grade Bond Portfolio	Core Bond	6.1%
AST Wellington Management Global Bond Portfolio	Core Bond	5.8%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	5.8%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	5.5%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	5.1%
AST International Growth Portfolio	International Growth	4.9%
AST International Value Portfolio	International Value	4.8%

AST Western Asset Core Plus Bond
Credit Quality	(% of Net Assets	)
AAA	34.6%
AA	5.8%
A	17.2%
BBB	23.6%
BB	9.1%
B	4.0%
CCC and Below	0.9%
Cash/Cash Equivalents	4.8%
Total	100.0%

AST Western Asset Emerging Markets Debt
Credit Quality	(% of Net Assets	)
AAA	0.2%
AA	6.9%
A	15.0%
BBB	39.2%
BB	19.8%
B	15.2%
CCC and Below	2.3%
Cash/Cash Equivalents	1.4%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Bond Portfolio 2020	Actual	$1,000.00	$1,018.30	0.83%	$4.17
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

AST Bond Portfolio 2021	Actual	$1,000.00	$1,026.40	0.89%	$4.48
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

AST Bond Portfolio 2022	Actual	$1,000.00	$1,039.60	0.93%	$4.72
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2023	Actual	$1,000.00	$1,057.00	0.93%	$4.76
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2024	Actual	$1,000.00	$1,072.80	0.93%	$4.79
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2025	Actual	$1,000.00	$1,102.10	0.93%	$4.86
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2026	Actual	$1,000.00	$1,098.10	0.89%	$4.64
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

AST Bond Portfolio 2027	Actual	$1,000.00	$1,115.10	0.93%	$4.89
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2028	Actual	$1,000.00	$1,155.80	0.93%	$4.98
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Bond Portfolio 2029	Actual	$1,000.00	$1,175.60	0.93%	$5.03
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2020

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Bond Portfolio 2030	Actual	$1,000.00	$1,156.50	0.78%	$4.18
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

AST Bond Portfolio 2031	Actual**	$1,000.00	$1,156.00	0.93%	$4.93
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Cohen & Steers Global Realty Portfolio	Actual	$1,000.00	$819.90	1.13%	$5.11
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67

AST High Yield Portfolio	Actual	$1,000.00	$927.90	0.89%	$4.27
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,120.20	0.69%	$3.64
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47

AST Prudential Core Bond Portfolio	Actual	$1,000.00	$1,025.40	0.73%	$3.68
	Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$874.20	1.47%	$6.85
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37

AST Quantitative Modeling Portfolio	Actual	$1,000.00	$944.00	1.01%	$4.88
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,027.00	0.78%	$3.93
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

AST Western Asset Emerging Markets Debt	Actual	$1,000.00	$991.00	1.07%	$5.30
Portfolio	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2031 are calculated using the 180-day period ended June 30, 2020 due to the Portfolio’s commencement of operations on January 2, 2020.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar
ZAR	South African Rand

144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	— Annual payment frequency for swaps
ABS	— Asset-Backed Security
Aces	— Alternative Credit Enhancements Securities
BABs	— Build America Bonds
BBR	— New Zealand Bank Bill Rate
BBSW	— Australian Bank Bill Swap Reference Rate
BROIS	— Brazil Overnight Index Swap
BTP	— Buoni del Tesoro Poliennali
BUBOR	— Budapest Interbank Offered Rate
CDX	— Credit Derivative Index
CLO	— Collateralized Loan Obligation
CMBX	— Commercial Mortgage-Backed Index
CMS	— Constant Maturity Swap
COOIS	— Colombia Overnight Interbank Reference Rate
CVA	— Certificate Van Aandelen (Bearer)
CVT	— Convertible Security
DIP	— Debtor-In-Possession
EMTN	— Euro Medium Term Note
EONIA	— Euro Overnight Index Average
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FREMF	— Freddie Mac Mortgage Trust
GMTN	— Global Medium Term Note
IO	— Interest Only (Principal amount represents notional)
iTraxx	— International Credit Derivative Index
JIBAR	— Johannesburg Interbank Agreed Rate
L2	— Level 2
L3	— Level 3
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
M	— Monthly payment frequency for swaps
MASTR	— Morgan Stanley Structured Asset Security
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
OAT	— Obligations Assimilables du Tresor
OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	— Open Joint-Stock Company
OTC	— Over-the-counter
PIK	— Payment-in-Kind
PJSC	— Public Joint-Stock Company
PO	— Principal Only
Q	— Quarterly payment frequency for swaps
REITs	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit Security
S	— Semiannual payment frequency for swaps
S&P	— Standard & Poor’s
SONIA	— Sterling Overnight Index Average
Strips	— Separate Trading of Registered Interest and Principal of Securities
T	— Swap payment upon termination
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
USOIS	— United States Overnight Index Swap
UTS	— Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 65.8%

ASSET-BACKED SECURITIES — 5.3%
Automobiles — 4.3%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	47	$47,418
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	1,200	1,200,800
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.615%(c)	07/15/22	1,500	1,499,797

			2,748,015

Collateralized Loan Obligations — 1.0%
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.182%(c)	11/15/26	189	185,877
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.975%(c)	04/20/28	500	494,988

			680,865

TOTAL ASSET-BACKED SECURITIES (cost $3,439,797)			3,428,880

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	1	968
Series 2015-DC01, Class A2
2.870%	02/10/48	31	30,548
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	218	218,412
Series 2017-C06, Class A1
1.907%	06/10/50	178	179,047
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	343	348,948
GS Mortgage Securities Trust,
Series 2015-GS01, Class A1
1.935%	11/10/48	44	44,402
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	401	407,656
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	1,300	1,408,550
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	700	724,707

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,228,723)			3,363,238

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 45.0%
Agriculture — 0.7%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	470	$477,591

Apparel — 1.1%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	690	707,900

Auto Manufacturers — 5.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.800%	04/06/23	465	499,426
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.150%	09/28/20	1,000	996,248
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%
0.480%(c)	10/23/20	1,000	999,990
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.204%(c)	11/13/20	1,000	1,000,425

			3,496,089

Banks — 19.5%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.400%
0.848%(c)	08/11/20	1,000	998,288
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	1,125	1,151,682
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	410	424,157
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	790	804,179
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.100%	10/05/20	2,000	2,009,312
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	770	798,192
Sub. Notes
3.875%	03/26/25	355	388,373
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	1,025	1,036,391
4.500%	01/24/22	250	265,399
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	125	128,713
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	865	888,813
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	470	476,887

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22		240	$252,494
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20		1,000	1,005,791
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%	05/22/24	(ff)	200	205,149
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23		505	511,892
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22		1,180	1,202,000

				12,547,712

Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		133	137,532
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		250	261,694

				399,226

Chemicals — 1.1%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.000%	07/19/20		500	500,223
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		190	206,205

				706,428

Commercial Services — 0.7%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.800%	05/01/21		400	416,832

Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		120	130,338

Electric — 1.8%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21		1,115	1,139,550

Electronics — 0.4%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25		270	276,417

Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	(a)	365	380,023

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 3.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		575	$583,333
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23		15	16,288
4.569%	02/01/29		50	58,539
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
1.593%(c)	10/01/20		1,000	1,000,177
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		160	168,443
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23		150	150,886

				1,977,666

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		25	26,300

Oil & Gas — 3.1%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	(a)	350	370,376
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23		460	472,023
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	(a)	950	949,300
Phillips 66,
Gtd. Notes
3.700%	04/06/23		195	208,884

				2,000,583

Oil & Gas Services — 1.2%
Schlumberger Finance Canada Ltd.,
Gtd. Notes, 144A
2.200%	11/20/20	(a)	750	753,856

Pharmaceuticals — 4.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22		875	905,165
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22		560	591,152
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
1.033%(c)	03/09/21		620	622,215
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22		380	396,820

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	300	$308,213

			2,823,565

Pipelines — 0.3%
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.213%(c)	09/09/21	180	178,295

Software — 0.5%
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	320	320,663

Telecommunications — 0.3%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	207,985

TOTAL CORPORATE BONDS (cost $28,421,424)			28,967,019

SOVEREIGN BONDS — 7.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	250	273,349
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	09/08/20	1,000	1,002,641
Province of Alberta (Canada),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	800	801,657
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20	800	805,596
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.500%	07/29/20	800	801,811
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20	500	473,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20	500	502,477

TOTAL SOVEREIGN BONDS (cost $4,656,346)			4,661,131

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank
2.625%	10/01/20	600	603,662
Federal Home Loan Mortgage Corp.
1.625%	09/29/20	390	391,177
Federal National Mortgage Assoc.
2.875%	10/30/20	600	605,224

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,592,605)			1,600,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Notes
3.000%	09/30/25	(k)	320	$364,550

(cost $318,842)
TOTAL LONG-TERM INVESTMENTS (cost $41,657,737)				42,384,881

			Shares

SHORT-TERM INVESTMENTS — 35.3%
AFFILIATED MUTUAL FUNDS — 13.5%
PGIM Core Short-Term Bond Fund(w)			706,601	6,486,596
PGIM Core Ultra Short Bond Fund(w)			1,234,176	1,234,176
PGIM Institutional Money Market Fund (cost $996,200; includes $995,681 of cash collateral for securities on loan)(b)(w)			996,357	996,357

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,759,504)				8,717,129

Interest Rate	Maturity Date		Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 18.7%
Australia & New Zealand Banking Group Ltd.
1.580%	12/01/20		1,000	1,005,093
Canadian Imperial Bank of Commerce
1.730%	12/01/20		1,000	1,006,390
Credit Industriel et Commercial
Certificate of Deposit, US Federal Funds Effective Rate + 0.400% (Cap N/A, Floor 0.000%)
0.480%(c)	08/13/20		1,000	1,000,175
Credit Suisse AG
1.780%	12/01/20		1,000	1,006,083
DNB Bank ASA
1.700%	12/01/20		1,000	1,006,279
Lloyds Bank Corp. Market PLC
1.680%	12/02/20		1,000	1,005,520
Natixis SA
1.790%	12/01/20		1,000	1,006,447
Nordea Bank Abp
1.740%	12/01/20		1,000	1,006,492
Skandinaviska Enskilda Banken AB
Certificate of Deposit, 1 Month LIBOR + 0.120%
0.295%(c)	12/07/20		1,000	999,466
Standard Chartered Bank
1.800%	12/01/20		1,000	1,006,225
State Street Bank and Trust Co.
Certificate of Deposit, 1 Month LIBOR + 0.240%
0.430%(c)	07/22/20		1,000	1,000,162

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT(continued)
Toronto-Dominion Bank (The)
1.720%	12/01/20	1,000	$1,006,277

TOTAL CERTIFICATES OF DEPOSIT (cost $12,000,043)			12,054,609

COMMERCIAL PAPER — 3.1%
HSBC Bank PLC
144A, 3 Month LIBOR + 0.200%
0.756%(c)	11/02/20	1,000	1,000,683
Ontario Teachers’ Finance Trust
144A, 1 Month LIBOR + 0.260%
0.455%(c)	09/16/20	1,000	1,000,457

TOTAL COMMERCIAL PAPER (cost $1,999,939)			2,001,140

TOTAL SHORT-TERM INVESTMENTS (cost $22,759,486)			22,772,878

TOTAL INVESTMENTS — 101.1% (cost $64,417,223)			65,157,759
Liabilities in excess of other assets(z) — (1.1)%			(725,357)

NET ASSETS — 100.0%			$64,432,402

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $964,194; cash collateral of $995,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	10 Year U.S. Treasury Notes	Sep. 2020	$1,809,234	$12,770
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	872,625	1,045

				13,815

Short Positions:
12	2 Year U.S. Treasury Notes	Sep. 2020	2,649,938	156
50	5 Year U.S. Treasury Notes	Sep. 2020	6,287,110	(17,130)
9	20 Year U.S. Treasury Bonds	Sep. 2020	1,607,063	(9,746)

				(26,720)

				$(12,905)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$60,000	$361,132

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$2,748,015	$—
Collateralized Loan Obligations	—	680,865	—
Commercial Mortgage-Backed Securities	—	3,363,238	—
Corporate Bonds	—	28,967,019	—
Sovereign Bonds	—	4,661,131	—
U.S. Government Agency Obligations	—	1,600,063	—
U.S. Treasury Obligation	—	364,550	—
Affiliated Mutual Funds	8,717,129	—	—
Certificates of Deposit	—	12,054,609	—
Commercial Paper	—	2,001,140	—

Total	$8,717,129	$56,440,630	$—

Other Financial Instruments*
Assets
Futures Contracts	$13,971	$—	$—

Liabilities
Futures Contracts	$(26,876)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	19.5%
Certificates of Deposit	18.7
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	13.5
Sovereign Bonds	7.2
Auto Manufacturers	5.4
Commercial Mortgage-Backed Securities	5.2
Pharmaceuticals	4.4
Automobiles	4.3
Commercial Paper	3.1
Oil & Gas	3.1
Insurance	3.1
U.S. Government Agency Obligations	2.5
Electric	1.8
Oil & Gas Services	1.2
Apparel	1.1
Chemicals	1.1
Collateralized Loan Obligations	1.0

Agriculture	0.7%
Commercial Services	0.7
Biotechnology	0.6
Healthcare-Services	0.6
U.S. Treasury Obligation	0.6
Software	0.5
Electronics	0.4
Telecommunications	0.3
Pipelines	0.3
Diversified Financial Services	0.2
Machinery-Diversified	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$13,971	*	Due from/to broker — variation margin futures	$26,876	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(2,291)	$3,918	$(2,372,257)	$(1,138,073)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$(4,756)	$(345,712)	$564,426

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$4,248	$7,667	$1,091,635	$50,255,622

Interest Rate Swap Agreements(2)
$93,149,267

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$964,194	$(964,194)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $964,194:
Unaffiliated investments (cost $55,657,719)	$56,440,630
Affiliated investments (cost $8,759,504)	8,717,129
Dividends and interest receivable	290,375
Deposit with broker for centrally cleared/exchange-traded derivatives	60,000
Prepaid expenses and other assets	9,624

Total Assets	65,517,758

LIABILITIES
Payable to broker for collateral for securities on loan	995,681
Payable for Portfolio shares repurchased	57,419
Accrued expenses and other liabilities	18,217
Management fee payable	10,752
Distribution fee payable	2,663
Affiliated transfer agent fee payable	378
Due to broker-variation margin futures	246

Total Liabilities	1,085,356

NET ASSETS	$64,432,402

Net assets were comprised of:
Partners’ Equity	$64,432,402

Net asset value and redemption price per share, $64,432,402 / 8,905,735 outstanding shares of beneficial interest	$7.23

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$941,815
Affiliated dividend income	94,555
Income from securities lending, net (including affiliated income of $4,901)	4,963

Total income	1,041,333

EXPENSES
Management fee	225,498
Distribution fee	120,912
Custodian and accounting fees	30,373
Legal fees and expenses	5,938
Trustees’ fees	5,411
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	1,765
Miscellaneous	9,628

Total expenses	402,984

NET INVESTMENT INCOME (LOSS)	638,349

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,890))	4,935,135
Futures transactions	(2,372,257)
Options written transactions	3,918
Swap agreements transactions	(1,138,073)

1,428,723

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,248))	(489,614)
Futures	(345,712)
Swap agreements	564,426

(270,900)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,157,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,796,172

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$638,349	$1,532,306
Net realized gain (loss) on investment transactions	1,428,723	(968,097)
Net change in unrealized appreciation (depreciation) on investments	(270,900)	2,310,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,796,172	2,874,476

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,361,579 and 14,044,754 shares, respectively]	38,244,787	98,227,318
Portfolio shares repurchased [14,245,209 and 3,966,785 shares, respectively]	(101,882,088)	(27,762,662)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(63,637,301)	70,464,656

TOTAL INCREASE (DECREASE)	(61,841,129)	73,339,132
NET ASSETS:
Beginning of period	126,273,531	52,934,399

End of period	$64,432,402	$126,273,531

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 82.3%

ASSET-BACKED SECURITIES — 2.6%
Automobiles — 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	50	$49,982
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	47	47,418
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	98	98,622
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	200	202,317
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.615%(c)	07/15/22	600	599,919
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	30	30,233

			1,028,491

Collateralized Loan Obligations — 1.8%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.208%(c)	01/22/31	250	246,069
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.026%(c)	01/16/26	103	101,789
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.182%(c)	11/15/26	378	371,755
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.386%(c)	01/16/31	250	243,755
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.975%(c)	04/20/28	750	742,481
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.035%(c)	01/18/29	500	491,995

			2,197,844

Student Loan — 0.0%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	31	30,571

TOTAL ASSET-BACKED SECURITIES (cost $3,286,265)			3,256,906

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54		132	$131,830
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47		922	987,001
Series 2014-UBS04, Class A2
2.963%	08/10/47		56	56,979
Series 2015-CR26, Class A3
3.359%	10/10/48		1,400	1,518,201
Series 2015-DC01, Class A2
2.870%	02/10/48		174	174,296
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50		338	339,388
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25		571	581,580
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26		2,200	2,408,612
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48		2,200	2,391,054
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47		1,140	1,157,604
Series 2014-C21, Class A4
3.493%	08/15/47		291	306,551
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48		2,200	2,383,699
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49		27	27,287
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50		500	504,877
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A1
1.944%	12/15/49		246	246,890

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,546,620)				13,215,849

CORPORATE BONDS — 38.1%
Agriculture — 1.3%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23		555	563,964
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	(a)	1,070	1,087,279

				1,651,243

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.9%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22		1,130	$1,159,315

Auto Manufacturers — 2.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21	(a)	1,000	1,009,234
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		200	192,129
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%
0.480%(c)	10/23/20		1,000	999,990
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.204%(c)	11/13/20		1,000	1,000,425

				3,201,778

Banks — 11.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.400%
0.848%(c)	08/11/20		1,000	998,288
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		550	563,045
Sub. Notes, MTN
4.000%	01/22/25		505	558,453
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25		1,120	1,158,673
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22		1,010	1,028,128
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		520	528,475
2.750%	04/25/22		550	570,137
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22		340	366,738
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		505	554,635
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		315	318,501
4.350%	08/15/21		400	417,405
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	(a)	320	347,971
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		570	645,992
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		425	436,700
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23		545	552,985

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	(a)	375	$412,016
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20		1,000	1,005,791
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		240	246,179
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23	(a)	1,100	1,140,790
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23		800	810,918
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22		1,310	1,334,424

				13,996,244

Beverages — 0.8%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
1.903%(c)	10/06/21		1,000	1,004,834

Biotechnology — 1.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		464	481,362
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24		1,100	1,210,974

				1,692,336

Chemicals — 1.0%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		1,150	1,248,082

Computers — 1.5%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24		750	811,161
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
0.834%(c)	05/13/21	(a)	1,000	1,002,686

				1,813,847

Diversified Financial Services — 0.9%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%
1.748%(c)	01/22/21		1,000	1,002,420
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		115	124,907

				1,127,327

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 2.5%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
0.697%(c)	06/25/21		1,000	$1,001,650
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.480%
1.036%(c)	05/04/21		1,000	1,001,841
Gtd. Notes
2.403%	09/01/21		655	669,422
4.500%	06/01/21		400	410,614

				3,083,527

Electronics — 0.3%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25		395	404,388

Foods — 0.3%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23		320	331,391

Healthcare-Services — 0.3%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21		400	406,343

Insurance — 3.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24		850	947,651
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%
0.795%(c)	06/11/21		1,000	1,000,892
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.230%
1.582%(c)	01/08/21		1,000	1,000,760
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
1.593%(c)	10/01/20		1,000	1,000,177

				3,949,480

Machinery-Construction & Mining — 1.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	(a)	1,185	1,199,941

Machinery-Diversified — 2.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.240%
0.558%(c)	03/12/21		1,000	1,000,656
Sr. Unsec’d. Notes, MTN
3.900%	07/12/21		1,000	1,035,619
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		570	599,643

				2,635,918

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		185	$186,237

Oil & Gas — 1.0%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23		345	365,085
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23		500	513,068
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23		50	54,882
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	(a)	76	75,528
Phillips 66,
Gtd. Notes
3.700%	04/06/23		205	219,596

				1,228,159

Pharmaceuticals — 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22		1,100	1,137,922
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22		530	559,483
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		400	417,344
4.100%	03/25/25		500	565,307
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21		300	308,213

				2,988,269

Pipelines — 1.0%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	(a)	825	903,362
5.200%	09/01/20		285	287,130

				1,190,492

Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24		600	652,745

Telecommunications — 0.3%
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		100	100,009
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21		200	207,985

				307,994

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 1.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		485	$498,662
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		1,000	1,014,766

				1,513,428

TOTAL CORPORATE BONDS (cost $45,599,990)				46,973,318

SOVEREIGN BONDS — 1.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		405	442,825
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	202,476
2.125%	10/25/23		200	209,506
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		255	262,993
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		155	158,958
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		340	364,904

TOTAL SOVEREIGN BONDS (cost $1,548,511)				1,641,662

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Bank
2.625%	10/01/20		660	664,028
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(k)	4,000	4,133,784
Federal National Mortgage Assoc.
6.625%	11/15/30		570	881,655

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,402,958)				5,679,467

U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bonds
3.125%	02/15/43		2,340	3,171,431
3.625%	02/15/44	(a)(k)	9,540	13,961,194
3.750%	11/15/43	(a)	1,520	2,261,712
U.S. Treasury Notes
1.375%	01/31/25	(a)	4,375	4,595,459
2.375%	08/15/24		1,045	1,136,519
2.875%	05/15/28		3,485	4,111,755
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25		165	161,926
1.394%(s)	11/15/41		45	33,265
1.450%(s)	08/15/42		30	21,793
1.643%(s)	05/15/29		90	84,442
2.205%(s)	05/15/39		125	97,979
2.334%(s)	08/15/41	(k)	655	487,642
2.353%(s)	02/15/44		165	115,203

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.365%(s)	05/15/44	605	$419,341
2.394%(s)	11/15/43	170	119,432

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,597,367)			30,779,093

TOTAL LONG-TERM INVESTMENTS (cost $97,981,711)			101,546,295

		Shares

SHORT-TERM INVESTMENTS — 35.7%
AFFILIATED MUTUAL FUNDS — 35.6%
PGIM Core Short-Term Bond Fund(w)		1,286,563	11,810,649
PGIM Core Ultra Short Bond Fund(w)		9,031,432	9,031,432
PGIM Institutional Money Market Fund (cost $23,111,524; includes $23,103,947 of cash collateral for securities on loan)(b)(w)		23,119,154	23,119,154

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,982,592)			43,961,235

OPTIONS PURCHASED*~ — 0.1% (cost $1,469)			83,399

TOTAL SHORT-TERM INVESTMENTS (cost $43,984,061)			44,044,634

TOTAL INVESTMENTS— 118.0% (cost $141,965,772)			145,590,929
Liabilities in excess of other assets(z) — (18.0)%			(22,243,671)

NET ASSETS — 100.0%			$123,347,258

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,585,979; cash collateral of $23,103,947 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	$5,735
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	5,567
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	13,226
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	26,294
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	27,593
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	4,984

Total Options Purchased (cost $ 1,469)							$83,399

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	10 Year U.S. Treasury Notes	Sep. 2020	$974,203	$2,178
4	10 Year U.S. Ultra Treasury Notes	Sep. 2020	629,937	3,328

				5,506

Short Positions:
36	2 Year U.S. Treasury Notes	Sep. 2020	7,949,813	(1,858)
174	5 Year U.S. Treasury Notes	Sep. 2020	21,879,141	(62,765)
72	20 Year U.S. Treasury Bonds	Sep. 2020	12,856,500	(60,229)
50	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	10,907,813	36,933

				(87,919)

				$(82,413)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$63	$161,653	$161,590
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	60	40,195	40,135
47,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	51,179	744,681	693,502
22,305	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	466,947	466,947
36,470	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	308,543	1,267,458	958,915
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(151,984)	(152,144)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	(457,880)	(458,086)
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(3,850)	192,483	196,333
145	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(32,888)	(32,888)
362	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	5,245	5,245

				$356,361	$2,235,910	$1,879,549

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,150,651

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,028,491	$—
Collateralized Loan Obligations	—	2,197,844	—
Student Loan	—	30,571	—
Commercial Mortgage-Backed Securities	—	13,215,849	—
Corporate Bonds	—	46,973,318	—
Sovereign Bonds	—	1,641,662	—
U.S. Government Agency Obligations	—	5,679,467	—
U.S. Treasury Obligations	—	30,779,093	—
Affiliated Mutual Funds	43,961,235	—	—
Options Purchased	—	83,399	—

Total	$43,961,235	$101,629,694	$—

Other Financial Instruments*
Assets
Futures Contracts	$42,439	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	2,522,667	—

Total	$42,439	$2,522,667	$—

Liabilities
Futures Contracts	$(124,852)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(643,118)	—

Total	$(124,852)	$(643,118)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (18.7% represents investments purchased with collateral from securities on loan)	35.6%
U.S. Treasury Obligations	25.0
Banks	11.4
Commercial Mortgage-Backed Securities	10.7
U.S. Government Agency Obligations	4.6
Insurance	3.2

Auto Manufacturers	2.6%
Electric	2.5
Pharmaceuticals	2.4
Machinery-Diversified	2.1
Collateralized Loan Obligations	1.8
Computers	1.5
Biotechnology	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Agriculture	1.3%
Sovereign Bonds	1.3
Transportation	1.2
Chemicals	1.0
Oil & Gas	1.0
Machinery-Construction & Mining	1.0
Pipelines	1.0
Apparel	0.9
Diversified Financial Services	0.9
Automobiles	0.8
Beverages	0.8
Software	0.5
Healthcare-Services	0.3

Electronics	0.3%
Foods	0.3
Telecommunications	0.3
Multi-National	0.2
Options Purchased	0.1
Student Loan	0.0 *

118.0
Liabilities in excess of other assets	(18.0)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$42,439	*	Due from/to broker — variation margin futures	$124,852	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,522,667	*	Due from/to broker — variation margin swaps	643,118	*
Interest rate contracts	Unaffiliated investments	83,399		—	—

		$2,648,505			$767,970

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(9,168)	$2,896	$(949,547)	$(4,516,439)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$43,980	$(64,980)	$3,959,710

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$4,525	$5,667	$14,212,256	$85,015,816

Interest Rate Swap Agreements(2)
$186,117,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$22,585,979	$(22,585,979)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$67,113	$—	$67,113	$—	$67,113
Barclays Bank PLC	16,286	—	16,286	—	16,286

	$83,399	$—	$83,399	$—	$83,399

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $22,585,979:
Unaffiliated investments (cost $97,983,180)	$101,629,694
Affiliated investments (cost $43,982,592)	43,961,235
Cash	182,577
Dividends and interest receivable	609,245
Due from broker-variation margin futures	88,755
Receivable for Portfolio shares sold	32,736
Due from broker-variation margin swaps	19,637
Prepaid expenses and other assets	4,973

Total Assets	146,528,852

LIABILITIES
Payable to broker for collateral for securities on loan	23,103,947
Accrued expenses and other liabilities	52,498
Management fee payable	19,398
Distribution fee payable	4,881
Payable for Portfolio shares repurchased	492
Affiliated transfer agent fee payable	378

Total Liabilities	23,181,594

NET ASSETS	$123,347,258

Net assets were comprised of:
Partners’ Equity	$123,347,258

Net asset value and redemption price per share, $123,347,258 / 7,728,027 outstanding shares of beneficial interest	$15.96

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,010,761
Affiliated dividend income	85,740
Income from securities lending, net (including affiliated income of $11,573)	11,834

Total income	1,108,335

EXPENSES
Management fee	228,369
Distribution fee	122,470
Custodian and accounting fees	31,036
Audit fee	26,008
Legal fees and expenses	5,900
Trustees’ fees	5,295
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	3,411
Miscellaneous	7,626

Total expenses	433,574

NET INVESTMENT INCOME (LOSS)	674,761

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(27,702))	748,859
Futures transactions	(949,547)
Options written transactions	2,896
Swap agreements transactions	(4,516,439)

(4,714,231)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $40,031)	2,891,484
Futures	(64,980)
Swap agreements	3,959,710

6,786,214

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,071,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,746,744

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$674,761	$1,468,332
Net realized gain (loss) on investment transactions	(4,714,231)	2,509,785
Net change in unrealized appreciation (depreciation) on investments	6,786,214	(53,571)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,746,744	3,924,546

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,478,582 and 70,263 shares, respectively]	85,991,265	1,082,753
Portfolio shares repurchased [1,558,610 and 2,753,392 shares, respectively]	(24,593,172)	(41,864,590)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	61,398,093	(40,781,837)

TOTAL INCREASE (DECREASE)	64,144,837	(36,857,291)
NET ASSETS:
Beginning of period	59,202,421	96,059,712

End of period	$123,347,258	$59,202,421

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITIES — 15.7%
Automobiles — 4.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	600	$596,143
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	47	47,418
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	203,599
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	65	65,748
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	308,195
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.615%(c)	07/15/22	400	399,946
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	200	202,522

			1,823,571

Collateralized Loan Obligations — 10.3%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.208%(c)	01/22/31	250	246,069
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.275%(c)	10/19/28	500	492,453
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.459%(c)	10/15/28	400	394,047
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.591%(c)	10/13/31	497	479,934
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	10/20/31	500	493,916
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	01/20/31	500	488,354
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.975%(c)	04/20/28	500	494,988
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	250	241,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.035%(c)	01/18/29	500	$491,995
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.275%(c)	10/20/28	748	739,539

			4,562,617

Consumer Loans — 0.6%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	68	68,406
Series 2019-02, Class A, 144A
3.010%	04/25/28	131	133,117
Series 2019-04, Class A, 144A
2.450%	08/25/28	61	61,125

			262,648

Credit Cards — 0.7%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	311,320

Student Loans — 0.0%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	7	7,265
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	21	20,381

			27,646

TOTAL ASSET-BACKED SECURITIES (cost $7,041,829)			6,987,802

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.7%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	421	422,405
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	979,089
Commercial Mortgage Trust,
Series 2014-UBS04, Class A2
2.963%	08/10/47	17	16,940
Series 2015-CR26, Class A3
3.359%	10/10/48	900	975,986
Series 2016-CR28, Class A1
1.770%	02/10/49	75	75,401
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,094,824

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48		1,200	$1,304,211
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48		1,170	1,226,326
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47		63	63,923
Series 2015-C24, Class A3
3.479%	05/15/48		1,200	1,300,200
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48		600	621,177
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50		353	356,071
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48		103	103,361
Series 2016-C37, Class A1
1.944%	12/15/49		182	182,824
Series 2017-C41, Class A2
2.590%	11/15/50		460	472,633

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,673,171)				9,195,371

CORPORATE BONDS — 39.6%
Agriculture — 1.1%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23		230	233,715
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23		270	274,360

				508,075

Apparel — 1.1%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	(a)	470	482,193

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	(a)	640	654,322
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		200	192,129

				846,451

Banks — 13.4%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21		285	289,277

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	$321,496
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	340	345,542
2.750%	04/25/22	370	383,547
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	577,073
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	125	126,548
3.200%	01/25/23	380	403,869
4.350%	08/15/21	200	208,702
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	217,482
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	675	695,047
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	253,663
PNC Bank NA,
Sr. Unsec’d. Notes
2.450%	11/05/20	770	774,149
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	461,002
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	299,026
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	570	580,627

			5,937,050

Biotechnology — 2.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	129,564
3.875%	11/15/21	79	81,660
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	377,126
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	385	403,009

			991,359

Chemicals — 1.6%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	542,644

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	(a)	150	$156,528

				699,172

Computers — 2.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	(a)	1,110	1,146,763

Electric — 2.3%
Alabama Power Co.,
Sr. Unsec’d. Notes
2.450%	03/30/22		360	371,444
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25		75	81,953
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22		410	422,717
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21		125	128,317

				1,004,431

Electronics — 0.3%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		115	116,403

Foods — 0.3%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23		135	139,806

Healthcare-Services — 1.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	(a)	575	598,666
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21		125	126,982

				725,648

Insurance — 1.0%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22		175	182,299
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22		245	259,778

				442,077

Machinery-Construction & Mining — 1.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	(a)	465	470,863

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Diversified — 0.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		140	$147,281

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		110	110,735

Oil & Gas — 1.7%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		75	69,356
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		202	195,698
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23		155	164,023
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23		220	225,750
Phillips 66,
Gtd. Notes
3.700%	04/06/23		85	91,052

				745,879

Pharmaceuticals — 3.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24		250	265,200
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22		380	401,139
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23		75	80,488
4.100%	03/25/25		50	56,531
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		465	492,756
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21		200	205,475

				1,501,589

Software — 2.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	(a)	880	907,955

Telecommunications — 1.1%
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		75	75,007
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21		200	207,985

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		175	$190,866

				473,858

Transportation — 0.5%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	210,949

TOTAL CORPORATE BONDS (cost $17,065,991)				17,608,537

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		131	143,146

(cost $133,294)

SOVEREIGN BONDS — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		315	344,420
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	202,476
2.125%	10/25/23		200	209,506
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		215	221,739
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		125	128,192

TOTAL SOVEREIGN BONDS (cost $1,050,849)				1,106,333

U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%
Federal Home Loan Bank
2.625%	10/01/20		785	789,791

(cost $784,729)

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bonds
3.625%	02/15/44	(a)	2,465	3,607,374
3.750%	11/15/43	(a)	1,000	1,487,969
U.S. Treasury Notes
1.375%	04/30/21	(k)	165	166,644
3.000%	09/30/25	(k)	765	871,502
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25		60	58,882
1.394%(s)	11/15/41		20	14,784
1.450%(s)	08/15/42		10	7,265
1.643%(s)	05/15/29		30	28,147
2.026%(s)	02/15/22	(k)	470	468,715
2.205%(s)	05/15/39		10	7,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.394%(s)	11/15/43	135	$94,843

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,596,050)			6,813,963

TOTAL LONG-TERM INVESTMENTS (cost $41,345,913)			42,644,943

		Shares

SHORT-TERM INVESTMENTS — 18.7%
AFFILIATED MUTUAL FUNDS — 18.6%
PGIM Core Ultra Short Bond Fund(w)		1,490,702	1,490,702
PGIM Institutional Money Market Fund (cost $6,749,041; includes $6,746,977 of cash collateral for securities on loan)(b)(w)		6,752,669	6,752,669

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,239,743)			8,243,371

OPTIONS PURCHASED*~ — 0.1% (cost $1,069)			60,773

TOTAL SHORT-TERM INVESTMENTS (cost $8,240,812)			8,304,144

TOTAL INVESTMENTS — 114.7% (cost $49,586,725)			50,949,087
Liabilities in excess of other assets(z) — (14.7)%			(6,516,536)

NET ASSETS — 100.0%			$44,432,551

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,590,423; cash collateral of $6,746,977 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$4,173
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	4,052
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	9,634
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	19,139
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	20,147
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	3,628

Total Options Purchased (cost $ 1,069)							$60,773

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
23	2 Year U.S. Treasury Notes	Sep. 2020	$5,079,047	$(1,818)
14	5 Year U.S. Treasury Notes	Sep. 2020	1,760,391	(3,620)
4	10 Year U.S. Treasury Notes	Sep. 2020	556,687	(163)
21	20 Year U.S. Treasury Bonds	Sep. 2020	3,749,812	(18,257)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	1,527,094	1,535

				$(22,323)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
25,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	$109	$1,097,575	$1,097,466
345	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(30,694)	(30,694)
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(24,949)	(24,949)
57	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	826	826

				$109	$1,042,758	$1,042,649

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,263,337

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,823,571	$—
Collateralized Loan Obligations	—	4,562,617	—
Consumer Loans	—	262,648	—
Credit Cards	—	311,320	—
Student Loans	—	27,646	—
Commercial Mortgage-Backed Securities	—	9,195,371	—
Corporate Bonds	—	17,608,537	—
Residential Mortgage-Backed Security	—	143,146	—
Sovereign Bonds	—	1,106,333	—
U.S. Government Agency Obligation	—	789,791	—
U.S. Treasury Obligations	—	6,813,963	—
Affiliated Mutual Funds	8,243,371	—	—
Options Purchased	—	60,773	—

Total	$8,243,371	$42,705,716	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,535	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	1,098,292	—

Total	$1,535	$1,098,292	$—

Liabilities
Futures Contracts	$(23,858)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(55,643)	—

Total	$(23,858)	$(55,643)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Commercial Mortgage-Backed Securities	20.7%
Affiliated Mutual Funds (15.2% represents investments purchased with collateral from securities on loan)	18.6
U.S. Treasury Obligations	15.4
Banks	13.4
Collateralized Loan Obligations	10.3
Automobiles	4.1
Pharmaceuticals	3.4
Computers	2.6
Sovereign Bonds	2.5
Electric	2.3
Biotechnology	2.2
Software	2.0
Auto Manufacturers	1.9
U.S. Government Agency Obligation	1.8
Oil & Gas	1.7
Healthcare-Services	1.6
Chemicals	1.6
Agriculture	1.1

Apparel	1.1%
Telecommunications	1.1
Machinery-Construction & Mining	1.0
Insurance	1.0
Credit Cards	0.7
Consumer Loans	0.6
Transportation	0.5
Machinery-Diversified	0.3
Residential Mortgage-Backed Security	0.3
Foods	0.3
Electronics	0.3
Multi-National	0.2
Options Purchased	0.1
Student Loans	0.0 *

114.7
Liabilities in excess of other assets	(14.7)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,535	*	Due from/to broker — variation margin futures	$23,858	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,098,292	*	Due from/to broker — variation margin swaps	55,643	*
Interest rate contracts	Unaffiliated investments	60,773		—	—

		$1,160,600			$79,501

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(5,093)	$1,704	$(475,810)	$(2,138,004)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$32,047	$42,572	$2,693,644

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$2,767	$3,333	$9,960,870	$47,658,051

Interest Rate Swap Agreements(2)
$87,659,067

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$6,590,423	$(6,590,423)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$48,920	$—	$48,920	$—	$48,920
Barclays Bank PLC	11,853	—	11,853	—	11,853

	$60,773	$—	$60,773	$—	$60,773

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $6,590,423:
Unaffiliated investments (cost $41,346,982)	$42,705,716
Affiliated investments (cost $8,239,743)	8,243,371
Cash	9,320
Dividends and interest receivable	256,408
Due from broker-variation margin futures	17,756
Due from broker-variation margin swaps	6,086
Prepaid expenses and other assets	1,950

Total Assets	51,240,607

LIABILITIES
Payable to broker for collateral for securities on loan	6,746,977
Accrued expenses and other liabilities	50,737
Management fee payable	5,657
Payable for Portfolio shares repurchased	2,618
Distribution fee payable	1,689
Affiliated transfer agent fee payable	378

Total Liabilities	6,808,056

NET ASSETS	$44,432,551

Net assets were comprised of:
Partners’ Equity	$44,432,551

Net asset value and redemption price per share, $44,432,551 / 2,971,671 outstanding shares of beneficial interest	$14.95

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$603,624
Income from securities lending, net (including affiliated income of $5,152)	5,201
Affiliated dividend income	4,163

Total income	612,988

EXPENSES
Management fee	106,693
Distribution fee	57,212
Custodian and accounting fees	29,970
Audit fee	26,008
Legal fees and expenses	5,778
Trustees’ fees	4,884
Shareholders’ reports	3,489
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	6,804

Total expenses	244,297
Less: Fee waiver and/or expense reimbursement	(31,467)

Net expenses	212,830

NET INVESTMENT INCOME (LOSS)	400,158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,623)	558,191
Futures transactions	(475,810)
Options written transactions	1,704
Swap agreements transactions	(2,138,004)

(2,053,919)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,557)	710,728
Futures	42,572
Swap agreements	2,693,644

3,446,944

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,393,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,793,183

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$400,158	$1,022,483
Net realized gain (loss) on investment transactions	(2,053,919)	1,250,116
Net change in unrealized appreciation (depreciation) on investments	3,446,944	1,064,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,793,183	3,336,853

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [662,968 and 102,378 shares, respectively]	9,711,223	1,456,192
Portfolio shares repurchased [951,736 and 1,850,587 shares, respectively]	(13,951,366)	(25,923,286)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,240,143)	(24,467,094)

TOTAL INCREASE (DECREASE)	(2,446,960)	(21,130,241)
NET ASSETS:
Beginning of period	46,879,511	68,009,752

End of period	$44,432,551	$46,879,511

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.2%

ASSET-BACKED SECURITIES — 18.0%
Automobiles — 3.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$100,323
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	47	47,418
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	101,799
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	52	52,425
Series 2018-04, Class B
3.670%	05/15/24	100	104,318
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.525%(c)	08/15/29	22	22,254
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	33	32,651
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	12	12,416
Series 2018-01, Class A2, 144A
2.870%	10/20/23	33	32,874
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	205,802
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.535%(c)	09/15/22	100	99,992
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	200	202,850

			1,015,122

Collateralized Loan Obligations — 8.8%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	07/17/28	250	246,013
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.955%(c)	01/17/28	243	239,699
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.070%(c)	04/24/30	250	244,339
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.208%(c)	01/22/31	250	246,069
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.459%(c)	10/15/28	250	246,279

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	07/20/31	250	$244,038
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	01/15/28	245	242,458
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.591%(c)	10/13/31	249	239,967
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.935%(c)	07/20/27	226	224,155
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	250	241,322
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.035%(c)	01/18/29	250	245,997

			2,660,336

Consumer Loans — 1.0%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	68	68,407
Series 2019-02, Class A, 144A
3.010%	04/25/28	88	88,744
Series 2019-04, Class A, 144A
2.450%	08/25/28	60	61,125
Series 2020-01, Class A, 144A
2.020%	01/25/29	79	80,006

			298,282

Credit Cards — 3.5%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	207,067
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	205,662
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	207,547
Citibank Credit Card Issuance Trust,
Series 2014-A01, Class A1
2.880%	01/23/23	432	438,220

			1,058,496

Equipment — 0.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	101,834

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Equipment (continued)
Series 2019-B, Class A2, 144A
2.070%	10/12/22	99		$99,937

				201,771

Student Loans — 0.7%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	8		7,265
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	95		97,275
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	10		10,190
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	84		84,793

				199,523

TOTAL ASSET-BACKED SECURITIES (cost $5,436,390)				5,433,530

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	70		69,934
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60		64,207
Series 2015-GC35, Class A1
1.847%	11/10/48	4		4,308
Series 2015-P01, Class A4
3.462%	09/15/48	300		326,363
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	208		211,736
Series 2014-UBS02, Class A2
2.820%	03/10/47	—	(r)	484
Series 2016-CR28, Class A1
1.770%	02/10/49	3		3,186
Series 2017-COR2, Class A1
2.111%	09/10/50	92		92,703
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	95		95,091
Series 2016-C03, Class A2
1.886%	08/10/49	100		100,484
Series 2017-C06, Class A1
1.907%	06/10/50	114		114,911
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	164		168,134
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	380		416,033

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48		300	$326,053
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48		219	229,936
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50		117	117,501
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47		126	127,673
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47		36	36,223
Series 2015-C24, Class A3
3.479%	05/15/48		400	433,400
Series 2016-C32, Class A1
1.968%	12/15/49		28	28,162
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49		85	84,720
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50		248	249,782
Series 2018-C08, Class ASB
3.903%	02/15/51		340	377,499
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63		59	59,409
Series 2012-C04, Class A5
2.850%	12/10/45		635	653,364
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48		56	55,589
Series 2016-C37, Class A1
1.944%	12/15/49		203	203,137
Series 2017-C41, Class A2
2.590%	11/15/50		180	184,943

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,649,025)				4,834,965

CORPORATE BONDS — 28.9%
Agriculture — 1.8%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	(a)	160	173,708
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23		165	167,665
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23		190	193,068

				534,441

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 1.1%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	(a)	330	$338,561

Auto Manufacturers — 0.7%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	(a)	220	224,923

Banks — 10.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		300	319,483
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25		45	46,642
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		210	217,788
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25		95	103,931
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22		200	208,623
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22		50	53,080
Sub. Notes
3.375%	05/01/23		260	277,987
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25		200	217,482
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21		325	334,652
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23		250	253,663
PNC Bank NA,
Sub. Notes
2.950%	01/30/23		250	262,893
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23		200	206,351
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23		130	134,821
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22		395	402,364

				3,039,760

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22		50	52,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 1.3%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	$80,427
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	298,454
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,653

			394,534

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	102,747

Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	43,446
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	45,378

			88,824

Electric — 1.7%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	60,099
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	144,343
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	306,771

			511,213

Foods — 0.3%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	95	98,382

Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	40	45,598

Healthcare-Services — 1.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	322,759
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	91,445

			414,204

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 1.9%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	$68,410
4.569%	02/01/29	222	259,917
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	159,096
3.300%	09/15/22	20	21,055
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	57,294

			565,772

Machinery-Diversified — 0.9%
Deere & Co., Sr. Unsec’d. Notes

2.750%	04/15/25	200	218,452
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	52,990

			271,442

Media — 0.9%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	142,987
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	110	119,013

			262,000

Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	84	87,848

Oil & Gas — 1.3%
Antero Resources Corp., Gtd. Notes
5.375%	11/01/21	50	46,237
BP Capital Markets America, Inc., Gtd. Notes
2.937%	04/06/23	110	116,404
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	153,920
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	69,628

			386,189

Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	160	169,728
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/23	205	225,972

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	97	$105,309

			501,009

Pipelines — 1.0%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	317,767

Retail — 0.3%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	100,078

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
4.700%	04/15/25	105	118,231

Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	80,403

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	52,252
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	125	136,333

			188,585

TOTAL CORPORATE BONDS (cost $8,216,418)			8,724,923

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	88	95,431

(cost $88,863)

SOVEREIGN BONDS — 2.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	218,679
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,169
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	206,883
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	51,277

TOTAL SOVEREIGN BONDS (cost $650,367)			678,008

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Federal National Mortgage Assoc.
2.375%	01/19/23		70	$73,939

(cost $69,739)

U.S. TREASURY OBLIGATIONS — 28.5%
U.S. Treasury Bonds
3.125%	02/15/43		10	13,553
3.625%	08/15/43		535	781,184
3.625%	02/15/44		2,960	4,331,775
U.S. Treasury Notes
2.000%	11/30/20		85	85,641
2.125%	09/30/21	(k)	2,535	2,596,593
2.250%	11/15/25		290	319,476
2.875%	05/15/28		30	35,395
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25		45	44,161
1.643%(s)	05/15/29		25	23,456
2.233%(s)	02/15/41		105	79,250
2.308%(s)	11/15/40		95	72,077
2.334%(s)	11/15/42		25	18,032
2.375%(s)	11/15/41		140	103,491
2.378%(s)	05/15/42		125	91,299

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,410,910)				8,595,383

TOTAL LONG-TERM INVESTMENTS (cost $27,521,712)				28,436,179

			Shares

SHORT-TERM INVESTMENTS — 5.3%

AFFILIATED MUTUAL FUNDS — 5.2%
PGIM Core Ultra Short Bond Fund(w)			1,078,934	1,078,934
PGIM Institutional Money Market Fund (cost $498,572; includes $498,301 of cash collateral for securities on loan)(b)(w)			498,919	498,919

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,577,506)				1,577,853

OPTIONS PURCHASED*~ — 0.1% (cost $564)				31,943

TOTAL SHORT-TERM INVESTMENTS (cost $1,578,070)				1,609,796

TOTAL INVESTMENTS — 99.5% (cost $29,099,782)				30,045,975
Other assets in excess of liabilities(z) — 0.5%				163,854

NET ASSETS — 100.0%				$30,209,829

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $485,079; cash collateral of $498,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM

Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$2,209
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	2,138

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	$5,071
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	10,099
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	10,512
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	1,914

Total Options Purchased (cost $ 564)							$31,943

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
315	Year U.S.Treasury Notes	Sep. 2020	$3,898,008	$10,828
3	10 Year U.S. Ultra Treasury Notes	Sep. 2020	472,453	2,228

				13,056

Short Positions:
34	2 Year U.S. Treasury Notes	Sep. 2020	7,508,157	(1,971)
6	10 Year U.S. Treasury Notes	Sep. 2020	835,031	(1,362)
24	20 Year U.S. Treasury Bonds	Sep. 2020	4,285,500	(19,339)
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	2,617,875	7,128

				(15,544)

				$(2,488)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,365	11/18/23	1.430%(S)	3 Month LIBOR(2)(Q)	$—	$263,029	$263,029
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(67,824)	116,234	184,058
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,637)	96,839	99,476
65	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(14,743)	(14,743)
68	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	985	985

				$(70,461)	$462,344	$532,805

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$528,000	$419,962

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,015,122	$—
Collateralized Loan Obligations.	—	2,660,336	—
Consumer Loans	—	298,282	—
Credit Cards	—	1,058,496	—
Equipment	—	201,771	—
Student Loans	—	199,523	—
Commercial Mortgage-Backed Securities	—	4,834,965	—
Corporate Bonds	—	8,724,923	—
Residential Mortgage-Backed Security	—	95,431	—
Sovereign Bonds	—	678,008	—
U.S. Government Agency Obligation	—	73,939	—
U.S. Treasury Obligations	—	8,595,383	—
Affiliated Mutual Funds	1,577,853	—	—
Options Purchased	—	31,943	—

Total	$1,577,853	$28,468,122	$—

Other Financial Instruments*
Assets
Futures Contracts	$20,184	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	547,548	—

Total	$20,184	$547,548	$—

Liabilities
Futures Contracts	$(22,672)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(14,743)	—

Total	$(22,672)	$(14,743)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	28.5%
Commercial Mortgage-Backed Securities	16.0
Banks	10.1
Collateralized Loan Obligations	8.8
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	5.2
Credit Cards	3.5
Automobiles	3.3
Sovereign Bonds	2.2
Insurance	1.9
Agriculture	1.8
Electric	1.7
Pharmaceuticals	1.7
Healthcare-Services	1.4
Chemicals	1.3
Oil & Gas	1.3
Apparel	1.1
Pipelines	1.0

Consumer Loans	1.0%
Machinery-Diversified	0.9
Media	0.9
Auto Manufacturers	0.7
Equipment	0.7
Student Loans	0.7
Telecommunications	0.6
Semiconductors	0.4
Computers	0.3
Retail	0.3
Foods	0.3
Residential Mortgage-Backed Security	0.3
Diversified Financial Services	0.3
Miscellaneous Manufacturing	0.3
Software	0.3
U.S. Government Agency Obligation	0.3
Biotechnology	0.2
Healthcare-Products	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Options Purchased	0.1%

99.5
Other assets in excess of liabilities	0.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$20,184	*	Due from/to broker — variation margin futures	$22,672	*
Interest rate contracts	Due from/to broker — variation margin swaps	547,548	*	Due from/to broker — variation margin swaps	14,743	*
Interest rate contracts	Unaffiliated investments	31,943		—	—

		$599,675			$37,415

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(3,056)	$1,193	$(229,993)	$1,160,767

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Options Purchased(2)	Futures	Swaps
Interest rate contracts		$16,846	$(38,329)	$(280,836)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$1,583	$2,333	$3,528,852	$16,491,886

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate Swap Agreements(2)
$25,557,467

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$485,079	$(485,079)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$25,682	$—	$25,682	$—	$25,682
Barclays Bank PLC	6,261	—	6,261	—	6,261

	$31,943	$—	$31,943	$—	$31,943

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $485,079:
Unaffiliated investments (cost $27,522,276)	$28,468,122
Affiliated investments (cost $1,577,506)	1,577,853
Deposit with broker for centrally cleared/exchange-traded derivatives	528,000
Dividends and interest receivable	172,224
Due from broker-variation margin futures	22,306
Prepaid expenses and other assets	3,235

Total Assets	30,771,740

LIABILITIES
Payable to broker for collateral for securities on loan .	498,301
Accrued expenses and other liabilities	48,361
Due to broker-variation margin swaps	5,215
Payable for Portfolio shares repurchased	5,130
Management fee payable	3,273
Distribution fee payable	1,253
Affiliated transfer agent fee payable	378

Total Liabilities	561,911

NET ASSETS	$30,209,829

Net assets were comprised of:
Partners’ Equity	$30,209,829

Net asset value and redemption price per share, $30,209,829 / 2,359,332 outstanding shares of beneficial interest	$12.80

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$379,426
Affiliated dividend income	4,526
Income from securities lending, net (including affiliated income of $1,690)	1,711

Total income.	385,663

EXPENSES
Management fee	72,357
Distribution fee.	38,801
Custodian and accounting fees.	31,337
Audit fee	26,008
Legal fees and expenses	5,750
Trustees’ fees	4,797
Shareholders’ reports	3,561
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	6,262

Total expenses	192,332
Less: Fee waiver and/or expense reimbursement	(47,992)

Net expenses.	144,340

NET INVESTMENT INCOME (LOSS)	241,323

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,086)	323,846
Futures transactions	(229,993)
Options written transactions	1,193
Swap agreements transactions	1,160,767

1,255,813

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $347)	523,149
Futures	(38,329)
Swap agreements	(280,836)

203,984

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,459,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,701,120

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$241,323	$581,080
Net realized gain (loss) on investment transactions	1,255,813	66,420
Net change in unrealized appreciation (depreciation) on investments	203,984	1,581,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,701,120	2,228,827

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [908,813 and 341,989 shares, respectively]	11,348,228	3,971,440
Portfolio shares repurchased [963,215 and 1,351,153 shares, respectively]	(12,061,683)	(15,884,966)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(713,455)	(11,913,526)

TOTAL INCREASE (DECREASE)	987,665	(9,684,699)
NET ASSETS:
Beginning of period	29,222,164	38,906,863

End of period.	$30,209,829	$29,222,164

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 89.9%
ASSET-BACKED SECURITIES — 13.3%
Automobiles — 4.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	400	$419,419
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1	428
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	100,323
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	47	47,418
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	417,272
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.525%(c)	08/15/29	22	22,254
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	33	32,651
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	12	12,416
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	105,520
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	400	405,701

			1,563,402

Collateralized Loan Obligations — 5.8%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.476%(c)	01/16/30	250	244,844
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	10/15/30	250	245,026
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.358%(c)	04/22/30	249	240,141
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.323%(c)	10/23/29	250	245,705
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.049%(c)	04/15/27	240	237,004
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.355%(c)	10/20/30	250	244,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.435%(c)	07/17/26	131	$130,991
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.509%(c)	04/15/30	248	240,652

			1,828,756

Consumer Loans — 0.8%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	102	102,610
Series 2019-02, Class A, 144A
3.010%	04/25/28	131	133,116

			235,726

Equipment — 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	101,835
Series 2019-B, Class A2, 144A
2.070%	10/12/22	99	99,937

			201,772

Student Loans — 1.2%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	7	7,265
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	286	291,825
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	10	10,190
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	84	84,793

			394,073

TOTAL ASSET-BACKED SECURITIES (cost $4,202,569)			4,223,729

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.4%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	54	54,651
Series 2018-BN15, Class A1
3.402%	11/15/61	365	376,442
Series 2019-BN19, Class A1
2.263%	08/15/61	700	712,809
CD Mortgage Trust,
Series 2016-CD02, Class A1
1.848%	11/10/49	89	88,723
Series 2017-CD05, Class A1
2.028%	08/15/50	198	198,903

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	171		$171,218
Series 2017-C08, Class A1
1.965%	06/15/50	54		53,941
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100		108,788
Series 2016-C02, Class A1
1.499%	08/10/49	89		88,655
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	—	(r)	242
Series 2014-UBS06, Class A4
3.378%	12/10/47	215		230,112
Series 2016-DC02, Class A1
1.820%	02/10/49	265		265,170
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	309		309,992
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	175		189,196
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	4		3,672
Series 2014-GC22, Class A3
3.516%	06/10/47	232		235,581
Series 2015-GC32, Class A3
3.498%	07/10/48	100		108,684
Series 2017-GS07, Class A1
1.950%	08/10/50	174		174,430
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	345		367,733
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	247		248,666
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	103		102,622
Series 2017-C07, Class A1
2.081%	10/15/50	83		83,144
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	240		246,936
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	150		162,525
Series 2017-C33, Class A1
2.031%	05/15/50	79		79,497
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	184		184,568
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	705		725,389

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48		141	$140,710
Series 2017-C38, Class A1
1.968%	07/15/50		114	114,203

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,640,969)				5,827,202

CORPORATE BONDS — 21.9%
Agriculture — 0.7%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	(a)	220	238,848

Airlines — 0.5%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31		168	157,083

Apparel — 0.7%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27		210	230,470

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		100	102,019

Banks — 4.5%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25		170	187,994
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		200	207,417
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		200	216,256
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25		125	136,751
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22		10	10,787
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29		115	129,570
Morgan Stanley,
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		135	149,170
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.901%(ff)	03/30/26		350	379,536

				1,417,481

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		95	$109,150
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		105	113,955

				223,105

Commercial Services — 1.2%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		340	385,454

Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27		55	62,395

Electric — 2.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24		125	135,313
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25		115	131,398
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	(a)	250	271,295
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23		180	193,750

				731,756

Healthcare-Products — 0.5%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25		55	62,698
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25		100	114,059

				176,757

Healthcare-Services — 0.7%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25		110	125,737
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24		85	91,524

				217,261

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23		14	15,202
4.569%	02/01/29		46	53,857

				69,059

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.9%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	250	$273,065

Media — 1.0%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	175	192,482
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	125	134,322

			326,804

Miscellaneous Manufacturing — 0.4%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	110	115,039

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	185	193,611

Oil & Gas — 1.1%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	41	39,721
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	110	100,035
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes, 144A
2.250%	09/13/20	200	200,368

			340,124

Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.450%	03/15/22	125	130,035
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.450%	11/15/27	135	155,128
Cigna Corp.,
Gtd. Notes, 144A
4.500%	02/25/26	175	203,559
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	70	77,741

			566,463

Pipelines — 1.2%
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	55	57,441
4.500%	07/15/23	140	150,565
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	180	182,634

			390,640

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.4%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		100	$113,957

Retail — 1.2%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25		120	133,437
3.500%	07/01/27		215	244,215

				377,652

Semiconductors — 0.8%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27		210	245,261

TOTAL CORPORATE BONDS (cost $6,420,603)				6,954,304

SOVEREIGN BONDS — 2.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		200	218,679
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		400	402,339

TOTAL SOVEREIGN BONDS (cost $598,897)				621,018

U.S. GOVERNMENT AGENCY OBLIGATION — 3.1%
Residual Funding Corp., Principal Strip
2.140%(s)	10/15/20		1,000	996,988

(cost $993,898)

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bonds
3.625%	02/15/44	(k)	5,780	8,458,669
U.S. Treasury Notes
2.125%	05/15/25	(k)	1,330	1,447,933

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,024,423)				9,906,602

TOTAL LONG-TERM INVESTMENTS (cost $27,881,359)				28,529,843

			Shares

SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MUTUAL FUNDS — 10.5%
PGIM Core Ultra Short Bond Fund(w)			2,861,037	2,861,037
PGIM Institutional Money Market Fund (cost $450,419; includes $450,235 of cash collateral for securities on loan)(b)(w)			450,645	450,645

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,311,456)				3,311,682

Value
OPTIONS PURCHASED*~ — 0.2% (cost $1,304)	$74,061

TOTAL SHORT-TERM INVESTMENTS (cost $3,312,760)	3,385,743

TOTAL INVESTMENTS—100.6% (cost $31,194,119)	31,915,586
Liabilities in excess of other assets(z) — (0.6)%	(175,376)

NET ASSETS — 100.0%	$31,740,210

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $436,101; cash collateral of $450,235 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2020.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	$5,088
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	4,943
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	11,747
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	23,330
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	24,527
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	4,426

Total Options Purchased (cost $1,304)							$74,061

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	5 Year U.S. Treasury Notes	Sep. 2020	$4,149,492	$20,995
24	10 Year U.S. Ultra Treasury Notes	Sep. 2020	3,779,625	17,157

				38,152

Short Positions:
20	2 Year U.S. Treasury Notes	Sep. 2020	4,416,563	(1,141)
48	10 Year U.S. Treasury Notes	Sep. 2020	6,680,250	(26,699)
37	20 Year U.S. Treasury Bonds	Sep. 2020	6,606,813	(29,215)
21	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	4,581,281	12,286

				(44,769)

				$(6,617)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
23,195	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	$197,135	$1,957,429	$1,760,294
1,240	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	241,017	296,519	55,502
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	(4,862)	(24,950)	(20,088)

				$433,290	$2,228,998	$1,795,708

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$130,000	$1,355,627

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,563,402	$—
Collateralized Loan Obligations	—	1,828,756	—
Consumer Loans	—	235,726	—
Equipment	—	201,772	—
Student Loans	—	394,073	—
Commercial Mortgage-Backed Securities	—	5,827,202	—
Corporate Bonds	—	6,954,304	—
Sovereign Bonds	—	621,018	—
U.S. Government Agency Obligation	—	996,988	—
U.S. Treasury Obligations	—	9,906,602	—
Affiliated Mutual Funds	3,311,682	—	—
Options Purchased	—	74,061	—

Total	$3,311,682	$28,603,904	$—

Other Financial Instruments*
Assets
Futures Contracts	$50,438	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	1,815,796	—

Total	$50,438	$1,815,796	$—

Liabilities
Futures Contracts	$(57,055)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(20,088)	—

Total	$(57,055)	$(20,088)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	31.2%
Commercial Mortgage-Backed Securities	18.4
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	10.5
Collateralized Loan Obligations	5.8
Automobiles	4.9
Banks	4.5
U.S. Government Agency Obligation	3.1
Electric	2.3
Sovereign Bonds	2.0
Pharmaceuticals	1.8
Student Loans	1.2
Pipelines	1.2
Commercial Services	1.2
Retail	1.2
Oil & Gas	1.1
Media	1.0
Machinery-Diversified	0.9
Semiconductors	0.8
Consumer Loans	0.8

Agriculture	0.7%
Apparel	0.7
Chemicals	0.7
Healthcare-Services	0.7
Equipment	0.6
Multi-National	0.6
Healthcare-Products	0.5
Airlines	0.5
Miscellaneous Manufacturing	0.4
Real Estate Investment Trusts (REITs)	0.4
Auto Manufacturers	0.3
Options Purchased	0.2
Insurance	0.2
Diversified Financial Services	0.2

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interst rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$50,438	*	Due from/to broker — variation margin futures	$57,055	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,815,796	*	Due from/to broker — variation margin swaps	20,088	*
Interest rate contracts	Unaffiliated investments	74,061		—	—

		$1,940,295			$77,143

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(2,037)	$681	$(44,338)	$620,015

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$39,055	$40,522	$455,221

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)
$1,983	$1,333	$10,000,503	$30,450,037

Interest Rate Swap Agreements(2)
$54,999,400

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$436,101	$(436,101)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$59,604	$—	$59,604	$—	$59,604
Barclays Bank PLC	14,457	—	14,457	—	14,457

	$74,061	$—	$74,061	$—	$74,061

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $436,101:
Unaffiliated investments (cost $27,882,663)	$28,603,904
Affiliated investments (cost $3,311,456)	3,311,682
Dividends and interest receivable	175,802
Deposit with broker for centrally cleared/exchange-traded derivatives	130,000
Due from broker-variation margin futures	39,583
Prepaid expenses and other assets	5,194

Total Assets	32,266,165

LIABILITIES
Payable to broker for collateral for securities on loan	450,235
Accrued expenses and other liabilities	50,690
Due to broker-variation margin swaps	12,331
Payable for Portfolio shares repurchased	7,660
Management fee payable	3,328
Distribution fee payable	1,304
Affiliated transfer agent fee payable	378
Payable to custodian	29

Total Liabilities	525,955

NET ASSETS	$31,740,210

Net assets were comprised of:
Partners’ Equity	$31,740,210

Net asset value and redemption price per share, $31,740,210 / 2,535,994 outstanding shares of beneficial interest	$12.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$342,489
Affiliated dividend income	10,345
Income from securities lending, net (including affiliated income of $2,395)	2,414

Total income	355,248

EXPENSES
Management fee	73,550
Distribution fee	39,442
Custodian and accounting fees	30,945
Audit fee	26,008
Legal fees and expenses	5,754
Trustees’ fees	4,813
Shareholders’ reports	3,737
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	9,459

Total expenses	197,167
Less: Fee waiver and/or expense reimbursement	(50,441)

Net expenses	146,726

NET INVESTMENT INCOME (LOSS)	208,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,021)	393,559
Futures transactions	(44,338)
Options written transactions	681
Swap agreements transactions	620,015

969,917

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $213)	265,704
Futures	40,522
Swap agreements	455,221

761,447

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,731,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,939,886

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$208,522	$1,107,140
Net realized gain (loss) on investment transactions	969,917	768,930
Net change in unrealized appreciation (depreciation) on investments	761,447	2,704,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,939,886	4,580,488

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,409,318 and 241,953 shares, respectively]	41,437,967	2,817,900
Portfolio shares repurchased [2,832,361 and 7,019,711 shares, respectively]	(34,490,355)	(78,987,345)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	6,947,612	(76,169,445)

TOTAL INCREASE (DECREASE)	8,887,498	(71,588,957)
NET ASSETS:
Beginning of period	22,852,712	94,441,669

End of period	$31,740,210	$22,852,712

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 94.3%

ASSET-BACKED SECURITIES — 20.9%
Automobiles — 6.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	300		$314,564
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	—	(r)	356
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200		203,599
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400		417,272
Chesapeake Funding II LLC (Canada),
Series 2018-03A, Class A1, 144A
3.390%	01/15/31	273		281,502
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	49		49,113
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A
3.520%	07/15/30	500		534,884
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100		105,520
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	300		304,276

				2,211,086

Collateralized Loan Obligations — 10.7%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.436%(c)	07/16/29	746		736,314
Bain Capital Credit CLO (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.003%(c)	04/23/31	250		243,468
Carlye Cent CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%
1.790%(c)	04/30/31	250		244,137
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A,Floor 0.980%)
2.000%(c)	04/24/31	250		241,900
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120%
2.255%(c)	07/19/28	500		493,528
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.185%(c)	04/20/31	250		241,852
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	01/17/30	249		245,212

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.381%(c)	10/25/28	500	$494,769
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.195%(c)	10/20/29	750	732,579

			3,673,759

Consumer Loans — 0.9%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	136	136,813
Series 2019-02, Class A, 144A
3.010%	04/25/28	175	177,489

			314,302

Credit Cards — 1.3%
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	400	433,319

Student Loans — 1.6%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	7	7,265
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	417,687
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	42	42,385
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	84	84,793

			552,130

TOTAL ASSET-BACKED SECURITIES (cost $7,011,585)			7,184,596

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.3%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	198	199,275
Series 2017-BNK07, Class A1
1.984%	09/15/60	36	35,806
Series 2018-BN14, Class A1
3.277%	09/15/60	113	116,183
Series 2018-BN15, Class A1
3.402%	11/15/61	456	470,552
Series 2019-BN19, Class A1
2.263%	08/15/61	875	891,012
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	63	63,559
Series 2017-CD05, Class A1
2.028%	08/15/50	123	123,954

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CD06, Class A1
2.168%	11/13/50	368		$371,670
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A1
1.965%	06/15/50	27		27,348
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	250		272,857
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	73		73,430
Series 2016-C02, Class A1
1.499%	08/10/49	54		53,499
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	101		108,570
Series 2014-UBS02, Class A2
2.820%	03/10/47	—	(r)	290
Series 2014-UBS04, Class A2
2.963%	08/10/47	3		3,080
Series 2014-UBS06, Class A4
3.378%	12/10/47	265		283,626
Series 2015-CR26, Class A3
3.359%	10/10/48	164		177,846
Series 2016-DC02, Class A1
1.820%	02/10/49	20		20,223
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	77		77,261
Series 2017-C06, Class A1
1.907%	06/10/50	231		232,494
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	127		137,597
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	18		18,363
Series 2014-GC22, Class A3
3.516%	06/10/47	45		45,876
Series 2017-GS07, Class A1
1.950%	08/10/50	104		104,658
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19		19,673
Series 2014-C19, Class A3
3.669%	04/15/47	90		91,390
Series 2014-C21, Class A4
3.493%	08/15/47	145		153,275
Series 2014-C24, Class A4A1
3.373%	11/15/47	430		458,334
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	3		2,534
Series 2017-JP07, Class A1
1.969%	09/15/50	318		319,713

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49		59	$58,641
Series 2017-C07, Class A1
2.081%	10/15/50		52	51,965
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46		319	328,472
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47		383	388,821
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48		155	167,942
Series 2016-C30, Class A1
1.389%	09/15/49		141	141,384
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45		870	895,161
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49		111	110,663
Series 2016-C34, Class A1
1.423%	06/15/49		31	31,000
Series 2016-C35, Class A1
1.392%	07/15/48		165	165,030
Series 2017-C38, Class A1
1.968%	07/15/50		68	68,083
Series 2017-C41, Class A3
3.210%	11/15/50		300	325,579

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,370,420)				7,686,689

CORPORATE BONDS — 26.1%
Agriculture — 1.3%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes 2.750%	03/27/25		270	293,132
BAT Capital Corp. (United Kingdom),
Gtd. Notes 4.700%	04/02/27		120	137,878

				431,010

Apparel — 0.8%
NIKE, Inc.,
Sr. Unsec’d. Notes 2.750%	03/27/27		265	290,831

Banks — 7.5%
Bank of America Corp.,
Sr. Unsec’d. Notes 3.366%(ff)	01/23/26		85	92,767
Sub. Notes, MTN 4.000%	01/22/25		65	71,880
Citigroup, Inc.,
Jr. Sub. Notes, Series V 4.700%(ff)	–	(rr)	65	58,044

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc., (continued)
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		170	$182,681
3.352%(ff)	04/24/25		110	118,784
Sub. Notes
4.400%	06/10/25		75	83,851
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		95	98,139
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25		50	56,262
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–	(rr)	20	17,825
Jr. Sub. Notes, Series II
4.000%(ff)	–	(rr)	20	17,476
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25		515	539,124
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25		200	217,482
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		390	412,298
Sub. Notes, GMTN
4.350%	09/08/26		130	149,689
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		375	452,954

				2,569,256

Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		120	137,874

Commercial Services — 1.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	73,534
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		435	493,155

				566,689

Diversified Financial Services — 0.5%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		60	65,169
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27		70	79,411
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27		40	41,781

				186,361

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric — 1.1%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	145	$165,676
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	140	148,105
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	65	71,245

			385,026

Healthcare-Products — 0.6%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	65	74,098
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	125	142,574

			216,672

Healthcare-Services — 0.5%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	135	154,314

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	20	22,777

Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	6	6,515
4.569%	02/01/29	19	22,245

			28,760

Machinery-Diversified — 1.0%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	300	327,678

Media — 2.1%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	220	241,978
3.950%	10/15/25	125	143,188
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	150	161,186
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	170	183,930

			730,282

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	78,491

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals — 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	150	$162,948
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27	60	66,228
4.500%	02/25/26	40	46,528
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	135	151,613
4.100%	03/25/25	200	226,123
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	130	144,377

			797,817

Pipelines — 0.7%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	119,832
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	116,310

			236,142

Retail — 2.1%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	145	161,236
3.500%	07/01/27	265	301,009
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	240	274,470

			736,715

Semiconductors — 0.9%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	270	315,336

Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	120	128,645

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	160	177,513
4.350%	03/01/29	170	197,858
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	50	50,005

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		200	$218,132

				643,508

TOTAL CORPORATE BONDS (cost $8,160,131)				8,984,184

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.6%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		175	190,861

(cost $177,726)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Federal Home Loan Bank
2.625%	10/01/20	(k)	235	236,434
Federal Home Loan Mortgage Corp.
0.375%	04/20/23		765	767,370
Federal National Mortgage Assoc.
2.500%	02/05/24		490	528,403
2.875%	09/12/23		500	541,646

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,989,024)				2,073,853

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bonds
3.625%	02/15/44	(k)	685	1,002,455
U.S. Treasury Notes
2.125%	05/15/25	(k)	3,925	4,273,037
2.375%	08/15/24	(k)	835	908,128
U.S. Treasury Strips Coupon
2.394%(s)	11/15/43		2	1,405
3.103%(s) 11/15/34(k)			190	162,843

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,246,544)				6,347,868

TOTAL LONG-TERM INVESTMENTS
(cost $30,955,430)				32,468,051

			Shares

SHORT-TERM INVESTMENTS — 5.4%

AFFILIATED MUTUAL FUND — 5.3%
PGIM Core Ultra Short Bond Fund
(cost $1,824,866)(w)			1,824,866	1,824,866

OPTIONS PURCHASED*~ — 0.1% (cost $1,040)				59,167

TOTAL SHORT-TERM INVESTMENTS (cost $1,825,906)				1,884,033

TOTAL INVESTMENTS — 99.7% (cost $32,781,336)				34,352,084
Other assets in excess of liabilities(z) — 0.3%				88,572

NET ASSETS — 100.0%				$34,440,656

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	$4,062
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	3,941
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	442	9,339
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	878	18,588
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	19,709
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	3,528

Total Options Purchased (cost $ 1,040)							$59,167

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
34	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$5,354,469	$25,027
Short Positions:
18	2 Year U.S. Treasury Notes	Sep. 2020	3,974,906	(1,341)
33	5 Year U.S. Treasury Notes	Sep. 2020	4,149,492	(6,747)
39	10 Year U.S. Treasury Notes	Sep. 2020	5,427,704	(21,298)
7	20 Year U.S. Treasury Bonds	Sep. 2020	1,249,938	(7,744)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	1,963,406	8,375

				(28,755)

				$(3,728)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
17,100	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	$1,491,262	$1,836,168	$344,906
2,455	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	300,181	333,082	32,901
498	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	2,249	(69,308)	(71,557)
60	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(13,609)	(13,609)
70	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	1,014	1,014
1,280	05/11/50	2.400%(S)	3 Month LIBOR(2)(Q)	580,910	522,475	(58,435)

				$2,374,602	$2,609,822	$235,220

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,619,730

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$2,211,086	$—
Collateralized Loan Obligations.	—	3,673,759	—
Consumer Loans	—	314,302	—
Credit Cards	—	433,319	—
Student Loans	—	552,130	—
Commercial Mortgage-Backed Securities	—	7,686,689	—
Corporate Bonds	—	8,984,184	—
Residential Mortgage-Backed Security	—	190,861	—
U.S. Government Agency Obligations	—	2,073,853	—
U.S. Treasury Obligations	—	6,347,868	—
Affiliated Mutual Fund	1,824,866	—	—
Options Purchased	—	59,167	—

Total	$1,824,866	$32,527,218	$—

Other Financial Instruments*
Assets
Futures Contracts	$33,402	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	378,821	—

Total	$33,402	$378,821	$—

Liabilities
Futures Contracts	$(37,130)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(143,601)	—

Total	$(37,130)	$(143,601)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Commercial Mortgage-Backed Securities	22.3%
U.S. Treasury Obligations	18.4

Collateralized Loan Obligations	10.7%
Banks	7.5

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):
Automobiles	6.4%
U.S. Government Agency Obligations	6.0
Affiliated Mutual Fund	5.3
Pharmaceuticals	2.3
Retail	2.1
Media	2.1
Telecommunications	1.9
Commercial Services	1.6
Student Loans	1.6
Credit Cards	1.3
Agriculture	1.3
Electric	1.1
Machinery-Diversified	1.0
Semiconductors	0.9
Consumer Loans	0.9
Apparel	0.8

Pipelines	0.7%
Healthcare-Products	0.6
Residential Mortgage-Backed Security	0.6
Diversified Financial Services	0.5
Healthcare-Services	0.5
Chemicals	0.4
Software	0.4
Multi-National	0.2
Options Purchased	0.1
Insurance	0.1
Household Products/Wares	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$33,402	*	Due from/to broker — variation margin futures	$37,130	*
Interest rate contracts	Due from/to broker — variation margin swaps	378,821	*	Due from/to broker — variation margin swaps	143,601	*
Interest rate contracts	Unaffiliated investments	59,167		—	—

		$471,390			$180,731

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(2,037)	$681	$(76,859)	$4,296,841

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$31,199	$23,730	$(2,329,083)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$1,719	$1,333	$10,704,505	$37,181,646

Interest Rate Swap Agreements(2)
$42,815,867

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$47,636	$—	$47,636	$—	$47,636
Barclays Bank PLC	11,531	—	11,531	—	11,531

	$59,167	$—	$59,167	$—	$59,167

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $30,956,470)	$32,527,218
Affiliated investments (cost $1,824,866)	1,824,866
Dividends and interest receivable	156,248
Due from broker-variation margin futures	10,900
Prepaid expenses	5,352

Total Assets	34,524,584

LIABILITIES
Audit fee payable	26,008
Custodian and accounting fees payable	25,459
Due to broker-variation margin swaps	13,430
Accrued expenses and other liabilities	8,513
Payable for Portfolio shares repurchased	4,858
Management fee payable	4,011
Distribution fee payable	1,243
Affiliated transfer agent fee payable	378
Payable to custodian	28

Total Liabilities	83,928

NET ASSETS	$34,440,656

Net assets were comprised of:
Partners’ Equity	$34,440,656

Net asset value and redemption price per share, $34,440,656 / 2,363,426 outstanding shares of beneficial interest	$14.57

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$459,727
Affiliated dividend income	14,044

Total income	473,771

EXPENSES
Management fee	88,512
Distribution fee	47,464
Custodian and accounting fees	32,942
Audit fee	26,008
Legal fees and expenses	5,761
Trustees’ fees	4,872
Shareholders’ reports	3,805
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	10,909

Total expenses	223,733
Less: Fee waiver and/or expense reimbursement	(47,165)

Net expenses	176,568

NET INVESTMENT INCOME (LOSS)	297,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	453,011
Futures transactions	(76,859)
Options written transactions	681
Swap agreements transactions	4,296,841

4,673,674

Net change in unrealized appreciation (depreciation) on:
Investments	708,609
Futures	23,730
Swap agreements	(2,329,083)

(1,596,744)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,076,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,374,133

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$297,203	$1,485,387
Net realized gain (loss) on investment transactions	4,673,674	2,744,286
Net change in unrealized appreciation (depreciation) on investments	(1,596,744)	2,269,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,374,133	6,499,539

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,884,955 and 456,194 shares, respectively]	54,198,867	6,033,579
Portfolio shares repurchased [4,172,005 and 7,952,552 shares, respectively]	(58,160,593)	(100,891,321)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,961,726)	(94,857,742)

TOTAL INCREASE (DECREASE)	(587,593)	(88,358,203)
NET ASSETS:
Beginning of period	35,028,249	123,386,452

End of period	$34,440,656	$35,028,249

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 87.1%

ASSET-BACKED SECURITIES — 29.6%
Automobiles — 5.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	300	$299,964
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	298,072
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	401,290
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	938,862
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	196	197,243
Series 2018-02, Class A2, 144A
3.140%	02/20/24	243	245,563
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	700	700,466
Series 2018-02, Class A, 144A
3.470%	01/15/30	500	529,141
Ford Credit Floorplan Master Owner Trust,
Series 2019-02, Class A
3.060%	04/15/26	200	209,225
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	900	912,827

			4,732,653

Collateralized Loan Obligations — 20.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.319%(c)	07/15/31	1,000	971,467
Bain Capital Credit CLO (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.003%(c)	04/23/31	1,000	973,872
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.955%(c)	01/17/28	727	719,098
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.105%(c)	04/17/31	749	725,399
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.208%(c)	01/22/31	250	246,069
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.005%(c)	04/19/29	1,000	981,656
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor
0.000%) 1.182%(c)	11/15/26	378	371,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	500	$485,843
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.049%(c)	04/15/27	959	948,018
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.935%(c)	01/18/28	497	491,304
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.527%(c)	02/20/31	750	733,139
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.386%(c)	01/16/31	750	731,264
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.071%(c)	04/26/31	1,500	1,459,625
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.276%(c)	07/16/31	250	243,729
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.295%(c)	10/20/31	500	487,218
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	01/20/31	1,000	976,708
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%) 2.315%(c) 10/18/31 500 482,644
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.381%(c)	10/25/28	750	742,154
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
2.479%(c)	01/15/32	500	485,004
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
2.125%(c)	04/18/31	748	731,441
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.035%(c)	01/18/29	1,000	983,990
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	01/20/31	500	490,305

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	500	$486,584
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	2,720	2,623,549

			18,571,835

Credit Cards — 2.4%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	621,201
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	719,817
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	800	830,187

			2,171,205

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	297	299,811
Student Loans — 0.8%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	29	29,060
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	71	71,333
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	589	593,551

			693,944

TOTAL ASSET-BACKED SECURITIES (cost $26,729,948)			26,469,448

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class A1
2.010%	02/15/50	305	305,812
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,887,018
Commercial Mortgage Trust,
Series 2014-LC17, Class A5
3.917%	10/10/47	206	225,470
Series 2015-CR22, Class A3
3.207%	03/10/48	100	102,455
Series 2015-CR26, Class A3
3.359%	10/10/48	600	650,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC21, Class A3
3.445%	07/10/48		600	$651,311
Series 2015-LC21, Class A4
3.708%	07/10/48		340	373,655
Series 2015-LC23, Class A4
3.774%	10/10/48		160	177,086
Series 2015-PC01, Class A5
3.902%	07/10/50		340	374,265
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26		23,726	1,569,336
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48		600	652,106
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47		60	60,927
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		800	861,957
Series 2015-C26, Class A3
3.211%	10/15/48		307	323,065
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48		600	621,177
Series 2016-UB12, Class A1
1.779%	12/15/49		474	475,037
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45		2,045	2,104,142
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48		492	528,503
Series 2015-LC20, Class A3
3.086%	04/15/50		100	101,963
Series 2017-C41, Class A2
2.590%	11/15/50		1,100	1,130,209

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,712,695)				13,176,151

CORPORATE BONDS — 19.8%
Agriculture — 0.6%
BAT Capital Corp. (United Kingdom), Gtd. Notes
4.700%	04/02/27		250	287,246
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A
3.500%	06/15/22		275	287,642

				574,888

Banks — 7.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	(a)	495	555,971
Sub. Notes, MTN
4.450%	03/03/26		595	683,473

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20		200	$200,759
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	(a)	925	1,026,018
Sub. Notes
3.875%	03/26/25		250	273,502
4.400%	06/10/25		385	430,433
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25		835	923,527
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		55	60,406
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	105	93,581
Jr. Sub. Notes, Series II
4.000%(ff)	—	(rr)	105	91,748
Sr. Unsec’d. Notes
3.125%	01/23/25	(a)	580	631,600
Sub. Notes
4.250%	10/01/27	(a)	550	638,038
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	(a)	330	358,845
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26		720	829,045

				6,796,946

Diversified Financial Services — 0.8%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		125	135,768
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23		250	271,815
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21		250	254,545
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27		85	88,784

				750,912

Electric — 2.4%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26		240	250,923
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		60	64,404
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26		810	903,107

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		150	$162,733
PacifiCorp,
First Mortgage
3.350%	07/01/25		160	175,840
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26		495	549,422

				2,106,429

Insurance — 1.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		915	1,013,186

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		455	485,267
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	(a)	360	389,499

				874,766

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		405	407,708

Pharmaceuticals — 3.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22		25	26,215
3.600%	05/14/25		700	773,920
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		47	51,706
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24		225	243,341
3.550%	08/15/22		495	525,977
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25		290	324,158
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		375	423,981
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		425	472,002

				2,841,300

Retail — 0.5%
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27		390	446,014

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25		255	$273,370
2.950%	05/15/25		100	109,134

				382,504

Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	(a)	740	861,264
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		200	200,019
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		410	447,172

				1,508,455

TOTAL CORPORATE BONDS (cost $16,221,377)				17,703,108

SOVEREIGN BONDS — 2.9%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		200	201,170
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		200	200,528
2.125%	10/25/23		200	209,506
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		220	228,009
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	(a)	1,500	1,552,413
2.500%	09/10/21		50	51,277
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		200	202,867

TOTAL SOVEREIGN BONDS (cost $2,569,714)				2,645,770

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Federal Home Loan Bank
2.625%	10/01/20		730	734,455
3.000%	10/12/21		1,000	1,036,035
Federal Home Loan Mortgage Corp.
0.375%	04/20/23		2,355	2,362,296
Federal National Mortgage Assoc.
1.875%	09/24/26		75	80,724
2.000%	10/05/22		1,200	1,248,100
2.125%	04/24/26		3,675	4,004,584
2.375%	01/19/23		180	190,131
2.500%	02/05/24		210	226,458
2.875%	09/12/23		4,325	4,685,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,716,575)				14,568,021

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds
3.625%	02/15/44	(k)	2,005	$2,934,192
U.S. Treasury Strips Coupon
2.353%(s)	02/15/44		430	300,227
2.365%(s)	05/15/44	(k)	230	159,419

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,381,996)				3,393,838

TOTAL LONG-TERM INVESTMENTS (cost $75,332,305)				77,956,336

			Shares

SHORT-TERM INVESTMENTS — 17.8%
AFFILIATED MUTUAL FUNDS — 17.6%
PGIM Core Short-Term Bond Fund(w)			910,064	8,354,387
PGIM Core Ultra Short Bond Fund(w)			2,731,867	2,731,867
PGIM Institutional Money Market Fund (cost $4,650,520; includes $4,649,071 of cash collateral for securities on loan)(b)(w)			4,652,723	4,652,723

TOTAL AFFILIATED MUTUAL FUNDS (cost $15,733,798)				15,738,977

OPTIONS PURCHASED*~ — 0.2%
(cost $3,402)				193,119

TOTAL SHORT-TERM INVESTMENTS (cost $15,737,200)				15,932,096

TOTAL INVESTMENTS—104.9% (cost $91,069,505)				93,888,432
Liabilities in excess of other assets(z) — (4.9)%				(4,386,486)

NET ASSETS — 100.0%				$89,501,946

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,555,440; cash collateral of $4,649,071 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	$13,301
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	12,892
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	30,594
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	60,845
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	63,945
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	11,542

Total Options Purchased (cost $ 3,402)							$193,119

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
120	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$18,898,126	$84,173

Short Positions:
55	2 Year U.S. Treasury Notes	Sep. 2020	12,145,547	(2,424)
235	5 Year U.S. Treasury Notes	Sep. 2020	29,549,415	(84,605)
19	10 Year U.S. Treasury Notes	Sep. 2020	2,644,266	(348)
19	20 Year U.S. Treasury Bonds	Sep. 2020	3,392,687	(20,331)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	436,312	(6,606)

				(114,314)

				$(30,141)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
55,270	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	$(276,510)	$4,063,672	$4,340,182
3,200	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	386,969	434,168	47,199
165	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(37,424)	(37,424)
184	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	2,666	2,666

				$110,459	$4,463,082	$4,352,623

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,845,229

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$4,732,653	$—
Collateralized Loan Obligations	—	18,571,835	—
Credit Cards	—	2,171,205	—
Equipment	—	299,811	—
Student Loans	—	693,944	—
Commercial Mortgage-Backed Securities	—	13,176,151	—
Corporate Bonds	—	17,703,108	—
Sovereign Bonds	—	2,645,770	—
U.S. Government Agency Obligations	—	14,568,021	—
U.S. Treasury Obligations	—	3,393,838	—
Affiliated Mutual Funds	15,738,977	—	—
Options Purchased	—	193,119	—

Total	$15,738,977	$78,149,455	$—

Other Financial Instruments*
Assets
Futures Contracts	$84,173	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	4,390,047	—

Total	$84,173	$4,390,047	$—

Liabilities
Futures Contracts	$(114,314)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(37,424)	—

Total	$(114,314)	$(37,424)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Collateralized Loan Obligations	20.8%
Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	17.6
U.S. Government Agency Obligations	16.3
Commercial Mortgage-Backed Securities	14.7

Banks	7.6%
Automobiles	5.3
U.S. Treasury Obligations	3.8
Pharmaceuticals	3.2
Sovereign Bonds	2.9

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Credit Cards	2.4%
Electric	2.4
Telecommunications	1.7
Insurance	1.1
Media	1.0
Diversified Financial Services	0.8
Student Loans	0.8
Agriculture	0.6
Retail	0.5

Multi-National	0.5%
Software	0.4
Equipment	0.3
Options Purchased	0.2

104.9
Liabilities in excess of other assets	(4.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$84,173	*	Due from/to broker — variation margin futures	$114,314	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,390,047	*	Due from/to broker — variation margin swaps	37,424	*
Interest rate contracts	Unaffiliated investments	193,119		—	—

		$4,667,339			$151,738

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(14,261)	$4,941	$238,201	$159,704

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$101,837	$(139,960)	$5,572,860

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$8,156	$9,667	$28,393,897	$62,016,507

Interest Rate Swap Agreements(2)
$107,257,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$4,555,440	$(4,555,440)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$155,384	$—	$155,384	$—	$155,384
Barclays Bank PLC	37,735	—	37,735	—	37,735

	$193,119	$—	$193,119	$—	$193,119

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $4,555,440:
Unaffiliated investments (cost $75,335,707)	$78,149,455
Affiliated investments (cost $15,733,798)	15,738,977
Cash	64,789
Dividends and interest receivable	414,707
Prepaid expenses and other assets	5,526

Total Assets	94,373,454

LIABILITIES
Payable to broker for collateral for securities on loan	4,649,071
Payable for Portfolio shares repurchased	89,128
Due to broker-variation margin swaps	55,136
Accrued expenses and other liabilities	50,522
Management fee payable	14,638
Due to broker-variation margin futures	9,167
Distribution fee payable	3,468
Affiliated transfer agent fee payable	378

Total Liabilities	4,871,508

NET ASSETS	$89,501,946

Net assets were comprised of:
Partners’ Equity	$89,501,946

Net asset value and redemption price per share, $89,501,946 / 7,075,399 outstanding shares of beneficial interest	$12.65

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,358,943
Affiliated dividend income	52,416
Income from securities lending, net (including affiliated income of $5,312)	5,398

Total income	1,416,757

EXPENSES
Management fee	255,135
Distribution fee	136,805
Custodian and accounting fees	33,843
Audit fee	26,008
Legal fees and expenses	5,947
Trustees’ fees	5,447
Shareholders’ reports	3,817
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	15,069

Total expenses	485,530

NET INVESTMENT INCOME (LOSS)	931,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(387))	2,697,354
Futures transactions	238,201
Options written transactions	4,941
Swap agreements transactions	159,704

3,100,200

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,573)	991,024
Futures	(139,960)
Swap agreements	5,572,860

6,423,924

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	9,524,124

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,455,351

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$931,227	$2,999,376
Net realized gain (loss) on investment transactions	3,100,200	(3,460,218)
Net change in unrealized appreciation (depreciation) on investments	6,423,924	15,671,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,455,351	15,210,547

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,600,606 and 3,321,417 shares, respectively]	44,007,099	38,019,926
Portfolio shares repurchased [8,170,961 and 10,314,318 shares, respectively]	(99,084,527)	(114,332,634)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(55,077,428)	(76,312,708)

TOTAL INCREASE (DECREASE)	(44,622,077)	(61,102,161)
NET ASSETS:
Beginning of period	134,124,023	195,226,184

End of period	$89,501,946	$134,124,023

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.7%
ASSET-BACKED SECURITIES — 36.3%
Automobiles — 9.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	700	$699,916
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,043,180
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	228	230,117
Series 2018-02, Class A2, 144A
3.140%	02/20/24	292	294,676
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	1,300	1,337,711
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	1,000	1,014,252

			4,619,852

Collateralized Loan Obligations — 20.5%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/28	2,000	1,978,043
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.026%(c)	01/16/26	103	101,789
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	500	485,843
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.527%(c)	02/20/31	1,000	977,518
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.386%(c)	01/16/31	750	731,264
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.165%(c)	04/20/31	750	728,795
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.293%(c)	10/23/31	1,500	1,450,441
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	500	482,644
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	500	486,584

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
2.475%(c)	07/20/32	500		$489,362
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	1,978		1,908,036

				9,820,319

Credit Cards — 4.2%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	900		933,960
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000		1,068,889

				2,002,849

Equipment — 1.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	800		814,675

Student Loan — 0.2%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	92		91,713

TOTAL ASSET-BACKED SECURITIES (cost $17,370,332)				17,349,408

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class A1
2.010%	02/15/50	305		305,813
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	179		181,140
Series 2014-CR21, Class A3
3.528%	12/10/47	454		487,564
Series 2014-LC17, Class A3
3.723%	10/10/47	115		118,765
Series 2014-UBS02, Class A2
2.820%	03/10/47	—	(r)	252
Series 2015-LC21, Class A4
3.708%	07/10/48	500		549,492
Series 2015-PC01, Class A2
3.148%	07/10/50	577		576,569
Series 2015-PC01, Class A5
3.902%	07/10/50	500		550,389
Series 2016-COR01, Class A3
2.826%	10/10/49	1,600		1,691,906
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	11,997		793,529

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46		198	$200,057
Series 2013-GC14, Class A3
3.526%	08/10/46		10	9,791
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48		361	379,473
Series 2016-C32, Class A1
1.968%	12/15/49		193	193,379
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45		1,185	1,219,271

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,116,333)				7,257,390

CORPORATE BONDS — 21.4%
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		295	283,390
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		20	20,584

				303,974

Banks — 7.3%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26		465	534,143
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20		200	200,759
Citigroup, Inc.,
Sub. Notes
4.400%	06/10/25		520	581,364
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23		250	268,852
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25		60	65,440
3.850%	01/26/27		170	191,145
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–	(rr)	85	75,756
Jr. Sub. Notes, Series II
4.000%(ff)	–	(rr)	90	78,641
Sr. Unsec’d. Notes
3.200%	06/15/26	(a)	600	665,660
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		345	391,748
Sub. Notes, GMTN
4.350%	09/08/26		385	443,309

				3,496,817

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 1.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		800	$803,295

Diversified Financial Services — 1.7%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		250	275,325
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23		250	271,815
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21		250	254,545

				801,685

Electric — 2.6%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		15	16,101
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26		460	512,875
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		35	37,971
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26		615	682,615

				1,249,562

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		25	27,410

Insurance — 1.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		750	830,480

Media — 1.2%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	(a)	500	549,803

Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		580	583,878

Pipelines — 0.7%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	(a)	315	341,331

Telecommunications — 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	(a)	500	581,935

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Telecommunications (continued)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		53	$53,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		250	264,468
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21		335	348,375

				1,247,778

TOTAL CORPORATE BONDS (cost $9,550,864)				10,236,013

SOVEREIGN BONDS — 8.7%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		200	201,169
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		400	401,057
2.125%	10/25/23		200	209,506
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		260	269,465
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26		300	322,668
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22		1,500	1,552,413
2.500%	09/10/21		105	107,681
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		780	872,317
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		200	202,867

TOTAL SOVEREIGN BONDS (cost $3,924,887)				4,139,143

U.S. GOVERNMENT AGENCY OBLIGATION — 3.1%
Federal National Mortgage Assoc.
2.125%	04/24/26	(k)	1,345	1,465,624
(cost $1,345,486)

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
3.625%	02/15/44	(k)	3,960	5,795,212
U.S. Treasury Notes
2.375%	08/15/24	(k)	380	413,280

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,302,698)				6,208,492

TOTAL LONG-TERM INVESTMENTS (cost $45,610,600)				46,656,070

	Shares	Value
SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS — 17.2%
PGIM Core Ultra Short Bond Fund(w)	778,777	$778,777
PGIM Institutional Money Market Fund (cost $7,469,117; includes $7,467,315 of cash collateral for securities on loan)(b)(w)	7,469,312	7,469,312

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,247,894)		8,248,089

OPTIONS PURCHASED*~ — 0.5% (cost $3,930)		222,760

TOTAL SHORT-TERM INVESTMENTS (cost $8,251,824)		8,470,849

TOTAL INVESTMENTS — 115.4% (cost $53,862,424)		55,126,919
Liabilities in excess of other assets(z) — (15.4)%		(7,352,026)

NET ASSETS — 100.0%		$47,774,893

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,297,706; cash collateral of $7,467,315 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	688	$15,354
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	669	14,896
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,672	35,326
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	3,319	70,267
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	3,360	73,581
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	669	13,336

Total Options Purchased (cost $3,930)							$222,760

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
54	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$8,504,156	$38,771

Short Positions:
38	2 Year U.S. Treasury Notes	Sep. 2020	8,391,469	(2,915)
135	5 Year U.S. Treasury Notes	Sep. 2020	16,975,196	(45,561)
10	10 Year U.S. Treasury Notes	Sep. 2020	1,391,719	(3,171)
22	20 Year U.S. Treasury Bonds	Sep. 2020	3,928,375	(18,836)
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	2,181,562	6,991

				(63,492)

				$(24,721)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,808	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	$(970,099)	$4,576,195	$5,546,294
175	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(39,692)	(39,692)

				$(970,099)	$4,536,503	$5,506,602

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,681,868

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$4,619,852	$—
Collateralized Loan Obligations	—	9,820,319	—
Credit Cards	—	2,002,849	—
Equipment	—	814,675	—
Student Loan	—	91,713	—
Commercial Mortgage-Backed Securities	—	7,257,390	—
Corporate Bonds	—	10,236,013	—
Sovereign Bonds	—	4,139,143	—
U.S. Government Agency Obligation	—	1,465,624	—
U.S. Treasury Obligations	—	6,208,492	—
Affiliated Mutual Funds	8,248,089	—	—
Options Purchased	—	222,760	—

Total	$8,248,089	$46,878,830	$—

Other Financial Instruments*
Assets
Futures Contracts	$45,762	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	5,546,294	—

Total	$45,762	$5,546,294	$—

Liabilities
Futures Contracts	$(70,483)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(39,692)	—

Total	$(70,483)	$(39,692)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Collateralized Loan Obligations	20.5%
Affiliated Mutual Funds (15.6% represents investments purchased with collateral from securities on loan)	17.2
Commercial Mortgage-Backed Securities	15.2
U.S. Treasury Obligations	13.0
Automobiles	9.7
Sovereign Bonds	8.7
Banks	7.3
Credit Cards	4.2
U.S. Government Agency Obligation	3.1
Electric	2.6
Telecommunications	2.6
Insurance	1.7
Equipment	1.7

Commercial Services	1.7%
Diversified Financial Services	1.7
Multi-National	1.2
Media	1.2
Pipelines	0.7
Auto Manufacturers	0.6
Options Purchased	0.5
Student Loan	0.2
Healthcare-Services	0.1

115.4
Liabilities in excess of other assets	(15.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contract risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$45,762	*	Due from/to broker — variation margin futures	$70,483	*
Interest rate contracts	Due from/to broker — variation margin swaps	5,546,294	*	Due from/to broker — variation margin swaps	39,692	*
Interest rate contracts	Unaffiliated investments	222,760		—	—

		$5,814,816			$110,175

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts.	$(14,261)	$4,941	$1,387,456	$1,973,675

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$117,470	$19,021	$3,340,599

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$8,684	$9,667	$14,123,646	$41,939,013

Interest Rate Swap Agreements(2)
$92,967,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$7,297,706	$(7,297,706)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$179,174	$—	$179,174	$—	$179,174
Barclays Bank PLC	43,586	—	43,586	—	43,586

	$222,760	$—	$222,760	$—	$222,760

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2027 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $7,297,706:
Unaffiliated investments (cost $45,614,530)	$46,878,830
Affiliated investments (cost $8,247,894)	8,248,089
Dividends and interest receivable	248,967
Due from broker-variation margin futures	12,576
Prepaid expenses and other assets	5,761

Total Assets	55,394,223

LIABILITIES
Payable to broker for collateral for securities on loan .	7,467,315
Payable for Portfolio shares repurchased	61,462
Accrued expenses and other liabilities	53,230
Due to broker-variation margin swaps	28,889
Management fee payable	6,353
Distribution fee payable	1,649
Affiliated transfer agent fee payable	378
Trustees’ fees payable	54

Total Liabilities	7,619,330

NET ASSETS	$47,774,893

Net assets were comprised of:
Partners’ Equity	$47,774,893

Net asset value and redemption price per share, $47,774,893 / 3,797,858 outstanding shares of beneficial interest	$12.58

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$854,414
Affiliated dividend income	68,167
Income from securities lending, net (including affiliated income of $3,596)	3,700

Total income	926,281

EXPENSES
Management fee	168,212
Distribution fee	90,193
Custodian and accounting fees	32,431
Audit fee	26,008
Legal fees and expenses	5,895
Trustees’ fees	5,364
Shareholders’ reports	3,963
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	15,811

Total expenses	351,336
Less: Fee waiver and/or expense reimbursement	(15,815)

Net expenses	335,521

NET INVESTMENT INCOME (LOSS)	590,760

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(62,350))	1,720,520
Futures transactions	1,387,456
Options written transactions	4,941
Swap agreements transactions	1,973,675

5,086,592

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $36,167)	(291,455)
Futures	19,021
Swap agreements	3,340,599

3,068,165

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	8,154,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,745,517

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$590,760	$3,191,421
Net realized gain (loss) on investment transactions	5,086,592	(12,456,084)
Net change in unrealized appreciation (depreciation) on investments	3,068,165	27,264,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,745,517	18,000,097

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,237,885 and 377,835 shares, respectively]	38,404,585	3,920,036
Portfolio shares repurchased [8,372,014 and 14,585,559 shares, respectively]	(100,249,024)	(157,014,860)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(61,844,439)	(153,094,824)

TOTAL INCREASE (DECREASE)	(53,098,922)	(135,094,727)
NET ASSETS:
Beginning of period	100,873,815	235,968,542

End of period	$47,774,893	$100,873,815

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 75.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.0%
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46		26		$25,877
Series 2014-UBS02, Class A2
2.820%	03/10/47		—	(r)	77
Series 2014-UBS04, Class A2
2.963%	08/10/47		4		4,235
Series 2015-LC21, Class A4
3.708%	07/10/48		60		65,939
Series 2015-PC01, Class A5
3.902%	07/10/50		60		66,047
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28		80		96,762
Series K736, Class X1, IO
1.437%(cc)	07/25/26		700		46,289
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46		28		28,580
Series 2014-GC22, Class A3
3.516%	06/10/47		46		46,496
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50		3		2,754
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45		70		72,024

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $446,426)					455,080

CORPORATE BONDS — 12.7%
Aerospace & Defense — 0.2%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30		5		6,070

Apparel — 0.4%
VF Corp.,
Sr. Unsec’d. Notes
2.800%	04/23/27		15		15,903

Banks — 3.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		15		15,891
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–	(rr)	60		53,579
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30		25		28,326
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31		15		18,287

					116,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.6%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	$21,945

Commercial Services — 0.8%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	28,342

Electric — 1.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	10	11,426
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	33,237
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	10	10,958

			55,621

Multi-National — 1.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	52,544

Pharmaceuticals — 1.0%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	33,802

Pipelines — 1.5%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	52,068

Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes, 144A
4.700%	04/15/25	15	16,890
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	17,519

			34,409

Telecommunications — 0.8%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,540
3.150%	03/22/30	20	22,548

			28,088

TOTAL CORPORATE BONDS (cost $416,973)			444,875

SOVEREIGN BONDS — 10.7%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,169

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		40	$46,206
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24		40	42,062
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		40	42,990
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25		40	41,602

TOTAL SOVEREIGN BONDS (cost $372,299)				374,029

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Bank
3.250%	11/16/28		50	59,566
Federal Home Loan Mortgage Corp.
1.500%	02/12/25		50	52,406
Federal National Mortgage Assoc.
1.625%	01/07/25		50	52,651

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $162,976)				164,623

U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bonds
3.000%	11/15/44		20	26,769
3.000%	05/15/47		25	34,059
U.S. Treasury Notes
0.500%	03/31/25		145	146,518
0.500%	06/30/27		100	100,047
2.125%	05/15/25		35	38,103
2.250%	11/15/25	(k)	545	600,394
2.625%	11/15/20		150	151,371
U.S. Treasury Strip Coupon
2.953%(s)	08/15/28	(k)	110	104,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,180,433)				1,201,314

TOTAL LONG-TERM INVESTMENTS (cost $2,579,107)				2,639,921

SHORT-TERM INVESTMENT — 21.5%	Shares	Value

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $754,533)(w)	754,533	$754,533

TOTAL INVESTMENTS — 96.8% (cost $3,333,640)		3,394,454
Other assets in excess of liabilities(z) — 3.2%		110,993

NET ASSETS — 100.0%		$3,505,447

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	30 Day Federal Funds	Dec. 2020	$399,860	$(22)
1	2 Year U.S. Treasury Notes	Sep. 2020	220,828	(79)
14	5 Year U.S. Treasury Notes	Sep. 2020	1,760,391	(5,050)
1	20 Year U.S. Treasury Bonds	Sep. 2020	178,562	(705)

				$(5,856)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
170	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	$10,107	$13,435	$3,328
3,013	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	460,615	596,601	135,986

				$470,722	$610,036	$139,314

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$249,000	$234,622

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Commercial Mortgage-Backed Securities	$—	$455,080	$—
Corporate Bonds	—	444,875	—
Sovereign Bonds	—	374,029	—
U.S. Government Agency Obligations	—	164,623	—
U.S. Treasury Obligations	—	1,201,314	—
Affiliated Mutual Fund	754,533	—	—

Total	$754,533	$2,639,921	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$139,314	$—

Liabilities
Futures Contracts	$(5,856)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	34.2%
Affiliated Mutual Fund	21.5
Commercial Mortgage-Backed Securities	13.0
Sovereign Bonds	10.7

U.S. Government Agency Obligations	4.7%
Banks	3.3
Electric	1.6
Multi-National	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Pipelines	1.5%
Semiconductors	1.0
Pharmaceuticals	1.0
Commercial Services	0.8
Telecommunications	0.8
Beverages	0.6

Apparel	0.4%
Aerospace & Defense	0.2

96.8
Other assets in excess of liabilities	3.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker — variation margin futures	$5,856	*
Interest rate contracts	Due from/to broker — variation margin swaps	139,314	*	—	—

		$139,314			$5,856

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$34,696
Interest rate contracts	30,828	852	(39,992)	1,960,666

Total	$30,828	$852	$(39,992)	$1,995,362

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Credit contracts	$—	$—	$20,936
Interest rate contracts	(28,867)	(9,646)	(903,036)

Total	$(28,867)	$(9,646)	$(882,100)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$1,391	$1,667	$2,589,109	$4,595,107

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$23,822,333	$1,316,667

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2028 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $2,579,107)	$2,639,921
Affiliated investments (cost $754,533)	754,533
Cash segregated for counterparty—OTC	249,000
Dividends and interest receivable	10,958
Due from Manager	1,957
Due from broker-variation margin futures	891
Prepaid expenses	118

Total Assets	3,657,378

LIABILITIES
Payable for investments purchased	100,055
Accrued expenses and other liabilities	47,934
Due to broker-variation margin swaps	3,447
Affiliated transfer agent fee payable	378
Distribution fee payable	107
Payable for Portfolio shares repurchased	10

Total Liabilities	151,931

NET ASSETS	$3,505,447

Net assets were comprised of:
Partners’ Equity	$3,505,447

Net asset value and redemption price per share, $3,505,447 / 271,557 outstanding shares of beneficial interest	$12.91

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$115,019
Affiliated dividend income	6,946
Affiliated income from securities lending, net	273

Total income	122,238

EXPENSES
Management fee	21,184
Distribution fee	11,356
Custodian and accounting fees	29,351
Audit fee	26,008
Legal fees and expenses	5,715
Trustees’ fees	4,791
Shareholders’ reports	3,640
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	7,230

Total expenses	112,735
Less: Fee waiver and/or expense reimbursement	(70,489)

Net expenses	42,246

NET INVESTMENT INCOME (LOSS)	79,992

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $285)	1,060,648
Futures transactions	(39,992)
Options written transactions	852
Swap agreements transactions	1,995,362

3,016,870

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(67))	(631,556)
Futures	(9,646)
Swap agreements	(882,100)

(1,523,302)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,493,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,573,560

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$79,992	$727,103
Net realized gain (loss) on investment and foreign currency transactions	3,016,870	2,835,219
Net change in unrealized appreciation (depreciation) on investments	(1,523,302)	1,088,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,573,560	4,650,689

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [268,431 and 4,452,892 shares, respectively]	3,274,287	44,708,432
Portfolio shares repurchased [1,933,758 and 10,098,389 shares, respectively]	(22,970,257)	(103,763,879)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(19,695,970)	(59,055,447)

CAPITAL CONTRIBUTIONS	—	135,042

TOTAL INCREASE (DECREASE)	(18,122,410)	(54,269,716)
NET ASSETS:
Beginning of period	21,627,857	75,897,573

End of period	$3,505,447	$21,627,857

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.3%
ASSET-BACKED SECURITIES — 13.9%
Collateralized Loan Obligations
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	10/15/30	250	$245,026
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.549%(c)	10/15/32	250	247,289

TOTAL ASSET-BACKED SECURITIES (cost $457,546)			492,315

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.4%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	11,062
Series 2018-BN14, Class A1
3.277%	09/15/60	14	14,523
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	17	17,296
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	8	8,261
Series 2016-C07, Class A1
1.971%	12/10/54	29	28,938
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	8	7,531
Series 2016-C02, Class A1
1.499%	08/10/49	6	6,114
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,357
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	33	33,382
Series 2013-LC06, Class ASB
2.478%	01/10/46	26	25,877
Series 2015-LC21, Class A4
3.708%	07/10/48	50	54,949
Series 2015-PC01, Class A5
3.902%	07/10/50	50	55,039
Series 2016-DC02, Class A1
1.820%	02/10/49	32	32,358
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	21	21,379
Fannie Mae-Aces,
Series 2017-M13, Class A1
2.746%	09/25/27	14	14,435
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	16	17,200
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	28	28,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-GS07, Class A1
1.950%	08/10/50	43	$43,607
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	43	43,721
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	7	7,330
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	40	40,738
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,637
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	48	50,276
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	21	21,312
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	32	31,887
Series 2018-C11, Class A1
3.211%	06/15/51	23	23,577
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	11	11,499
Series 2012-C04, Class A5
2.850%	12/10/45	110	113,181
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	15	15,159
Series 2016-C35, Class A1
1.392%	07/15/48	17	16,503
Series 2017-C38, Class A1
1.968%	07/15/50	9	8,785

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $814,624)			833,492

CORPORATE BONDS — 12.3%
Aerospace & Defense — 0.3%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,842
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	6,069

			11,911

Agriculture — 0.2%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5	5,663

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.9%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	35	$31,524

Apparel — 0.3%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	10,975

Banks — 2.0%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	22,505
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	18,287
Wells Fargo & Co.,
Sr. Unsec’d. Notes,
MTN 4.478%(ff)	04/04/31	25	30,197

			70,989

Beverages — 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	11,120

Commercial Services — 1.8%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	36,767
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750% 03/24/25 25			28,342

			65,109

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,722

Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	5,672

Electric — 0.9%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes,
144A 3.700%	07/15/30	10	11,699
4.050%	04/15/25	10	11,426
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	10	10,958

			34,083

Healthcare-Products — 0.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	5	6,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.3%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	$12,362

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,278

Machinery-Diversified — 0.2%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	5	5,664

Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,714

Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	5,658

Pharmaceuticals — 0.8%
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27	25	27,595

Pipelines — 1.1%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	38,770

Retail — 0.6%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	17,038
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,896

			22,934

Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26	10	10,734
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	17,519

			28,253

Telecommunications — 0.8%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,540
3.150%	03/22/30	20	22,548

			28,088

TOTAL CORPORATE BONDS (cost $393,537)			436,246

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 8.9%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		100	$100,191
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		50	57,757
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24		50	52,577
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		50	53,737
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25		50	52,002

TOTAL SOVEREIGN BONDS (cost $315,662)				316,264

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
Federal Home Loan Bank
3.250%	11/16/28	(k)	200	238,264
Federal Home Loan Mortgage Corp.
1.500%	02/12/25		100	104,812
Federal National Mortgage Assoc.
1.625%	01/07/25		100	105,303

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $419,430)				448,379

U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bonds
2.000%	02/15/50		10	11,445
U.S. Treasury Notes
0.625%	05/15/30		15	14,953
2.125%	05/15/25		145	157,857
2.250%	11/15/27		5	5,629
2.375%	08/15/24		110	119,634
3.125%	11/15/28	(k)	545	658,599

TOTAL U.S. TREASURY OBLIGATIONS (cost $907,997)				968,117

TOTAL LONG-TERM INVESTMENTS (cost $3,308,796)				3,494,813

SHORT-TERM INVESTMENT — 1.8%	Shares	Value

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $64,604)(w)	64,604	$64,604

TOTAL INVESTMENTS — 100.1% (cost $3,373,400)		3,559,417
Liabilities in excess of other assets(z) — (0.1)%		(3,535)

NET ASSETS — 100.0%		$3,555,882

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$472,453	$2,228

Short Positions:
2	2 Year U.S. Treasury Notes	Sep. 2020	441,656	(151)
11	5 Year U.S. Treasury Notes	Sep. 2020	1,383,164	(3,905)

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
4	10 Year U.S. Treasury Notes	Sep. 2020	$556,688	$(1,261)

				(5,317)

				$(3,089)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,522	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	$349,318	$445,798	$96,480

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$20,000	$589,567

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$492,315	$—
Commercial Mortgage-Backed Securities	—	833,492	—
Corporate Bonds	—	436,246	—
Sovereign Bonds.	—	316,264	—
U.S. Government Agency Obligations	—	448,379	—
U.S. Treasury Obligations	—	968,117	—
Affiliated Mutual Fund.	64,604	—	—

Total	$64,604	$3,494,813	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,228	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	96,480	—

Total	$2,228	$96,480	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(5,317)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	27.2%
Commercial Mortgage-Backed Securities	23.4
Collateralized Loan Obligations	13.9
U.S. Government Agency Obligations	12.6
Sovereign Bonds	8.9
Banks	2.0
Commercial Services	1.8
Affiliated Mutual Fund	1.8
Pipelines	1.1
Electric	0.9
Airlines	0.9
Semiconductors	0.8
Telecommunications	0.8
Pharmaceuticals	0.8
Retail	0.6
Healthcare-Services	0.3

Aerospace & Defense	0.3%
Beverages	0.3
Apparel	0.3
Healthcare-Products	0.2
Cosmetics/Personal Care	0.2
Media	0.2
Diversified Financial Services	0.2
Machinery-Diversified	0.2
Agriculture	0.2
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$2,228	*	Due from/to broker — variation margin futures	$5,317	*
Interest rate contracts	Due from/to broker — variation margin swaps	96,480	*	—	—

		$98,708			$5,317

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(5,093)	$1,874	$(1,223,575)	$3,002,704

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(410,821)	$(302,323)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)		Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$1,698	$3,667		$7,427,146	$25,478,344
		Interest Rate Swap Agreements(2)
		$25,626,000

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2029 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $3,308,796)	$3,494,813
Affiliated investments (cost $64,604)	64,604
Deposit with broker for centrally cleared/exchange-traded derivatives	20,000
Interest receivable	16,666
Due from Manager	2,164
Due from broker-variation margin futures	187
Prepaid expenses	5,346

Total Assets	3,603,780

LIABILITIES
Audit fee payable	23,314
Custodian and accounting fees payable	16,069
Due to broker-variation margin swaps	4,430
Accrued expenses and other liabilities	3,401
Affiliated transfer agent fee payable	378
Distribution fee payable	163
Trustees’ fees payable	110
Payable for Portfolio shares repurchased	33

Total Liabilities	47,898

NET ASSETS	$3,555,882

Net assets were comprised of:
Partners’ Equity	$3,555,882

Net asset value and redemption price per share, $3,555,882 / 273,707 outstanding shares of beneficial interest	$12.99

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income.	$207,804
Affiliated dividend income	1,182
Affiliated income from securities lending, net	239

Total income	209,225

EXPENSES
Management fee	39,965
Distribution fee	21,422
Custodian and accounting fees	30,946
Audit fee	23,314
Legal fees and expenses	5,746
Trustees’ fees	4,910
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,970
Miscellaneous	8,502

Total expenses	141,235
Less: Fee waiver and/or expense reimbursement	(61,545)

Net expenses	79,690

NET INVESTMENT INCOME (LOSS)	129,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(105))	1,987,831
Futures transactions	(1,223,575)
Options written transactions	1,874
Swap agreements transactions	3,002,704

3,768,834

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8))	184,487
Futures	(410,821)
Swap agreements	(302,323)

(528,657)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,240,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,369,712

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$129,535	$487,197
Net realized gain (loss) on investment transactions	3,768,834	723,919
Net change in unrealized appreciation (depreciation) on investments	(528,657)	758,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,369,712	1,969,718

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [294,349 and 4,686,422 shares, respectively].	3,589,483	51,230,248
Portfolio shares repurchased [4,393,407 and 1,896,574 shares, respectively]	(51,714,462)	(20,471,960)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(48,124,979)	30,758,288

TOTAL INCREASE (DECREASE)	(44,755,267)	32,728,006
NET ASSETS:
Beginning of period	48,311,149	15,583,143

End of period	$3,555,882	$48,311,149

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2030

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 88.4%

ASSET-BACKED SECURITIES — 11.7%
Automobiles — 0.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$400,276
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	95,563
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	50	51,617
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	49	49,113
Series 2019-01, Class A2, 144A
2.980%	10/20/24	153	156,394
Series 2019-02, Class A2, 144A
2.290%	02/20/25	95	96,280
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	107,082
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.615%(c)	07/15/22	300	299,959
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	100	102,740
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	500	507,295
Series 2019-03, Class B
2.280%	09/15/23	100	101,261

			1,967,580

Collateralized Loan Obligations — 10.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	1,500	1,490,670
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.689%(c)	04/15/32	4,250	4,211,825
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.108%(c)	01/28/31	1,000	976,178
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	07/17/28	1,000	984,050
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	07/18/30	1,250	1,210,144
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.012%(c)	01/17/33	250	245,133

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/29	2,000	$1,969,588
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.041%(c)	07/27/31	2,579	2,531,294
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.070%(c)	04/24/30	1,000	977,354
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	10/17/30	2,500	2,455,398
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.249%(c)	04/15/31	2,500	2,443,212
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.315%(c)	10/20/31	250	242,680
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.083%(c)	01/16/33	250	244,638
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.527%(c)	02/20/31	2,500	2,443,795
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.433%(c)	10/23/32	750	727,555
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.549%(c)	10/15/32	4,000	3,956,634
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
2.475%(c)	07/20/32	1,000	978,725
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
2.492%(c)	04/15/33	250	244,514

			28,333,387

Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	79	80,006

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	104,192
Series 2019-03, Class A
2.000%	04/15/25	100	103,533

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	$205,662
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	103,773
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	100	106,716
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	106,889

			730,765

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	100	102,182
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	103,621

			205,803

TOTAL ASSET-BACKED SECURITIES (cost $30,668,999)			31,317,541

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
BANK,
Series 2020-BN26, Class A3
2.155%	03/15/63	2,600	2,695,568
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,386,807
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	26	26,483
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	131	131,122
Series 2016-C07, Class A2
3.585%	12/10/54	55	60,470
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	50	54,571
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	300	316,392
Series 2016-C01, Class A1
1.506%	05/10/49	19	18,828
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	430,619
Series 2013-LC06, Class ASB
2.478%	01/10/46	741	750,439
Series 2014-UBS04, Class A5
3.694%	08/10/47	400	430,830

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS05, Class A4
3.838%	09/10/47	800		$867,377
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,835		1,963,979
Series 2015-CR25, Class A3
3.505%	08/10/48	41		43,839
Series 2015-CR26, Class A3
3.359%	10/10/48	50		54,221
Series 2015-LC21, Class A4
3.708%	07/10/48	1,843		2,025,378
Series 2015-PC01, Class A5
3.902%	07/10/50	1,600		1,761,245
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	50		52,814
Series 2020-C19, Class A2
2.320%	03/15/53	2,500		2,598,894
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	15		14,858
Series 2016-C03, Class A2
1.886%	08/10/49	20		20,097
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	177		181,067
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	650		745,380
Series K083, Class AM
4.030%(cc)	10/25/28	9,443		11,421,479
Series K736, Class X1, IO
1.437%(cc)	07/25/26	79,981		5,290,192
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	692		700,198
Series 2013-GC14, Class A5
4.243%	08/10/46	300		324,072
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930		3,123,067
Series 2015-C29, Class A2
2.921%	05/15/48	49		48,778
Series 2015-C30, Class A3
3.322%	07/15/48	200		203,828
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	—	(r)	386
Series 2017-JP07, Class A1
1.969%	09/15/50	19		19,128
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	737		748,616
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	29		29,017
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class ASB
2.699%	12/15/48	3,409		3,449,106

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49		22	$22,469
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52		500	515,594
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45		5,405	5,561,315
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50		400	426,604

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,629,084)				48,515,127

CORPORATE BONDS — 21.9%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	(a)	725	707,893

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22		5	5,218
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27		830	953,656

				958,874

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		15	13,510

Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		85	87,480

Banks — 10.5%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)	45	40,223
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	(a)	1,155	1,194,167
2.496%(ff)	02/13/31	(a)	2,700	2,825,461
3.194%(ff)	07/23/30		35	38,606
3.458%(ff)	03/15/25		50	54,221
Sub. Notes, MTN
4.450%	03/03/26		15	17,231
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23		2,000	2,107,799
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)	90	80,369

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc., (continued)
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		1,350	$1,399,217
2.976%(ff)	11/05/30		180	191,183
3.352%(ff)	04/24/25		1,555	1,679,169
Sub. Notes
4.450%	09/29/27		15	17,071
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22		200	208,623
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		2,000	2,039,123
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23		2,500	2,718,110
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	20	17,825
Jr. Sub. Notes, Series II
4.000%(ff)	—	(rr)	35	30,583
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		2,735	2,929,823
4.005%(ff)	04/23/29		55	63,539
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21		100	104,154
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25		2,000	2,183,287
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23		200	208,653
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	(a)	1,000	1,061,216
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		2,545	2,690,512
Sub. Notes, MTN
3.950%	04/23/27		55	61,633
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25		2,000	2,087,920
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29		20	22,921
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	(a)	430	449,483
4.478%(ff)	04/04/31	(a)	1,150	1,389,060

				27,911,182

Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26		25	27,439

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.241%	02/16/21		200	$201,546
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	15,929
3.750%	06/01/23		25	26,916

				244,391

Diversified Financial Services — 0.3%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21		250	254,160
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27		490	555,881

				810,041

Electric — 0.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30		865	1,011,909
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	(a)	415	454,873
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29		40	46,539
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21		100	102,202
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29		45	49,648

				1,665,171

Foods — 0.0%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30		90	92,943

Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29		30	32,732

Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30		80	94,841
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30		415	511,403

				606,244

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29		65	70,454

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		75	$79,567

				150,021

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30		125	142,358

Insurance — 0.0%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29		50	51,585

Internet — 0.0%
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29		70	76,923

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29		60	65,237

Machinery-Diversified — 0.7%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30		385	436,107
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25	(a)	1,365	1,431,194
2.565%	02/15/30		50	52,495

				1,919,796

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29		1,850	2,181,341
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		935	1,016,267
3.400%	04/01/30		50	57,140
3.950%	10/15/25	(a)	715	819,032
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		1,000	1,074,576
3.500%	08/15/27		100	109,961

				5,258,317

Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29		10	10,552

Multi-National — 1.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24		2,000	2,161,910

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National (continued)
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	$51,321
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
1.125%	08/24/20	200	200,251
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	213,031

			2,626,513

Oil & Gas — 0.4%
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	700	767,980
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	47,058
4.500%	04/15/23	120	114,633
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	45,070
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	49,972
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	55	51,442
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	50	49,963

			1,126,118

Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,660	1,835,296
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	1,780	1,953,121
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	10	11,542
Cigna Corp.,
Gtd. Notes, 144A
3.500%	06/15/24	100	108,876
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	915	1,027,601
4.300%	03/25/28	1,375	1,607,533
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	370,892

			6,914,861

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		170	$173,908
3.750%	05/15/30	(a)	1,125	1,113,824
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		40	42,848

				1,330,580

Retail — 0.8%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30		580	683,926
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	(a)	1,280	1,463,840

				2,147,766

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26		10	10,735

Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	(a)	830	889,793

Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		760	843,187
4.300%	02/15/30		675	789,186
4.350%	03/01/29	(a)	800	931,096

				2,563,469

TOTAL CORPORATE BONDS (cost $ 55,780,583)				58,442,524

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		22	23,858

(cost $ 22,216)

SOVEREIGN BONDS — 7.3%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		200	200,382
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24		2,000	2,093,232
3.250%	07/20/23		200	216,428
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,000	2,081,848
3.250%	04/24/23		200	214,502
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24		200	211,954

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21		2,000	$2,035,755
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22		200	209,087
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22		200	206,883
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		150	155,461
3.300%	03/15/28		2,000	2,310,300
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24		2,000	2,103,088
2.000%	10/23/22		150	155,850
2.250%	06/02/26		150	163,352
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22		300	309,479
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		2,000	2,149,479
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22		100	103,494
2.300%	06/15/26		150	162,612
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		250	279,589
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		400	616,898
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25		2,000	2,080,093
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22		200	207,734
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21		1,000	1,022,279
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22		200	207,173

TOTAL SOVEREIGN BONDS (cost $19,251,984)				19,496,952

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Federal Home Loan Bank
3.250%	11/16/28	(k)	5,000	5,956,597
Federal Home Loan Mortgage Corp.
0.375%	04/20/23		275	275,852
1.500%	02/12/25		5,000	5,240,598
1.625%	09/29/20		240	240,724
2.375%	02/16/21		200	202,738
Federal National Mortgage Assoc.
1.375%	10/07/21		200	202,978
1.625%	01/07/25		5,000	5,265,154
2.000%	10/05/22		100	104,008
2.375%	01/19/23		200	211,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.875%	09/12/23		200	$216,658

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,668,244)				17,916,564

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bonds
3.125%	02/15/43		1,025	1,389,195
3.625%	08/15/43	(k)	3,500	5,110,547
3.625%	02/15/44	(k)	6,745	9,870,886
3.750%	11/15/43	(k)	1,190	1,770,683
U.S. Treasury Notes
0.375%	04/30/25		5	5,022
0.500%	06/30/27		1,220	1,220,572
1.375%	04/30/21	(k)	4,985	5,034,655
1.500%	01/31/22		155	158,258
1.500%	02/15/30	(k)	466	503,571
2.375%	08/15/24	(k)	1,405	1,528,047
3.125%	11/15/28	(k)	11,735	14,181,014
U.S. Treasury Strips Coupon
0.912%(s)	08/15/30		20,000	18,380,469
1.225%(s)	02/15/41		15	11,322
1.371%(s)	05/15/42		70	51,127
1.450%(s)	08/15/42		75	54,484
1.463%(s)	11/15/42		195	140,651
1.470%(s)	11/15/41		70	51,745
2.045%(s)	11/15/36		50	41,287
2.165%(s)	08/15/39		160	124,663
2.334%(s)	08/15/41		390	290,352
2.353%(s)	02/15/44		95	66,329
2.365%(s)	05/15/44		355	246,059
2.394%(s)	11/15/43		94	66,039

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,445,021)				60,296,977

TOTAL LONG-TERM INVESTMENTS (cost $228,466,131)				236,009,543

			Shares

SHORT-TERM INVESTMENTS — 14.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(w)			2,935,791	26,950,559
PGIM Core Ultra Short Bond Fund(w)			3,281,111	3,281,111
PGIM Institutional Money Market Fund (cost $9,220,359; includes $9,216,914 of cash collateral for securities on loan)(b)(w)			9,230,727	9,230,727

TOTAL SHORT-TERM INVESTMENTS (cost $39,426,931)				39,462,397

TOTAL INVESTMENTS — 103.2% (cost $267,893,062)				275,471,940
Liabilities in excess of other assets(z) — (3.2)%				(8,460,617)

NET ASSETS — 100.0%				$267,011,323

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,002,978; cash collateral of $9,216,914 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
177	10 Year U.S. Treasury Notes	Sep. 2020	$24,633,423	$(22,380)
93	10 Year U.S. Ultra Treasury Notes	Sep. 2020	14,646,047	66,764

				44,384

Short Positions:
118	2 Year U.S. Treasury Notes	Sep. 2020	26,057,719	(5,703)
650	5 Year U.S. Treasury Notes	Sep. 2020	81,732,423	(222,835)
313	20 Year U.S. Treasury Bonds	Sep. 2020	55,890,062	(266,187)
26	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	5,672,063	(34,475)

				(529,200)

				$(484,816)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,765	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	$67,308	$206,915	$139,607
70,612	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	12,135,955	15,300,717	3,164,762
111,215	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	19,681,626	22,984,683	3,303,057
6,815	05/11/39	2.200%(S)	3 Month LIBOR(2)(Q)	872,728	1,657,133	784,405
40	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(9,072)	(9,072)
1,031	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	14,938	14,938

				$32,757,617	$40,155,314	$7,397,697

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$180,000	$16,099,132

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,967,580	$—
Collateralized Loan Obligations	—	28,333,387	—
Consumer Loans	—	80,006	—
Credit Cards	—	730,765	—
Student Loans	—	205,803	—
Commercial Mortgage-Backed Securities	—	48,515,127	—
Corporate Bonds	—	58,442,524	—
Residential Mortgage-Backed Security	—	23,858	—
Sovereign Bonds	—	19,496,952	—
U.S. Government Agency Obligations	—	17,916,564	—
U.S. Treasury Obligations	—	60,296,977	—
Affiliated Mutual Funds	39,462,397	—	—

Total	$39,462,397	$236,009,543	$—

Other Financial Instruments*
Assets
Futures Contracts	$66,764	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	7,406,769	—

Total	$66,764	$7,406,769	$—

Liabilities
Futures Contracts	$(551,580)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(9,072)	—

Total	$(551,580)	$(9,072)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	22.6%
Commercial Mortgage-Backed Securities	18.2
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	14.8
Collateralized Loan Obligations	10.6

Banks	10.5%
Sovereign Bonds	7.3
U.S. Government Agency Obligations	6.7
Pharmaceuticals	2.6
Media	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Multi-National	1.0%
Telecommunications	1.0
Retail	0.8
Automobiles	0.7
Machinery-Diversified	0.7
Electric	0.6
Pipelines	0.5
Oil & Gas	0.4
Agriculture	0.4
Software	0.3
Diversified Financial Services	0.3
Credit Cards	0.3
Aerospace & Defense	0.3
Healthcare-Products	0.2
Commercial Services	0.1
Student Loans	0.1
Healthcare-Services	0.1
Household Products/Wares	0.1

Foods	0.0	*%
Auto Manufacturers	0.0	*
Consumer Loans	0.0	*
Internet	0.0	*
Machinery-Construction & Mining	0.0	*
Insurance	0.0	*
Gas	0.0	*
Chemicals	0.0	*
Residential Mortgage-Backed Security	0.0	*
Airlines	0.0	*
Semiconductors	0.0	*
Mining	0.0	*

	103.2
Liabilities in excess of other assets	(3.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$66,764	*	Due from/to broker — variation margin futures	$551,580	*
Interest rate contracts	Due from/to broker — variation margin swaps	7,406,769	*	Due from/to broker — variation margin swaps	9,072	*

		$7,473,533			$560,652

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$(527,182)
Interest rate contracts	(5,093)	1,704	(5,824,548)	9,106,294

Total	$(5,093)	$1,704	$(5,824,548)	$8,579,112

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(1,859)
Interest rate contracts	(620,032)	7,810,368

Total	$(620,032)	$7,808,509

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$1,698	$3,333	$16,657,636	$155,711,050

Interest Rate Swap Agreements(2)
$169,366,000

Credit Default Swap Agreements— Sell Protection(2)
$100,000

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,002,978	$(9,002,978)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2030 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $9,002,978:
Unaffiliated investments (cost $228,466,131)	$236,009,543
Affiliated investments (cost $39,426,931)	39,462,397
Cash	328,716
Dividends and interest receivable	1,247,201
Deposit with broker for centrally cleared/exchange-traded derivatives	180,000
Due from broker-variation margin futures	141,767
Prepaid expenses and other assets	44,325

Total Assets	277,413,949

LIABILITIES
Payable to broker for collateral for securities on loan	9,216,914
Payable for Portfolio shares repurchased	593,261
Due to broker-variation margin swaps	494,485
Management fee payable	43,347
Accrued expenses and other liabilities	43,277
Distribution fee payable	10,964
Affiliated transfer agent fee payable	378

Total Liabilities	10,402,626

NET ASSETS	$267,011,323

Net assets were comprised of:
Partners’ Equity	$267,011,323

Net asset value and redemption price per share, $267,011,323 / 20,187,354 outstanding shares of beneficial interest	$13.23

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,687,491
Affiliated dividend income	283,336
Income from securities lending, net (including affiliated income of $77,413)	93,225

Total income	2,064,052

EXPENSES
Management fee	532,880
Distribution fee	285,802
Custodian and accounting fees	31,320
Audit fee	22,179
Legal fees and expenses	5,808
Trustees’ fees	5,074
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	2,983
Miscellaneous	7,255

Total expenses	896,760

NET INVESTMENT INCOME (LOSS)	1,167,292

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $44,107)	7,493,731
Futures transactions	(5,824,548)
Options written transactions	1,704
Swap agreements transactions	8,579,112

10,249,999

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $35,466)	7,541,195
Futures	(620,032)
Swap agreements	7,808,509

14,729,672

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	24,979,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,146,963

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	January 2, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,167,292	$243,451
Net realized gain (loss) on investment transactions	10,249,999	394,152
Net change in unrealized appreciation (depreciation) on investments	14,729,672	(237,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,146,963	399,690

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [34,675,500 and 10,746,676 shares, respectively]	431,010,977	112,080,496
Portfolio shares repurchased [17,491,360 and 7,743,462 shares, respectively]	(224,509,861)	(78,116,942)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	206,501,116	33,963,554

TOTAL INCREASE (DECREASE)	232,648,079	34,363,244
NET ASSETS:
Beginning of period	34,363,244	—

End of period	$267,011,323	$34,363,244

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2031

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.6%

ASSET-BACKED SECURITIES — 5.2%
Automobiles — 0.2%
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	100	$101,459

Collateralized Loan Obligations — 4.6%
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.689%(c)	04/15/32	250	247,754
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.359%(c)	01/15/28	250	246,746
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	07/19/27	250	245,840
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
2.709%(c)	04/15/29	300	295,620
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.005%(c)	10/20/27	233	229,609
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1, 144A
—%(p)	07/15/29	250	250,000
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.549%(c)	10/15/32	250	247,290
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
2.475%(c)	07/20/32	250	244,681

			2,007,540

Student Loans — 0.4%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	100	100,344
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	84	84,793

			185,137

TOTAL ASSET-BACKED SECURITIES (cost $2,279,332)			2,294,136

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.5%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	547	556,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-BN25, Class A3
2.391%	01/15/63	100	$105,422
Series 2020-BN26, Class A3
2.155%	03/15/63	250	259,189
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	105,546
Series 2020-B17, Class A4
2.042%	03/15/53	125	128,408
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A1
1.847%	11/10/48	21	20,821
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	51	51,754
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	198,003
Series 2015-LC21, Class A4
3.708%	07/10/48	250	274,746
Series 2015-PC01, Class A5
3.902%	07/10/50	250	275,195
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2
2.320%	03/15/53	250	259,889
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	950	1,149,042
Series K736, Class X1, IO
1.437%(cc)	07/25/26	7,998	529,019
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	56	57,159
Series 2020-GC45, Class A3
2.639%	02/13/53	100	106,239
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	314,439
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	73	73,683
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	514,460
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	105,289

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,876,285)			5,085,187

CORPORATE BONDS — 14.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	75	73,231

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30		20	$24,278

				97,509

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27		80	91,919

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		25	25,729

Banks — 6.1%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)	5	4,469
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26		145	149,917
2.496%(ff)	02/13/31		250	261,617
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23		200	210,780
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		150	155,469
3.352%(ff)	04/24/25		160	172,776
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		200	203,912
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23		250	271,811
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	5	4,456
Jr. Sub. Notes, Series II
4.000%(ff)	—	(rr)	5	4,369
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		250	267,808
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25		200	218,329
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		345	364,725
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25		200	208,792
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		5	5,227
4.478%(ff)	04/04/31		150	181,182

				2,685,639

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.7%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	290	$328,770

Diversified Financial Services — 0.1%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	50	56,723

Electric — 0.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	90	105,285
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	49,324
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	90	98,623

			253,232

Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	10	11,855
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	55,453

			67,308

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	15	17,083

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	40	45,310
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25	135	141,547
2.565%	02/15/30	10	10,499

			197,356

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	175	206,343
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	80	86,953
3.400%	04/01/30	10	11,428
3.950%	10/15/25	85	97,367
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	107,458

			509,549

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.5%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	$216,191

Oil & Gas — 0.2%
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	50	54,856
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	25	23,882

			78,738

Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	160	176,896
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	150	164,589
Cigna Corp.,
Gtd. Notes, 144A
3.500%	06/15/24	100	108,876
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	95	106,691
4.300%	03/25/28	125	146,139
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	52,984
Upjohn, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	120	123,258

			879,433

Pipelines — 0.2%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	100	99,007

Retail — 0.5%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	60	70,751
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	130	148,671

			219,422

Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	85	91,123

Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	95	105,398
4.300%	02/15/30	125	146,145

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30		220	$248,025

				499,568

TOTAL CORPORATE BONDS (cost $6,070,067)				6,414,299

SOVEREIGN BONDS — 4.6%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24		200	209,323
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		200	208,185
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21		200	203,575
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		200	231,030
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24		200	210,309
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22		100	103,159
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		200	214,948
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		100	109,422
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		100	111,836
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		50	77,112
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25		150	156,007
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21		200	204,456

TOTAL SOVEREIGN BONDS (cost $2,000,758)				2,039,362

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Bank
3.250%	11/16/28		600	714,792
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	(k)	500	524,060
6.750%	09/15/29		200	300,992
Federal National Mortgage Assoc.
1.625%	01/07/25	(k)	500	526,515
6.625%	11/15/30	(k)	200	309,353

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,289,273)				2,375,712

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 51.4%
U.S. Treasury Bonds
3.125%	02/15/43	(k)	3,255	$4,411,542
U.S. Treasury Notes
0.250%	06/30/25		100	99,813
0.500%	06/30/27		475	475,223
0.625%	05/15/30		135	134,578
1.125%	02/28/22		3,520	3,576,375
1.250%	08/31/24		10,590	11,032,629
1.500%	02/15/30	(k)	1,324	1,430,747
2.875%	05/15/28	(k)	1,360	1,604,587

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,525,211)				22,765,494

TOTAL LONG-TERM INVESTMENTS (cost $40,040,926)				40,974,190

			Shares

SHORT-TERM INVESTMENT — 8.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,780,103)(w)			3,780,103	3,780,103

TOTAL INVESTMENTS — 101.1% (cost $43,821,029)				44,754,293
Liabilities in excess of other assets(z) — (1.1)%				(480,721)

NET ASSETS — 100.0%				$44,273,572

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
22	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$3,464,656	$15,954

Short Positions:
21	2 Year U.S. Treasury Notes	Sep. 2020	4,637,391	(970)
158	5 Year U.S. Treasury Notes	Sep. 2020	19,867,266	(49,384)
26	10 Year U.S. Treasury Notes	Sep. 2020	3,618,469	(10,082)
19	20 Year U.S. Treasury Bonds	Sep. 2020	3,392,688	(12,214)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	1,527,094	8,904

				(63,746)

				$(47,792)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
33,200	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	$5,928,422	$6,861,233	$932,811
455	05/11/40	2.200%(S)	3 Month LIBOR(2)(Q)	105,828	114,980	9,152
74	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	1,072	1,072

				$6,034,250	$6,977,285	$943,035

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,325,976
J.P. Morgan Securities LLC	—	650,550

Total	$—	$2,976,526

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$101,459	$—
Collateralized Loan Obligations	—	2,007,540	—
Student Loans	—	185,137	—
Commercial Mortgage-Backed Securities	—	5,085,187	—
Corporate Bonds	—	6,414,299	—
Sovereign Bonds	—	2,039,362	—
U.S. Government Agency Obligations	—	2,375,712	—
U.S. Treasury Obligations	—	22,765,494	—
Affiliated Mutual Fund	3,780,103	—	—

Total	$3,780,103	$40,974,190	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,858	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	943,035	—

Total	$24,858	$943,035	$—

Liabilities
Futures Contracts	$(72,650)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	51.4%
Commercial Mortgage-Backed Securities	11.5
Affiliated Mutual Fund	8.5
Banks	6.1
U.S. Government Agency Obligations	5.4

Sovereign Bonds	4.6%
Collateralized Loan Obligations	4.6
Pharmaceuticals	2.0
Media	1.2
Telecommunications	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Commercial Services	0.7%
Electric	0.6
Retail	0.5
Multi-National	0.5
Machinery-Diversified	0.4
Student Loans	0.4
Automobiles	0.2
Pipelines	0.2
Aerospace & Defense	0.2
Agriculture	0.2
Software	0.2

Oil & Gas	0.2%
Healthcare-Products	0.2
Diversified Financial Services	0.1
Auto Manufacturers	0.1
Household Products/Wares	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$24,858	*	Due from/to broker — variation margin futures	$72,650	*
Interest rate contracts	Due from/to broker — variation margin swaps	943,035	*	—	—

		$967,893			$72,650

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(50,520)
Interest rate contracts	(589,376)	1,045,582

Total	$(589,376)	$995,062

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(47,792)	$943,035

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2031 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the period ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,888,360	$31,073,611

Interest Rate Swap Agreements(1)
$32,666,500

Credit Default Swap Agreements— Sell Protection(1)
$1,500,000

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2031 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $40,040,926)	$40,974,190
Affiliated investments (cost $3,780,103)	3,780,103
Interest receivable	214,938
Due from broker-variation margin futures	19,982

Total Assets	44,989,213

LIABILITIES
Payable for investments purchased	497,636
Due to broker-variation margin swaps	94,704
Payable for Portfolio shares repurchased	80,080
Accrued expenses and other liabilities	35,707
Management fee payable	5,321
Distribution fee payable	1,815
Affiliated transfer agent fee payable	378

Total Liabilities	715,641

NET ASSETS	$44,273,572

Net assets were comprised of:
Partners’ Equity	$44,273,572

Net asset value and redemption price per share, $44,273,572 / 3,828,259 outstanding shares of beneficial interest	$11.56

STATEMENT OF OPERATIONS

(unaudited)

For the Period January 2, 2020* through June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$171,132
Affiliated dividend income	28,092

Total income	199,224

EXPENSES
Management fee	58,899
Distribution fee	31,591
Custodian and accounting fees	22,353
Audit fee	22,055
Legal fees and expenses	5,346
Trustees’ fees	4,806
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,457
Shareholders’ reports	2,967
Miscellaneous	2,727

Total expenses	154,201
Less: Fee waiver and/or expense reimbursement	(36,684)

Net expenses	117,517

NET INVESTMENT INCOME (LOSS)	81,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	568,596
Futures transactions	(589,376)
Swap agreements transactions	995,062

974,282

Net change in unrealized appreciation (depreciation) on:
Investments	933,264
Futures	(47,792)
Swap agreements	943,035

1,828,507

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,802,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,884,496

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

January 2, 2020* through June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$81,707
Net realized gain (loss) on investment transactions	974,282
Net change in unrealized appreciation (depreciation) on investments	1,828,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,884,496

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,626,282 shares]	61,579,033
Portfolio shares repurchased [1,798,023 shares]	(20,189,957)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	41,389,076

TOTAL INCREASE (DECREASE)	44,273,572
NET ASSETS:
Beginning of period	—

End of period	$44,273,572

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Australia — 3.9%
Charter Hall Group, REIT	434,122	$2,945,435
Goodman Group, REIT	144,843	1,496,960
Mirvac Group, REIT	2,395,902	3,595,007
Stockland, REIT	428,712	992,543

		9,029,945

Austria — 0.4%
CA Immobilien Anlagen AG*	26,220	876,084

Belgium — 1.1%
Aedifica SA, REIT	13,923	1,528,514
Warehouses De Pauw CVA, REIT	39,745	1,090,105

		2,618,619

Canada — 1.5%
Allied Properties Real Estate Investment Trust, REIT	70,335	2,122,070
Boardwalk Real Estate Investment Trust, REIT	62,569	1,369,273

		3,491,343

China — 1.8%
China Overseas Land & Investment Ltd.	331,500	1,006,187
China Resources Land Ltd.	272,000	1,030,594
ESR Cayman Ltd., 144A*	948,000	2,246,391

		4,283,172

France — 2.6%
ARGAN SA, REIT	12,730	1,168,435
Covivio, REIT	20,758	1,511,137
Gecina SA, REIT	8,657	1,072,556
Klepierre SA, REIT(a)	119,243	2,386,310

		6,138,438

Germany — 6.0%
alstria office REIT-AG, REIT	59,289	885,552
Deutsche Wohnen SE	86,720	3,907,843
Instone Real Estate Group AG, 144A*	68,945	1,506,117
LEG Immobilien AG*	17,626	2,247,737
Vonovia SE(a)	87,239	5,368,998

		13,916,247

Hong Kong — 6.0%
Hang Lung Properties Ltd.	1,403,000	3,323,694
Link REIT, REIT	293,951	2,405,412
New World Development Co. Ltd.	786,250	3,733,178
Sun Hung Kai Properties Ltd.	358,000	4,580,595

		14,042,879

Japan — 12.2%
Activia Properties, Inc., REIT	612	2,133,200
Daiwa House REIT Investment Corp., REIT	1,025	2,412,767
GLP J-REIT, REIT	1,887	2,737,603
Japan Prime Realty Investment Corp., REIT	754	2,215,409
Mitsubishi Estate Co. Ltd.	311,250	4,621,584

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Mitsui Fudosan Co. Ltd.	254,000	$4,477,528
Nippon Building Fund, Inc., REIT	452	2,583,421
NIPPON REIT Investment Corp., REIT	717	2,325,206
Nomura Real Estate Master Fund, Inc., REIT	1,543	1,854,913
Tokyu Fudosan Holdings Corp	211,100	987,326
United Urban Investment Corp., REIT	1,890	2,047,639

		28,396,596

Norway — 0.4%
Entra ASA, 144A	64,117	819,986

Singapore — 4.0%
CapitaLand Commercial Trust, REIT	877,700	1,071,484
City Developments Ltd.	398,200	2,421,975
Keppel DC REIT, REIT	1,218,300	2,231,454
Mapletree Industrial Trust, REIT	948,400	1,969,122
Parkway Life Real Estate Investment Trust, REIT	713,875	1,724,564

		9,418,599

Sweden — 2.3%
Castellum AB	114,900	2,159,386
Catena AB	32,527	1,285,994
Fastighets AB Balder (Class B Stock)*	48,004	1,841,977

		5,287,357

United Kingdom — 4.1%
Assura PLC, REIT	1,409,926	1,373,010
Grainger PLC	315,763	1,124,533
LondonMetric Property PLC, REIT	443,079	1,160,399
Safestore Holdings PLC, REIT	153,373	1,386,994
Segro PLC, REIT	321,537	3,569,662
UNITE Group PLC (The), REIT*	87,410	1,018,806

		9,633,404

United States — 52.2%
Agree Realty Corp., REIT(a)	54,580	3,586,452
American Tower Corp., REIT	7,268	1,879,069
Americold Realty Trust, REIT	71,906	2,610,188
Boston Properties, Inc., REIT	10,479	947,092
Boyd Gaming Corp	56,887	1,188,938
CyrusOne, Inc., REIT(a)	24,297	1,767,607
Duke Realty Corp., REIT	94,651	3,349,699
Equinix, Inc., REIT	10,760	7,556,748
Essex Property Trust, Inc., REIT	31,953	7,322,669
Extra Space Storage, Inc., REIT(a)	41,681	3,850,074
Healthcare Trust of America, Inc. (Class A Stock), REIT	64,485	1,710,142
Healthpeak Properties, Inc., REIT	131,484	3,623,699
Hilton Worldwide Holdings, Inc.	23,046	1,692,729
Invitation Homes, Inc., REIT	209,591	5,770,040
Kilroy Realty Corp., REIT	48,330	2,836,971
Kimco Realty Corp., REIT(a)	382,204	4,907,499
Medical Properties Trust, Inc., REIT	205,805	3,869,134
Omega Healthcare Investors, Inc., REIT(a)	49,913	1,483,914
Prologis, Inc., REIT	168,727	15,747,291
Public Storage, REIT	60,143	11,540,840

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Simon Property Group, Inc., REIT	91,430	$6,251,983
UDR, Inc., REIT	146,976	5,493,963
Ventas, Inc., REIT	211,612	7,749,231
VICI Properties, Inc., REIT(a)	287,719	5,809,047
Welltower, Inc., REIT	175,727	9,093,872

		121,638,891

TOTAL LONG-TERM INVESTMENTS (cost $234,945,976)		229,591,560

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,629,286	2,629,286
PGIM Institutional Money Market Fund (cost $20,166,847; includes $20,162,855 of cash collateral for securities on loan)(b)(w)	20,166,847	20,166,847

TOTAL SHORT-TERM INVESTMENTS (cost $22,796,133)		22,796,133

TOTAL INVESTMENTS — 108.3% (cost $257,742,109)		252,387,693
Liabilities in excess of other assets — (8.3)%		(19,375,742)

NET ASSETS — 100.0%		$233,011,951

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,682,993; cash collateral of $20,162,855 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$9,029,945	$—
Austria	—	876,084	—
Belgium	—	2,618,619	—
Canada	3,491,343	—	—
China	—	4,283,172	—
France	—	6,138,438	—
Germany	—	13,916,247	—
Hong Kong	3,733,178	10,309,701	—
Japan	—	28,396,596	—
Norway	—	819,986	—
Singapore	—	9,418,599	—
Sweden	—	5,287,357	—
United Kingdom	—	9,633,404	—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
United States	$121,638,891	$—	$—
Affiliated Mutual Funds	22,796,133	—	—

Total	$151,659,545	$100,728,148	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Specialized REITs	16.1%
Industrial REITs	13.9
Health Care REITs	13.7
Diversified Real Estate Activities	11.3
Affiliated Mutual Funds (8.7% represents investments purchased with collateral from securities on loan)	9.8
Residential REITs	9.0
Diversified REITs	8.9
Real Estate Operating Companies	8.6
Retail REITs	8.3

Office REITs	6.1%
Real Estate Development	1.4
Hotels, Resorts & Cruise Lines	0.7
Casinos & Gaming	0.5

108.3
Liabilities in excess of other assets	(8.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$19,682,993	$(19,682,993)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $19,682,993:
Unaffiliated investments (cost $234,945,976)	$229,591,560
Affiliated investments (cost $22,796,133)	22,796,133
Foreign currency, at value (cost $62,860)	62,745
Dividends receivable	963,403
Tax reclaim receivable	776,387
Receivable for investments sold	453,645
Receivable for Portfolio shares sold	16,070
Receivable from affiliate	13,920
Prepaid expenses	388

Total Assets	254,674,251

LIABILITIES
Payable to broker for collateral for securities on loan	20,162,855
Payable to affiliate	686,032
Payable for investments purchased	494,998
Payable for Portfolio shares repurchased	120,383
Accrued expenses and other liabilities	106,346
Management fee payable	81,579
Distribution fee payable	9,519
Affiliated transfer agent fee payable	378
Trustees’ fees payable	210

Total Liabilities	21,662,300

NET ASSETS	$233,011,951

Net assets were comprised of:
Partners’ Equity	$233,011,951

Net asset value and redemption price per share, $233,011,951 / 19,024,092 outstanding shares of beneficial interest	$12.25

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $169,845 foreign withholding tax, of which $28,637 is reimbursable by an affiliate)	$3,396,791
Income from securities lending, net (including affiliated income of $38,102)	43,053
Affiliated dividend income	34,947

Total income	3,474,791

EXPENSES
Management fee	1,071,363
Distribution fee	321,730
Custodian and accounting fees	75,413
Audit fee	22,775
Trustees’ fees	6,710
Legal fees and expenses	6,247
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,205
Miscellaneous	16,099

Total expenses	1,526,002
Less: Fee waiver and/or expense reimbursement	(65,633)

Net expenses	1,460,369

NET INVESTMENT INCOME (LOSS)	2,014,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(36,015))	(35,592,553)
Foreign currency transactions	32,453

(35,560,100)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(808))	(35,277,578)
Foreign currencies	(5,066)

(35,282,644)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(70,842,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,828,322)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,014,422	$5,346,135
Net realized gain (loss) on investment and foreign currency transactions	(35,560,100)	37,260,633
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,282,644)	32,726,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(68,828,322)	75,332,875

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,539,240 and 1,403,570 shares, respectively]	89,913,710	18,941,425
Portfolio shares repurchased [12,411,851 and 5,660,676 shares, respectively]	(145,077,407)	(73,490,190)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(55,163,697)	(54,548,765)

CAPITAL CONTRIBUTIONS	—	8,141

TOTAL INCREASE (DECREASE)	(123,992,019)	20,792,251
NET ASSETS:
Beginning of period	357,003,970	336,211,719

End of period	$233,011,951	$357,003,970

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.6%

BANK LOANS — 5.6%
Auto Parts & Equipment — 0.0%
Adient US LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 4.000%
4.326%(c)	05/06/24	263	$252,093
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	12	10,907

			263,000

Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	09/06/24	457	420,245

Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
2.058%(c)	06/01/24	197	188,683
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	10/01/25	496	464,504
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.363%(c)	06/26/25	696	665,162
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.863%(c)	06/26/26	1,971	1,687,134

			3,005,483

Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	354	335,120

Computers — 0.8%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	50	50,500
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	2,931	2,892,167
Term B USD Loan, 1 Month LIBOR + 3.750%
3.934%(c)	09/30/24	1,692	1,641,449

			4,584,116

Electric — 0.4%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.430%(c)	01/15/24	686	660,122
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.771%(c)	07/30/26^	1,588	1,476,840

			2,136,962

Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
3.607%(c)	09/24/26	159	154,421

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Engineering & Construction — 0.1%
Landry’s Finance Acquisition Co.,
B Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	450	$472,500

Entertainment — 0.8%
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	08/06/21	105	101,508
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.072%(c)	12/10/24	1,657	1,654,047
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.058%(c)	08/14/24	2,446	2,149,868
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26^	300	310,500
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	313	296,780

			4,512,703

Foods — 0.2%
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 7.000%
7.000%(c)	03/12/24^	329	312,976
Second Lien Tranche A Term Loan Non-PIK, 3 Month LIBOR + 10.750%
12.180%(c)	10/01/24^	361	162,207
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	10/22/25	256	244,007
Viskase Cos., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.475%(c)	01/30/21	548	469,243

			1,188,433

Healthcare-Services — 0.1%
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.188%(c)	06/26/26	443	424,505

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.183%(c)	03/02/27	140	131,155

Machinery-Diversified — 0.1%
Vertical US Newco, Inc.,
Term Loan
—%(p)	07/01/49	281	275,625

Media — 0.2%
Banijay Group US Holding, Inc. (France),
Term Loan
—%(p)	03/01/25^	40	37,800
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	05/01/26	438	402,411

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
Meredith Corp.,
Term B-2 Loan, 3 Month LIBOR + 2.500%
3.260%(c)	01/31/25	220	$203,919
Term Loan
—%(p)	01/31/25^	275	261,937

			906,067

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	26	26,310

Oil & Gas — 0.5%
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
5.750%(c)	12/31/22	1,102	380,121
Chesapeake Energy Corp.,
Term Loan
—%(p)	06/23/24	2,875	1,631,563
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	249	235,066
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
6.000%(c)	03/27/24^	562	537,319

			2,784,069

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.177%(c)	10/01/22	150	145,758
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	02/06/23	257	244,350

			390,108

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25	647	627,091
Mallinckrodt International Finance SA,
2017 Term B Loan, 6 Month LIBOR + 2.750%
3.500%(c)	09/24/24	457	338,541
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
3.750%(c)	02/24/25	139	101,190

			1,066,822

Retail — 0.3%
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
6.808%(c)	12/18/26	636	502,052
EG America LLC (United Kingdom),
Second Lien Facility (USD),1 - 6Month LIBOR + 8.000%
9.072%(c)	04/20/26^	532	478,925
Neiman Marcus Group Ltd. LLC,
Term Loan
—%(p)	10/25/23	107	24,270

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (continued)
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	522	$514,981
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.687%(c)	04/16/26	215	183,393
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/13/25	139	130,468

			1,834,089

Software — 0.6%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	10/02/25	441	415,826
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	927,571
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	12/01/23	210	202,525
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	02/25/27	92	87,411
Second Lien Initial Loan, 3 Month LIBOR + 7.125% (Cap N/A, Floor 0.000%)
7.125%(c)	02/25/25	400	399,500
Kronos, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%
9.250%(c)	11/01/24	625	622,097
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.430%(c)	03/03/28	650	621,562
Term Loan B-3, 1 Month LIBOR + 3.750%
3.930%(c)	06/30/26	249	237,090

			3,513,582

Telecommunications — 0.5%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.435%(c)	12/15/24	223	204,928
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/15/27	249	234,104
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	348	343,023
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	252	255,554
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	199	169,431
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
8.250%(c)	03/29/21	133	79,936

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (continued)
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	06/10/27		925	$881,833
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	03/09/27		329	311,276

				2,480,085

TOTAL BANK LOANS (cost $34,273,233)				30,905,400

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		368	250,329
4.000%	11/15/29		504	344,402

				594,731

Oil & Gas — 0.0%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	(d)	161	25,529

Telecommunications — 0.0%
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	–	(rr)	44	3,109

TOTAL CONVERTIBLE BONDS (cost $762,658)				623,369

CORPORATE BONDS — 85.3%
Advertising — 0.6%
Lamar Media Corp.,
Gtd. Notes, 144A
4.000%	02/15/30		345	331,198
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000%
15.909%(c)	12/31/23^		95	26,591
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28		425	355,595
Sr. Unsec’d. Notes
5.750%	08/15/26		1,365	956,005
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25		300	304,281
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	1,470	1,413,488

				3,387,158

Aerospace & Defense — 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30		1,225	1,365,268
5.805%	05/01/50		1,575	1,857,077

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34		75	$47,130
7.500%	12/01/24		2,575	1,673,806
7.500%	03/15/25	(a)	2,175	1,417,249
7.875%	04/15/27		2,900	1,893,401
8.750%	12/01/21		700	569,733
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		525	541,680
6.750%	01/15/28		483	526,588
6.875%	05/01/25		250	271,548
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	(a)	760	754,090
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23		775	830,124
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26		75	69,862
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		757	757,272

				12,574,828

Agriculture — 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26		300	301,441
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		1,575	1,512,410

				1,813,851

Airlines — 0.0%
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		234	190,530
Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25		400	412,112
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		300	290,332
6.375%	05/15/25		275	288,817

				991,261

Auto Manufacturers — 1.9%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	(a)	385	386,623
5.875%	06/01/29	(a)	380	395,397
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		2,100	1,656,251
5.291%	12/08/46		1,650	1,359,605

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Co., (continued)
9.000%	04/22/25		1,380	$1,492,172
9.625%	04/22/30		275	325,975
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.343%	11/02/20		250	250,029
4.271%	01/09/27		490	457,908
4.542%	08/01/26		445	423,429
5.125%	06/16/25	(a)	320	319,680
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		910	863,767
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		219	220,630
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		1,700	1,611,846
Sr. Sec’d. Notes, 144A
9.500%	05/01/25		375	402,523

				10,165,835

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	1,800	1,491,627
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)	365	377,476
9.000%	04/15/25		125	134,703
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	1,335	1,311,590
6.250%	03/15/26	(a)	1,993	1,935,410
6.625%	10/15/22		155	156,867
Clarios Global LP/Clarios U.S. Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)	580	597,995
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		930	590,346
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	(a)	1,740	1,802,753
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		420	417,185
5.500%	12/15/24		15	15,120
5.625%	06/15/28		115	114,080
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		375	402,490
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		60	40,839
5.375%	12/15/24		255	170,386

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23		900	$588,782

				10,147,649

Banks — 0.5%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–	(rr)	308	327,197
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	–	(rr)	330	335,994
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	(a)	125	126,680
5.000%	08/01/23	(a)	550	560,642
5.250%	03/07/25	(a)	200	207,456
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–	(rr)	370	361,722
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	–	(rr)	280	281,057
8.625%(ff)	–	(rr)	225	232,894
Sub. Notes
6.000%	12/19/23		250	280,027

				2,713,669

Building Materials — 1.6%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		15	14,673
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27		175	179,123
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	(a)	775	782,422
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	(a)	1,525	1,507,219
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		250	239,974
4.875%	12/15/27	(a)	365	350,564
Sr. Sec’d. Notes, 144A
6.250%	05/15/25		125	130,659
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		350	358,289
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27		400	413,195
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		500	494,736
4.750%	01/15/28	(a)	1,390	1,409,237

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc., (continued)
5.000%	02/15/27		540	$551,336
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		481	479,686
Gtd. Notes, 144A
5.125%	06/01/25		112	111,451
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	(a)	1,750	1,736,865

				8,759,429

Chemicals — 3.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,175	1,357,133
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	(a)	1,000	998,706
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	450	407,764
6.625%	05/15/23		195	186,648
7.000%	05/15/25	(a)	1,946	1,859,610
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		1,005	902,536
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		897	876,999
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	(a)	1,410	1,310,893
Minerals Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	07/01/28		225	228,371
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		275	255,886
5.000%	05/01/25		393	364,035
5.250%	06/01/27	(a)	1,153	1,014,444
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24		250	240,608
Olin Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	06/01/25		425	473,871
PolyOne Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	05/15/25		175	180,096
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		960	936,405
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	975	1,001,904

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		850	$764,422
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	(a)	303	288,321
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	(a)	680	627,738
Tronox, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/01/25		1,130	1,142,781
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	(a)	1,068	760,859
Sr. Sec’d. Notes, 144A
9.500%	07/01/25		325	332,398
WR Grace & Co-Conn,
Gtd. Notes, 144A
4.875%	06/15/27		225	227,910

				16,740,338

Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		134	87,308

Commercial Services — 3.6%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		544	388,405
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	(a)	370	338,479
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		642	293,009
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		106	111,240
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	(a)	1,352	1,424,366
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		175	170,460
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25		608	472,602
5.750%	07/15/27		227	173,431
6.375%	04/01/24		110	90,455
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	(a)	692	663,635
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		490	494,958

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	(a)	539	$541,644
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	(d)	484	150,615
6.000%	01/15/28	(d)	379	118,334
7.125%	08/01/26	(d)	255	79,594
Sec’d. Notes, 144A
7.625%	06/01/22	(d)	69	52,857
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	(a)	1,975	2,053,577
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	393	365,451
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		126	125,286
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	1,400	1,394,979
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)	1,016	1,099,744
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27		380	395,972
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25		806	479,882
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30	(a)	600	580,966
4.625%	10/15/25		340	341,500
4.875%	01/15/28		1,655	1,695,823
5.250%	01/15/30		2,575	2,661,867
5.875%	09/15/26		586	613,849
6.500%	12/15/26		796	835,958
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	(a)	1,270	1,368,301

				19,577,239

Computers — 1.3%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	(a)	1,905	1,919,038
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		142	142,028
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		675	772,235
6.100%	07/15/27		125	144,348
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25		886	859,448

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23		935	$237,635
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27		205	189,103
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27		1,375	1,373,298
6.125%	09/01/29		215	215,913
8.125%	04/15/25		175	185,561
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27		150	146,555
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		175	179,286
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		500	507,109
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		300	310,760

				7,182,317

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		229	51,362

Distribution/Wholesale — 0.4%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24		825	825,727
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	450	455,702
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		246	237,417
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26		465	340,472
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27		215	141,566

				2,000,884

Diversified Financial Services — 2.8%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24		650	584,216
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	(a)	320	418,244
Sub. Notes
5.750%	11/20/25	(a)	480	513,008
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24		159	139,211

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24		590	$586,868
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		300	211,791
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
3.270%(cc)	12/21/65		1,206	626,783
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,055	1,068,381
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		550	528,385
8.125%	07/15/23		460	471,698
9.125%	07/15/26		3,542	3,745,452
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22	(a)	450	442,273
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		615	585,433
Quicken Loans LLC,
Gtd. Notes, 144A
5.750%	05/01/25		680	695,451
Springleaf Finance Corp.,
Gtd. Notes
6.625%	01/15/28	(a)	1,020	1,007,981
7.125%	03/15/26		3,478	3,598,340

				15,223,515

Electric — 2.4%
AES Corp. (The),
Sr. Unsec’d. Notes
6.000%	05/15/26		310	322,594
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		235	237,482
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	2,613	2,638,649
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		4,676	4,571,549
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23		214	203,572
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24		718	718,611
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		143	143,921
4.500%	09/15/27	(a)	275	287,711
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	(a)	763	799,215
Gtd. Notes, 144A
5.250%	06/15/29	(a)	377	397,492

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		730	$726,002
5.250%	07/01/30		235	236,139
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		145	142,438
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^		3,975	397
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^		6,875	2,751
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		374	379,319
5.500%	09/01/26		1,395	1,427,803
5.625%	02/15/27		4	4,105

				13,239,750

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26		130	134,457
7.750%	01/15/27	(a)	565	603,828
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		205	205,062
Gtd. Notes, 144A
7.125%	06/15/25		350	369,057
7.250%	06/15/28		420	442,677

				1,755,081

Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	(a)	512	545,238

Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26		475	493,965
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.000%	01/31/28		205	215,432

				709,397

Engineering & Construction — 0.5%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	100	107,421
5.875%	10/15/24		975	1,054,578
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		435	434,669
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25		350	356,445

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (continued)
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26		850	$873,877

				2,826,990

Entertainment — 3.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		1,165	368,218
5.875%	11/15/26		2,894	923,746
6.125%	05/15/27		275	82,998
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		143	149,794
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)	2,250	1,958,297
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		294	289,842
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27		18	16,110
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	(d)	635	254,079
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		244	206,475
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		380	382,397
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		400	389,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		554	464,554
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		200	209,058
7.000%	08/01/23		1,060	1,089,329
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		273	274,873
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24		340	270,322
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		1,650	1,537,652
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29		200	195,335
6.250%	01/15/27	(a)	1,125	1,147,490
6.500%	02/15/25		600	612,962

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		1,050	$906,748
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		225	194,170
5.625%	03/15/26		268	254,009
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26		200	192,784
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	(a)	625	553,531
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)	1,325	1,241,002
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29		425	341,010
8.250%	03/15/26	(a)	1,875	1,663,909
Sr. Unsec’d. Notes, 144A
8.625%	07/01/25		800	748,069
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	(a)	365	327,277
5.500%	04/15/27	(a)	389	347,624
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25		125	129,753
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		900	855,267
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		288	257,377
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		75	75,564

				18,910,625

Food Service — 0.2%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25		375	369,191
5.000%	02/01/28	(a)	445	422,672
6.375%	05/01/25		250	258,134

				1,049,997

Foods — 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24		65	67,106
Gtd. Notes, 144A
4.625%	01/15/27		765	765,201
7.500%	03/15/26		262	283,612
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		325	326,873

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (continued)
B&G Foods, Inc., (continued)
5.250%	09/15/27	(a)		375	$375,490
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25			385	370,046
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			1,358	1,376,031
5.875%	07/15/24			250	253,366
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	(a)		600	636,375
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25			1,220	1,299,009
4.625%	01/30/29			1,010	1,094,133
5.000%	06/04/42			395	412,023
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	(a)		359	371,946
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26			65	69,002
8.000%	05/01/31			190	211,946
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24		EUR	100	111,788
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	11/30/23		EUR	600	649,526
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25			300	299,092
5.875%	09/30/27	(a)		400	400,218
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30			144	141,449
5.000%	08/15/26			991	995,640
5.500%	12/15/29			15	15,526
5.625%	01/15/28			15	15,489
Sysco Corp.,
Gtd. Notes
5.650%	04/01/25			50	58,533
5.950%	04/01/30			35	43,955
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	(a)		825	784,316

					11,427,691

Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25			1,583	1,634,078
5.625%	05/20/24			500	519,204
5.750%	05/20/27			123	130,335
5.875%	08/20/26			1,303	1,386,130

					3,669,747

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		675	$703,628
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		436	440,965

				1,144,593

Healthcare-Services — 5.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24		100	101,666
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		274	279,403
5.000%	07/15/27		41	42,587
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)	300	302,688
4.625%	12/15/29		727	768,030
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		270	277,917
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23	(a)	703	662,216
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)	910	930,383
5.125%	07/15/24		102	103,783
Gtd. Notes, 144A
4.625%	06/01/30	(a)	1,085	1,076,766
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		1,000	960,080
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26		205	100,952
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		271	246,455
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		1,185	1,135,924
5.375%	02/01/25		3,255	3,502,512
5.625%	09/01/28	(a)	691	770,655
5.875%	02/15/26		1,730	1,897,180
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27		725	739,518
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	(a)	615	615,055
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	(a)	2,435	2,145,044

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	2,400	$2,475,665
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25		83	74,962
10.000%	04/15/27	(a)	825	833,899
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	450	435,450
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,304	1,293,536
Sr. Sec’d. Notes
4.625%	07/15/24		936	916,813
Sr. Sec’d. Notes, 144A
4.625%	09/01/24		119	117,628
4.625%	06/15/28		155	151,916
4.875%	01/01/26		1,115	1,092,528
Sr. Unsec’d. Notes
6.875%	11/15/31		2,400	2,162,905
7.000%	08/01/25	(a)	800	785,823
8.125%	04/01/22	(a)	1,480	1,550,347

				28,550,286

Home Builders — 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		1,200	1,194,633
9.875%	04/01/27		925	981,191
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	825	787,995
6.750%	03/15/25		1,400	1,376,965
7.250%	10/15/29		375	362,726
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		675	562,871
6.250%	09/15/27		1,100	1,051,287
6.375%	05/15/25		900	893,074
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		775	799,261
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	(a)	425	410,477
8.000%	04/15/24		675	698,457
KB Home,
Gtd. Notes
4.800%	11/15/29		225	220,975
Lennar Corp.,
Gtd. Notes
5.000%	06/15/27		305	329,428
5.875%	11/15/24		400	437,009
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25		850	866,938

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (continued)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		800	$771,320
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	(a)	925	954,575
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		475	441,673
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28		450	425,740
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	(a)	550	569,886
5.875%	01/31/25		1,750	1,774,552
6.625%	07/15/27		2,075	2,174,722
TRI Pointe Group, Inc.,
Gtd. Notes
5.700%	06/15/28		170	173,763

				18,259,518

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		888	906,349

Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		418	424,531
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		200	204,471
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28		320	321,221
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		237	243,132
6.125%	12/15/24		443	455,616
Gtd. Notes, 144A
5.000%	10/01/29		450	444,406
5.500%	07/15/30		100	100,079

				2,193,456

Housewares — 0.2%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		20	20,853
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%(cc)	04/01/26	(a)	485	508,666
5.875%(cc)	04/01/36		310	328,600

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (continued)
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29		76	$78,207

				936,326

Internet — 0.4%
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28	(a)	528	600,816
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		425	454,853
5.375%	11/15/29		540	592,015
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	(a)	575	543,308

				2,190,992

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24		570	538,839

Iron/Steel — 0.2%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27		155	143,750
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25		845	884,492
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		67	68,360
5.375%	07/15/27		181	185,735

				1,282,337

Leisure Time — 0.4%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	(a)	363	290,196
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
12.250%	05/15/24		200	209,031
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	(a)	425	259,945
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23		95	94,181
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		150	154,111
11.500%	06/01/25		75	78,165
Sr. Unsec’d. Notes
2.650%	11/28/20	(a)	400	388,002
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		650	613,142
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		575	342,990

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Viking Cruises Ltd., (continued)
Sr. Sec’d. Notes, 144A
13.000%	05/15/25		25	$26,254

				2,456,017

Lodging — 2.3%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		180	169,121
6.375%	04/01/26		725	689,000
Sr. Unsec’d. Notes, 144A
8.625%	06/01/25		250	261,364
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30		189	186,117
5.125%	05/01/26		1,506	1,496,147
Gtd. Notes, 144A
5.375%	05/01/25		150	149,999
5.750%	05/01/28		175	177,353
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	(a)	219	221,192
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		123	120,212
4.875%	04/01/27	(a)	555	541,805
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		590	642,195
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		12	10,942
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		185	186,965
Gtd. Notes, 144A
6.500%	09/15/26		277	277,693
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		645	594,038
5.500%	04/15/27	(a)	553	533,593
5.750%	06/15/25	(a)	1,030	1,023,159
6.750%	05/01/25	(a)	1,175	1,167,579
7.750%	03/15/22	(a)	800	813,843
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	(a)	1,225	1,028,681
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%(cc)	04/01/24		149	143,699
5.750%(cc)	04/01/27		197	191,623
6.350%(cc)	10/01/25		164	165,668
Sr. Sec’d. Notes, 144A
4.625%	03/01/30		350	325,472

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		685	$629,408
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	(a)	600	586,078
5.500%	01/15/26		400	394,407

				12,727,353

Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		230	238,030
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		230	211,110

				449,140

Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		205	206,967
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		1,825	1,795,559

				2,002,526

Media — 9.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		500	496,754
7.500%	05/15/26		1,180	1,238,620
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	700	687,667
5.000%	04/01/24		335	332,400
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		1,256	1,286,591
5.000%	02/01/28		685	707,424
5.125%	05/01/27		1,820	1,882,831
5.375%	06/01/29		550	580,211
5.500%	05/01/26		2,802	2,904,641
5.750%	02/15/26	(a)	3,216	3,333,293
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	5,690	5,278,408
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		1,097	1,053,626
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30	(a)	500	496,934
5.375%	07/15/23		525	532,391
6.500%	02/01/29		805	881,260
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		250	242,937
5.750%	01/15/30		400	418,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC, (continued)
7.500%	04/01/28		425	$463,675
7.750%	07/15/25		500	520,046
10.875%	10/15/25		2,380	2,558,937
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		3,750	2,007,099
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		1,249	911,975
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	(a)	2,214	2,202,824
6.750%	06/01/21		477	485,928
7.750%	07/01/26	(a)	3,236	3,429,694
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)	355	308,555
Sec’d. Notes, 144A
6.500%	05/01/27	(a)	730	656,450
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25		160	164,970
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	(a)	1,028	1,024,133
7.000%	05/15/27	(a)	675	696,327
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	1,453	1,332,753
Sr. Sec’d. Notes, 144A
5.250%	08/15/27		173	165,709
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		170	141,678
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	(a)	350	357,055
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		240	243,119
5.625%	07/15/27	(a)	635	634,234
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)	475	475,124
6.875%	02/15/23		990	1,004,999
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27		385	364,803
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	326	313,156
5.875%	03/15/26		1,000	983,677
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		115	115,884
4.625%	07/15/24		226	231,941
5.000%	08/01/27		868	888,621

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio, Inc., (continued)
5.375%	04/15/25		367	$377,093
5.375%	07/15/26		161	166,699
5.500%	07/01/29		125	132,128
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)	1,370	1,290,821
6.625%	06/01/27	(a)	1,330	1,269,763
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28		230	221,898
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57		186	184,060
6.250%(ff)	02/28/57		444	455,327
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	(a)	950	990,186
5.375%	06/15/24		55	58,703
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	(a)	400	418,912

				50,603,128

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27		80	80,631
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		185	171,738

				252,369

Mining — 2.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		252	258,488
7.000%	09/30/26	(a)	400	413,935
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	(a)	300	301,159
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	(a)	950	957,672
6.625%	03/01/25	(a)	1,025	1,040,332
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24		1,175	1,258,155
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24		600	566,108
6.875%	03/01/26		200	189,321
7.250%	05/15/22		200	195,623
7.500%	04/01/25		1,125	1,068,931
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		545	545,749

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc., (continued)
4.125%	03/01/28		200	$192,656
4.550%	11/14/24		1,115	1,133,797
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		525	532,908
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
7.000%	04/15/25		1,205	1,218,750
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28		265	253,601
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22		700	707,458
6.375%	05/15/25		885	896,878
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27		550	566,784
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		500	477,672
5.875%	09/30/26		1,270	1,269,980

				14,045,957

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		375	386,984
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	(a)	545	538,591

				925,575

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	(a)	385	391,133

Oil & Gas — 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	(d)	5,175	52
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		1,475	875,691
5.125%	12/01/22		640	462,290
5.375%	11/01/21		968	895,151
5.625%	06/01/23		2,023	1,307,163
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		1,925	1,249,006
10.000%	04/01/22		1,311	1,127,050
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27		275	136,792
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		17	5,798
6.250%	04/15/23		240	91,301

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Callon Petroleum Co., (continued)
6.375%	07/01/26		78	$26,492
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	(d)	111	11,785
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	1,600	1,594,399
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		600	600,705
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22		404	398,874
Gtd. Notes, 144A
7.250%	03/14/27		1,150	1,058,192
Comstock Resources, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25		314	284,487
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		306	274,401
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		115	44,564
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	(d)	850	85,000
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		780	751,431
6.625%	07/15/25		160	161,232
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/24	(d)	674	114
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	(d)	856	198,479
8.000%	11/29/24	(d)	248	4,307
EQT Corp.,
Sr. Unsec’d. Notes
6.125%(cc)	02/01/25		460	458,294
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	(d)	2,075	401,805
7.375%	05/15/24	(d)	800	154,812
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		155	80,347
6.375%	05/15/25		59	29,445
6.375%	01/15/26		542	260,638
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		218	183,334
5.750%	10/01/25		1,526	1,268,657
6.250%	11/01/28		475	377,409

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		117	$86,782
MEG Energy Corp. (Canada),
Sec’d. Notes, 144A
6.500%	01/15/25		427	398,086
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		1,336	1,109,821
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		320	199,766
7.500%	01/15/28		700	432,377
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25		2,050	829,474
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40		232	3,266
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		54	9,791
6.875%	01/15/23		8	1,348
Gtd. Notes, 144A
6.250%	05/01/26		740	127,856
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22		1,345	1,253,115
2.700%	02/15/23	(a)	700	644,435
2.900%	08/15/24	(a)	900	769,384
4.850%	03/15/21		25	25,010
6.950%	07/01/24		250	244,809
8.000%	07/15/25		555	557,124
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.375%	01/15/25		255	248,550
5.625%	10/15/27		312	307,394
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28		190	159,060
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		640	682,867
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		39	25,951
Gtd. Notes, 144A
7.125%	01/15/26		1,936	1,205,714
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		97	65,947
5.625%	03/01/26		192	121,611
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		300	273,229
5.000%	03/15/23		610	520,281
5.875%	07/01/22		504	466,019
Gtd. Notes, 144A
9.250%	02/01/26	(a)	995	895,760

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25		406	$188,380
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27		137	67,663
6.750%	09/15/26		65	32,954
Southwestern Energy Co.,
Gtd. Notes
6.200%(cc)	01/23/25		500	430,844
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		50	49,796
5.500%	02/15/26		675	655,655
5.875%	03/15/28		25	24,899
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		362	332,427
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		154	135,964
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		1,750	976,095
7.500%	01/15/26		800	436,026
8.000%	02/01/27		1,055	582,706
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes
5.750%	10/01/44		375	27,623
7.375%	06/15/25		75	7,287
7.750%	02/01/26		1,650	123,108
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		501	313,250
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(d)	160	31,099
6.250%	04/01/23	(d)	200	34,706
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30		395	348,815
5.250%	09/15/24	(a)	390	385,464
5.250%	10/15/27		875	818,428
5.750%	06/01/26		300	289,821
5.875%	06/15/28		500	478,826
8.250%	08/01/23		300	334,557

				33,630,717

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27		53	49,996
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28		190	139,882

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	—	(rr)	549	$82,412

				272,290

Packaging & Containers — 1.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		925	915,966
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		221	226,276
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)	250	245,846
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		1,325	1,300,424
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		515	520,844
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27		259	264,142
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26		680	708,748
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		595	584,972
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)	470	425,551
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27		875	923,242
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	(a)	500	502,938
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		650	660,228

				7,279,177

Pharmaceuticals — 2.2%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		805	857,852
9.250%	04/01/26		1,278	1,385,312
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	771	726,504
5.250%	01/30/30		326	310,805
5.875%	05/15/23		60	60,000
6.125%	04/15/25		250	253,299
6.250%	02/15/29		2,425	2,438,529
7.000%	01/15/28		1,172	1,208,520
7.250%	05/30/29		161	169,003
9.000%	12/15/25		908	979,281

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc., (continued)
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		540	$553,259
7.000%	03/15/24	(a)	1,500	1,555,120
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%(cc)	08/28/28		300	332,633
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28		91	58,695
Sec’d. Notes, 144A
9.500%	07/31/27		72	75,888
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		245	38,940
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		1,042	1,068,425

				12,072,065

Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		1,155	984,943
Gtd. Notes, 144A
5.750%	01/15/28	(a)	1,736	1,383,916
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		750	745,772
Buckeye Partners LP,
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		215	206,071
4.500%	03/01/28		215	202,100
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26		660	655,048
Sr. Sec’d. Notes
5.250%	10/01/25		185	184,345
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		561	487,531
Gtd. Notes, 144A
5.625%	05/01/27		85	70,708
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25		350	346,354
5.625%	07/15/27		300	302,632
Gtd. Notes, 144A
6.450%	11/03/36		175	157,514
6.750%	09/15/37		210	188,654
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		447	408,766
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	—	(rr)	650	557,697

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	505	$186,850
Sr. Unsec’d. Notes
4.150%	06/01/25		201	154,424
4.400%	04/01/24		149	123,932
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		340	311,505
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		330	333,362
6.500%	07/01/27		230	235,465
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26		664	571,010
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23		385	369,845
7.000%	08/01/27		324	299,811
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28		180	171,469
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		405	306,951
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37		543	664,156
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		260	251,285
6.000%	06/01/26		141	138,133
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		2,000	1,923,184
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		133	88,437
5.750%	04/15/25		266	150,136
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	(a)	2,325	1,988,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		180	172,464
5.250%	05/01/23		214	210,970
5.875%	04/15/26	(a)	1,445	1,436,075
6.500%	07/15/27		740	748,383
Gtd. Notes, 144A
5.500%	03/01/30	(a)	330	317,628
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		400	375,233
4.000%	07/01/22		150	149,599
4.050%(cc)	02/01/30	(a)	725	697,381

				19,258,276

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		1,175	$1,124,179
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,600	1,601,514
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26		1,550	1,412,445

				4,138,138

Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	(a)	466	393,703
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		325	349,281
Sr. Unsec’d. Notes
6.750%	12/15/21		275	277,474
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		469	441,218
5.250%	05/01/25		1,063	1,028,362
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30		350	348,213
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27		353	344,170
4.875%	09/15/29	(a)	450	437,315
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		229	219,598
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		55	54,539
4.500%	01/15/28		970	946,698
5.750%	02/01/27		499	517,417
Gtd. Notes, 144A
4.625%	06/15/25		135	132,876
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	(a)	535	547,031
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		417	370,992
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27		555	520,970
4.125%	08/15/30		515	490,941
4.250%	12/01/26		250	239,633
4.625%	12/01/29	(a)	590	578,401

				8,238,832

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 4.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		475	$472,509
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		300	268,394
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		650	606,818
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	(d)	1,450	164,466
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25		850	873,640
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, (original cost $507,500; purchased 06/02/15 - 01/28/19)(f)
6.750%(cc)	06/15/23		575	477,439
Sr. Unsec’d. Notes, (original cost $778,125; purchased 02/11/14)(f)
6.500%	05/01/21		750	624,553
Sr. Unsec’d. Notes, (original cost $975,000; purchased 01/06/15)(f)
6.750%	01/15/22		1,000	831,917
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	07/31/20		1,925	479,839
8.625%	07/31/20		1,450	360,687
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23		510	553,942
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25		2,175	1,279,299
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,050	752,129
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		328	313,447
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		765	753,268
6.750%	07/01/36		85	70,794
6.875%	11/01/35		181	150,878
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25		465	463,014
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27	(a)	850	739,083
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	(d)	637	27,754
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	(d)	460	114,212
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	370	370,742

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		1,475	$1,454,974
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		2,983	2,993,494
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		1,763	1,713,276
Sr. Sec’d. Notes, 144A
7.500%	07/01/25		288	288,840
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,050	1,990,930
Sec’d. Notes, 144A
8.750%	04/30/25		175	190,699
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		653	513,718
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		391	238,095
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		800	794,034
5.750%	03/01/25		250	250,662
5.875%	03/01/27		175	174,049
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		450	465,804
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		425	434,304
7.750%	04/01/25		175	188,816

				22,440,519

Semiconductors — 0.3%
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25	(a)	720	724,501
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		270	280,789
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		605	631,686

				1,636,976

Software — 0.5%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26		80	83,308
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25		225	236,016
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		454	469,767

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25	(a)	450	$444,267
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	(a)	500	529,912
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		64	66,401
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29		435	443,698
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	(a)	340	353,739
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	(a)	350	358,091

				2,985,199

Telecommunications — 8.2%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28		210	198,520
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		307	339,387
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		740	770,604
8.125%	02/01/27		352	384,916
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	(a)	425	421,014
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27		155	150,233
Sr. Unsec’d. Notes
5.625%	04/01/25		455	470,603
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26		1,295	1,293,205
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21		140	143,158
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	(a)	245	251,735
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24		94	103,403
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		442	451,497
8.000%	10/15/25		87	90,539
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	(a)	337	303,745
6.000%	06/15/25		1,653	1,594,698

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	(a)	672	$684,318
7.125%	07/01/28		385	384,809
8.250%	03/01/27		932	957,326
Sr. Sec’d. Notes, 144A
6.000%	03/01/26		890	911,940
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24		1,291	888,730
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		268	66,193
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		219	132,463
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		477	404,819
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	(a)	700	682,825
8.750%	05/25/24		747	728,671
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		3,620	1,863,500
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		4,255	4,780,909
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(d)	398	376,790
Sr. Unsec’d. Notes
6.875%	01/15/25	(d)	278	84,562
7.625%	04/15/24	(d)	122	39,916
11.000%	09/15/25	(d)	269	92,592
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26		500	516,643
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(d)	2,085	1,189,498
Gtd. Notes, 144A
8.500%	10/15/24	(d)	813	489,334
9.750%	07/15/25	(d)	3,551	2,177,543
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(d)	335	339,694
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	(d)	1,150	63,250
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25	(a)	2,175	1,732,732
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	(a)	858	881,268
5.375%	01/15/24		104	104,828

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24		1,075	$1,026,573
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		380	332,945
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		15	18,294
8.750%	03/15/32		2,119	3,030,824
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		3,280	3,783,513
7.875%	09/15/23		2,189	2,467,892
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	(a)	400	435,128
6.375%	11/15/33		342	385,627
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		255	266,863
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28		650	686,547
5.375%	04/15/27		207	218,962
6.000%	03/01/23		1,550	1,559,322
6.375%	03/01/25		300	307,731
6.500%	01/15/24		400	408,668
6.500%	01/15/26		1,068	1,116,420
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		180	196,319
3.750%	04/15/27		180	199,455
3.875%	04/15/30		180	199,932
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25	(d)	305	14,336
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	(d)	333	201,513
Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28		825	801,832

				45,201,106

Toys/Games/Hobbies — 0.3%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	(a)	395	407,071
6.750%	12/31/25		1,250	1,296,501

				1,703,572

Transportation — 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		110	115,183
6.750%	08/15/24	(a)	2,923	3,061,892

				3,177,075

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	335	$313,987

TOTAL CORPORATE BONDS (cost $515,653,742)			467,945,512

		Shares

COMMON STOCKS — 1.2%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^		2,148	2,551

Banks — 0.0%
Concordia Private Placement*		45,609	139,107

Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*		28,136	189,918

Diversified Consumer Services — 0.0%
SAL TopCo LLC*^		21,315	2

Electric Utilities — 0.7%
GenOn Energy Holdings, Inc. (Class A Stock)*^		14,898	3,352,050
Keycon Power Holdings LLC*^		2,665	660,920

			4,012,970

Independent Power & Renewable Electricity Producers — 0.3%
Vistra Energy Corp.		87,819	1,635,190

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*		63,738	66,288
iHeartMedia, Inc. (Class A Stock)*(a)		3,184	26,586
Mood Media Corp.*^		26,250	3
Mood Media Corp.*^		21,428	2

			92,879

Multiline Retail — 0.1%
Claire’s Private Placement*^		795	437,250
Oil, Gas & Consumable Fuels — 0.0%
Penn Virginia Corp.*		1,552	14,790
Penn Virginia Corp., NPV*		1,873	17,850
Telford Offshore Holdings Ltd.*^		25,654	9,620
Ultra Petroleum Corp.*		38,499	737

			42,997

Pharmaceuticals — 0.0%
Advanz Pharma Corp. Ltd. (Canada)*(a)		3,579	10,916

Software — 0.0%
Avaya Holdings Corp.*(a)		10,456	129,236

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^		27,103	—

TOTAL COMMON STOCKS (cost $7,138,313)			6,693,016

PREFERRED STOCKS — 0.4%
	Shares	Value
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	26,000	$680,161

Interactive Media & Services — 0.1%
MYT Holding Co., 144A*	343,655	252,586

Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT*^	557	974,749

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	323

TOTAL PREFERRED STOCKS (cost $1,320,873)		1,907,819

	Units

RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	179,373

WARRANTS* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	23,922	199,725

Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	32,886	1,151

TOTAL WARRANTS (cost $450,110)		200,876

TOTAL LONG-TERM INVESTMENTS (cost $559,598,929)		508,455,365

	Shares

SHORT-TERM INVESTMENTS — 25.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	46,534,987	46,534,987
PGIM Institutional Money Market Fund (cost $92,659,956; includes $92,618,601 of cash collateral for securities on loan)(b)(w)	92,672,469	92,672,469

TOTAL SHORT-TERM INVESTMENTS (cost $139,194,943)		139,207,456

TOTAL INVESTMENTS — 118.0% (cost $698,793,872)		647,662,821
Liabilities in excess of other assets(z) — (18.0)%		(98,938,355)

NET ASSETS — 100.0%		$548,724,466

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,774,396 and 1.8% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,881,510; cash collateral of $92,618,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,260,625. The aggregate value of $1,933,909 is 0.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%, 5.050%, Maturity Date 7/14/2021 (cost $243,828)	246	$248,889	$5,061	$—

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	2 Year U.S. Treasury Notes	Sep. 2020	$14,795,484	$2,328
81	5 Year U.S. Treasury Notes	Sep. 2020	10,185,117	21,366
95	10 Year U.S. Treasury Notes	Sep. 2020	13,221,329	41,716
21	20 Year U.S. Treasury Bonds	Sep. 2020	3,749,813	28,015

				93,425

Short Positions:
20	10 Year Euro-Bund	Sep. 2020	3,966,404	(34,420)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	436,313	(784)

				(35,204)

				$58,221

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR 575	$648,261	$646,039	$—	$(2,222)

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 07/02/20	Citibank, N.A.	EUR 575	$627,590	$646,039	$—	$(18,449)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	EUR 575	648,735	646,516	2,219	—

			$1,276,325	$1,292,555	2,219	(18,449)

					$2,219	$(20,671)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	45,320	$1,709,538	$226,384	$(1,483,154)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$4,093,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Bank Loans	$—	$26,777,586	$4,127,814
Convertible Bonds	—	623,369	—
Corporate Bonds	—	467,915,773	29,739
Common Stocks	2,073,661	156,957	4,462,398
Preferred Stocks	680,161	252,586	975,072
Rights	—	—	179,373
Warrants	—	200,876	—
Affiliated Mutual Funds	139,207,456	—	—

Total	$141,961,278	$495,927,147	$9,774,396

Other Financial Instruments*
Assets
Futures Contracts	$93,425	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	2,219	—

Total	$93,425	$2,219	$—

Assets
Unfunded Loan Commitment	$—	$5,061	$—
Liabilities
Futures Contracts	$(35,204)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(20,671)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,483,154)	—

Total	$(35,204)	$(1,503,825)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Rights
Balance as of 12/31/19	$6,208,583	$1,085	$3,462,723	$780,322	$147,983
Realized gain (loss)	170,659	(4,777)	176	—	—
Change in unrealized appreciation (depreciation)	(143,795)	(86,597)	187,220	194,749	31,390
Purchases/Exchanges/Issuances	1,507,125	7,231	12,955	1	—
Sales/Paydowns	(943,536)	(4,799)	(176)	—	—
Accrued discount/premium	12,793	44,997	—	—	—
Transfers into Level 3	—	72,599	799,500	—	—
Transfers out of Level 3	(2,684,015)	—	—	—	—

Balance as of 06/30/20	$4,127,814	$29,739	$4,462,398	$975,072	$179,373

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$8,567	$(93,392)	$187,220	$194,749	$31,390

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$4,101,504	Market Approach	Single Broker Indicative Quote

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$26,310	Pricing at Cost	Unadjusted Purchase Price
Corporate Bonds	26,591	Enterprise Value	Estimated EBITDA
Corporate Bonds	3,148	Market Approach	Single Broker Indicative Quote
Common Stocks	3,361,670	Market Approach	Single Broker Indicative Quote
Common Stocks	660,920	Enterprise Value	Discounted Cash Flow
Common Stocks	439,801	Market Approach	Monthly Broker Quote
Common Stocks	5	Stale Pricing	Unadjusted Last Trade Price
Common Stocks	2	Worthless	Estimated Future Value
Preferred Stocks	974,749	Market Approach	Monthly Broker Quote
Preferred Stocks	323	Enterprise Value	EBITDA Multiple
Rights	179,373	Market Approach	Single Broker Indicative Quote

	$9,774,396

It is the Portfolios’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$2,684,015	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$72,599	L2 to L3	Proxy Price to Enterprise Value Evaluated Bid to Enterprise
Common Stocks	$799,500	L2 to L3	Value

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (16.9% represents investments purchased with collateral from securities on loan)	25.4%
Media	9.5
Telecommunications	8.7
Oil & Gas	6.6
Healthcare-Services	5.3
Retail	4.4
Entertainment	4.2
Chemicals	3.7
Commercial Services	3.7
Pipelines	3.5
Home Builders	3.3
Electric	2.8
Diversified Financial Services	2.8
Mining	2.6
Pharmaceuticals	2.4
Lodging	2.3
Foods	2.3
Aerospace & Defense	2.3
Computers	2.1
Auto Manufacturers	1.9
Auto Parts & Equipment	1.8
Building Materials	1.6
Real Estate Investment Trusts (REITs)	1.5
Packaging & Containers	1.4
Software	1.1
Real Estate	0.8
Electric Utilities	0.7
Gas	0.7
Advertising	0.6
Engineering & Construction	0.6
Transportation	0.6

Banks	0.5%
Machinery-Diversified	0.5
Leisure Time	0.4
Household Products/Wares	0.4
Internet	0.4
Distribution/Wholesale	0.4
Independent Power & Renewable Electricity Producers	0.3
Agriculture	0.3
Electrical Components & Equipment	0.3
Toys/Games/Hobbies	0.3
Semiconductors	0.3
Multiline Retail	0.3
Iron/Steel	0.2
Healthcare-Products	0.2
Food Service	0.2
Apparel	0.2
Miscellaneous Manufacturing	0.2
Housewares	0.2
Home Furnishings	0.2
Energy-Alternate Sources	0.1
Electronics	0.1
Capital Markets	0.1
Machinery-Construction & Mining	0.1
Investment Companies	0.1
Biotechnology	0.1
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Oil & Gas Services	0.1
Interactive Media & Services	0.1
Metal Fabricate/Hardware	0.0	*
Airlines	0.0	*
Coal	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):
Cosmetics/Personal Care	0.0	*%
Oil, Gas & Consumable Fuels	0.0	*
Wireless Telecommunication Services	0.0	*
Diversified Consumer Services	0.0	*

	118.0
Liabilities in excess of other assets	(18.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$1,483,154	*
Equity contracts	Unaffiliated investments	380,249		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,219		Unrealized depreciation on OTC forward foreign currency exchange contracts	20,671
Interest rate contracts	Due from/to broker — variation margin futures	93,425	*	Due from/to broker — variation margin futures	35,204	*

		$475,893			$1,539,029

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$6,168,696
Foreign exchange contracts	—	14,981	—
Interest rate contracts	1,950,067	—	—

Total	$1,950,067	$14,981	$6,168,696

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts.	$—	$—	$—	$—	$(1,144,119)
Equity contracts	31,390	(204,534)	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(10,590)	$—
Interest rate contracts	—	—	135,736	—	—

Total	$31,390	$(204,534)	$135,736	$(10,590)	$(1,144,119)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$40,243,107	$2,393,437	$422,320

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$1,052,310	$36,397,583

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$90,881,510	$(90,881,510)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$—	$(18,449)	$(18,449)	$—	$(18,449)
Morgan Stanley & Co. International PLC	2,219	(2,222)	(3)	—	(3)

	$2,219	$(20,671)	$(18,452)	$—	$(18,452)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $90,881,510:
Unaffiliated investments (cost $559,598,929)	$508,455,365
Affiliated investments (cost $139,194,943)	139,207,456
Cash	297,917
Dividends and interest receivable	8,634,731
Deposit with broker for centrally cleared/exchange-traded derivatives	4,093,000
Receivable for investments sold	3,451,726
Receivable for Portfolio shares sold	802,106
Unrealized appreciation on unfunded loan commitments	5,061
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,219
Prepaid expenses and other assets	107,266

Total Assets	665,056,847

LIABILITIES
Payable to broker for collateral for securities on loan	92,618,601
Payable for investments purchased	22,292,577
Payable for Portfolio shares repurchased	554,349
Due to broker-variation margin swaps	362,412
Accrued expenses and other liabilities	299,085
Management fee payable	145,535
Distribution fee payable	22,678
Unrealized depreciation on OTC forward foreign currency exchange contracts	20,671
Due to broker-variation margin futures	15,915
Affiliated transfer agent fee payable	378
Trustees’ fees payable	180
Total Liabilities	116,332,381

NET ASSETS	$548,724,466

Net assets were comprised of:
Partners’ Equity.	$548,724,466

Net asset value and redemption price per share, $548,724,466 / 51,990,567 outstanding shares of beneficial interest	$10.55

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$16,858,607
Income from securities lending, net (including affiliated income of $168,784)	178,306
Affiliated dividend income.	174,660
Unaffiliated dividend income	45,105

Total income	17,256,678

EXPENSES
Management fee	1,544,317
Distribution fee	668,683
Custodian and accounting fees	101,483
Audit fee	25,957
Trustees’ fees	8,570
Legal fees and expenses	7,936
Shareholders’ reports	6,877
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	16,540
Total expenses	2,383,823

NET INVESTMENT INCOME (LOSS)	14,872,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(184,930))	(21,044,506)
Futures transactions	1,950,067
Forward currency contract transactions	14,981
Swap agreements transactions	6,168,696
Foreign currency transactions	1,003

(12,909,759)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,408)	(50,081,484)
Futures	135,736
Forward currency contracts	(10,590)
Swap agreements	(1,144,119)
Foreign currencies.	(219)
Unfunded loan commitment	5,061

.	(51,095,615)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(64,005,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,132,519)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,872,855	$39,796,564
Net realized gain (loss) on investment and foreign currency transactions	(12,909,759)	(7,119,635)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(51,095,615)	64,782,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,132,519)	97,459,078

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,526,568 and 13,902,508 shares, respectively]	190,092,838	149,652,969
Portfolio shares repurchased [24,026,549 and 30,059,607 shares, respectively]	(246,678,935)	(319,460,155)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(56,586,097)	(169,807,186)

CAPITAL CONTRIBUTIONS	—	48

TOTAL INCREASE (DECREASE)	(105,718,616)	(72,348,060)
NET ASSETS:
Beginning of period	654,443,082	726,791,142

End of period	$548,724,466	$654,443,082

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%

AFFILIATED MUTUAL FUNDS — 2.7%
PGIM Absolute Return Bond Fund	5,734,934	$50,410,074
PGIM Global Total Return Fund	14,108,315	96,783,044

TOTAL AFFILIATED MUTUAL FUNDS (cost $131,593,511)(w)		147,193,118

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 5.6%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A 2.500%	07/20/21	533	533,138
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A 2.440%	09/15/26	4,000	4,035,875

			4,569,013

Collateralized Loan Obligations — 4.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
2.489%(c)	07/15/30	60,000	58,695,414
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.358%(c)	04/22/30	9,949	9,605,636
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.315%(c)	10/20/31	10,000	9,707,201
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.541%(c)	02/05/31	993	966,722
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.386%(c)	01/16/31	80,950	78,927,723
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	10/20/31	29,299	28,491,847
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.644%(c)	11/14/29	250	245,958
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.335%(c)	10/20/31	40,250	38,856,630
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.509%(c)	04/15/30	1,985	1,925,220

			227,422,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.0%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	2,560	$2,508,986

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7 3.960%	10/13/30	4,500	5,411,809

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.825%(c)	05/25/34	1,247	1,129,524
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.385%(c)	10/25/33	1,634	1,581,327
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.885%(c)	09/25/34	821	761,709
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.540%)
1.265%(c)	03/25/33	247	237,629
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.310%(c)	09/25/32	431	433,215

			4,143,404

Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A 3.000%(cc)	11/25/58	3,471	3,536,648

Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.535%(c)	04/25/23	880	847,082
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	8,350	7,831,812

			8,678,894

Residential Mortgage-Backed Securities — 0.9%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.965%(c)	11/25/34	934	869,103
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	12/25/34	2,297	2,170,766
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A 3.801%(cc)	07/25/50	5,171	5,261,371

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	3,109	$3,182,283
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	3,655	3,712,834
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,656	3,649,416
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	3,289	3,365,253
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	4,231	4,404,257
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	05/25/34	816	789,234
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	7,074	7,283,426
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	6,287	6,749,425
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	1,816	1,927,622
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,978	3,133,185
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	10/25/59	1,594	1,587,689

			48,085,864

TOTAL ASSET-BACKED SECURITIES (cost $285,126,603)			304,356,969

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,857,236
BANK,
Series 2020-BN26, Class A3
2.155%	03/15/63	40,650	42,144,176
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	16,045	17,154,730
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	3,423	3,462,235
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	35,725	36,249,289
Series 2019-CF02, Class A5
2.874%	11/15/52	3,500	3,617,091
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	20,849,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	806	$805,742
Series 2016-C07, Class A2
3.585%	12/10/54	16,500	18,140,983
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4
3.635%	10/10/47	5,485	5,929,524
Series 2015-P01, Class A5
3.717%	09/15/48	1,000	1,100,364
Series 2020-555, Class A, 144A
2.647%	12/10/41	26,875	27,652,451
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,800	8,271,993
Series 2015-CR25, Class A4
3.759%	08/10/48	5,000	5,484,430
Series 2015-LC21, Class A4
3.708%	07/10/48	820	901,167
Series 2015-LC23, Class A4
3.774%	10/10/48	5,000	5,533,928
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	6,002,388
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	26,542	29,614,611
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,440	1,544,661
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	8,325	8,960,614
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0056, Class XAM, IO
1.287%(cc)	05/25/26	38,290	2,481,617
Series K0060, Class AM
3.300%(cc)	10/25/26	9,157	10,370,266
Series K0083, Class AM
4.030%(cc)	10/25/28	10,900	13,183,747
Series K0085, Class AM
4.060%(cc)	10/25/28	10,000	12,084,221
Series K0086, Class AM
3.919%(cc)	12/25/28	7,300	8,809,593
Series K0087, Class AM
3.832%(cc)	12/25/28	7,850	9,389,605
Series K0091, Class A2
3.505%	03/25/29	8,060	9,532,098
Series K0093, Class XAM, IO
1.332%(cc)	05/25/29	51,135	4,423,070
Series K0106, Class XAM, IO
1.728%(cc)	02/25/30	54,548	7,332,691
Series K0151, Class A3
3.511%	04/25/30	4,810	5,651,044
Series K0155, Class A2
3.750%	11/25/32	17,750	21,431,815
Series K0157, Class A2
3.990%(cc)	05/25/33	30,274	37,453,188

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K0734, Class X1, IO
0.786%(cc)	02/25/26	122,064	$3,783,799
Series K0736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	5,335,006
Series K0737, Class XAM, IO
1.118%(cc)	10/25/26	46,658	2,748,963
Series K1513, Class A3
2.797%	08/25/34	67,832	77,429,984
Series K1514, Class A2
2.859%	10/25/34	23,112	26,663,295
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	5,235,135
Series 2018-GS09, Class A3
3.727%	03/10/51	16,275	18,291,707
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	865,614
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,598,840
Series 2015-C29, Class A2
2.921%	05/15/48	1,116	1,114,934
Series 2015-C30, Class A3
3.322%	07/15/48	2,565	2,609,003
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2, 144A
3.538%	07/15/47	5,000	5,240,845
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	10,170	10,299,004
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A4
3.249%	02/15/48	3,500	3,715,255
Series 2015-C27, Class A4
3.753%	12/15/47	3,447	3,810,221
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A1
2.659%	02/15/51	4,760	4,831,366
Series 2018-C08, Class A3
3.720%	02/15/51	40,600	45,712,916
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,514,789
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	17,254,296
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,518,387
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,930	4,016,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	30,800	31,868,994
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	16,940,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $641,562,046)			692,820,133

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 55.7%
Aerospace & Defense — 1.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	(a)	9,200	$8,982,919
3.750%	02/01/50	(a)	4,820	4,373,721
General Dynamics Corp.,
Gtd. Notes
3.500%	04/01/27		20,000	22,826,779
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		20,000	26,732,397
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		35,880	42,262,026

				105,177,842

Agriculture — 1.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		45,895	49,050,503
3.557%	08/15/27		5,000	5,384,082
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22		7,534	7,880,357
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		5,000	5,632,494

				67,947,436

Airlines — 0.2%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,123	1,053,481
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		106	104,446
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		3,940	3,729,390
3.800%	04/19/23		5,000	4,447,160

				9,334,477

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25		500	474,404
5.750%	02/01/21	(a)	750	753,187
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		9,795	10,401,054
6.600%	04/01/36		3,385	3,644,696
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25		8,000	8,438,160

				23,711,501

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 15.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23		2,200	$2,169,777
Sr. Unsec’d. Notes
3.848%	04/12/23		3,200	3,402,646
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)(a)	2,160	2,390,473
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)(a)	30,000	26,815,135
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		9,290	10,434,279
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	(a)	17,744	18,568,510
3.824%(ff)	01/20/28		5,000	5,648,263
3.974%(ff)	02/07/30		5,000	5,811,945
4.078%(ff)	04/23/40		10,950	13,360,357
Sub. Notes, MTN
4.000%	01/22/25		8,680	9,598,759
4.200%	08/26/24		9,015	10,001,930
Sub. Notes, Series L, MTN
3.950%	04/21/25		11,000	12,174,239
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)	30,980	30,675,228
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		24,260	26,277,502
3.684%	01/10/23		8,870	9,198,946
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		20,740	24,302,465
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		992	1,072,631
4.400%	08/14/28		200	231,537
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		10,000	10,516,255
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	18,509	17,473,345
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)	3,500	3,125,457
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	(a)	18,250	18,915,341
3.520%(ff)	10/27/28		22,875	25,395,321
5.316%(ff)	03/26/41		28,818	38,764,494
Sub. Notes
4.450%	09/29/27		25,330	28,826,736
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	(a)	10,750	11,507,797
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23		1,250	1,344,262
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24		10,000	11,148,453

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		11,100	$11,624,116
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,250	3,513,220
4.250%	03/13/26		2,100	2,365,134
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—	(rr)	8,000	7,318,407
Jr. Sub. Notes, Series P
5.000%(ff)	—	(rr)(a)	10,000	9,237,886
Sr. Unsec’d. Notes
3.800%	03/15/30		32,368	36,673,563
3.814%(ff)	04/23/29		16,650	18,807,725
3.850%	01/26/27		240	269,852
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	(a)	3,800	4,380,406
4.950%	03/31/30	(a)	10,000	11,988,353
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.550%	02/04/30		770	796,789
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	(a)	9,790	10,333,905
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—	(rr)	489	447,304
Jr. Sub. Notes, Series II
4.000%(ff)	—	(rr)(a)	10,000	8,737,856
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
4.753%(c)	—	(rr)	5,000	4,439,136
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	—	(rr)	7,000	6,587,264
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29		22,500	25,350,652
3.702%(ff)	05/06/30	(a)	5,000	5,726,837
4.493%(ff)	03/24/31	(a)	50,000	60,957,648
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	—	(rr)	40,000	35,504,195
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		25,000	26,530,405
3.772%(ff)	01/24/29		5,000	5,690,118
Sub. Notes, MTN
3.950%	04/23/27		655	733,996
4.100%	05/22/23		1,165	1,259,086
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		200	217,426
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		30,000	32,030,814
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	22,425	21,334,488

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	—	(rr)(a)	16,390	$16,617,753
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		700	725,152
4.125%	09/24/25		9,005	10,218,967
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		40,000	41,812,382
2.879%(ff)	10/30/30		5,000	5,341,180
4.478%(ff)	04/04/31	(a)	25,000	30,196,964

				836,921,062

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	(a)	15,000	18,109,548
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.375%	03/25/27		9,374	10,746,633
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40		25,710	30,376,507

				59,232,688

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30		10,112	10,686,582

Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26		322	356,419
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		640	697,620

				1,054,039

Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		14,475	16,631,041
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26		2,545	2,793,342
4.550%	11/30/25		2,000	2,276,424
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		1,520	1,745,545
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		3,295	3,453,417
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		785	819,162
3.500%	06/01/23		6,000	6,375,482

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien Ltd. (Canada), (continued)
4.000%	12/15/26		5,000	$5,651,990
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		5,000	4,536,533
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21		805	848,774

				45,131,710

Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		5,950	5,974,505
3.300%	10/15/22		170	174,542
3.800%	11/01/25		2,445	2,568,437
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		5,290	5,954,928
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		8,500	10,569,965
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	(a)	1,055	1,090,590

				26,332,967

Cosmetics/Personal Care — 0.3%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	(a)	15,000	17,998,714

Diversified Financial Services — 0.9%
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23	(a)	2,280	2,476,082
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	(a)	8,650	9,332,366
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.350%	03/26/30		26,250	30,389,814
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28	(h)	6,515	7,699,146
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		645	654,905

				50,552,313

Electric — 6.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		7,510	8,532,708
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26		2,485	2,779,768

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		1,405	$1,987,875
6.125%	04/01/36		1,160	1,671,740
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30		20,000	23,396,732
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	3,000	3,029,448
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28		6,480	7,503,030
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	(a)	11,130	12,567,308
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		47,060	52,138,384
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26		450	477,899
Sr. Unsec’d. Notes, Series C
3.500%	06/01/24		135	146,186
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23		6,650	7,181,303
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		435	484,024
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28		6,750	7,891,447
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28		3,980	4,618,090
Entergy Arkansas LLC,
First Mortgage
4.000%	06/01/28		10,000	11,510,531
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28		445	490,632
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	(a)	10,900	12,658,113
Eversource Energy,
Sr. Unsec’d. Notes, Series O
4.250%	04/01/29	(a)	6,975	8,207,846
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		12,060	12,588,864
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		1,250	1,424,407
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27		795	876,703
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	(a)	925	1,003,790

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light Co., (continued)
4.100%	09/26/28		8,000	$9,271,360
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25		2,150	2,337,505
Louisville Gas & Electric Co.,
First Mortgage
3.300%	10/01/25		3,065	3,383,237
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29		12,210	14,388,887
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	5,869,941
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.950%	04/01/30		12,000	14,497,717
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		9,500	10,190,178
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30		25,000	27,395,339
PacifiCorp,
First Mortgage
3.350%	07/01/25		2,270	2,494,737
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		8,065	8,703,054
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		530	566,304
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		7,165	8,756,861
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		10,000	10,992,995
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28		5,000	5,720,628
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
3.125%	05/22/23		2,000	2,103,056
Union Electric Co.,
First Mortgage
2.950%	03/15/30	(a)	35,000	39,117,968
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22		5	5,136
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,245	2,276,930
5.625%	02/15/27		3,000	3,078,776

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26		5,115	$5,745,255

				360,062,692

Electronics — 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes
4.150%	06/15/23	(a)	4,180	4,434,986

Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		20,780	18,328,903

Foods — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		9,915	10,049,663
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		1,370	1,646,597
4.200%	04/01/59		1,190	1,523,093

				13,219,353

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.200%	06/15/25	(a)	3,300	3,632,517
First Mortgage, Series VV
4.300%	01/15/49		2,150	2,719,990

				6,352,507

Healthcare-Products — 1.0%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
3.000%	09/23/29		7,839	8,301,866
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30		11,910	14,119,481
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29		3,965	4,538,191
Medtronic Global Holdings SCA,
Gtd. Notes
3.350%	04/01/27		3,250	3,694,931
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30		10,735	13,228,705
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30		10,000	10,784,727

				54,667,901

Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,088,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39		9,300	$10,822,464
5.250%	06/15/26	(a)	5,012	5,764,142
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		3,345	3,799,788
4.875%	04/01/30		13,494	16,681,797
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		125	158,938
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		270	286,441
3.500%	03/30/25		14,145	15,570,200
Stanford Health Care,
Unsec’d. Notes
3.310%	08/15/30		8,980	10,091,176
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.950%	10/15/27		10,000	11,159,023
3.450%	01/15/27		20,445	23,326,452

				98,749,021

Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24		1,000	1,059,938

Housewares — 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		13,855	14,276,854

Insurance — 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	(a)	2,655	2,994,442
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,045	3,446,655
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		15,000	15,827,422
4.569%	02/01/29		2	2,342
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		500	534,408
3.625%	03/30/23		355	377,987
4.900%	07/01/22		2,510	2,688,074
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23		3,500	3,712,236
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/26/30	(a)	20,000	22,695,281
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22		1,185	1,234,426

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		12,500	$14,923,399

				68,436,672

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,320	1,326,115
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		400	420,630

				1,746,745

Machinery-Diversified — 0.6%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30		14,885	16,860,914
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30		13,000	13,648,826

				30,509,740

Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		3,200	3,375,776
5.875%	05/01/27		800	834,072
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28		19,350	21,096,669
6.384%	10/23/35		32,072	42,320,399
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		18,100	19,673,201
3.300%	02/01/27		20,678	23,194,107
3.400%	04/01/30		36,725	41,969,042
3.750%	04/01/40		3,510	4,118,308
4.200%	08/15/34		1,575	1,943,991
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		11,390	12,239,419
3.350%	09/15/26	(a)	16,000	17,672,504
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		500	540,853
Walt Disney Co. (The),
Gtd. Notes
4.625%	03/23/40		15,000	18,769,516

				207,747,857

Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		11,267	15,178,949

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		1,360	$1,370,883

				16,549,832

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		2,935	2,954,622
2.750%	01/06/23		445	465,712
3.250%	02/11/22		4,290	4,403,307

				7,823,641

Oil & Gas — 1.7%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25		2	2,270
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	(a)	895	869,023
4.250%	04/15/27		4,950	4,501,594
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	(a)	1,965	2,052,683
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	(a)	2,305	2,458,756
4.300%	08/15/28		25,762	28,263,846
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,930	2,075,274
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	(a)	3,000	2,998,337
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	(a)	679	674,786
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		2,000	1,958,471
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49	(a)	11,290	11,890,281
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		310	310,764
6.500%	03/13/27		18,965	17,300,627
Gtd. Notes, MTN
6.750%	09/21/47		10,249	7,887,283
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28		7,335	8,310,312

				91,554,307

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.3%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,050	$1,114,341
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	(a)	12,590	14,657,338

				15,771,679

Pharmaceuticals — 4.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29		30,540	33,510,292
3.850%	06/15/24		575	631,207
4.050%	11/21/39		2,000	2,335,112
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22		400	408,307
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		10,000	10,776,784
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.900%	02/20/28	(a)	24,692	29,003,047
4.250%	10/26/49		3,050	4,016,697
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24		8,400	8,954,259
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		32,200	38,094,430
Gtd. Notes, 144A
3.250%	04/15/25		530	577,999
CVS Health Corp.,
Sr. Unsec’d. Notes
3.375%	08/12/24		10,667	11,607,493
3.875%	07/20/25		1,328	1,491,426
4.300%	03/25/28		40,084	46,862,805
4.780%	03/25/38		1,775	2,194,443
5.000%	12/01/24		700	798,906
Mylan NV,
Gtd. Notes
3.950%	06/15/26	(a)	565	631,226
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		14,273	17,598,834
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28		10,000	12,326,164

				221,819,431

Pipelines — 2.8%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	(a)	7,610	7,534,398
4.950%	06/15/28		12,825	13,803,635
5.250%	04/15/29		1,550	1,691,815
5.500%	06/01/27	(a)	5,000	5,585,294

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating LP, (continued)
5.875%	01/15/24		5,606	$6,249,668
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		7,750	8,301,816
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		1,925	1,939,677
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		7,350	8,299,397
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		8,455	8,954,072
4.125%	03/01/27		2,980	3,179,670
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	(a)	2,525	2,723,031
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		1,535	1,557,465
4.500%	03/15/50		48,560	45,200,346
4.550%	07/15/28		7,450	7,812,881
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	(a)	10,000	9,722,709
4.650%	10/15/25		2,185	2,333,703
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	(a)	4,340	4,852,251
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27		1,510	1,538,609
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		3,610	4,006,530
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28		4,255	4,879,882
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24		1,000	1,093,421

				151,260,270

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		3,750	3,879,051
3.850%	02/01/25		5,575	5,762,095
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		900	953,456
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23		16	17,456

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
3.250%	03/15/23	(a)	390	$409,173

				11,021,231

Retail — 1.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	(a)	6,000	6,967,729
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27		12,600	14,312,137
3.600%	07/01/30		19,090	21,986,688
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30		16,165	19,061,502

				62,328,056

Semiconductors — 1.8%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26		54,487	58,489,904
4.110%	09/15/28		12,628	13,776,808
Intel Corp.,
Sr. Unsec’d. Notes
3.900%	03/25/30		15,000	18,157,977
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/15/22	(a)	5,000	5,323,405
4.625%	06/01/23		1,250	1,368,502

				97,116,596

Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		10,325	11,586,366
4.200%	10/01/28		18,730	22,024,258
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		143	147,904
2.675%	06/01/60		167	174,219
3.950%	08/08/56		793	1,022,960

				34,955,707

Telecommunications — 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3	3,346
4.350%	03/01/29	(a)	16,750	19,494,834
4.850%	03/01/39		31,075	37,710,167
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	(a)	2,215	2,146,879
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		4,000	3,858,918

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30		22,900	$25,817,102
3.875%	02/08/29	(a)	12,000	14,173,129
4.016%	12/03/29		23,188	27,685,447
4.125%	03/16/27		33,230	39,002,177

				169,891,999

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23		6,020	6,426,830

Water — 0.3%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26		13,140	14,176,718

TOTAL CORPORATE BONDS (cost $2,649,617,718)				3,034,370,797

MUNICIPAL BONDS — 1.4%
Arizona — 0.5%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		20,800	28,634,112

California — 0.2%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		5,800	10,080,342

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		2,895	4,812,011

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40		1,400	1,690,850

New York — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36		2,000	2,619,880
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43		7,000	10,821,230

				13,441,110

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40		1,300	1,857,297
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34		2,000	2,336,400

				4,193,697

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	$726,920

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	6,174,280

Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,207,468

Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,228,611

TOTAL MUNICIPAL BONDS (cost $61,984,519)			75,189,401

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.535%(c)	09/25/35	2,419	2,158,502
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	04/25/28	1,172	1,160,504
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28	503	500,366
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	10/25/28	1,457	1,443,100
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	10/25/29	868	864,911
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	10/25/29	3,100	2,981,650
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23	20,400	20,068,788
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	3,143	3,142,146
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	102,925	102,535,341
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	3,890	4,128,364
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.885%(c)	11/25/28	1,721	1,664,947

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.035%(c)	10/25/27	476	$474,928
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	03/25/29	451	449,102
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	8	7,999
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	01/25/49	993	978,554
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	02/25/49	373	372,561
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	10/25/28	524	522,288
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	455	448,384
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	04/25/46	1,074	1,062,109
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	17,301	17,287,306
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	2,855	3,006,172
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,470	2,617,640
Series 2018-02A, Class A1, 144A
4.500%(cc)	02/25/58	2,119	2,257,705
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	01/25/48	499	494,188
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28	153	152,255
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.835%(c)	06/25/57	1,579	1,558,559
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	03/25/28	40	39,937

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Station Place Securitization Trust,
Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.135%(c)	04/24/21		15,000	$15,094,524
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.709%(cc)	09/25/36		1,423	1,302,593

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $180,605,024)				188,775,423

SOVEREIGN BONDS — 2.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		4,845	5,297,505
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		15,408	17,486,465
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,440	1,767,788
5.875%	01/15/24		10,000	11,326,306
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		250	281,871
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		11,106	11,523,995
6.625%	02/01/22		3,490	3,800,408
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34		2,000	2,881,886
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	(a)	2,000	3,084,491
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		3,695	5,045,485
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		51,379	52,115,577
2.875%	10/17/29		15,600	15,585,562
6.875%	09/27/23		3,210	3,722,220

TOTAL SOVEREIGN BONDS (cost $129,483,128)				133,919,559

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Bank
3.250%	11/16/28		20,325	24,213,567
Federal Home Loan Mortgage Corp.
6.250%	07/15/32		945	1,484,588
Federal National Mortgage Assoc.
2.500%	TBA		166,000	172,667,685
6.250%	05/15/29		11,189	16,207,260
6.625%	11/15/30	(k)	45,900	70,996,466

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $278,136,580)				285,569,566

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds
2.000%	02/15/50		9,095	$10,409,512
3.000%	11/15/44	(a)(h)	110,000	147,228,125
U.S. Treasury Notes
0.250%	05/31/25	(a)	125,080	124,904,106
0.500%	05/31/27	(a)	100,000	100,078,125
0.625%	05/15/30	(a)	107,700	107,363,438
1.625%	11/15/22		130	134,489
U.S. Treasury Strips Coupon
3.202%(s)	08/15/40	(h)	7,180	5,462,409

TOTAL U.S. TREASURY OBLIGATIONS (cost $495,197,038)				495,580,204

TOTAL LONG-TERM INVESTMENTS (cost $4,853,306,167)				5,357,775,170

			Shares

SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS — 16.2%
PGIM Core Short-Term Bond Fund(w)			9,427,325	86,542,841
PGIM Core Ultra Short Bond Fund(w)			158,351,881	158,351,881
PGIM Institutional Money Market Fund (cost $638,549,210; includes $638,397,800 of cash collateral for securities on loan)(b)(w)			638,895,775	638,895,775

TOTAL AFFILIATED MUTUAL FUNDS (cost $881,373,781)				883,790,497

OPTIONS PURCHASED*~ — 0.1%
(cost $747,245)				3,081,237

TOTAL SHORT-TERM INVESTMENTS (cost $882,121,026)				886,871,734

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—114.6% (cost $5,735,427,193)				6,244,646,904

OPTION WRITTEN*~ — (0.0)%
(premiums received $425,872)				(144,281)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—114.6% (cost $5,735,001,321)				6,244,502,623
Liabilities in excess of other assets(z) — (14.6)%				(795,785,670)

NET ASSETS — 100.0%				$5,448,716,953

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(211,080) and (0.0)% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $621,624,029; cash collateral of $638,397,800 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$140.00	1,539	1,539	$312,609
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$143.00	3,078	3,078	96,188

Total Exchange Traded (cost $700,134)						$408,797

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	$184,065
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	178,551
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	423,579
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	842,540
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	883,848
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	159,857

Total OTC Traded (cost $47,111)							$2,672,440

Total Options Purchased (cost $747,245)							$3,081,237

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures (premiums received $425,872)	Call	07/24/20	$142.00	4,617	4,617	$(144,281)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,133	5 Year U.S. Treasury Notes	Sep. 2020	$645,434,661	$2,973,475

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
10,980	10 Year U.S. Treasury Notes	Sep. 2020	$1,528,107,242	$16,440,331

				19,413,806

Short Positions:
2,749	2 Year U.S. Treasury Notes	Sep. 2020	607,056,518	(126,870)
107	10 Year Euro-Bund	Sep. 2020	21,220,264	(185,225)
4,279	20 Year U.S. Treasury Bonds	Sep. 2020	764,068,938	(3,556,853)
553	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	120,640,406	(1,092,964)

				(4,961,912)

				$14,451,894

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	21,267	*	$(211,080)	$—	$(211,080)	Citigroup Global Markets, Inc.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	2.453%	$(204,895)	$79,218	$(284,113)	Bank of America, N.A.
Kingdom of Spain	12/20/24	1.000%(Q)	60,000	0.750%	681,314	(390,209)	1,071,523	Bank of America, N.A.
Kingdom of Spain	12/20/24	1.000%(Q)	15,000	0.750%	170,328	(254,112)	424,440	Bank of America, N.A.
Republic of France	12/20/24	0.250%(Q)	30,000	0.215%	49,927	(198,517)	248,444	Citibank N.A.
Republic of Portugal	06/20/25	1.000%(Q)	30,000	0.665%	503,131	(214,435)	717,566	Morgan Stanley & Co. International PLC

					$1,199,805	$(978,055)	$2,177,860

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.34.V1	06/20/25	1.000	%(Q)	1,000,000	$(6,037,907)	$(12,055,907)	$(6,018,000)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$(474,462)	$1,075,045	$(1,549,507)	Credit Suisse International
CMBX.NA.AAA.11	11/18/54	0.500%(M)	50,000	(170,573)	493,982	(664,555)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1) (continued):
CMBX.NA.AAA.12	08/17/61	0.500%(M)	100,000	$314,380	$364,328	$(49,948)	Morgan Stanley & Co. International PLC
CMBX.NA.AAA.12	08/17/61	0.500%(M)	25,000	78,595	217,037	(138,442)	JP Morgan Securities LLC
CMBX.NA.AAA.12	08/17/61	0.500%(M)	25,000	78,595	212,022	(133,427)	Morgan Stanley & Co. International PLC

				$(173,465)	$2,362,414	$(2,535,879)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	50,000	*	$(613,459)	$(911,723)	$298,264	Citigroup Global Markets, Inc.
CMBX.NA.AAA.13	12/16/72	0.500%(M)	25,000	*	(309,854)	(229,696)	(80,158)	Citigroup Global Markets, Inc.

					$(923,313)	$(1,141,419)	$218,106

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
342,251	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	$—	$5,350,205	$5,350,205
146,268	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(184,982)	2,572,343	2,757,325
112,435	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	66,417	2,144,004	2,077,587
306,455	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	214,232	6,415,516	6,201,284
21,294	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	308,527	308,527

				$95,667	$16,790,595	$16,694,928

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,441,632	$(2,198,692)	$2,760,237	$(3,111,230)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$42,803,599

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$1,030,983,615	$—	$—
Asset-Backed Securities
Automobiles	—	4,569,013	—
Collateralized Loan Obligations	—	227,422,351	—
Consumer Loans	—	2,508,986	—
Credit Cards	—	5,411,809	—
Home Equity Loans	—	4,143,404	—
Manufactured Housing	—	3,536,648	—
Other	—	8,678,894	—
Residential Mortgage-Backed Securities	—	48,085,864	—
Commercial Mortgage-Backed Securities	—	692,820,133	—
Corporate Bonds	—	3,034,370,797	—
Municipal Bonds	—	75,189,401	—
Residential Mortgage-Backed Securities	—	188,775,423	—
Sovereign Bonds	—	133,919,559	—
U.S. Government Agency Obligations	—	285,569,566	—

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$495,580,204	$—
Options Purchased	408,797	2,672,440	—

Total	$1,031,392,412	$5,213,254,492	$—

Liabilities
Option Written	$(144,281)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$19,413,806	$—	$—
OTC Credit Default Swap Agreements	—	1,876,270	—
Centrally Cleared Interest Rate Swap Agreements	—	16,694,928	—

Total	$19,413,806	$18,571,198	$—

Liabilities
Futures Contracts	$(4,961,912)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(6,018,000)	—
OTC Credit Default Swap Agreements	—	(1,773,243)	(211,080)

Total	$(4,961,912)	$(7,791,243)	$(211,080)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (11.7% represents investments purchased with collateral from securities on loan)	18.9%
Banks	15.4
Commercial Mortgage-Backed Securities	12.7
U.S. Treasury Obligations	9.1
Electric	6.6
U.S. Government Agency Obligations	5.2
Residential Mortgage-Backed Securities	4.4
Collateralized Loan Obligations	4.2
Pharmaceuticals	4.1
Media	3.8
Telecommunications	3.1
Pipelines	2.8
Sovereign Bonds	2.4
Aerospace & Defense	1.9
Healthcare-Services	1.8
Semiconductors	1.8
Oil & Gas	1.7
Municipal Bonds	1.4
Insurance	1.3
Agriculture	1.3
Retail	1.2
Beverages	1.1
Healthcare-Products	1.0
Diversified Financial Services	0.9
Chemicals	0.8
Software	0.6
Machinery-Diversified	0.6
Commercial Services	0.5

Auto Manufacturers	0.4%
Engineering & Construction	0.3
Cosmetics/Personal Care	0.3
Mining	0.3
Packaging & Containers	0.3
Housewares	0.3
Water	0.3
Foods	0.2
Real Estate Investment Trusts (REITs)	0.2
Biotechnology	0.2
Airlines	0.2
Other	0.1
Multi-National	0.1
Trucking & Leasing	0.1
Gas	0.1
Credit Cards	0.1
Automobiles	0.1
Electronics	0.1
Home Equity Loans	0.1
Manufactured Housing	0.1
Options Purchased	0.1
Consumer Loans	0.0	*
Lodging	0.0	*
Home Furnishings	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

Building Materials	0.0	*%

	114.6
Option Written	(0.0	)*
Liabilities in excess of other assets	(14.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$6,018,000	*
Credit contracts	Premiums paid for OTC swap agreements	2,441,632		Premiums received for OTC swap agreements	2,198,692
Credit contracts	Unrealized appreciation on OTC swap agreements	2,760,237		Unrealized depreciation on OTC swap agreements	3,111,230
Interest rate contracts	Due from/to broker-variation margin futures	19,413,806	*	Due from/to broker-variation margin futures	4,961,912	*
Interest rate contracts	Due from/to broker-variation margin swaps	16,694,928	*	—	—
Interest rate contracts	Unaffiliated investments	3,081,237		Options written outstanding, at value	144,281

		$44,391,840			$16,434,115

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$(47,617,225)	$—	$42,723,567
Interest rate contracts	(449,571)	167,196	(86,202,851)	(76,617,138)

Total	$(449,571)	$(47,450,029)	$(86,202,851)	$(33,893,571)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$(2,052,925)	$—	$(2,786,428)
Interest rate contracts	1,117,928	281,591	21,922,509	45,483,014

Total	$1,117,928	$(1,771,334)	$21,922,509	$42,696,586

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$430,346	$2,734,844,000	$3,193,591,429	$2,919,167,101

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$1,240,698,667	$583,333,333

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$977,394,052	$150,000,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$621,624,029	$(621,624,029)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$3,725,148	$(928,434)	$2,796,714	$(2,796,714)	$—
Barclays Bank PLC	522,473	—	522,473	(496,153)	26,320
Citibank N.A.	248,444	(198,517)	49,927	—	49,927
Citigroup Global Markets, Inc.	298,264	(1,432,657)	(1,134,393)	1,134,393	—
Credit Suisse International	1,075,045	(1,549,507)	(474,462)	474,462	—
JP Morgan Securities LLC	217,037	(138,442)	78,595	—	78,595
Morgan Stanley & Co. International PLC	1,787,898	(1,062,365)	725,533	(725,533)	—

	$7,874,309	$(5,309,922)	$2,564,387	$(2,409,545)	$154,842

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $621,624,029:
Unaffiliated investments (cost $4,722,459,901)	$5,213,663,289
Affiliated investments (cost $1,012,967,292)	1,030,983,615
Receivable for investments sold	243,212,615
Dividends and interest receivable	37,814,655
Receivable for Portfolio shares sold	33,265,589
Unrealized appreciation on OTC swap agreements	2,760,237
Premiums paid for OTC swap agreements	2,441,632
Due from broker-variation margin futures	783,072
Prepaid expenses and other assets	3,870,648

Total Assets	6,568,795,352

LIABILITIES
Payable to broker for collateral for securities on loan	638,397,800
Payable for investments purchased	425,885,628
Payable for Portfolio shares repurchased	47,110,443
Unrealized depreciation on OTC swap agreements	3,111,230
Premiums received for OTC swap agreements	2,198,692
Due to broker-variation margin swaps	1,435,776
Management fee payable.	857,509
Accrued expenses and other liabilities	747,595
Distribution fee payable	189,067
Options written outstanding, at value (proceeds received $425,872)	144,281
Affiliated transfer agent fee payable	378

Total Liabilities	1,120,078,399

NET ASSETS	$5,448,716,953

Net assets were comprised of:
Partners’ Equity	$5,448,716,953

Net asset value and redemption price per share, $5,448,716,953 / 584,767,068 outstanding shares of beneficial interest	$9.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$130,858,653
Affiliated dividend income	16,192,445
Income from securities lending, net (including affiliated income of $2,227,608)	2,271,733

Total income	149,322,831

EXPENSES
Management fee	25,162,359
Distribution fee	13,495,139
Custodian and accounting fees	300,390
Trustees’ fees	37,333
Audit fee	26,007
Legal fees and expenses	12,707
Shareholders’ reports	5,771
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,452
Miscellaneous	334,491

Total expenses	39,377,649
Less: Fee waiver and/or expense reimbursement	(1,042,059)
Distribution fee waiver	(2,102,689)

Net expenses	36,232,901

NET INVESTMENT INCOME (LOSS)	113,089,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $109,834,546)	1,671,573,236
Futures transactions	(86,202,851)
Options written transactions	(47,450,029)
Swap agreements transactions	(33,893,571)
Foreign currency transactions	2,956

1,504,029,741

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $17,996,079)	362,349,635
Futures	21,922,509
Options written	(1,771,334)
Swap agreements	42,696,586
Foreign currencies	(347)

425,197,049

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,929,226,790

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,042,316,720

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$113,089,930	$123,948,536
Net realized gain (loss) on investment and foreign currency transactions	1,504,029,741	311,269,134
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	425,197,049	59,554,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,042,316,720	494,772,284

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,316,450,913 and 219,201,312 shares, respectively]	45,031,345,508	1,780,049,786
Portfolio shares repurchased [5,058,976,793 and 1,374,226,102 shares, respectively]	(44,348,716,883)	(10,641,407,845)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	682,628,625	(8,861,358,059)

TOTAL INCREASE (DECREASE)	2,724,945,345	(8,366,585,775)
NET ASSETS:
Beginning of period	2,723,771,608	11,090,357,383

End of period	$5,448,716,953	$2,723,771,608

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.7%

ASSET-BACKED SECURITIES — 15.1%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust, Series 2019-02, Class C
2.740%	04/18/25	4,300	$4,426,559
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	3,600	3,633,154
Series 2019-02A, Class A, 144A
3.350%	09/22/25	6,300	6,383,704
Series 2019-03A, Class A, 144A
2.360%	03/20/26	11,600	11,437,567
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,500	5,255,947
Ford Credit Auto Owner Trust, Series 2018-01, Class A, 144A
3.190%	07/15/31	9,705	10,392,270
Ford Credit Floorplan Master Owner Trust, Series 2019-04, Class A
2.440%	09/15/26	10,512	10,606,279
Hertz Vehicle Financing LP, Series 2016-02A, Class A, 144A
2.950%	03/25/22	241	238,712
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,600	4,684,282
Series 2019-01A, Class A, 144A
3.630%	09/14/27	11,100	11,933,926

			68,992,400

Collateralized Loan Obligations — 8.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	5,000	4,968,899
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.525%(c)	04/20/32	15,000	14,796,891
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.319%(c)	07/15/31	5,000	4,857,335
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.499%(c)	07/15/29	2,500	2,457,537
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/28	6,500	6,428,640
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	07/17/28	9,900	9,742,096
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.456%(c)	05/17/31	5,000	4,846,076

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
2.559%(c)	10/15/32	1,000	$982,371
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.535%(c)	10/18/26	1,557	1,553,061
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.495%(c)	10/20/32	10,000	9,813,092
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	04/20/31	7,000	6,814,707
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.339%(c)	07/15/31	10,000	9,705,748
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	15,000	14,575,284
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.049%(c)	04/15/27	12,469	12,324,233
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.101%(c)	04/25/31	15,000	14,662,617
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.433%(c)	10/23/32	41,500	40,258,071
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.561%(c)	10/12/30	1,500	1,462,539
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.339%(c)	07/15/31	10,000	9,700,817
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.071%(c)	04/26/31	15,100	14,693,562
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.465%(c)	07/20/32	8,000	7,865,410
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
2.215%(c)	04/17/31	24,909	24,153,857
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.145%(c)	07/17/29	9,917	9,772,896

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
2.525%(c)	07/20/32	12,500	$12,156,371
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	01/17/31	4,000	3,915,776
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.276%(c)	07/16/31	6,000	5,849,485
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.369%(c)	07/15/31	10,000	9,724,003
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.295%(c)	10/20/31	15,000	14,616,523
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.389%(c)	07/15/31	16,750	16,215,904
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.061%(c)	01/26/31	4,000	3,870,076
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	01/17/30	6,719	6,620,717
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	16,000	15,444,606
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	5,000	4,875,105
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	4,500	4,379,259
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
2.475%(c)	07/20/32	10,000	9,787,247
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	7,678	7,547,735
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	14,836	14,310,270

			355,748,816

Consumer Loans — 0.8%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27	5,800	5,578,418

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Series 2019-02A, Class A, 144A
2.780%	04/20/28	3,900	$3,900,565
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	1,900	1,873,407
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	1,500	1,485,592
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,834,431
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	3,700	3,714,329
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	2,600	2,597,999
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	3,900	3,835,226
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	1,470	1,440,707
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	08/25/25	1,800	1,718,356

			30,979,030

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	6,800	8,177,845

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,900	7,306,066

Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.825%(c)	05/25/34	953	863,754
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.010%(c)	08/25/33	241	236,045
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.885%(c)	06/25/34	1,547	1,482,564
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	12/25/34	981	918,485
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)
1.685%(c)	03/25/43	750	730,596

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)
0.665%(c)	01/25/34	2,646	$2,474,277
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.885%(c)	09/25/34	713	661,524
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	04/25/34	1,560	1,525,552
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	10/25/33	104	102,569
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
0.925%(c)	01/25/34	1,395	1,348,092
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
1.760%(c)	11/25/32	363	360,027
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.825%(c)	08/25/33	810	763,319

			11,466,804

Manufactured Housing — 0.2%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	6,784	6,912,540

Other — 0.4%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	15,400	14,444,300

Residential Mortgage-Backed Securities — 0.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
0.785%(c)	02/25/34	223	202,300
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.965%(c)	10/25/34	769	745,369
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35	8	8,413
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	11/25/34	649	646,138
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	48	48,620

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,903	$1,926,291
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		3,121	3,115,355
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		1,046	1,053,003
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.660%(c)	06/25/34		719	717,560
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)
2.030%(c)	01/25/35		692	687,392
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
1.025%(c)	08/25/34		402	398,837
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.125%(c)	09/25/34		2,200	2,119,598
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	8,356	8,706,021
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,047	2,107,117
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		5,562	5,762,034
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	10/25/59		2,181	2,172,628

				30,416,676

Student Loans — 1.8%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	01/25/41		340	338,824
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		5,070	5,237,303
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		3,000	3,090,327
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		4,700	4,802,570
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		10,978	11,446,195
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		18,550	19,184,140
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		15,366	15,479,285
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,500	5,614,651

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,200	$7,460,677

				72,653,972

TOTAL ASSET-BACKED SECURITIES (cost $611,086,635)				607,098,449

BANK LOANS — 0.2%
Pharmaceuticals — 0.1%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.750%(c)	04/13/26	EUR	2,200	2,425,012

Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%
9.072%(c)	04/20/26^		862	776,121
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	583	589,721
Term B, 6 Month GBP LIBOR + 4.750%
5.475%(c)	02/06/25	GBP	792	909,346
Term B1, 6 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	1,748	1,830,720

				4,105,908

TOTAL BANK LOANS (cost $7,292,975)				6,530,920

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61		11,300	13,092,596
Series 2019-BN20, Class A2
2.758%	09/15/62		17,000	18,475,831
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.907%(c)	03/15/37		6,835	6,498,158
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		24,000	25,659,926
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51		7,550	8,551,400
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		27,500	27,903,582
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		9,000	9,789,867
Series 2019-CD08, Class A3
2.657%	08/15/57		25,000	26,730,457
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		19,000	19,918,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C07, Class A2
3.585%	12/10/54	13,656	$15,014,137
Series 2016-C07, Class A3
3.839%	12/10/54	14,766	16,480,231
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	7,236,906
Series 2015-GC27, Class A2
2.687%	02/10/48	601	601,149
Series 2015-GC31, Class A3
3.497%	06/10/48	22,271	24,187,063
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	10,726,168
Series 2019-GC41, Class A4
2.620%	08/10/56	10,000	10,758,103
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	7,069,693
Series 2014-CR20, Class A3
3.326%	11/10/47	17,000	18,028,702
Series 2014-UBS04, Class A3
3.430%	08/10/47	15,300	15,737,031
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,562,308
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,902,499
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,733,403
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,754,687
Series 2015-PC01, Class A5
3.902%	07/10/50	4,620	5,085,594
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,689,296
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	21,773	23,234,600
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	8,332,708
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	7,977,852
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,934,891
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.015%(cc)	11/25/25	10,404	11,371,938
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	9,750	10,999,891
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.498%(cc)	05/25/22	41,928	887,345
Series K021, Class X1, IO
1.548%(cc)	06/25/22	23,236	511,797
Series K024, Class X1, IO
0.932%(cc)	09/25/22	37,216	576,271

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K025, Class X1, IO
0.934%(cc)	10/25/22	30,041	$468,917
Series K052, Class X1, IO
0.792%(cc)	11/25/25	127,596	3,823,762
Series K055, Class X1, IO
1.498%(cc)	03/25/26	27,338	1,806,678
Series K070, Class A2
3.303%(cc)	11/25/27	8,700	10,028,888
Series K072, Class A2
3.444%	12/25/27	4,300	5,004,620
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	9,454,946
Series K077, Class A2
3.850%(cc)	05/25/28	17,965	21,418,687
Series K081, Class A2
3.900%(cc)	08/25/28	21,830	26,176,198
Series K089, Class A2
3.563%	01/25/29	7,500	8,887,017
Series K097, Class X1, IO
1.218%(cc)	07/25/29	49,981	4,223,630
Series Q001, Class XA, IO
2.206%(cc)	02/25/32	28,360	3,009,962
Series W5FX, Class AFX
3.336%(cc)	04/25/28	5,230	5,941,204
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	4,615	5,025,183
Series 2014-GC26, Class A4
3.364%	11/10/47	8,000	8,510,698
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	23,791,827
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,317	5,425,869
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,622,736
Series 2013-C09, Class A3
2.834%	05/15/46	11,944	12,298,507
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,501,150
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,821,579
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	4,600	4,866,686
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,297,213
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	13,417,866
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	11,009,872
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	4,111	4,201,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C06, Class A3
2.971%	04/10/46	12,184	$12,544,995
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,468	3,684,253
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,785,497
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,399,856
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	10,432,432
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,390,043
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	16,278,945
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	14,627,964
Series 2019-C52, Class A4
2.643%	08/15/52	6,400	6,861,852

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $701,451,002)			746,056,017

CORPORATE BONDS — 33.8%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	4,550	3,861,150
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	5,100	3,323,204
7.875%	04/15/27	4,690	3,062,086
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	2,995	3,527,725

			13,774,165

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	2,950	3,072,858
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	1,244	1,552,085

			4,624,943

Airlines — 0.4%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	3,376	3,162,955
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	843	769,182
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	7,770	7,575,331

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,945	$3,057,144
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		2,864	2,674,323

				17,238,935

Auto Manufacturers — 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
1.721%(c)	04/12/21		1,090	1,085,733
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		17,795	17,094,672
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		923	959,131
6.250%	10/02/43		3,650	3,839,610
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.170%(c)	04/09/21		1,260	1,249,099
Gtd. Notes
3.150%	06/30/22		12,500	12,703,498
3.550%	04/09/21		950	961,357
4.300%	07/13/25		2,587	2,712,406
Sr. Unsec’d. Notes
2.900%	02/26/25		775	772,359

				41,377,865

Auto Parts & Equipment — 0.2%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		725	749,782
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)	2,625	2,546,201
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	(a)	1,000	1,015,225
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		1,634	1,679,533

				5,990,741

Banks — 11.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23		1,000	986,262
Sr. Unsec’d. Notes
3.125%	02/23/23		3,600	3,746,495
3.848%	04/12/23		1,400	1,488,658
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(a)(rr)	1,490	1,648,984
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	10,890	10,759,564

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp., (continued))
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)	7,500	$6,703,784
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		3	3,151
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		1,346	1,433,415
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		7,195	7,936,330
3.824%(ff)	01/20/28		8,055	9,099,351
4.271%(ff)	07/23/29		1,010	1,188,428
Sub. Notes, MTN
4.450%	03/03/26		6,375	7,322,927
Sub. Notes, Series L, MTN
3.950%	04/21/25		8,575	9,490,373
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		5,480	6,421,288
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		6,530	6,673,939
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		7,590	8,035,904
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	2,575	2,430,918
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	4,975	4,863,698
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	3,315	3,518,706
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)	545	486,678
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		21,800	22,521,232
2.976%(ff)	11/05/30		9,855	10,467,290
3.668%(ff)	07/24/28		2,000	2,236,236
3.700%	01/12/26		1,940	2,167,726
3.887%(ff)	01/10/28		1,540	1,733,372
8.125%	07/15/39	(a)	945	1,635,867
Sub. Notes
4.600%	03/09/26		1,070	1,222,623
4.750%	05/18/46	(a)	3,835	4,850,626
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		6,015	6,093,425
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		1,700	1,740,086
3.800%	06/09/23		5,555	5,973,900
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22		10,250	10,413,731
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21		2,300	2,288,554
Sr. Unsec’d. Notes
4.250%	02/04/21		2,125	2,153,333

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany), (continued)
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,960	$4,012,035
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		2,700	2,827,488
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		5,855	6,205,579
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		6,780	6,983,343
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—	(rr)	7,490	6,851,859
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)	1,035	1,046,347
Sr. Unsec’d. Notes
3.500%	11/16/26		4,640	5,099,386
3.750%	02/25/26		1,290	1,443,414
3.850%	01/26/27		3,850	4,328,873
Sub. Notes
6.750%	10/01/37		1,600	2,315,607
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		980	1,058,297
4.292%(ff)	09/12/26		1,000	1,114,990
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		1,200	1,307,561
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—	(rr)	6,055	5,809,556
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—	(rr)	2,127	1,945,634
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	–	(rr)	7,950	7,481,250
Sr. Unsec’d. Notes
3.200%	06/15/26		5,930	6,578,940
3.509%(ff)	01/23/29		1,310	1,475,971
3.782%(ff)	02/01/28		5,075	5,738,769
3.964%(ff)	11/15/48		3,690	4,447,476
4.005%(ff)	04/23/29		23,820	27,518,213
4.500%	01/24/22		8,500	9,023,578
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		6,000	6,633,895
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	2,590	3,344,163
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		5,340	5,760,804
3.772%(ff)	01/24/29		3,610	4,108,265
3.875%	01/27/26		1,105	1,254,729
4.431%(ff)	01/23/30		21,270	25,334,132
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		8,155	8,994,785
3.591%(ff)	07/22/28		2,055	2,310,054

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley, (continued)
Sub. Notes, GMTN
4.350%	09/08/26		7,000	$8,060,160
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24		550	580,711
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		3,370	3,663,635
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		13,000	13,880,020
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		15,000	15,872,154
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		7,290	7,551,936
3.126%(ff)	08/13/30		7,740	8,351,472
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		44,500	45,970,454

				446,022,389

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		4,500	5,677,684
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		2,540	2,610,812

				8,288,496

Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		5,000	5,436,895
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		2,915	2,995,149

				8,432,044

Chemicals — 0.6%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		2,560	2,771,123
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25	(a)	5,000	4,778,032
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		1,950	2,287,315
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		250	263,750

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (continued)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,800	$1,674,892
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45		4,910	6,123,938
OCI NV (Netherlands),
Sr. Sec’d. Notes
3.125%	11/01/24	EUR	1,980	2,172,938
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		2,060	1,856,345
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Gtd. Notes
6.500%	10/01/26	EUR	3,200	3,631,414

				25,559,747

Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	5,766,701
7.000%	10/15/37		2,050	2,628,143
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		2,200	2,336,324
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,465,986
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,100	965,194
5.750%	07/15/27	EUR	5,100	4,532,922
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,955	3,027,890
5.250%	01/15/30		2,980	3,080,530
5.500%	05/15/27		520	538,264

				28,341,954

Computers — 0.3%
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25		12,575	12,983,207

Diversified Financial Services — 0.4%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,399,724
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	5,274,834
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	2,263,606
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		915	879,041
8.125%	07/15/23		1,190	1,220,261

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,100	$1,352,401

				16,389,867

Electric — 2.6%
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		2,300	2,878,266
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	3,600	3,638,018
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	1,655	1,671,245
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		6,000	5,865,974
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		1,750	2,126,551
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		2,300	2,840,132
6.450%	01/15/38		2,110	3,186,270
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		3,670	4,624,275
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24		8,945	9,416,731
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		2,030	2,371,709
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	(a)	1,385	1,701,860
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		1,965	1,969,120
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		5,450	5,211,377
7.125%	02/11/25		2,110	1,957,982
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	378,018
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		2,700	3,336,677
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		2,360	3,449,268
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		855	1,094,681
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		1,000	1,584,752

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30			3,560	$3,631,341
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28			2,385	2,697,789
Northern States Power Co.,
First Mortgage
3.600%	09/15/47			4,475	5,259,151
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	(a)		725	764,407
PECO Energy Co.,
First Mortgage
3.700%	09/15/47			660	782,085
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47			2,930	3,154,254
5.000%	03/15/44			1,500	1,797,586
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21			3,750	3,826,973
Public Service Co. of Colorado,
First Mortgage
3.200%	03/01/50	(a)		5,350	6,014,605
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41			1,125	1,261,376
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47			3,550	4,053,883
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41			1,025	1,170,274
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series L
3.850%	02/01/48			4,655	4,907,070
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			3,051	3,094,393
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49			4,445	4,808,838

					106,526,931

Electrical Components & Equipment — 0.2%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26		EUR	7,981	9,148,553

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			1,500	1,368,828
4.250%	10/31/26			1,516	1,433,618

					2,802,446

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26			3,450	$1,101,218
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes
4.750%	05/22/25		EUR	1,745	1,710,768

					2,811,986

Foods — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			2,430	2,462,264
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	(a)		550	563,419
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39			935	937,118
4.875%	10/01/49	(a)		6,035	6,248,127
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44			2,415	2,916,709
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24		EUR	2,360	2,638,203
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25			2,975	2,965,990

					18,731,830

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25			3,620	4,646,326

Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41			1,200	1,556,461
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44			235	270,703
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48			3,210	3,707,072
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30			2,325	2,386,044

					7,920,280

Healthcare-Products — 0.3%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	4,760	5,084,438
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	600	733,833
2.250%	03/07/39		EUR	805	1,015,073

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	$2,592,933
1.875%	10/01/49	EUR	1,525	1,632,872

				11,059,149

Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	3,196,714
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		2,505	2,696,484
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	10,667,182
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		890	890,399
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		8,500	9,372,641
5.000%	03/15/24		10,000	11,117,293
5.125%	06/15/39		2,250	2,618,338
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		4,000	4,008,781
3.200%	06/01/50		1,830	1,865,687
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		7,620	8,253,047
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	01/15/28	EUR	2,700	2,920,519
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,612,587
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		365	378,584
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26		1,765	1,981,473
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		6,540	6,469,587
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		3,360	4,363,614

				73,412,930

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		870	831,472

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (continued)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	$1,261,753
6.000%	09/01/23		2,000	2,055,495

				4,148,720

Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,473,568

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	1,873,352
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,451,057
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		15,250	17,854,615
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	2,861,552
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	852,188
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	288,606
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	2,048,598
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		890	1,139,498
6.850%	12/16/39		246	374,861

				29,744,327

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		4,500	4,469,592
3.500%	08/18/26		1,550	1,546,257
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		1,365	1,419,113
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,196,337

				8,631,299

Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	2,051,412

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30			1,840	$1,884,814
5.375%	06/01/29			1,000	1,054,930
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29			16,850	19,867,886
5.375%	05/01/47			1,210	1,428,563
6.384%	10/23/35			4,300	5,674,037
6.484%	10/23/45			1,000	1,335,420
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)		4,000	3,710,656
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50			1,900	2,151,228
3.750%	04/01/40			6,870	8,060,619
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			7,280	7,822,913
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26			2,295	1,675,726
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			2,030	2,390,564
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			2,200	2,273,768
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29		GBP	3,100	4,014,065

					63,345,189

Mining — 0.2%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			850	1,153,073
7.500%	07/27/35			1,700	2,371,747
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41			5,350	5,852,633

					9,377,453

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			3,495	3,518,366
2.200%	07/18/20	(a)		1,365	1,365,795
2.750%	01/06/23	(a)		970	1,015,149
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25			2,000	2,597,283

					8,496,593

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas — 2.2%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21			7,825	$7,236,113
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26			650	421,742
10.000%	04/01/22			400	343,875
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—	(rr)		8,590	8,724,035
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47			880	757,077
6.750%	11/15/39	(a)		1,980	1,943,068
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47			4,570	5,140,982
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34			489	545,845
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)		7,100	6,782,453
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			1,895	1,851,318
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22			2,238	2,361,173
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25			2,205	2,371,703
4.750%	04/19/27			500	542,168
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24			3,550	3,041,763
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26			2,620	2,450,538
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24			2,000	2,014,596
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36			7,000	2,968,519
6.450%	09/15/36			55	47,385
6.950%	07/01/24			3,110	3,045,422
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34			1,640	1,463,055
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	1,820	2,147,009
6.625%	01/16/34		GBP	2,520	3,181,331
7.375%	01/17/27			1,770	1,968,998
8.750%	05/23/26			680	803,180

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petrobras Global Finance BV (Brazil), (continued)
Gtd. Notes, 144A
5.093%	01/15/30			1,211	$1,205,764
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	1,500	1,421,073
5.500%	01/21/21	(a)		740	741,824
6.350%	02/12/48			2,644	1,962,838
6.500%	03/13/27			1,680	1,532,563
6.500%	01/23/29			1,100	962,070
Gtd. Notes, 144A
6.490%	01/23/27			5,091	4,644,866
6.840%	01/23/30			300	262,592
7.690%	01/23/50			621	514,517
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	2,150	2,094,360
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			1,000	754,716
5.000%	08/15/22			50	45,538
5.000%	03/15/23			1,950	1,663,195
Gtd. Notes, 144A
9.250%	02/01/26	(a)		2,150	1,935,563
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	(a)		5,580	5,691,416
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			440	371,738

					87,957,981

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41			3,935	4,569,772

Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			1,250	1,326,596

Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			3,640	4,024,384
4.500%	05/14/35			4,430	5,347,510
4.700%	05/14/45			5,155	6,424,094
Sr. Unsec’d. Notes, 144A
4.550%	03/15/35			7,332	8,878,429
4.875%	02/15/21			2,046	2,077,533
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)		500	471,144
5.250%	01/30/30	(a)		500	476,695
7.000%	01/15/28			595	613,540
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21			7,500	7,688,490

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/24	(a)		6,695	$7,366,319
4.125%	06/15/39	(a)		980	1,245,562
4.250%	10/26/49			2,060	2,712,917
4.625%	05/15/44			2,000	2,640,505
5.000%	08/15/45			1,190	1,657,002
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27			5,000	5,519,009
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29			12,250	13,513,671
4.100%	03/25/25			5,355	6,054,443
4.300%	03/25/28			5,650	6,605,500
4.780%	03/25/38			935	1,155,946
5.125%	07/20/45			1,875	2,419,156
5.300%	12/05/43			645	840,067
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28			710	457,950
Sec’d. Notes, 144A
9.500%	07/31/27	(a)		563	593,406
Mylan NV,
Gtd. Notes
5.250%	06/15/46			5,935	7,310,568
Nidda BondCo GmbH (Germany),
Gtd. Notes
5.000%	09/30/25		EUR	3,211	3,553,445
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27			281	288,126
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40			1,585	1,700,061
4.000%	06/22/50			2,930	3,133,249

					104,768,721

Pipelines — 1.4%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28			2,860	3,078,238
6.250%	04/15/49			5,080	5,413,057
Jr. Sub. Notes, Series G
7.125%(ff)	—	(rr)		3,195	2,741,295
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41			1,600	2,047,589
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50			7,505	7,591,532
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38			2,525	2,523,929
4.875%	06/01/25			5,275	5,886,799
5.200%	03/01/47			290	309,533

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	(a)		600	$618,439
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37			3,400	3,808,209
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49			6,410	5,970,827
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30			4,120	4,057,588
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48			340	275,990
5.450%	04/01/44	(a)		1,925	1,604,748
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21	(a)		2,100	2,168,388
4.850%	03/01/48			165	180,134
5.100%	09/15/45			3,500	3,826,953
5.400%	03/04/44			2,000	2,210,756

					54,314,004

Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26			3,300	3,272,325
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,000	4,766,913
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30			10,050	10,401,485

					18,440,723

Retail — 0.7%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24			2,000	1,867,132
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	(a)		8,614	10,003,337
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25		EUR	2,800	2,895,084
Sr. Sec’d. Notes, 144A
6.250%	10/30/25		EUR	5,600	6,118,122
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		4,175	3,948,605
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22			340	304,642

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,500	$2,427,963

				27,564,885

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,614,757

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		218	227,424
3.950%	08/08/56		1,032	1,331,267

				1,558,691

Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		30,375	31,821,403
3.800%	02/15/27		1,075	1,206,832
4.500%	03/09/48		729	848,748
5.150%	03/15/42		165	205,789
5.350%	09/01/40		456	573,239
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		2,970	2,865,247
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		9,000	10,112,380
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		850	899,193
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,500	2,145,463
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		2,779	2,911,856
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48		1,620	2,142,190

				55,732,340

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	891	942,237

Transportation — 0.2%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		323	380,243

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (continued)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	(a)	5,250	$5,499,465

				5,879,708

TOTAL CORPORATE BONDS (cost $1,312,224,443)				1,361,023,760

MUNICIPAL BONDS — 1.9%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		625	743,675

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		2,455	3,379,651

California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		4,890	8,434,467
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		4,900	6,731,669
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		1,475	2,216,645
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		3,170	5,148,428

				22,531,209

Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		2,970	4,422,865
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22		7,055	7,398,508
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33		1,050	1,065,487

				12,886,860

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43		2,200	3,215,234

Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41		400	632,996

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41		1,750	2,904,248

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)

New Jersey (continued)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	$1,826,618
Rutgers State University of New Jersey (The),
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	1,920	2,624,448

			7,355,314

New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	1,729,121
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	3,215,220
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,578,920

			7,523,261

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%
1.791%(c)	07/25/36	5,900	5,612,375

Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	4,165	6,311,516

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	755,140
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,975,770

			2,730,910

Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,601,991

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,502,207

TOTAL MUNICIPAL BONDS (cost $62,775,832)			76,027,199

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A,
Floor 0.000%) 0.375%(c)	03/27/36	2,745	2,689,527
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A,
Floor 0.130%) 0.315%(c)	02/27/37	1,646	1,588,792

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	05/27/36	764	$752,177
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.077%(c)	09/26/45	970	963,557
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	04/25/28	1,078	1,066,998
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	04/25/29	575	572,960
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	07/25/29	976	972,048
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	07/25/29	2,700	2,615,878
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	10/25/29	1,562	1,556,841
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	10/25/29	5,600	5,386,207
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30	2,780	2,780,486
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30	720	720,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%	09/15/21^	27,592	27,376,392
Central Park Funding Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.578%(c)	04/25/24	4,384	4,337,960
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	2,228	2,227,099
Series 2017-05, Class A3, 144A 4.000%(cc)	05/25/57	6,200	6,160,083
Series 2017-06, Class A1, 144A 3.015%(cc)	06/25/57	6,842	6,877,421
Series 2017-08, Class A1, 144A 3.000%(cc)	12/25/65	5,092	5,073,062
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.772%(cc)	09/25/47	1,193	1,078,864
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.335%(c)	09/25/31	5,205	5,139,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.529%(c)	09/25/45	239	$236,722
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	12/26/59^	12,992	12,957,532
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29	620	614,490
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	5,802	6,113,202
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA03, Class B1, 144A
—%(p)	06/25/50	565	565,000
Series 2020-DNA03, Class M2, 144A
—%(p)	06/25/50	2,080	2,080,000
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	11,332	11,153,735
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	15,493	15,606,727
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37	304	300,919
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37	2,500	2,433,838
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/26/36	2,453	2,400,040
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/26/36	2,025	1,909,377
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	383	377,730
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	2,046	2,044,735
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	9,407	9,368,052
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24	1,302	1,300,502
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	671	714,670

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MRA Issuance Trust,
Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.034%(c)	07/10/20^		30,600	$30,828,735
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28		70	69,435
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	07/25/29		111	111,264
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.835%(c)	06/25/57		1,396	1,377,331
Park Avenue Funding Trust,
Series 2020-02, Class PT, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	06/02/22		20,860	20,860,000
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	03/25/28		19	19,185
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.885%(c)	03/25/28		260	244,607
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	06/25/29		102	101,772

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $203,093,092)				203,725,405

SOVEREIGN BONDS — 4.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.875%	01/15/22	EUR	3,500	1,555,656
4.625%	01/11/23		4,270	1,783,237
6.875%	04/22/21		1,100	458,154
7.820%	12/31/33	EUR	2,104	1,018,160
7.820%	12/31/33	EUR	226	109,028
8.280%	12/31/33		932	421,139
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,272	2,295,625
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,985	1,999,603
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		755	745,667
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	3,280	3,578,445
4.750%	04/16/26	EUR	3,245	3,464,573
6.375%	04/11/31	EUR	3,565	3,712,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		3,310	$3,097,069
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,000	1,220,251
3.650%(cc)	02/24/24	EUR	1,100	1,374,600
3.650%(cc)	02/24/26	EUR	850	1,107,346
3.650%(cc)	02/24/31	EUR	1,690	2,349,210
3.650%(cc)	02/24/32	EUR	1,295	1,828,744
3.650%(cc)	02/24/35	EUR	1,000	1,475,497
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,178,776
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,899	2,021,516
1.450%	09/18/26	EUR	1,355	1,507,119
3.375%	07/30/25	EUR	1,700	2,072,296
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	2,645	3,035,290
3.750%	06/14/28	EUR	5,755	7,370,946
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		3,400	3,539,141
2.125%	04/13/21		200	202,477
2.625%	04/20/22		3,800	3,938,960
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,666,769
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,890	2,717,628
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		16,840	19,622,281
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,520	4,619,206
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		5,210	2,121,282
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	839,114
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		8,285	9,607,038
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	6,030	9,232,997
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		16,870	20,888,504
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	2,020	2,311,781
3.875%	10/29/35	EUR	800	970,985
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	770	934,573

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.125%	03/11/39		EUR	2,457	$3,041,301
4.375%	08/22/23			2,000	2,125,106
4.625%	04/03/49		EUR	500	643,719
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24			3,097	3,562,486
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21			6,000	6,075,255
2.500%	06/08/22			800	828,692
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20			460	462,279
7.750%	09/01/21			3,430	3,537,327
8.994%	02/01/24			510	548,380
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	4,605	4,455,670
7.750%	09/01/20			2,150	2,160,650
7.750%	09/01/22			1,550	1,615,852
8.994%	02/01/24			3,200	3,440,819
9.750%	11/01/28			1,600	1,828,811

TOTAL SOVEREIGN BONDS (cost $173,205,169)					169,320,005

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29			246	262,549
2.500%	03/01/30			1,174	1,250,918
3.000%	05/01/29			1,304	1,387,166
3.500%	09/01/42			712	774,181
4.000%	11/01/37			1,305	1,404,938
4.000%	09/01/40			4,643	5,071,143
4.000%	11/01/40			2,648	2,902,857
4.000%	12/01/40			2,194	2,407,228
4.000%	01/01/44			987	1,083,286
4.000%	01/01/44			1,005	1,102,973
4.000%	06/01/48			828	876,409
4.000%	07/01/48			9,745	10,321,236
4.500%	12/01/40			1,314	1,461,913
4.500%	07/01/41			2,406	2,678,886
4.500%	03/01/42			2,094	2,329,366
4.500%	06/01/44			1,985	2,196,432
6.250%	07/15/32	(k)		3,400	5,341,373
6.750%	09/15/29			4,060	6,110,149
6.750%	03/15/31	(k)		4,000	6,289,785
Federal Home Loan Mortgage Corp., MTN
2.559%(s)	12/14/29	(k)		2,400	2,140,222
Federal National Mortgage Assoc.
2.500%	TBA			36,000	37,446,004
2.500%	04/01/28			77	81,509
2.500%	06/01/28			971	1,033,938
2.500%	08/01/28			393	411,786
2.500%	09/01/28			531	557,274
3.000%	TBA			500	525,705
3.000%	02/01/31			1,972	2,073,267
3.000%	01/01/32			316	332,679
3.000%	07/01/43			239	255,079
3.000%	08/01/43			509	545,401

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/43		6,829	$7,312,053
3.000%	12/01/47		8,280	8,819,469
3.500%	04/01/32		2,317	2,444,116
3.500%	05/01/42		1,145	1,238,146
3.500%	05/01/42		1,186	1,297,069
3.500%	05/01/42		1,561	1,689,130
3.500%	07/01/42		6,116	6,619,366
3.500%	09/01/42		3,457	3,742,265
3.500%	09/01/42		18,267	19,772,834
3.500%	02/01/47		3,449	3,654,521
4.000%	09/01/40		2,114	2,310,839
4.000%	12/01/43		88	95,791
4.000%	07/01/47		6,863	7,450,085
4.000%	09/01/47		3,255	3,464,028
4.000%	10/01/47		7,399	8,179,343
4.000%	11/01/47		1,972	2,179,964
4.000%	10/01/48		592	627,341
4.000%	11/01/48		1,971	2,141,899
4.500%	05/01/39		2,121	2,357,525
4.500%	12/01/40		3,467	3,870,694
4.500%	06/01/48		5,400	5,809,260
4.500%	01/01/49		2,468	2,649,012
6.250%	05/15/29	(k)	4,310	6,243,033
6.625%	11/15/30	(k)	1,485	2,296,944
7.125%	01/15/30	(k)	1,440	2,244,312
Freddie Mac Strips Coupon
3.221%(s)	07/15/32		1,000	806,048
Government National Mortgage Assoc.
2.500%	TBA		22,000	23,101,719
3.500%	09/15/41		260	277,910
3.500%	11/15/41		4	4,639
3.500%	11/15/41		112	120,019
3.500%	01/15/42		24	25,754
3.500%	02/15/42		193	206,564
3.500%	03/15/42		11	11,339
3.500%	03/15/42		675	721,130
3.500%	05/15/42		178	189,989
3.500%	06/15/42		105	112,114
3.500%	07/15/42		29	30,616
3.500%	07/15/42		140	149,287
3.500%	07/15/42		274	292,541
3.500%	07/15/42		354	378,013
3.500%	08/15/42		18	19,743
3.500%	01/15/43		120	128,640
3.500%	02/15/43		198	209,941
3.500%	04/15/43		497	529,156
3.500%	05/15/43		10	10,871
3.500%	05/15/43		15	16,026
3.500%	05/15/43		35	37,483
3.500%	05/15/43		64	69,758
3.500%	05/20/43		5,110	5,562,768
3.500%	07/15/43		385	422,528
3.500%	10/15/43		38	42,021
3.500%	11/15/43		18	19,263
3.500%	12/15/43		486	533,705
3.500%	01/15/44		137	145,772
3.500%	08/20/48		12,181	12,912,918
3.500%	09/20/48	(k)	21,356	22,646,494

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/20/40		761	$839,906
4.000%	10/20/40		713	786,440
4.000%	02/20/41		924	1,018,132
4.000%	12/20/46		4,123	4,437,915
4.000%	07/20/47		470	505,767
4.000%	12/20/47		2,397	2,567,790
4.000%	01/20/48		16,565	17,755,086
4.500%	05/20/40		2,225	2,442,966
4.500%	12/20/40		2,144	2,353,730
4.500%	11/20/46		681	745,047
4.500%	08/20/48		4,754	5,086,125
Tennessee Valley Authority Generic Strip, Bonds
2.705%(s)	09/15/30		2,730	2,311,150
2.897%(s)	03/15/33		600	480,520

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $306,949,925)				320,230,034

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	6,115	6,998,809
2.250%	08/15/49	(h)(k)	5,545	6,663,530
2.875%	05/15/43	(a)	3,380	4,413,012
3.000%	11/15/45		2,780	3,745,616
3.125%	02/15/43	(a)(h)	40,480	54,863,050
3.375%	05/15/44	(a)	3,300	4,665,891
3.625%	08/15/43	(a)	30,985	45,242,941
3.625%	02/15/44	(a)	5,575	8,158,664
3.750%	11/15/43	(a)	6,105	9,084,049
U.S. Treasury Notes
0.375%	03/31/22		5,000	5,018,555
1.625%	09/30/26		16,535	17,750,581
2.000%	08/15/25		32,280	35,046,497
2.125%	05/15/25	(a)	52,000	56,610,938
2.250%	11/15/25	(a)(k)	148,695	163,808,453
2.250%	11/15/27	(k)	4,600	5,178,594
2.625%	03/31/25	(k)	2,225	2,471,141
3.125%	11/15/28	(a)	83,745	101,200,598
U.S. Treasury Principal Strips
2.035%(s)	11/15/44	(k)	8,305	5,804,741
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	(a)	40,000	29,779,688
2.089%(s)	11/15/35		350	295,203

TOTAL U.S. TREASURY OBLIGATIONS (cost $562,659,330)				566,800,551

			Shares

COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $1,279,096)			64,148	159,536

TOTAL LONG-TERM INVESTMENTS (cost $3,942,017,499)				4,056,971,876

	Shares	Value

SHORT-TERM INVESTMENTS — 12.6%

AFFILIATED MUTUAL FUNDS — 12.6%
PGIM Core Ultra Short Bond Fund(w)	665,003	$665,003
PGIM Institutional Money Market Fund (cost $506,837,017; includes $506,648,288 of cash collateral for securities on loan)(b)(w)	507,101,279	507,101,279

TOTAL AFFILIATED MUTUAL FUNDS (cost $507,502,020)		507,766,282

OPTIONS PURCHASED*~ — 0.0% (cost $26,602)		1,407,958

TOTAL SHORT-TERM INVESTMENTS (cost $507,528,622)		509,174,240

TOTAL INVESTMENTS — 113.3% (cost $4,449,546,121)		4,566,146,116
Liabilities in excess of other assets(z) — (13.3)%		(535,682,902)

NET ASSETS — 100.0%		$4,030,463,214

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $71,636,931 and 1.8% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $495,990,010; cash collateral of $506,648,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	$103,927
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	239,172
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	475,732
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	498,862
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	90,265

Total Options Purchased (cost $26,602)							$1,407,958

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
340	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$53,544,689	$243,975
340	20 Year U.S. Treasury Bonds	Sep. 2020	60,711,250	758,780
1,726	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	376,537,688	(19,053)

				983,702

Short Positions:
2,446	2 Year U.S. Treasury Notes	Sep. 2020	540,145,596	(234,393)
110	5 Year Euro-Bobl	Sep. 2020	16,681,503	(79,866)
568	5 Year U.S. Treasury Notes	Sep. 2020	71,421,564	(160,456)
154	10 Year Euro-Bund	Sep. 2020	30,541,314	(263,429)
3,580	10 Year U.S. Treasury Notes	Sep. 2020	498,235,330	(1,796,541)
140	Euro Schatz Index	Sep. 2020	17,638,501	(10,663)

				(2,545,348)

				$(1,561,646)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	12,418	$15,503,627	$15,387,077	$—	$(116,550)
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	114,484	129,155,947	128,627,686	—	(528,261)
Expiring 07/02/20	Barclays Bank PLC	EUR	355	400,000	398,457	—	(1,543)

				$145,059,574	$144,413,220	—	(646,354)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Barclays Bank PLC	GBP	12,418	$15,119,296	$15,387,077	$—	$(267,781)

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound (continued),
Expiring 08/04/20	Citibank, N.A.	GBP	12,418	$15,506,372	$15,390,433	$115,939	$—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	GBP	1,403	1,734,039	1,739,028	—	(4,989)
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	3,871	4,250,000	4,348,816	—	(98,816)
Expiring 07/02/20	Citibank, N.A.	EUR	2,434	2,755,543	2,735,210	20,333	—
Expiring 07/02/20	Citibank, N.A.	EUR	2,133	2,394,944	2,396,853	—	(1,909)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	106,400	116,141,984	119,545,263	—	(3,403,279)
Expiring 08/04/20	Bank of America, N.A.	EUR	114,484	129,249,594	128,722,675	526,919	—

				$287,151,772	$290,265,355	663,191	(3,776,774)

						$663,191	$(4,423,128)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Government of Malaysia	12/20/23	1.000%(Q)	4,500	0.503%	$78,679	$(3,208)	$81,887	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	15,000	0.310%	364,343	(10,693)	375,036	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	22,500	2.089%	(820,318)	(16,039)	(804,279)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	4,500	0.597%	64,036	(3,208)	67,244	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	6,000	1.184%	(36,380)	(4,277)	(32,103)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	6,000	0.948%	12,238	(4,277)	16,515	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	4,500	0.842%	25,737	(3,208)	28,945	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	4,500	0.663%	53,673	(3,208)	56,881	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	4,500	0.451%	86,992	(3,208)	90,200	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	13,500	2.666%	(744,104)	(9,623)	(734,481)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	22,500	4.654%	(2,604,627)	(16,039)	(2,588,588)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	13,500	0.830%	82,783	(9,623)	92,406	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	19,500	1.171%	(109,875)	(13,901)	(95,974)	Barclays Bank PLC

					$(3,546,823)	$(100,512)	$(3,446,311)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	141,000	$3,738,978	$(29,292)	$3,768,270	Barclays Bank PLC

**

The Portfolio entered into multiple credit default swap agreements in a package trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which compromise the index. The upfront premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the index exposure will be reduced by an amount proportionate to the terminated swap(s).

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	29,400	*	$(291,799)	$—	$(291,799)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,710	$1,443	$7,464	$(6,021)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	1,422	18,639	(17,217)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	477	6,999	(6,522)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	477	6,427	(5,950)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	477	2,320	(1,843)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	245	1,265	(1,020)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	400	7,340	3,018	4,322	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	355	6,514	2,237	4,277	Citibank, N.A.

				$18,395	$48,369	$(29,974)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	13,800	2.453%	$(285,610)	$110,426	$(396,036)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,300	1.001%	280	(89,219)	89,499	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	7,000	1.239%	(63,238)	(427,378)	364,140	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	1.239%	(18,068)	(328,166)	310,098	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,000	1.364%	(31,063)	(358,730)	327,667	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	970	1.552%	(27,696)	(142,712)	115,016	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	3,000	1.626%	(105,175)	(399,706)	294,531	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,045	0.889%	4,833	3,851	982	Morgan Stanley & Co. International PLC
								Credit Suisse
Petroleos Mexicanos	06/20/23	1.000%(Q)	3,955	5.232%	(454,338)	(79,242)	(375,096)	International
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	5.232%	(163,699)	(55,272)	(108,427)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	5.232%	(161,402)	(65,417)	(95,985)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(53,992)	(22,426)	(31,566)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(53,992)	(22,019)	(31,973)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(53,992)	(18,316)	(35,676)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	5.232%	(27,571)	(9,304)	(18,267)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	5.566%	(70,499)	(34,163)	(36,336)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	5.566%	(62,568)	(29,967)	(32,601)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	2.854%	(103,324)	(16,207)	(87,117)	Citibank, N.A.

					$(1,731,114)	$(1,983,967)	$252,853

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	62,200	$(587,776)	$382,032	$969,808

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
iTraxx Europe Series 33.V1	06/20/25	1.000%(Q)	EUR	102,000	0.664%	$826,119	$1,942,577	$1,116,458

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2)^:
CDX.BEIJING 1Y 30%—100%	12/20/20	0.000%	32,129	*	$(10,050)	$(8,818)	$(1,232)	Citibank, N.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	12,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(57)	$305,688	$305,745
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	263,376	263,376
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	185,303	185,303
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	215,172	215,172
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	139,002	139,002
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	74	87,404	87,330
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	253,663	253,663
CNH	56,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(44)	206,720	206,764
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(119)	184,583	184,702
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	138,641	138,641
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	90,919	90,919
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	67,440	67,440
EUR	7,985	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,797)	(17,759)	(10,962)
EUR	2,665	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,693)	(16,865)	(15,172)
EUR	12,145	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(68,266)	(182,117)	(113,851)
EUR	1,680	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(17,524)	(44,548)	(27,024)
EUR	10,015	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(58,876)	(350,474)	(291,598)
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(259,550)	(174,858)
GBP	1,060	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(7,722)	(9,620)	(1,898)
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(157,414)	(53,758)
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(189,020)	(189,020)
GBP	4,490	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(350,312)	(507,075)	(156,763)
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	23,246	23,246
HUF	3,333,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	372,038	372,038
HUF	936,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	160,276	160,276
JPY	3,452,700	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(4,320)	(4,320)
NZD	4,600	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	244,798	244,798
	65,880	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(3,744)	(3,744)
	16,553	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(60,508)	(60,508)
	39,470	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	779,509	779,509
	67,640	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(415,849)	(415,849)
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(371,566)	(371,566)
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	(689,076)	(689,203)
	6,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(675,762)	(675,762)
	4,604	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	53,581	181,051	127,470
	1,906	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	54,354	54,354
	7,050	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(627,226)	(627,226)
	17,348	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(265,368)	(2,414,366)	(2,148,998)
ZAR	58,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,637)	164,663	167,300
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(23,992)	220,930	244,922
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,159	140,411	139,252
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(431)	196,662	197,093
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(298)	138,758	139,056
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(156)	72,953	73,109
ZAR	15,700	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(70)	122,902	122,972
ZAR	36,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(754)	395,605	396,359
ZAR	18,200	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,120)	24,549	25,669

					$(939,643)	$(1,566,243)	$(626,600)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	1,789	$1,484	$(3,454)	$4,938

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$162,646	$(2,240,320)	$6,092,854	$(5,836,109)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$29,641,435

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$68,992,400	$—
Collateralized Loan Obligations	—	355,748,816	—
Consumer Loans	—	30,979,030	—
Credit Cards	—	8,177,845	—
Equipment	—	7,306,066	—
Home Equity Loans	—	11,466,804	—
Manufactured Housing	—	6,912,540	—
Other	—	14,444,300	—
Residential Mortgage-Backed Securities	—	30,416,676	—
Student Loans	—	72,653,972	—
Bank Loans	—	5,754,799	776,121
Commercial Mortgage-Backed Securities	—	746,056,017	—
Corporate Bonds	—	1,361,023,760	—
Municipal Bonds	—	76,027,199	—
Residential Mortgage-Backed Securities	—	132,562,746	71,162,659
Sovereign Bonds	—	169,320,005	—
U.S. Government Agency Obligations	—	320,230,034	—
U.S. Treasury Obligations	—	566,800,551	—

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stock	$159,536	$—	$—
Affiliated Mutual Funds	507,766,282	—	—
Options Purchased	—	1,407,958	—

Total	$507,925,818	$3,986,281,518	$71,938,780

Other Financial Instruments*
Assets
Futures Contracts	$1,002,755	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	663,191	—
OTC Packaged Credit Default Swap Agreements	—	4,507,459	—
Centrally Cleared Credit Default Swap Agreements	—	2,086,266	—
OTC Credit Default Swap Agreements	—	23,508	—
Centrally Cleared Interest Rate Swap Agreements	—	5,405,480	—
OTC Total Return Swap Agreement	—	1,484	—

Total	$1,002,755	$12,687,388	$—

Liabilities
Futures Contracts	$(2,564,401)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,423,128)	—
OTC Packaged Credit Default Swap Agreements	—	(4,315,304)	—
OTC Credit Default Swap Agreements	—	(1,736,227)	(301,849)
Centrally Cleared Interest Rate Swap Agreements	—	(6,032,080)	—

Total	$(2,564,401)	$(16,506,739)	$(301,849)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage- Backed Securities	OTC Credit Default Swap Agreements
Balance as of 12/31/19	$1,639,684	$47,410,623	$2,647
Realized gain (loss)	678	—	—
Change in unrealized appreciation (depreciation)	(36,447)	8,595	(301,430)
Purchases/Exchanges/Issuances	—	22,563,304	—
Sales/Paydowns	(174,125)	(29,390,686)	—
Accrued discount/premium	526	—	—
Transfers into Level 3	—	30,570,823	(3,066)
Transfers out of Level 3	(654,195)	—	—

Balance as of 06/30/20	$776,121	$71,162,659	$(301,849)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(36,447)	$8,595	$(301,430)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$776,121	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	71,162,659	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	(301,849)	Market Approach	Single Broker Indicative Quote

	$71,636,931

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$654,195	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Residential Mortgage-Backed Securities	$30,570,823	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
OTC Credit Default Swap Agreements	$3,066	L2 to L3	Vendor Pricing to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Commercial Mortgage-Backed Securities	18.5%
U.S. Treasury Obligations	14.1
Affiliated Mutual Funds (12.6% represents investments purchased with collateral from securities on loan)	12.6
Banks	11.1
Collateralized Loan Obligations	8.8
U.S. Government Agency Obligations	7.9
Residential Mortgage-Backed Securities	5.7
Sovereign Bonds	4.2
Pharmaceuticals	2.7
Electric	2.6
Oil & Gas	2.2
Municipal Bonds	1.9
Healthcare-Services	1.8
Student Loans	1.8
Automobiles	1.7
Media	1.6
Telecommunications	1.4
Pipelines	1.4
Auto Manufacturers	1.0
Retail	0.8
Consumer Loans	0.8
Insurance	0.7
Commercial Services	0.7
Chemicals	0.6
Foods	0.5
Real Estate Investment Trusts (REITs)	0.5
Airlines	0.4
Diversified Financial Services	0.4
Other	0.4
Aerospace & Defense	0.3
Computers	0.3
Home Equity Loans	0.3

Healthcare-Products	0.3%
Mining	0.2
Electrical Components & Equipment	0.2
Lodging	0.2
Multi-National	0.2
Building Materials	0.2
Beverages	0.2
Credit Cards	0.2
Gas	0.2
Equipment	0.2
Manufactured Housing	0.2
Auto Parts & Equipment	0.2
Transportation	0.2
Forest Products & Paper	0.1
Agriculture	0.1
Oil & Gas Services	0.1
Home Builders	0.1
Savings & Loans	0.1
Entertainment	0.1
Engineering & Construction	0.1
Household Products/Wares	0.1
Machinery-Diversified	0.1
Software	0.0	*
Options Purchased	0.0	*
Packaging & Containers	0.0	*
Textiles	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	113.3
Liabilities in excess of other assets	(13.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker —variation margin swaps	$2,086,266	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	162,646		Premiums received for OTC swap agreements	2,236,866
Credit contracts	Unrealized appreciation on OTC swap agreements	6,087,916		Unrealized depreciation on OTC swap agreements	5,836,109
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	663,191		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,423,128
Interest rate contracts	Due from/to broker-variation margin futures	1,002,755		Due from/to broker-variation margin futures	2,564,401	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,405,480	*	Due from/to broker-variation margin swaps	6,032,080	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	3,454
Interest rate contracts	Unaffiliated investments	1,407,958		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,938		—	—

		$16,821,150			$21,096,038

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(12,601,840)	$—	$—	$(4,039,082)
Foreign exchange contracts	—	—	4,299,189	—
Interest rate contracts	—	87,192,378	—	(65,475,858)

Total	$(12,601,840)	$87,192,378	$4,299,189	$(69,514,940)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$588,562
Foreign exchange contracts	—	—	(1,126,688)	—
Interest rate contracts	741,932	10,569,772	—	25,931,467

Total	$741,932	$10,569,772	$(1,126,688)	$26,520,029

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$26,602	$37,700,000	$879,013,066	$933,246,695	$116,001,276

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$264,372,162	$932,957,192	$223,868,333

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$374,052,325	$1,902,304

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$495,990,010	$(495,990,010)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,966,127	$(1,067,009)	$899,118	$(853,136)	$45,982
Barclays Bank PLC	5,081,674	(4,982,719)	98,955	—	98,955
Citibank, N.A.	904,937	(1,864,592)	(959,655)	959,655	—
Citigroup Global Markets, Inc.	—	(291,799)	(291,799)	291,799	—
Credit Suisse International	4,938	(457,792)	(452,854)	452,854	—
JPMorgan Chase Bank, N.A.	364,140	(3,835,646)	(3,471,506)	3,434,875	(36,631)
Morgan Stanley & Co. International PLC	4,833	—	4,833	—	4,833

	$8,326,649	$(12,499,557)	$(4,172,908)	$4,286,047	$113,139

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $495,990,010:
Unaffiliated investments (cost $3,942,044,101)	$4,058,379,834
Affiliated investments (cost $507,502,020)	507,766,282
Cash segregated for counterparty — OTC	990,000
Foreign currency, at value (cost $760,087)	758,255
Receivable for investments sold	123,872,875
Dividends and interest receivable	25,325,145
Receivable for Portfolio shares sold	10,876,092
Unrealized appreciation on OTC swap agreements	6,092,854
Unrealized appreciation on OTC forward foreign currency exchange contracts	663,191
Due from broker-variation margin swaps	331,256
Premiums paid for OTC swap agreements	162,646
Tax reclaim receivable	8,899
Prepaid expenses and other assets	38,394

Total Assets	4,735,265,723

LIABILITIES
Payable to broker for collateral for securities on loan	506,648,288
Payable for investments purchased	176,191,163
Payable for Portfolio shares repurchased	6,855,514
Unrealized depreciation on OTC swap agreements	5,836,109
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,423,128
Premiums received for OTC swap agreements	2,240,320
Due to broker-variation margin futures	1,418,012
Management fee payable	627,906
Accrued expenses and other liabilities	388,554
Distribution fee payable	164,238
Payable to affiliate	8,899
Affiliated transfer agent fee payable	378

Total Liabilities	704,802,509

NET ASSETS	$4,030,463,214

Net assets were comprised of:
Partners’ Equity	$4,030,463,214

Net asset value and redemption price per share, $4,030,463,214 / 293,471,047 outstanding shares of beneficial interest	$13.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $112 foreign withholding tax)	$61,142,149
Affiliated dividend income	555,222
Income from securities lending, net (including affiliated income of $348,972)	361,884
Unaffiliated dividend income (net of $2,618 foreign withholding tax)	16,980

Total income	62,076,235

EXPENSES
Management fee	9,128,905
Distribution fee	4,917,368
Custodian and accounting fees	171,699
Trustees’ fees	31,144
Audit fee	26,008
Legal fees and expenses	12,928
Shareholders’ reports	7,545
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	31,639

Total expenses	14,330,696

NET INVESTMENT INCOME (LOSS)	47,745,539

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(66,402))	(36,607,133)
Futures transactions	87,192,378
Forward currency contract transactions	4,299,189
Options written transactions	(12,601,840)
Swap agreements transactions	(69,514,940)
Foreign currency transactions	(573,347)

(27,805,693)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $251,982)	17,176,126
Futures	10,569,772
Forward currency contracts	(1,126,688)
Swap agreements	26,520,029
Foreign currencies	(401,864)

52,737,375

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	24,931,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,677,221

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,745,539	$99,167,662
Net realized gain (loss) on investment and foreign currency transactions	(27,805,693)	134,107,779
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	52,737,375	62,171,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,677,221	295,447,064

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [82,607,436 and 136,548,826 shares, respectively]	1,095,875,450	1,785,134,024
Portfolio shares repurchased [110,098,721 and 42,329,591 shares, respectively]	(1,436,154,471)	(549,784,708)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(340,279,021)	1,235,349,316

CAPITAL CONTRIBUTIONS	—	155

TOTAL INCREASE (DECREASE)	(267,601,800)	1,530,796,535
NET ASSETS:
Beginning of period	4,298,065,014	2,767,268,479

End of period	$4,030,463,214	$4,298,065,014

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 124.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.(u)	17,700	$2,645,442
Huntington Ingalls Industries, Inc.(u)	13,500	2,355,615
Lockheed Martin Corp.(u)	8,100	2,955,852
Northrop Grumman Corp.(u)	9,800	3,012,912
Raytheon Technologies Corp.	24,804	1,528,422
Vectrus, Inc.*	10,700	525,691

		13,023,934

Airlines — 0.4%
Mesa Air Group, Inc.*	54,000	185,760
SkyWest, Inc.	45,500	1,484,210

		1,669,970

Auto Components — 0.5%
Adient PLC*(u)	126,700	2,080,414

Automobiles — 0.6%
General Motors Co.(u)	108,500	2,745,050

Banks — 3.4%
Associated Banc-Corp.	127,800	1,748,304
Bancorp, Inc. (The)*	74,200	727,160
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	17,800	434,142
BankUnited, Inc.(u)	103,100	2,087,775
Citigroup, Inc.(u)	68,540	3,502,394
Customers Bancorp, Inc.*	56,600	680,332
FNB Corp.	48,000	360,000
Midland States Bancorp, Inc.	8,800	131,560
OFG Bancorp (Puerto Rico)	37,800	505,386
PacWest Bancorp(u)	110,100	2,170,071
Popular, Inc. (Puerto Rico)	21,600	802,872
Simmons First National Corp. (Class A Stock)	77,800	1,331,158
TriState Capital Holdings, Inc.*	29,900	469,729
Wells Fargo & Co.	14,400	368,640

		15,319,523

Beverages — 1.4%
Coca-Cola Co. (The)	32,100	1,434,228
Keurig Dr. Pepper, Inc.(u)	68,600	1,948,240
Monster Beverage Corp.*(u)	37,200	2,578,704
PepsiCo, Inc.	3,400	449,684

		6,410,856

Biotechnology — 6.7%
AbbVie, Inc.(u)	41,839	4,107,753
Alexion Pharmaceuticals, Inc.*(u)	21,300	2,390,712
Amgen, Inc.(u)	19,300	4,552,098
Biogen, Inc.*(u)	10,900	2,916,295
Eagle Pharmaceuticals, Inc.*	6,700	321,466
Exelixis, Inc.*	84,200	1,998,908
Gilead Sciences, Inc.(u)	50,200	3,862,388
Neurocrine Biosciences, Inc.*(u)	20,700	2,525,400
Regeneron Pharmaceuticals, Inc.*(u)	5,300	3,305,345
Vanda Pharmaceuticals, Inc.*	73,500	840,840
Vertex Pharmaceuticals, Inc.*(u)	12,500	3,628,875

		30,450,080

COMMON STOCKS (continued)	Shares	Value
Building Products — 1.3%
American Woodmark Corp.*	11,600	$877,540
Johnson Controls International PLC	8,400	286,776
Masco Corp.	49,800	2,500,458
UFP Industries, Inc.(u)	46,300	2,292,313

		5,957,087

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	10,800	805,248
Ameriprise Financial, Inc.(u)	18,400	2,760,736
Evercore, Inc. (Class A Stock)(u)	32,000	1,885,440
Federated Hermes, Inc.	62,100	1,471,770
LPL Financial Holdings, Inc.(u)	31,300	2,453,920
SEI Investments Co.	19,200	1,055,616
Stifel Financial Corp.	34,800	1,650,564
Virtus Investment Partners, Inc.	7,100	825,659

		12,908,953

Chemicals — 2.7%
Corteva, Inc.(u)	96,700	2,590,593
Eastman Chemical Co.	13,200	919,248
Huntsman Corp.	86,600	1,556,202
Linde PLC (United Kingdom)	5,400	1,145,394
LyondellBasell Industries NV (Class A Stock)(u)	36,700	2,411,924
Minerals Technologies, Inc.	6,100	286,273
Orion Engineered Carbons SA (Luxembourg)	25,800	273,222
PolyOne Corp.	10,000	262,300
PPG Industries, Inc.	15,500	1,643,930
Stepan Co.	10,100	980,710

		12,069,796

Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	35,400	251,340
Deluxe Corp.	6,400	150,656
HNI Corp.	23,500	718,395
Interface, Inc.	62,200	506,308
SP Plus Corp.*	13,300	275,443

		1,902,142

Communications Equipment — 1.6%
Calix, Inc.*	87,100	1,297,790
Ciena Corp.*	23,800	1,289,008
Cisco Systems, Inc.(u)	100,800	4,701,312
NetScout Systems, Inc.*	6,300	161,028

		7,449,138

Construction & Engineering — 0.3%
EMCOR Group, Inc.	21,200	1,402,168

Consumer Finance — 0.2%
Discover Financial Services	6,900	345,621
OneMain Holdings, Inc.	31,200	765,648

		1,111,269

Distributors — 0.4%
LKQ Corp.*(u)	78,000	2,043,600

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	15,500	$2,766,905

Diversified Telecommunication Services — 2.4%
AT&T, Inc.(u)	164,800	4,981,904
CenturyLink, Inc.	15,800	158,474
Verizon Communications, Inc.(u)	103,400	5,700,442

		10,840,820

Electric Utilities — 1.2%
Exelon Corp.(u)	60,500	2,195,545
NRG Energy, Inc.(u)	63,400	2,064,304
PG&E Corp.*	24,900	220,863
PPL Corp.	39,900	1,031,016

		5,511,728

Electrical Equipment — 1.2%
Acuity Brands, Inc.	24,200	2,316,908
Atkore International Group, Inc.*(u)	78,900	2,157,915
AZZ, Inc.	8,600	295,152
Encore Wire Corp.	5,300	258,746
nVent Electric PLC	24,500	458,885

		5,487,606

Electronic Equipment, Instruments & Components — 0.7%
Jabil, Inc.	46,000	1,475,680
Methode Electronics, Inc.	22,300	697,098
PC Connection, Inc.	12,400	574,864
ScanSource, Inc.*	14,300	344,487

		3,092,129

Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)	94,600	647,064

Entertainment — 3.4%
Activision Blizzard, Inc.(u)	40,500	3,073,950
Electronic Arts, Inc.*(u)	20,800	2,746,640
Lions Gate Entertainment Corp. (Class B Stock)*	151,800	1,036,794
Netflix, Inc.*(u)	7,600	3,458,304
Spotify Technology SA*(u)	14,100	3,640,479
Zynga, Inc. (Class A Stock)*	149,500	1,426,230

		15,382,397

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	3,300	853,182
Apple Hospitality REIT, Inc.	68,600	662,676
Brixmor Property Group, Inc.	30,300	388,446
CatchMark Timber Trust, Inc. (Class A Stock)	27,400	242,490
Columbia Property Trust, Inc.	110,600	1,453,284
CoreCivic, Inc.	122,000	1,141,920
Equinix, Inc.	1,200	842,760
Franklin Street Properties Corp.	37,200	189,348
Gaming & Leisure Properties, Inc.(u)	71,100	2,460,060
GEO Group, Inc. (The)	81,250	961,188
Retail Properties of America, Inc. (Class A Stock)	81,200	594,384
Service Properties Trust	67,700	479,993
SITE Centers Corp.	204,900	1,659,690

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc.	8,200	$285,852
WP Carey, Inc.	3,400	230,010
Xenia Hotels & Resorts, Inc.	109,600	1,022,568

		13,467,851

Food & Staples Retailing — 2.2%
Kroger Co. (The)(u)	78,700	2,663,995
Walgreens Boots Alliance, Inc.(u)	66,000	2,797,740
Walmart, Inc.(u)	37,700	4,515,706

		9,977,441

Food Products — 1.2%
Archer-Daniels-Midland Co.	4,900	195,510
Bunge Ltd.	45,200	1,859,076
Kraft Heinz Co. (The)	28,700	915,243
Pilgrim’s Pride Corp.*(u)	134,800	2,276,772

		5,246,601

Gas Utilities — 0.4%
UGI Corp.(u)	62,500	1,987,500

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	28,800	2,633,184
AngioDynamics, Inc.*	65,200	663,084
Baxter International, Inc.(u)	27,800	2,393,580
Edwards Lifesciences Corp.*(u)	42,300	2,923,353
Lantheus Holdings, Inc.*	27,400	391,820
Medtronic PLC(u)	34,000	3,117,800
Meridian Bioscience, Inc.*	57,600	1,341,504
Natus Medical, Inc.*	41,100	896,802
Quidel Corp.*(u)	12,700	2,841,498
ResMed, Inc.	8,200	1,574,400
STERIS PLC	11,100	1,703,184
Teleflex, Inc.	1,300	473,174
West Pharmaceutical Services, Inc.	11,400	2,589,738

		23,543,121

Health Care Providers & Services — 4.7%
Anthem, Inc.(u)	12,500	3,287,250
Cigna Corp.(u)	17,600	3,302,640
CVS Health Corp.(u)	48,600	3,157,542
DaVita, Inc.*(u)	24,400	1,931,016
Humana, Inc.(u)	7,200	2,791,800
UnitedHealth Group, Inc.(u)	19,700	5,810,515
Universal Health Services, Inc. (Class B Stock)	10,400	966,056

		21,246,819

Health Care Technology — 0.7%
NextGen Healthcare, Inc.*	24,600	270,108
Veeva Systems, Inc. (Class A Stock)*(u)	12,200	2,859,924

		3,130,032

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	29,600	710,400
Domino’s Pizza, Inc.	1,700	628,048
Extended Stay America, Inc., UTS	59,600	666,924
Las Vegas Sands Corp.	8,200	373,428

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.(u)	12,300	$2,268,981
Wyndham Hotels & Resorts, Inc.	5,400	230,148

		4,877,929

Household Durables — 0.6%
Cavco Industries, Inc.*(u)	12,300	2,372,055
M/I Homes, Inc.*	8,000	275,520

		2,647,575

Household Products — 2.0%
Colgate-Palmolive Co.	18,900	1,384,614
Kimberly-Clark Corp.(u)	15,000	2,120,250
Procter & Gamble Co. (The)(u)	48,700	5,823,059

		9,327,923

Independent Power & Renewable Electricity Producers — 0.4%
Vistra Energy Corp.(u)	97,100	1,808,002

Industrial Conglomerates — 0.3%
3M Co.	5,600	873,544
Honeywell International, Inc.	4,500	650,655

		1,524,199

Insurance — 1.9%
Aflac, Inc.	17,900	644,937
Allstate Corp. (The)	17,700	1,716,723
American Financial Group, Inc.	6,500	412,490
Athene Holding Ltd. (Class A Stock)*	23,300	726,727
Lincoln National Corp.(u)	35,500	1,306,045
MetLife, Inc.(u)	70,000	2,556,400
Old Republic International Corp.	48,000	782,880
Universal Insurance Holdings, Inc.	22,500	399,375

		8,545,577

Interactive Media & Services — 5.1%
Alphabet, Inc. (Class A Stock)*(u)	4,100	5,814,005
Alphabet, Inc. (Class C Stock)*(u)	4,037	5,706,744
Cars.com, Inc.*	129,100	743,616
Facebook, Inc. (Class A Stock)*(u)	46,400	10,536,048
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	84,100	179,133
QuinStreet, Inc.*	30,100	314,846

		23,294,392

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.*(u)	4,600	12,690,572
Booking Holdings, Inc.*(u)	1,900	3,025,446
eBay, Inc.(u)	59,500	3,120,775
PetMed Express, Inc.	16,300	580,932
Qurate Retail, Inc. (Class A Stock)*	132,200	1,255,900
Stamps.com, Inc.*(u)	13,400	2,461,446

		23,135,071

IT Services — 6.4%
Accenture PLC (Class A Stock)(u)	18,800	4,036,736
Amdocs Ltd.(u)	39,200	2,386,496
Automatic Data Processing, Inc.(u)	15,800	2,352,462
CACI International, Inc. (Class A Stock)*	10,800	2,342,304

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)(u)	49,100	$2,789,862
EPAM Systems, Inc.*	800	201,608
Hackett Group, Inc. (The)	42,200	571,388
International Business Machines Corp.	2,200	265,694
KBR, Inc.	36,900	832,095
Leidos Holdings, Inc.(u)	26,400	2,472,888
PayPal Holdings, Inc.*	10,800	1,881,684
Perspecta, Inc.(u)	96,200	2,234,726
Science Applications International Corp.	16,800	1,305,024
TTEC Holdings, Inc.	6,300	293,328
Visa, Inc. (Class A Stock)(u)	26,700	5,157,639

		29,123,934

Leisure Products — 1.0%
Brunswick Corp.(u)	42,800	2,739,628
Malibu Boats, Inc. (Class A Stock)*(u)	37,200	1,932,540

		4,672,168

Life Sciences Tools & Services — 1.7%
Bio-Techne Corp.	7,200	1,901,304
Charles River Laboratories International, Inc.*	1,800	313,830
Illumina, Inc.*	3,600	1,333,260
IQVIA Holdings, Inc.*(u)	19,900	2,823,412
PRA Health Sciences, Inc.*	14,000	1,362,060

		7,733,866

Machinery — 1.5%
Allison Transmission Holdings, Inc.	26,700	982,026
Altra Industrial Motion Corp.(u)	70,200	2,236,572
Gates Industrial Corp. PLC*	108,900	1,119,492
Oshkosh Corp.	23,500	1,683,070
Shyft Group, Inc. (The)	16,200	272,808
Standex International Corp.	6,000	345,300

		6,639,268

Marine — 0.1%
Costamare, Inc. (Monaco)	97,700	543,212

Media — 1.2%
Discovery, Inc. (Class C Stock)*	33,300	641,358
Meredith Corp.	118,000	1,716,900
Nexstar Media Group, Inc. (Class A Stock)	4,800	401,712
ViacomCBS, Inc. (Class B Stock)(u)	123,972	2,891,027

		5,650,997

Metals & Mining — 0.7%
Newmont Corp.	3,700	228,438
Royal Gold, Inc.	8,100	1,006,992
Steel Dynamics, Inc.(u)	79,100	2,063,719

		3,299,149

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.	175,200	1,149,312
Colony Credit Real Estate, Inc.	174,800	1,227,096
Ready Capital Corp.	58,300	506,627

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.(u)	125,900	$1,883,464
TPG RE Finance Trust, Inc.	89,700	771,420

		5,537,919

Multiline Retail — 0.7%
Dollar General Corp.(u)	16,200	3,086,262

Multi-Utilities — 1.2%
MDU Resources Group, Inc.	71,200	1,579,216
Public Service Enterprise Group, Inc.(u)	49,200	2,418,672
Sempra Energy	12,700	1,488,821

		5,486,709

Oil, Gas & Consumable Fuels —1.9%
Cheniere Energy, Inc.*(u)	48,300	2,333,856
Diamondback Energy, Inc.(u)	67,100	2,806,122
Kinder Morgan, Inc.(u)	150,500	2,283,085
ONEOK, Inc.	6,200	205,964
Phillips 66	4,500	323,550
World Fuel Services Corp.	31,900	821,744

		8,774,321

Personal Products — 0.2%
Coty, Inc. (Class A Stock)	230,200	1,028,994

Pharmaceuticals — 4.8%
Amneal Pharmaceuticals, Inc.*	110,200	524,552
Bristol-Myers Squibb Co.(u)	77,100	4,533,480
Eli Lilly & Co.(u)	27,400	4,498,532
Horizon Therapeutics PLC*	9,500	528,010
Jazz Pharmaceuticals PLC*	2,700	297,918
Johnson & Johnson(u)	43,100	6,061,153
Merck & Co., Inc.(u)	56,900	4,400,077
Supernus Pharmaceuticals, Inc.*	48,800	1,159,000

		22,002,722

Professional Services — 0.3%
Barrett Business Services, Inc.	12,900	685,377
Kforce, Inc.	21,500	628,875

		1,314,252

Real Estate Management & Development — 0.1%
Newmark Group, Inc. (Class A Stock)	59,492	289,131

Road & Rail — 0.7%
Kansas City Southern	9,500	1,418,255
Schneider National, Inc. (Class B Stock)(u)	81,000	1,998,270

		3,416,525

Semiconductors & Semiconductor Equipment — 5.7%
Applied Materials, Inc.(u)	49,000	2,962,050
FormFactor, Inc.*(u)	79,300	2,325,869
Intel Corp.(u)	102,880	6,155,310
NeoPhotonics Corp.*	59,800	531,024
NVIDIA Corp.(u)	15,200	5,774,632
Photronics, Inc.*	92,400	1,028,412
QUALCOMM, Inc.(u)	43,100	3,931,151
Semtech Corp.*(u)	43,600	2,276,792

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	4,100	$524,226
Ultra Clean Holdings, Inc.*	17,400	393,762

		25,903,228

Software — 16.1%
ACI Worldwide, Inc.*	11,800	318,482
Adobe, Inc.*(u)	12,700	5,528,437
Autodesk, Inc.*(u)	12,100	2,894,199
CDK Global, Inc.(u)	53,100	2,199,402
ChannelAdvisor Corp.*	59,500	942,480
CommVault Systems, Inc.*	39,200	1,517,040
Cornerstone OnDemand, Inc.*(u)	54,300	2,093,808
Ebix, Inc.(u)	99,900	2,233,764
eGain Corp.*	15,300	169,983
Fortinet, Inc.*(u)	18,800	2,580,676
Intuit, Inc.(u)	11,700	3,465,423
J2 Global, Inc.*	23,700	1,498,077
Manhattan Associates, Inc.*(u)	22,400	2,110,080
Microsoft Corp.(u)	127,100	25,866,121
MicroStrategy, Inc. (Class A Stock)*	8,800	1,040,952
NortonLifeLock, Inc.	98,600	1,955,238
OneSpan, Inc.*	67,000	1,871,310
Oracle Corp.(u)	59,900	3,310,673
Paycom Software, Inc.*(u)	8,600	2,663,678
Progress Software Corp.	14,900	577,375
QAD, Inc. (Class A Stock)	4,100	169,248
SPS Commerce, Inc.*(u)	20,900	1,570,008
SS&C Technologies Holdings, Inc.	23,000	1,299,040
Synopsys, Inc.*(u)	15,500	3,022,500
Telenav, Inc.*	26,300	144,387
Teradata Corp.*	9,900	205,920
Xperi Holding Corp.	142,700	2,106,252

		73,354,553

Specialty Retail — 2.1%
Asbury Automotive Group, Inc.*(u)	26,400	2,041,512
Best Buy Co., Inc.	11,300	986,151
Home Depot, Inc. (The)(u)	8,300	2,079,233
Lowe’s Cos., Inc.(u)	29,400	3,972,528
Zumiez, Inc.*	24,000	657,120

		9,736,544

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.(u)	63,800	23,274,240

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	110,300	903,357

Tobacco — 0.6%
Altria Group, Inc.(u)	66,200	2,598,350

Trading Companies & Distributors — 1.4%
BMC Stock Holdings, Inc.*(u)	82,900	2,084,106
Foundation Building Materials, Inc.*	25,900	404,299
GMS, Inc.*(u)	94,200	2,316,378
Univar Solutions, Inc.*	55,800	940,788

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)		Shares	Value
Trading Companies & Distributors (continued)
Veritiv Corp.*		24,100	$408,736

			6,154,307

TOTAL LONG-TERM INVESTMENTS
(cost $501,944,300)			564,556,670

SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUND — 4.4%
PGIM Core Ultra Short Bond Fund (cost $19,910,833)(w)		19,910,833	19,910,833

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.8%
U.S. Treasury Bills
0.048% 02/25/21		1,800	1,798,191
0.159% 09/17/20		2,000	1,999,393

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,798,745)			3,797,584

TOTAL SHORT-TERM INVESTMENTS
(cost $23,709,578)			23,708,417

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.2%
(cost $525,653,878)			588,265,087

		Shares

SECURITIES SOLD SHORT — (29.5)%

COMMON STOCKS
Aerospace & Defense — (0.9)%
AeroVironment, Inc.*		8,000	(637,040)
Kratos Defense & Security Solutions, Inc.*		72,800	(1,137,864)
Spirit AeroSystems Holdings, Inc. (Class A Stock)		66,000	(1,580,040)
TransDigm Group, Inc.		2,100	(928,305)

			(4,283,249)

Banks — (0.3)%
Cullen/Frost Bankers, Inc.		20,400	(1,524,084)

Beverages — (0.0)%
Boston Beer Co., Inc. (The) (Class A Stock)*		300	(160,995)

Biotechnology — (3.3)%
Alector, Inc.*		33,800	(826,072)
Beam Therapeutics, Inc.*		11,500	(322,000)
Biohaven Pharmaceutical Holding Co. Ltd.*		40,200	(2,939,022)
Bioxcel Therapeutics, Inc.*		12,200	(646,722)
Epizyme, Inc.*		58,900	(945,934)
Global Blood Therapeutics, Inc.*		37,500	(2,367,375)
Mirati Therapeutics, Inc.*		1,800	(205,506)
REGENXBIO, Inc.*		9,300	(342,519)
REVOLUTION Medicines, Inc.*		15,700	(495,649)
Sarepta Therapeutics, Inc.*		18,500	(2,966,290)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
TG Therapeutics, Inc.*	37,400	$(728,552)
Turning Point Therapeutics, Inc.*	9,800	(632,982)
Twist Bioscience Corp.*	30,100	(1,363,530)
Y-mAbs Therapeutics, Inc.*	6,500	(280,800)

		(15,062,953)

Building Products — (0.7)%
Lennox International, Inc.	12,900	(3,005,571)

Capital Markets — (0.3)%
Hamilton Lane, Inc. (Class A Stock)	21,300	(1,434,981)

Chemicals — (0.5)%
Olin Corp.	15,800	(181,542)
Quaker Chemical Corp.	12,500	(2,320,625)

		(2,502,167)

Commercial Services & Supplies — (0.5)%
Stericycle, Inc.*	39,500	(2,211,210)

Construction & Engineering — (0.1)%
NV5 Global, Inc.*	7,700	(391,391)

Diversified Telecommunication Services — (0.3)%
Bandwidth, Inc. (Class A Stock)*	11,800	(1,498,600)

Electrical Equipment — (0.4)%
Sunrun, Inc.*	61,000	(1,202,920)
Vivint Solar, Inc.*	82,700	(818,730)

		(2,021,650)

Electronic Equipment, Instruments & Components — (0.9)%
II-VI, Inc.*	62,700	(2,960,694)
Napco Security Technologies, Inc.*	13,200	(308,748)
nLight, Inc.*	30,600	(681,156)

		(3,950,598)

Entertainment — (0.7)%
Roku, Inc.*	28,800	(3,356,064)
Food & Staples Retailing — (0.3)%
Chefs’ Warehouse, Inc. (The)*	24,200	(328,636)
Grocery Outlet Holding Corp.*	23,400	(954,720)

		(1,283,356)

Food Products — (0.4)%
Cal-Maine Foods, Inc.*	4,700	(209,056)
Hostess Brands, Inc.*	79,600	(972,712)
Simply Good Foods Co. (The)*	32,500	(603,850)

		(1,785,618)

Health Care Equipment & Supplies — (2.5)%
Cerus Corp.*	96,200	(634,920)
Glaukos Corp.*	29,400	(1,129,548)
iRhythm Technologies, Inc.*	20,100	(2,329,389)
OrthoPediatrics Corp.*	13,000	(568,880)
Penumbra, Inc.*	17,400	(3,111,468)
Shockwave Medical, Inc.*	22,400	(1,061,088)
Silk Road Medical, Inc.*	10,000	(418,900)
Tactile Systems Technology, Inc.*	12,900	(534,447)
Tandem Diabetes Care, Inc.*	14,300	(1,414,556)

		(11,203,196)

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — (1.9)%
BioTelemetry, Inc.*	4,900	$(221,431)
Covetrus, Inc.*	13,300	(237,937)
Guardant Health, Inc.*	51,800	(4,202,534)
Hanger, Inc.*	22,400	(370,944)
HealthEquity, Inc.*	47,300	(2,775,091)
Option Care Health, Inc.*	13,100	(181,828)
PetIQ, Inc.*	7,500	(261,300)
US Physical Therapy, Inc.	7,600	(615,752)

		(8,866,817)

Health Care Technology — (0.4)%
Inspire Medical Systems, Inc.*	17,800	(1,548,956)
Vocera Communications, Inc.*	16,500	(349,800)

		(1,898,756)

Hotels, Restaurants & Leisure — (0.3)%
Shake Shack, Inc. (Class A Stock)*	20,800	(1,101,984)
Wynn Resorts Ltd.	3,700	(275,613)

		(1,377,597)

Household Durables — (0.1)%
Sonos, Inc.*	23,400	(342,342)

Household Products — (0.1)%
WD-40 Co.	1,600	(317,280)

Independent Power & Renewable Electricity Producers — (0.2)%
Sunnova Energy International, Inc.*	50,400	(860,328)

Insurance — (0.4)%
Kinsale Capital Group, Inc.	10,000	(1,552,100)
Palomar Holdings, Inc.*	3,600	(308,736)

		(1,860,836)

Interactive Media & Services — (0.1)%
Cargurus, Inc.*	19,700	(499,395)

IT Services — (1.7)%
LiveRamp Holdings, Inc.*	8,000	(339,760)
MongoDB, Inc.*	22,200	(5,024,748)
Okta, Inc.*	7,200	(1,441,656)
Repay Holdings Corp.*	31,100	(765,993)

		(7,572,157)
Leisure Products — (0.2)%
Callaway Golf Co.	48,900	(856,239)

Life Sciences Tools & Services — (0.8)%
Codexis, Inc.*	46,900	(534,660)
NanoString Technologies, Inc.*	25,100	(736,685)
NeoGenomics, Inc.*	54,200	(1,679,116)
Quanterix Corp.*	18,700	(512,193)

		(3,462,654)

Machinery — (0.2)%
John Bean Technologies Corp.	5,400	(464,508)
Lindsay Corp.	3,000	(276,630)

		(741,138)

Media — (0.7)%
Cardlytics, Inc.*	18,400	(1,287,632)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
New York Times Co. (The) (Class A Stock)	40,800	$(1,714,824)

		(3,002,456)

Mortgage Real Estate Investment Trusts (REITs) — (0.4)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	71,300	(1,717,617)

Pharmaceuticals — (0.3)%
Theravance Biopharma, Inc.*	31,200	(654,888)
Zogenix, Inc.*	29,800	(804,898)

		(1,459,786)

Professional Services — (0.4)%
Forrester Research, Inc.*	6,000	(192,240)
TrueBlue, Inc.*	23,900	(364,953)
Upwork, Inc.*	80,700	(1,165,308)

		(1,722,501)

Real Estate Management & Development — (0.6)%
Redfin Corp.*	64,100	(2,686,431)

Semiconductors & Semiconductor Equipment — (1.0)%
Cohu, Inc.	10,600	(183,804)
Cree, Inc.*	66,000	(3,906,540)
Impinj, Inc.*	15,700	(431,279)

		(4,521,623)

Software — (5.9)%
8x8, Inc.*	61,300	(980,800)
Alteryx, Inc. (Class A Stock)*	28,900	(4,747,692)
Anaplan, Inc.*	38,400	(1,739,904)
Benefitfocus, Inc.*	20,600	(221,656)
Domo, Inc. (Class B Stock)*	7,600	(244,492)
Elastic NV*	13,600	(1,254,056)
Everbridge, Inc.*	21,200	(2,933,232)
Medallia, Inc.*	67,300	(1,698,652)
Pluralsight, Inc. (Class A Stock)*	14,800	(267,140)
PROS Holdings, Inc.*	26,000	(1,155,180)
Q2 Holdings, Inc.*	30,600	(2,625,174)
Smartsheet, Inc. (Class A Stock)*	65,300	(3,325,076)
Splunk, Inc.*	9,800	(1,947,260)
Varonis Systems, Inc.*	21,700	(1,920,016)
Yext, Inc.*	72,600	(1,205,886)
Zuora, Inc. (Class A Stock)*	58,500	(745,875)

		(27,012,091)

Specialty Retail — (0.4)%
Five Below, Inc.*	8,800	(940,808)
Monro, Inc.	19,900	(1,093,306)

		(2,034,114)

Technology Hardware, Storage & Peripherals — (0.3)%
Pure Storage, Inc. (Class A Stock)*	71,000	(1,230,430)

Trading Companies & Distributors — (0.4)%
SiteOne Landscape Supply, Inc.*	14,100	(1,606,977)

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities — (0.6)%
Essential Utilities, Inc	65,900	$(2,783,616)

TOTAL SECURITIES SOLD SHORT (proceeds received $111,341,927)		(134,108,864)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.7% (cost $414,311,951)		454,156,223
Other assets in excess of liabilities(z) — 0.3%		1,213,609

NET ASSETS — 100.0%		$455,369,832

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
141	S&P 500 E-Mini Index	Sep. 2020	$21,785,910	$120,913
15	S&P Mid Cap 400 E-Mini Index	Sep. 2020	2,668,650	26,162

				$147,075

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$3,797,584

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$13,023,934	$—	$—
Airlines.	1,669,970	—	—
Auto Components	2,080,414	—	—
Automobiles	2,745,050	—	—
Banks.	15,319,523	—	—
Beverages.	6,410,856	—	—
Biotechnology	30,450,080	—	—
Building Products	5,957,087	—	—
Capital Markets	12,908,953	—	—
Chemicals	12,069,796	—	—
Commercial Services & Supplies	1,902,142	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Communications Equipment	$7,449,138	$—	$—
Construction & Engineering	1,402,168	—	—
Consumer Finance	1,111,269	—	—
Distributors	2,043,600	—	—
Diversified Financial Services	2,766,905	—	—
Diversified Telecommunication Services	10,840,820	—	—
Electric Utilities	5,511,728	—	—
Electrical Equipment	5,487,606	—	—
Electronic Equipment, Instruments & Components	3,092,129	—	—
Energy Equipment & Services	647,064	—	—
Entertainment	15,382,397	—	—
Equity Real Estate Investment Trusts (REITs)	13,467,851	—	—
Food & Staples Retailing	9,977,441	—	—
Food Products	5,246,601	—	—
Gas Utilities	1,987,500	—	—
Health Care Equipment & Supplies	23,543,121	—	—
Health Care Providers & Services	21,246,819	—	—
Health Care Technology	3,130,032	—	—
Hotels, Restaurants & Leisure	4,877,929	—	—
Household Durables	2,647,575	—	—
Household Products	9,327,923	—	—
Independent Power & Renewable Electricity Producers	1,808,002	—	—
Industrial Conglomerates	1,524,199	—	—
Insurance	8,545,577	—	—
Interactive Media & Services	23,294,392	—	—
Internet & Direct Marketing Retail	23,135,071	—	—
IT Services	29,123,934	—	—
Leisure Products	4,672,168	—	—
Life Sciences Tools & Services	7,733,866	—	—
Machinery	6,639,268	—	—
Marine	543,212	—	—
Media	5,650,997	—	—
Metals & Mining	3,299,149	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,537,919	—	—
Multiline Retail	3,086,262	—	—
Multi-Utilities	5,486,709	—	—
Oil, Gas & Consumable Fuels	8,774,321	—	—
Personal Products	1,028,994	—	—
Pharmaceuticals	22,002,722	—	—
Professional Services	1,314,252	—	—
Real Estate Management & Development	289,131	—	—
Road & Rail	3,416,525	—	—
Semiconductors & Semiconductor Equipment	25,903,228	—	—
Software	73,354,553	—	—
Specialty Retail	9,736,544	—	—
Technology Hardware, Storage & Peripherals	23,274,240	—	—
Thrifts & Mortgage Finance	903,357	—	—
Tobacco	2,598,350	—	—
Trading Companies & Distributors	6,154,307	—	—
Affiliated Mutual Fund	19,910,833	—	—
U.S. Treasury Obligations	—	3,797,584	—

Total	$584,467,503	$3,797,584	$—

Liabilities
Common Stocks — Short
Aerospace & Defense	$(4,283,249)	$—	$—
Banks	(1,524,084)	—	—
Beverages	(160,995)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Liabilities (continued)
Common Stocks — Short (continued)
Biotechnology	$(15,062,953)	$—	$—
Building Products	(3,005,571)	—	—
Capital Markets	(1,434,981)	—	—
Chemicals	(2,502,167)	—	—
Commercial Services & Supplies	(2,211,210)	—	—
Construction & Engineering	(391,391)	—	—
Diversified Telecommunication Services	(1,498,600)	—	—
Electrical Equipment	(2,021,650)	—	—
Electronic Equipment, Instruments & Components	(3,950,598)	—	—
Entertainment	(3,356,064)	—	—
Food & Staples Retailing	(1,283,356)	—	—
Food Products	(1,785,618)	—	—
Health Care Equipment & Supplies	(11,203,196)	—	—
Health Care Providers & Services	(8,866,817)	—	—
Health Care Technology	(1,898,756)	—	—
Hotels, Restaurants & Leisure	(1,377,597)	—	—
Household Durables	(342,342)	—	—
Household Products	(317,280)	—	—
Independent Power & Renewable Electricity Producers	(860,328)	—	—
Insurance	(1,860,836)	—	—
Interactive Media & Services	(499,395)	—	—
IT Services	(7,572,157)	—	—
Leisure Products	(856,239)	—	—
Life Sciences Tools & Services	(3,462,654)	—	—
Machinery	(741,138)	—	—
Media	(3,002,456)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(1,717,617)	—	—
Pharmaceuticals	(1,459,786)	—	—
Professional Services	(1,722,501)	—	—
Real Estate Management & Development	(2,686,431)	—	—
Semiconductors & Semiconductor Equipment	(4,521,623)	—	—
Software	(27,012,091)	—	—
Specialty Retail	(2,034,114)	—	—
Technology Hardware, Storage & Peripherals	(1,230,430)	—	—
Trading Companies & Distributors	(1,606,977)	—	—
Water Utilities	(2,783,616)	—	—

Total	$(134,108,864)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$147,075	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	16.1%
Biotechnology	6.7
IT Services	6.4
Semiconductors & Semiconductor Equipment	5.7
Health Care Equipment & Supplies	5.2
Interactive Media & Services	5.1
Technology Hardware, Storage & Peripherals	5.1
Internet & Direct Marketing Retail	5.1

Pharmaceuticals	4.8%
Health Care Providers & Services	4.7
Affiliated Mutual Fund	4.4
Entertainment	3.4
Banks	3.4
Equity Real Estate Investment Trusts (REITs)	3.0
Aerospace & Defense	2.9
Capital Markets	2.8

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Chemicals	2.7%
Diversified Telecommunication Services	2.4
Food & Staples Retailing	2.2
Specialty Retail	2.1
Household Products	2.0
Oil, Gas & Consumable Fuels	1.9
Insurance	1.9
Life Sciences Tools & Services	1.7
Communications Equipment	1.6
Machinery	1.5
Beverages	1.4
Trading Companies & Distributors	1.4
Building Products	1.3
Media	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.2
Electric Utilities	1.2
Electrical Equipment	1.2
Multi-Utilities	1.2
Food Products	1.2
Hotels, Restaurants & Leisure	1.1
Leisure Products	1.0
U.S. Treasury Obligations	0.8
Road & Rail	0.7
Metals & Mining	0.7
Health Care Technology	0.7
Electronic Equipment, Instruments & Components	0.7
Multiline Retail	0.7
Diversified Financial Services	0.6
Automobiles	0.6
Household Durables	0.6
Tobacco	0.6
Auto Components	0.5
Distributors	0.4
Gas Utilities	0.4
Commercial Services & Supplies	0.4
Independent Power & Renewable Electricity Producers	0.4
Airlines	0.4
Industrial Conglomerates	0.3
Construction & Engineering	0.3
Professional Services	0.3
Consumer Finance	0.2
Personal Products	0.2
Thrifts & Mortgage Finance	0.2
Energy Equipment & Services	0.1
Marine	0.1
Real Estate Management & Development	0.1

Securities Sold Short
Beverages	(0.0)*%
Household Products	(0.1)
Household Durables	(0.1)
Construction & Engineering	(0.1)
Interactive Media & Services	(0.1)
Machinery	(0.2)
Leisure Products	(0.2)
Independent Power & Renewable Electricity Producers	(0.2)
Technology Hardware, Storage & Peripherals	(0.3)
Food & Staples Retailing	(0.3)
Hotels, Restaurants & Leisure	(0.3)
Capital Markets	(0.3)
Pharmaceuticals	(0.3)
Diversified Telecommunication Services	(0.3)
Banks	(0.3)
Trading Companies & Distributors	(0.4)
Mortgage Real Estate Investment Trusts (REITs)	(0.4)
Professional Services	(0.4)
Food Products	(0.4)
Insurance	(0.4)
Health Care Technology	(0.4)
Electrical Equipment	(0.4)
Specialty Retail	(0.4)
Commercial Services & Supplies	(0.5)
Chemicals	(0.5)
Real Estate Management & Development	(0.6)
Water Utilities	(0.6)
Media	(0.7)
Building Products	(0.7)
Entertainment	(0.7)
Life Sciences Tools & Services	(0.8)
Electronic Equipment, Instruments & Components	(0.9)
Aerospace & Defense	(0.9)
Semiconductors & Semiconductor Equipment	(1.0)
IT Services	(1.7)
Health Care Providers & Services	(1.9)
Health Care Equipment & Supplies	(2.5)
Biotechnology	(3.3)
Software	(5.9)

99.7
Other assets in excess of liabilities	0.3

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker- variation margin futures	$147,075	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$957,390

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$48,112

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$17,082,087

(1)	Notional Amount in USD.

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	BNP Paribas	$(134,108,864)	$134,108,864	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $505,743,045)	$568,354,254
Affiliated investments (cost $19,910,833)	19,910,833
Cash	69,662
Receivable for investments sold	27,199,372
Dividends and interest receivable	517,238
Deposit with broker for securities sold short	461,896
Due from broker-variation margin futures	334,425
Receivable for Portfolio shares sold	71,205
Tax reclaim receivable	4,752
Prepaid expenses	30,866

Total Assets	616,954,503

LIABILITIES
Securities sold short, at value (proceeds received $111,341,927)	134,108,864
Payable for investments purchased	27,045,068
Management fee payable	169,467
Dividends payable on securities sold short	139,964
Payable for Portfolio shares repurchased	57,339
Accrued expenses and other liabilities	40,341
Distribution fee payable	18,325
Payable to affiliate	4,752
Affiliated transfer agent fee payable	378
Trustees’ fees payable	173

Total Liabilities	161,584,671

NET ASSETS	$455,369,832

Net assets were comprised of:
Partners’ Equity	$455,369,832

Net asset value and redemption price per share, $455,369,832 / 14,929,575 outstanding shares of beneficial interest	$30.50

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,329 foreign withholding tax)	$5,075,131
Affiliated dividend income	83,420
Interest income	16,206

Total income	5,174,757

EXPENSES
Management fee	1,881,922
Distribution fee	567,479
Broker fees and expenses on short sales	583,840
Dividends on securities sold short	200,845
Custodian and accounting fees	36,742
Audit fee	20,935
Trustees’ fees	7,944
Legal fees and expenses	6,615
Shareholders’ reports	3,648
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	17,483

Total expenses	3,330,913

NET INVESTMENT INCOME (LOSS)	1,843,844

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(5,658,738)
Futures transactions	957,390
Short sales transactions	(6,390,430)

(11,091,778)

Net change in unrealized appreciation
(depreciation) on:
Investments	(86,226,477)
Futures	48,112
Short sales	(4,087,245)

(90,265,610)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(101,357,388)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,513,544)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,843,844	$4,664,688
Net realized gain (loss) on investment transactions	(11,091,778)	36,447,973
Net change in unrealized appreciation (depreciation) on investments	(90,265,610)	90,562,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(99,513,544)	131,675,629

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,283,909 and 1,207,784 shares, respectively]	170,969,520	37,055,158
Portfolio shares repurchased [9,101,788 and 4,290,337 shares, respectively]	(235,417,792)	(133,393,595)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(64,448,272)	(96,338,437)

CAPITAL CONTRIBUTIONS	—	1,328

TOTAL INCREASE (DECREASE)	(163,961,816)	35,338,520
NET ASSETS:
Beginning of period	619,331,648	583,993,128

End of period	$455,369,832	$619,331,648

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF CASH FLOWS (unaudited)

the Six Months Ended June 30, 2020

CASH FLOWS PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Net Increase (decrease) in net assets resulting from operations.	$(99,513,544)

ADJUSTMENTS TO RECONCILE NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Proceeds from disposition of long-term portfolio investments	506,377,602
Purchases of long-term portfolio investments.	(372,027,560)
Net proceeds (purchases) of short-term portfolio investments.	(10,941,332)
Costs to cover investments sold short	79,993,039
Proceeds from investments sold short.	(141,213,125)
Net realized (gain) loss on investment transactions	5,658,738
Net realized (gain) loss on short sales transactions	6,390,430
Net change in unrealized (appreciation) depreciation on investment transactions	86,226,477
Net change in unrealized (appreciation) depreciation on short sales transactions	4,087,245
(INCREASE) DECREASE IN ASSETS:
Receivable for investments sold	(27,199,372)
Dividends and interest receivable.	116,093
Tax reclaim receivable	26
Prepaid expenses	(26,137)
INCREASE (DECREASE) IN LIABILITIES:
Payable for investments purchased	27,045,068
Management fee payable	(63,908)
Dividends payable on securities sold short	(95,118)
Accrued expenses and other liabilities.	(16,581)
Distribution fee payable	(7,160)
Payable to affiliate.	(26)
Affiliated transfer agent fee payable.	21
Trustees’ fees payable	173

Total adjustments	164,304,593

Net cash provided by (used for) operating activities	64,791,049

NET CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio shares sold, net of amounts receivable	170,963,407
Payable of Portfolio shares repurchased, net of amounts payable	(235,423,105)

Net cash provided by (used for) financing activities.	(64,459,698)

Net increase (decrease) in cash and restricted cash, at value.	331,351
Cash and restricted cash at beginning of period	534,632

CASH AND RESTRICTED CASH AT END OF PERIOD.	$865,983

RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE STATEMENT OF ASSETS AND LIABILITIES TO THE STATEMENT OF CASH FLOWS:

	June 30, 2020	December 31, 2019
Cash	$69,662	$83,558
Restricted cash:
Deposit with broker for securities sold short	461,896	428,564
Due from broker-variation margin futures	334,425	22,510

Total cash and restricted cash	$865,983	$534,532

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	2,513,067	$29,855,238
AST BlackRock/Loomis Sayles Bond Portfolio*	1,751,293	26,917,369
AST ClearBridge Dividend Growth Portfolio*	7,032,894	136,719,450
AST Emerging Markets Equity Portfolio*	279,139	2,152,159
AST Goldman Sachs Global Income Portfolio*	1,221,740	14,954,091
AST Goldman Sachs Small-Cap Value Portfolio*	313,138	5,940,221
AST High Yield Portfolio*	179,509	1,895,618
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,264,532	32,005,308
AST International Growth Portfolio*	2,975,774	62,878,106
AST International Value Portfolio*	3,492,435	61,641,479
AST Investment Grade Bond Portfolio*.	8,447,334	78,729,150
AST Jennison Large-Cap Growth Portfolio*	790,463	37,712,986
AST Large-Cap Core Portfolio*	8,539,269	171,212,340
AST Loomis Sayles Large-Cap Growth Portfolio*	935,590	65,407,100
AST MFS Growth Portfolio*	1,034,601	37,659,479
AST MFS Large-Cap Value Portfolio*	3,660,899	74,682,348
AST Mid-Cap Growth Portfolio* AST Neuberger Berman/LSV Mid-Cap	471,994	5,819,682
Value Portfolio*	103,042	2,744,002
AST PIMCO Dynamic Bond Portfolio*	592,241	5,981,639
AST Prudential Core Bond Portfolio*	7,618,189	104,597,741
AST QMA International Core Equity Portfolio*	4,761,575	53,377,255

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST Small-Cap Growth Opportunities Portfolio*	469,500	$11,098,978
AST Small-Cap Growth Portfolio*	202,238	11,102,856
AST Small-Cap Value Portfolio*	570,570	12,352,851
AST T. Rowe Price Large-Cap Growth Portfolio*	912,042	46,924,577
AST T. Rowe Price Large-Cap Value Portfolio*	5,092,987	71,098,095
AST WEDGE Capital Mid-Cap Value Portfolio*	149,827	2,744,829
AST Wellington Management Global Bond Portfolio*	6,148,666	74,706,293
AST Western Asset Core Plus Bond Portfolio*	2,901,815	41,902,210

AST Western Asset Emerging Markets Debt Portfolio*	156,670	1,897,279
TOTAL LONG-TERM INVESTMENTS (cost $1,211,620,704)(w)		1,286,710,729

SHORT-TERM INVESTMENT — 0.1% AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,106,240)(w)	1,106,240	1,106,240
TOTAL INVESTMENTS—99.6% (cost $1,212,726,944)		1,287,816,969
Other assets in excess of liabilities — 0.4%		4,535,188

NET ASSETS — 100.0%		$1,292,352,157

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$1,287,816,969	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Core Bond	29.2%
Large/Mid-Cap Growth	28.1

Large/Mid-Cap Value	14.2%
Large/Mid-Cap Blend	10.6

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Investment Allocation (continued):

International Value	8.9%
International Growth	4.9
Small-Cap Growth	1.8
Small-Cap Value	1.4
Emerging Markets	0.3
High Yield	0.1

Ultra Short Bond	0.1%

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Affiliated investments (cost $1,212,726,944)	$1,287,816,969
Receivable for investments sold	60,708,495
Dividends receivable	7
Prepaid expenses	113

Total Assets	1,348,525,584

LIABILITIES
Payable for investments purchased	55,265,795
Payable for Portfolio shares repurchased	765,489
Management fee payable	103,053
Accrued expenses and other liabilities	38,712
Affiliated transfer agent fee payable	378

Total Liabilities	56,173,427

NET ASSETS	$1,292,352,157

Net assets were comprised of:
Partners’ Equity	$1,292,352,157

Net asset value and redemption price per share, $1,292,352,157 / 72,351,016 outstanding shares of beneficial interest	$17.86

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$37,211

EXPENSES
Management fee	1,618,338
Custodian and accounting fees	54,288
Trustees’ fees	12,920
Audit fee	11,586
Legal fees and expenses	7,949
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,037
Miscellaneous	7,196

Total expenses	1,717,774
Less: Fee waiver and/or expense reimbursement	(15,812)

Net expenses	1,701,962

NET INVESTMENT INCOME (LOSS)	(1,664,751)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	49,569,930
Net change in unrealized appreciation (depreciation) on investments	(127,678,541)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(78,108,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(79,773,362)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,664,751)	$(3,405,198)
Net realized gain (loss) on investment transactions	49,569,930	52,851,854
Net change in unrealized appreciation (depreciation) on investments	(127,678,541)	205,283,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(79,773,362)	254,730,088

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,492,798 and 3,952,369 shares, respectively]	26,650,694	70,062,827
Portfolio shares repurchased [4,017,287 and 7,717,791 shares, respectively]	(70,912,559)	(136,054,002)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(44,261,865)	(65,991,175)

TOTAL INCREASE (DECREASE)	(124,035,227)	188,738,913
NET ASSETS:
Beginning of period	1,416,387,384	1,227,648,471

End of period	$1,292,352,157	$1,416,387,384

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.5%

ASSET-BACKED SECURITIES — 3.8%
Automobiles — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	8,140	$8,026,017
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	378,920
Hertz Vehicle Financing II LP,
Series 2019-03A, Class A, 144A
2.670%	12/26/25	2,978	2,950,206

			11,355,143

Collateralized Loan Obligations — 0.8%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.635%(c)	07/17/26	1,359	1,331,740
Cent CLO Ltd. (Cayman Islands),
Series 2013-19A, Class A1A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
2.171%(c)	10/29/25	2,553	2,545,950
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	8,094	8,090,760
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
2.155%(c)	04/20/31	781	757,018
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class C, 144A, 3 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.369%(c)	01/15/29	2,257	2,245,794
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.661%(c)	10/13/27	2,000	1,933,010
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.269%(c)	04/15/26	1,329	1,274,082
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.619%(c)	04/15/26	1,006	934,345
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-06RA, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.155%(c)	07/17/28	737	717,263
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
3.035%(c)	10/20/28	1,519	1,473,703
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.136%(c)	04/16/31	2,500	2,420,562
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.165%(c)	10/20/27	3,714	3,651,243

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
WhiteHorse Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.587%(c)	05/01/26	961	$947,078

			28,322,548

Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)
1.145%(c)	05/25/34	1,055	1,053,496
Countrywide Home Equity Loan Trust,
Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	11/15/36	157	133,992
Option One Mortgage Loan Trust,
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	11,629	11,964,282
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
0.425%(c)	11/25/36	2,221	536,497

			13,688,267

Other — 0.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	6,000	5,317,980
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-03, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.660%(c)	08/09/24	990	980,116
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	897	987,838
Freddie Mac Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	480	519,643

			7,805,577

Residential Mortgage-Backed Securities — 1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)
0.875%(c)	04/25/34	223	222,333
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.585%(c)	07/25/36	8,370	7,211,572
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	3,541	3,570,873
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap 14.500%, Floor 0.330%)
0.515%(c)	07/25/36	284	267,926

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	1,479	$1,536,273
Legacy Mortgage Asset Trust,
Series 2018-GS02, Class A1, 144A
4.000%	04/25/58	8,293	8,253,637
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.419%(cc)	04/22/35	13,632	13,328,274
RAMP Trust,
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
0.455%(c)	10/25/36	1,714	1,680,403

			36,071,291

Small Business Loan — 0.2%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	1,564	1,681,705
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	1,631	1,786,389
Series 2019-25G, Class 1
2.690%	07/01/44	1,605	1,721,170

			5,189,264

Student Loans — 0.8%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	3,810	3,896,660
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.335%(c)	03/25/66	1,800	1,775,212
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.235%(c)	12/27/66	3,290	3,189,688
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.913%(c)	12/15/32	3,153	3,114,767
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.063%(c)	03/15/33	2,180	2,062,137
Series 2011-01, Class A1, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.705%(c)	03/25/26	2	1,659
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
—%(p)	09/18/46	63,950	3,183,646
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	8,930	9,095,927

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
—%(p)	08/25/36	1	$1,014,800

			27,334,496

TOTAL ASSET-BACKED SECURITIES (cost $145,285,189)			129,766,586

BANK LOANS — 4.8%
Advertising — 0.1%
Terrier Media Buyer, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	12/17/26	1,840	1,750,759

Airlines — 0.1%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
2.185%(c)	12/14/23	920	737,724
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.510%(c)	04/27/23	1,260	1,233,540

			1,971,264

Auto Parts & Equipment — 0.1%
Panther BF Aggregator, LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	04/30/26	2,759	2,623,491

Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	10/01/26	1,910	1,843,536

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	07/10/26	3,317	3,207,568
Atlantic Aviation FBO, Inc.,
Term Loan, 3 Month LIBOR + 3.750%
3.930%(c)	12/06/25^	620	580,214
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.719%(c)	08/15/25^	1,627	1,577,996
Garda World Security Corp. (Canada),
First Lien Term Loan B, 1 Month LIBOR + 4.750%
4.930%(c)	10/30/26	907	888,788
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	4,516	4,274,899
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 3.250%
4.250%(c)	09/23/26	4,223	4,050,145
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	11/16/26	1,397	1,334,777

			15,914,387

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Computers — 0.2%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.750%(c)	09/19/25	2,478	$2,411,261
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.934%(c)	09/30/24	4,474	4,339,829
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
1.924%(c)	04/29/23	64	61,499

			6,812,589

Diversified Financial Services — 0.4%
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
2.928%(c)	02/27/26	1,036	1,005,732
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	3,300	3,196,875
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.180%(c)	07/21/25	1,272	1,211,173
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	07/03/24	996	951,434
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	01/31/25	2,182	2,114,748
RPI 2019 Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/05/27	3,154	3,076,611
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	03/01/26	1,002	974,640

			12,531,213

Entertainment — 0.3%
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
2.178%(c)	10/07/24	1,866	1,856,843
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.678%(c)	05/29/26	1,818	1,738,154
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.612%(c)	08/14/24	3,123	2,745,692
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.808%(c)	07/10/25	92	91,335
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	2,924	2,775,861

			9,207,885

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	05/30/25	390	377,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
1.928%(c)	03/11/25	1,187	$1,117,295
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23	533	497,985

			1,615,280

Foods — 0.1%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.428%(c)	01/29/27	1,220	1,145,784
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
3.072%(c)	09/13/26	778	727,467
Repriced Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	06/27/23	908	839,564

			2,712,815

Healthcare-Products — 0.3%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.818%(c)	02/11/26	5,850	5,635,187
Sotera Health Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26	4,768	4,653,321

			10,288,508

Healthcare-Services — 0.4%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/28/22	1,457	1,397,471
Eyecare Partners LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.822%(c)	02/18/27	154	137,854
HCA, Inc.,
Tranche B-12 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	03/13/25	984	962,858
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	2,506	2,460,607
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/17/25	4,123	3,841,787
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.435%(c)	03/05/26	2,475	2,376,060
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 1 - 6 Month LIBOR + 3.750%
4.750%(c)	06/30/23	2,158	2,051,279

			13,227,916

Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
2.808%(c)	02/01/27	2,200	2,111,456

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/04/27	4,309	$4,135,388

Insurance — 0.1%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/04/22	1,887	1,834,404
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/24	1,627	1,567,703

			3,402,107

Investment Companies — 0.0%
FinCo I LLC,
2018 Replacement Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	12/27/22	1,353	1,300,857

Leisure Time — 0.0%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	05/13/26	1,152	1,080,952

Lodging — 0.5%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.928%(c)	12/23/24	2,550	2,269,935
Term Loan
—%(p)	06/19/25	1,960	1,823,500
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	1,713	1,552,887
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	11/30/23	1,365	1,292,138
Golden Nugget LLC,
First Initial Term Loan, 1 - 2 Month LIBOR + 2.500%
3.398%(c)	10/04/23	2,431	1,974,280
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.935%(c)	06/22/26	3,644	3,397,967
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	1,083	988,589
Wynn Resorts Finance LLC,
Term A Facility, 1 Month LIBOR + 1.750%
1.930%(c)	09/20/24^	4,707	4,377,161

			17,676,457

Media — 0.5%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
1.930%(c)	04/30/25	2,926	2,817,722
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.685%(c)	04/15/27	738	699,766
Diamond Sports Group LLC,
Term Loan, 3 Month LIBOR + 3.250%
3.430%(c)	08/24/26	116	94,354

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
4.061%(c)	11/18/24	271	$251,699
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	05/01/26	1,723	1,584,178
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
2.923%(c)	09/18/26	2,283	2,167,020
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/16/26	260	241,583
Term Loan
—%(p)	03/15/24	2,394	2,212,783
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.685%(c)	01/31/28	4,640	4,428,499
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
2.685%(c)	04/30/28	1,005	946,977

			15,444,581

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.177%(c)	10/01/22	1,730	1,681,074

Pharmaceuticals — 0.4%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25	1,902	1,843,205
BioScrip, Inc.,
Term Loan
—%(p)	08/06/26	1,861	1,804,831
Change Healthcare Holdings LLC,
Closing Date Term Loan, 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	4,330	4,148,559
Elanco Animal Health, Inc.,
Term Loan
—%(p)	02/04/27	3,770	3,592,497
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	11/15/27	3,761	3,613,789

			15,002,881

Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.940%(c)	12/20/24	1,520	1,413,600

Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.928%(c)	11/19/26	4,931	4,662,182
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	07/01/22	2,043	1,630,430

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (continued)
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 - 3 Month LIBOR + 2.500%
3.546%(c)	01/30/23	990	$903,167

			7,195,779

Software — 0.1%
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	10/16/26	4,140	3,993,012
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	06/21/24	54	50,577
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	06/21/24	367	341,562

			4,385,151

Telecommunications — 0.1%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 3 Month LIBOR + 1.750%
1.928%(c)	03/01/27	2,060	1,942,319
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.438%(c)	01/31/26	1,784	1,704,992
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	04/01/27	1,410	1,407,885

			5,055,196

Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.308%(c)	12/30/26	3,401	3,272,219

TOTAL BANK LOANS (cost $172,726,475)			164,034,880

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.185%(c)	11/15/35	17,283	16,766,976
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.115%(c)	11/15/36	3,490	3,336,996
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.188%(cc)	08/10/56	53,876	3,936,370
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	475,293
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	406,357
Series 2013-CR12, Class C
5.240%(cc)	10/10/46	190	178,767
Series 2014-CR17, Class XA, IO
1.133%(cc)	05/10/47	32,063	979,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC23, Class C
4.800%(cc)	10/10/48	2,238	$2,185,513
Series 2015-PC01, Class D
4.577%(cc)	07/10/50	2,212	1,515,676
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	1,030	458,991
Credit Suisse European Mortgage Capital,
Series 2020-TF, Class A
—%(p)	08/09/24^	5,303	4,878,959
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,410,577
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	3,968,530
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	2,843,029
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.483%(cc)	07/25/22	12,863	82,324
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	500	558,871
Series 2019-M04, Class A2
3.610%	02/25/31	1,950	2,323,615
Series 2019-M06, Class A2
3.450%	01/01/29	4,110	4,737,877
Series 2019-M14, Class X1, IO
0.706%(cc)	06/25/29	9,970	437,643
Series 2019-M27, Class A2
2.700%	11/25/40	1,400	1,497,443
Series 2020-M06, Class A
2.500%	10/25/37	491	520,980
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class X1, IO
1.635%(cc)	10/25/21	368	5,650
Series K092, Class X1, IO
0.852%(cc)	04/25/29	9,989	546,556
Series K094, Class X1, IO
1.016%(cc)	06/25/29	6,995	470,760
Series K094, Class XAM, IO
1.283%(cc)	06/25/29	4,850	407,627
Series K095, Class X1, IO
1.082%(cc)	06/25/29	6,189	445,179
Series K095, Class XAM, IO
1.372%(cc)	06/25/29	1,700	166,808
Series K099, Class X1, IO
1.006%(cc)	09/25/29	6,133	424,091
Series K101, Class X1, IO
0.949%(cc)	10/25/29	1,199	79,318
Series K735, Class X1, IO
1.102%(cc)	05/25/26	6,394	312,636
Series K736, Class X1, IO
1.437%(cc)	07/25/26	12,297	813,367
Series K737, Class X1, IO
0.752%(cc)	10/25/26	13,990	479,815

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series KC05, Class X1, IO
1.204%(cc)	06/25/27	6,993	$416,524
Freddie Mac Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	2,000	226,613
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	55,845	169,747
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.498%(cc)	11/16/47	16,188	391,386
Series 2013-085, Class IA, IO
0.685%(cc)	03/16/47	35,104	1,031,362
Series 2013-107, Class AD
2.694%(cc)	11/16/47	1,875	1,980,202
Series 2015-183, Class IO, IO
0.857%(cc)	09/16/57	18,275	993,466
Series 2017-008, Class IO, IO
0.646%(cc)	08/16/58	3,648	175,322
Series 2017-041, Class IO, IO
0.760%(cc)	07/16/58	3,468	193,545
Series 2017-111, Class IO, IO
0.739%(cc)	02/16/59	5,558	328,949
Series 2017-145, Class IO, IO
0.665%(cc)	04/16/57	4,672	246,457
Series 2017-157, Class IO, IO
0.570%(cc)	12/16/59	3,667	187,866
Series 2018-119, Class IO, IO
0.658%(cc)	05/16/60	2,715	165,101
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	4,988	5,262,034
Series 2015-GC30, Class B
4.169%(cc)	05/10/50	1,540	1,565,483
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	09/15/31	11,720	11,070,915
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,544	1,045,083
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.053%(cc)	01/15/47	540	565,136
Series 2015-C30, Class C
4.411%(cc)	07/15/48	3,667	3,519,148
Series 2015-C31, Class B
4.773%(cc)	08/15/48	3,600	3,801,185
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.385%(c)	07/15/34	3,984	3,724,202
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.074%(cc)	02/12/49	470	181,062
Series 2007-LD12, Class AJ
6.710%(cc)	02/15/51	18	16,958

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.155%(cc)	09/12/49		1,132	$420,855
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43		325	215,932
Series 2007-IQ13, Class AJ
5.438%	03/15/44		30	29,964
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	05/15/36		8,170	7,239,050
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 1.939%)
1.939%(c)	06/15/33		2,700	2,646,001
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		1,900	1,803,763
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.850%)
0.925%(c)	11/11/34		3,062	2,893,236
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.411%(cc)	07/15/46		569	514,644
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.480%(cc)	06/15/45		14,345	252,718
Series 2013-C14, Class D, 144A
4.106%(cc)	06/15/46		650	293,899
Series 2014-C19, Class XA, IO
1.192%(cc)	03/15/47		10,069	266,024
Series 2014-C25, Class C
4.459%(cc)	11/15/47		3,570	3,281,167

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $122,481,242)				115,767,098

CORPORATE BONDS — 39.9%
Aerospace & Defense — 1.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27		800	777,408
2.800%	03/01/27		760	732,134
3.100%	05/01/26		590	601,138
3.200%	03/01/29	(a)	1,520	1,503,007
3.250%	02/01/35		3,590	3,240,811
3.550%	03/01/38		310	271,368
3.750%	02/01/50	(a)	1,030	934,633
4.875%	05/01/25	(a)	4,220	4,602,657
5.150%	05/01/30		2,070	2,307,024
5.705%	05/01/40		1,690	1,923,764
5.805%	05/01/50		3,930	4,633,850
5.930%	05/01/60		1,270	1,491,674
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25		650	722,270

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics Corp., (continued)
3.500%	05/15/25		200	$224,033
4.250%	04/01/40		70	87,103
4.250%	04/01/50		600	775,198
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	(a)	490	622,627
5.054%	04/27/45		1,120	1,468,992
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23		240	255,252
3.550%	01/15/26		420	481,917
4.500%	05/15/36		480	622,215
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		2,100	2,269,765
3.250%	01/15/28		810	904,762
5.250%	05/01/50		830	1,196,695
Raytheon Co.,
Sr. Unsec’d. Notes
3.125%	10/15/20		1,030	1,038,181
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30		1,250	1,299,482
3.950%	08/16/25		970	1,105,075
4.125%	11/16/28		570	671,387
4.500%	06/01/42		770	956,133
Sr. Unsec’d. Notes, 144A
3.150%	12/15/24		595	643,010
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		720	720,259
8.000%	12/15/25		310	325,590

				39,409,414

Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25		350	367,968
2.850%	08/09/22		1,060	1,104,146
3.490%	02/14/22		1,010	1,054,012
3.800%	02/14/24		1,110	1,214,694
3.875%	09/16/46		570	565,502
4.400%	02/14/26		1,410	1,621,292
4.800%	02/14/29	(a)	3,790	4,418,082
5.800%	02/14/39		2,250	2,799,361
5.950%	02/14/49	(a)	2,070	2,697,260
6.200%	02/14/59		800	1,065,441
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	(a)	6,420	6,913,161
4.540%	08/15/47		2,720	2,946,637
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23		1,280	1,300,675

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23		770	$782,434
2.100%	05/01/30	(a)	840	866,278
2.500%	08/22/22		1,710	1,778,087
2.500%	11/02/22		620	647,886
2.900%	11/15/21		2,060	2,132,151
4.500%	03/20/42		240	293,499
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		990	1,221,356

				35,789,922

Airlines — 0.5%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates
6.821%	02/10/24		1,023	1,002,837
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		6,680	6,894,772
Sr. Unsec’d. Notes
2.600%	12/04/20		470	461,249
2.900%	10/28/24		170	137,440
3.400%	04/19/21		2,360	2,300,873
3.625%	03/15/22		1,130	1,069,597
3.800%	04/19/23		500	444,716
7.375%	01/15/26		2,490	2,409,123
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		1,590	1,591,621

				16,312,228

Apparel — 0.3%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		150	150,434
4.875%	05/15/26	(a)	620	624,858
5.375%	05/15/25		870	880,349
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		730	734,157
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25		710	764,916
2.750%	03/27/27		1,220	1,338,920
2.850%	03/27/30		990	1,101,613
3.250%	03/27/40		660	736,066
3.375%	03/27/50	(a)	2,280	2,623,657

				8,954,970

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		680	536,310
8.500%	04/21/23		1,080	1,141,886
9.000%	04/22/25		350	378,450

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		200	$198,000
3.339%	03/28/22		200	194,507
5.125%	06/16/25		200	199,800
5.875%	08/02/21		1,930	1,949,135
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		320	311,256
5.400%	10/02/23		550	594,961
5.950%	04/01/49	(a)	1,420	1,479,127
6.125%	10/01/25	(a)	950	1,067,396
6.250%	10/02/43		420	441,818
General Motors Financial Co., Inc.,
Gtd. Notes
2.450%	11/06/20		640	641,601
3.450%	04/10/22		490	499,082
4.250%	05/15/23		200	208,614
4.350%	01/17/27		380	395,091
4.375%	09/25/21		1,430	1,468,484

				11,705,518

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		2,151	2,210,940

Banks — 12.2%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		1,940	2,140,590
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—	(rr)	190	169,185
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27		1,430	1,510,064
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23		1,000	986,262
Sr. Unsec’d. Notes
2.746%	05/28/25		4,200	4,343,205
3.848%	04/12/23		1,200	1,275,992
4.379%	04/12/28		2,000	2,238,229
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	120	127,479
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		1,500	1,589,146
3.004%(ff)	12/20/23		2,400	2,520,843
3.419%(ff)	12/20/28		4,242	4,722,557
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,400	4,685,756
3.500%	04/19/26		2,790	3,140,156
3.593%(ff)	07/21/28		580	651,440
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26		4,270	4,279,382

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp., (continued)
3.550%(ff)	03/05/24		2,690	$2,872,180
3.824%(ff)	01/20/28		1,873	2,115,839
3.974%(ff)	02/07/30		870	1,011,278
4.000%	04/01/24	(a)	4,030	4,471,039
4.083%(ff)	03/20/51		4,520	5,608,157
4.125%	01/22/24		2,080	2,303,314
4.330%(ff)	03/15/50		1,060	1,357,304
5.000%	01/21/44		2,060	2,817,920
Sub. Notes, MTN
4.000%	01/22/25		1,839	2,033,654
4.200%	08/26/24		1,410	1,564,362
4.250%	10/22/26		240	275,026
4.450%	03/03/26		1,953	2,243,400
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25		2,490	2,575,979
Sub. Notes
3.803%(ff)	12/15/32		470	502,892
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25		730	756,643
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25		1,500	1,510,697
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.200%	07/20/20		920	920,825
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22		1,030	1,048,487
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,280	1,499,863
Sub. Notes
5.088%(ff)	06/20/30	(a)	7,560	8,587,721
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		1,840	1,880,559
3.375%	01/09/25		1,100	1,189,410
4.400%	08/14/28		6,340	7,339,735
4.705%(ff)	01/10/25	(a)	4,230	4,680,838
5.198%(ff)	01/10/30	(a)	2,630	3,215,361
Sub. Notes, 144A
4.625%	03/13/27		830	932,923
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	(a)	850	946,957
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		1,490	1,656,748
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	(a)	1,490	1,495,469
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		890	901,960
5.250%	03/07/25	(a)	740	767,588

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—	(rr)	1,510	$1,502,916
Jr. Sub. Notes, Series M
6.300%(ff)	—	(rr)	1,690	1,688,262
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	5,030	5,020,439
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24		1,480	1,508,009
2.572%(ff)	06/03/31		910	940,106
3.106%(ff)	04/08/26		1,010	1,085,342
3.668%(ff)	07/24/28		3,555	3,974,910
3.887%(ff)	01/10/28		3,575	4,023,898
4.650%	07/30/45		5,048	6,473,421
8.125%	07/15/39	(a)	309	534,903
Sub. Notes
4.050%	07/30/22		300	318,224
4.400%	06/10/25		4,050	4,527,934
4.450%	09/29/27		4,195	4,774,108
4.750%	05/18/46	(a)	350	442,691
5.300%	05/06/44		556	735,094
5.500%	09/13/25		4,930	5,845,994
6.125%	08/25/36		558	742,870
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25		920	1,035,169
4.625%	12/01/23		4,190	4,613,193
5.250%	08/04/45		1,200	1,644,841
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26		3,540	3,551,588
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		1,250	1,266,299
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25		1,040	1,124,376
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		3,860	3,910,328
4.194%(ff)	04/01/31		1,160	1,321,597
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		350	402,568
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24		200	200,457
3.244%(ff)	12/20/25		690	715,458
5.000%	01/12/22		5,080	5,333,380
5.375%	01/12/24		2,960	3,299,942
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—	(rr)	227	188,872
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22		300	307,738
3.200%	02/23/23		2,160	2,289,034
3.500%	04/01/25		1,590	1,743,671

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (The), (continued)
3.500%	11/16/26		1,930	$2,121,081
4.223%(ff)	05/01/29		946	1,096,653
4.750%	10/21/45	(a)	3,180	4,208,279
6.250%	02/01/41	(a)	6,970	10,448,226
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		720	790,766
4.000%	03/03/24		2,610	2,884,034
Sub. Notes
4.250%	10/21/25		2,180	2,453,030
5.150%	05/22/45		3,380	4,414,824
6.750%	10/01/37		3,904	5,650,080
HSBC Bank USA NA,
Sub. Notes, Series A
4.875%	08/24/20		2,290	2,304,768
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—	(a)(rr)	4,710	4,835,075
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26		2,880	2,905,900
2.848%(ff)	06/04/31		2,320	2,367,386
3.973%(ff)	05/22/30	(a)	3,570	3,965,980
4.583%(ff)	06/19/29		3,330	3,838,619
Sub. Notes
4.250%	03/14/24		1,600	1,725,118
4.250%	08/18/25	(a)	2,710	2,951,988
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		1,700	1,731,088
3.375%	01/12/23		1,380	1,415,035
Sub. Notes, 144A, MTN
5.017%	06/26/24		6,800	6,985,556
5.710%	01/15/26		300	317,574
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	(a)	3,970	4,035,846
2.083%(ff)	04/22/26		2,190	2,274,816
2.522%(ff)	04/22/31		1,210	1,277,971
2.550%	03/01/21		620	627,675
3.109%(ff)	04/22/51		570	608,109
3.540%(ff)	05/01/28		1,591	1,776,839
3.782%(ff)	02/01/28		1,804	2,039,949
4.023%(ff)	12/05/24		430	473,754
4.203%(ff)	07/23/29		1,840	2,153,078
4.250%	10/15/20		90	91,000
4.400%	07/22/20		1,230	1,232,790
4.452%(ff)	12/05/29		1,180	1,414,345
Sub. Notes
3.875%	09/10/24		10	11,072
4.250%	10/01/27		690	800,447
4.950%	06/01/45	(a)	3,790	5,156,659
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24		200	217,424
4.375%	03/22/28	(a)	1,910	2,203,576

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		1,456	$1,639,776
3.737%(ff)	04/24/24	(a)	1,520	1,638,394
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		830	880,809
3.875%	01/27/26		792	899,317
4.000%	07/23/25		1,498	1,697,714
5.500%	07/24/20		280	280,840
5.597%(ff)	03/24/51		360	543,228
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		3,690	3,834,617
3.622%(ff)	04/01/31		3,590	4,106,239
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23		1,120	1,136,410
1.500%	04/23/25		920	939,810
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21		3,650	3,767,396
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23		2,050	2,100,928
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25		1,420	1,423,092
2.150%	10/26/20		1,340	1,347,760
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		200	217,296
4.892%(ff)	05/18/29	(a)	2,791	3,288,987
Sub. Notes
5.125%	05/28/24		3,290	3,592,937
6.000%	12/19/23		2,900	3,248,317
6.125%	12/15/22		960	1,047,142
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45		560	700,517
Santander UK PLC (United Kingdom),
Sub. Notes
7.950%	10/26/29		3,368	4,513,094
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23		1,740	1,763,746
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23		2,840	2,856,803
1.150%	06/12/25	(a)	1,440	1,458,313
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	(a)	2,950	3,036,964
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22		1,680	1,711,322
Sub. Notes
7.625%	08/17/22		3,940	4,389,458

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)	6,900	$7,193,500
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		460	476,528
3.491%	05/23/23		3,760	3,931,667
4.125%	09/24/25		600	680,886
4.253%	03/23/28		3,497	3,980,553
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		4,910	5,189,778
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—	(a)(rr)	7,470	7,404,487
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	(a)	2,370	2,448,582
3.000%	10/23/26	(a)	2,648	2,882,679
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24		3,210	3,259,263
2.393%(ff)	06/02/28		6,530	6,745,777
3.750%	01/24/24		960	1,048,968
5.013%(ff)	04/04/51		8,350	11,504,503
Sub. Notes
5.606%	01/15/44		1,431	1,971,524
Sub. Notes, GMTN
4.900%	11/17/45		3,660	4,686,883
Sub. Notes, MTN
4.400%	06/14/46		520	625,872
4.650%	11/04/44		3,180	3,921,076
4.750%	12/07/46	(a)	2,050	2,624,669
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37		4,193	5,770,681
6.600%	01/15/38		2,452	3,608,213

				416,375,771

Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		140	157,014
4.700%	02/01/36		4,905	5,737,994
4.900%	02/01/46		3,220	3,905,720
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23		2,157	2,295,856
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30		610	685,353
4.000%	04/13/28		520	599,933
4.350%	06/01/40	(a)	700	800,058
4.500%	06/01/50	(a)	1,280	1,523,825
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25		1,000	1,051,228

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27	(a)	1,460	$1,496,768
2.500%	06/01/40		40	41,383
2.600%	06/01/50	(a)	590	594,932
2.950%	03/25/25		790	868,521
3.375%	03/25/27		2,010	2,304,324
4.125%	03/25/40		190	241,376
4.200%	03/25/50		2,500	3,277,893
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,270	1,390,849
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	(a)	1,140	1,147,926
Diageo Capital PLC (United Kingdom),
Gtd. Notes
4.828%	07/15/20		2,580	2,584,083
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23		1,490	1,503,377
1.625%	05/01/30		1,240	1,262,291
2.250%	03/19/25		140	149,629
2.625%	03/19/27		150	164,586
2.875%	10/15/49	(a)	390	421,271
3.625%	03/19/50		210	254,566
3.875%	03/19/60		300	379,468
4.000%	03/05/42		610	758,709

				35,598,933

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24		360	394,740
4.663%	06/15/51		301	400,538
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20		430	431,517
4.750%	03/01/46		910	1,227,151

				2,453,946

Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23		500	510,203
2.242%	02/15/25	(a)	1,240	1,271,942
2.493%	02/15/27		230	234,025
2.700%	02/15/31		660	657,222
2.722%	02/15/30		2,280	2,284,245
3.377%	04/05/40		800	777,776
3.577%	04/05/50	(a)	870	847,886

				6,583,299

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		1,420	1,456,099

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,930	$2,046,170
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		780	895,740
6.000%	11/15/21		980	1,033,898
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		1,510	1,575,368
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		2,230	2,243,617
4.441%	04/24/23		575	602,679

				9,853,571

Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27		1,033	1,002,243
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27		1,300	1,475,663
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		3,600	3,911,803
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23		1,130	1,151,429
1.650%	06/01/25	(a)	1,180	1,220,348
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	(a)	1,100	1,140,215
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		460	524,249
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	(a)	1,380	1,414,040
5.500%	07/15/25		370	379,515
6.500%	12/15/26		640	672,127
Sec’d. Notes
3.875%	11/15/27		860	859,954

				13,751,586

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25		3,240	3,303,537
2.000%	11/13/20		1,110	1,116,941
2.450%	08/04/26		2,720	2,954,615
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24	(a)	1,260	1,362,749

				8,737,842

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	03/25/25		550	$596,945
2.800%	03/25/27		230	256,206
3.550%	03/25/40	(a)	460	551,961
3.600%	03/25/50		700	877,464

				2,282,576

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		320	321,872
4.625%	10/30/20		800	803,430
5.000%	10/01/21		570	576,439
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25		970	969,117
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		5,032	5,102,802
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		491	515,330
8.625%	01/15/22		670	719,903
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43		260	322,714
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		200	249,199
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		200	182,668
5.250%	08/15/22		1,512	1,416,567
5.500%	02/15/24		460	420,937
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24		1,950	2,078,644
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A
1.500%	05/01/23		150	153,829
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25		760	847,716
4.300%	12/14/45	(a)	2,710	3,569,728

				18,250,895

Electric — 1.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48		1,017	1,185,100
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28		1,320	1,441,368
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/30	(a)	400	454,619

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc., (continued)
3.950%	04/01/50		310	$373,049
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38		1,216	1,747,733
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22		50	51,911
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26		580	586,370
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27		2,880	3,265,911
4.250%	03/15/23		3,540	3,826,550
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	(a)	1,100	1,399,316
7.375%	11/15/31		10,860	15,872,479
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30		1,050	1,068,701
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38		978	1,552,501
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22		2,170	2,173,349
2.100%	08/01/27		660	651,835
2.500%	02/01/31		840	821,254
3.300%	08/01/40		250	243,575
3.500%	08/01/50	(a)	590	570,355
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21		220	222,625
7.750%	03/01/31		4,405	6,411,347

				43,919,948

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25		930	952,103

Environmental Control — 0.2%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25		710	714,918
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		1,420	1,510,284
Waste Management, Inc.,
Gtd. Notes
3.200%	06/15/26	(a)	820	839,062
3.450%	06/15/29		600	622,560
3.500%	05/15/24		290	309,662
4.000%	07/15/39		500	516,869
4.150%	07/15/49	(a)	1,180	1,475,304
4.600%	03/01/21		440	447,431

				6,436,090

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.5%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	(a)	3,710	$3,908,932
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25		400	402,257
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		510	516,927
3.950%	07/15/25	(a)	526	560,064
4.375%	06/01/46		440	431,702
5.000%	07/15/35		270	296,890
5.000%	06/04/42		420	438,101
5.200%	07/15/45		990	1,069,430
6.750%	03/15/32		40	49,786
6.875%	01/26/39		100	124,383
Gtd. Notes, 144A
4.250%	03/01/31		320	339,066
4.625%	10/01/39		20	20,045
4.875%	10/01/49		710	735,074
5.500%	06/01/50		810	871,379
7.125%	08/01/39		20	25,565
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	(a)	800	809,954
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	(a)	1,130	1,170,749
4.875%	05/15/28		70	74,111
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		490	525,101
3.200%	04/01/30	(a)	810	920,014
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22		750	772,910
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		2,280	2,322,976
2.125%	04/13/23		400	414,239
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
3.375%	10/21/20		70	70,377

				16,870,032

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		1,138	1,323,839
4.750%	11/30/36	(a)	1,050	1,407,967
4.900%	11/30/46		1,730	2,472,164
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	(a)	1,226	1,382,897

				6,586,867

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		470	$495,205
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		470	516,557
3.650%	12/01/27		1,120	1,274,041
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)	310	312,778
4.625%	12/15/29		320	338,060
4.750%	05/15/22	(a)	1,080	1,094,112
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		160	166,514
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		440	454,905
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		250	250,112
5.875%	01/31/22		990	1,050,579
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	(a)	630	603,909
5.375%	02/01/25		330	355,093
5.375%	09/01/26	(a)	1,440	1,566,112
5.625%	09/01/28		100	111,527
5.875%	02/01/29	(a)	410	463,517
Sr. Sec’d. Notes
4.500%	02/15/27		90	100,214
5.000%	03/15/24		230	255,698
5.250%	06/15/26		180	207,012
5.500%	06/15/47		3,504	4,275,931
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22		1,050	1,104,519
3.950%	03/15/27		860	976,926
4.500%	04/01/25		240	274,335
4.625%	12/01/42		570	695,277
4.800%	03/15/47		100	128,816
4.950%	10/01/44	(a)	450	586,254
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,367	1,785,703
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		1,870	2,269,384
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		317	346,617
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26		450	458,023
2.000%	05/15/30		440	460,431
2.375%	10/15/22		180	187,633
2.700%	07/15/20		1,390	1,391,188
3.125%	05/15/60	(a)	430	458,494

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc., (continued)
3.500%	06/15/23		410	$445,606
3.750%	07/15/25		780	888,708
3.875%	08/15/59		1,050	1,282,957
4.250%	06/15/48		310	396,258
4.450%	12/15/48		240	317,175
5.700%	10/15/40		1,500	2,182,345

				30,528,525

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		880	917,362
4.750%	05/30/25		160	170,998
4.750%	11/29/27		1,730	1,876,361
5.000%	06/15/27		60	64,806
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		610	633,873

				3,663,400

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		710	728,369
Gtd. Notes, 144A
5.000%	10/01/29		100	98,757

				827,126

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		956	985,108
4.700%	04/01/26	(a)	450	471,958

				1,457,066

Insurance — 0.5%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87		636	636,000
Sr. Unsec’d. Notes
2.500%	06/30/25	(a)	770	814,596
3.750%	07/10/25		900	996,576
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		1,670	2,137,560
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		570	572,799
3.350%	05/03/26	(a)	1,000	1,136,823
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		580	582,190
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		3,610	4,309,434

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25		1,080	$1,081,544
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		520	521,693
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		3,711	4,751,324

				17,540,539

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24		1,560	1,697,924
4.200%	12/06/47	(a)	1,664	2,039,282
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25		1,710	1,721,451
1.200%	06/03/27	(a)	2,100	2,115,709
1.500%	06/03/30		1,970	1,997,277
2.500%	06/03/50	(a)	1,680	1,703,085
3.150%	08/22/27	(a)	540	616,560
3.875%	08/22/37		1,030	1,273,473
4.050%	08/22/47		1,280	1,665,338
4.250%	08/22/57		300	400,130
4.950%	12/05/44		310	440,160
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23		2,250	2,396,032
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	(a)	440	449,786
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		2,480	2,775,835
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28		3,182	3,456,476

				24,748,518

Iron/Steel — 0.2%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24		1,890	1,870,726
4.550%	03/11/26	(a)	1,200	1,212,073
6.125%	06/01/25		1,930	2,097,508
7.250%	10/15/39		460	549,326
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	(a)	1,197	1,563,274
6.875%	11/10/39		844	1,100,777

				8,393,684

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,190	$896,109

Lodging — 0.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26		360	357,644
Gtd. Notes, 144A
5.375%	05/01/25		610	609,997
5.750%	05/01/28		410	415,512
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		80	78,186
4.875%	04/01/27	(a)	1,840	1,796,256
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		190	184,411
3.200%	08/08/24		2,510	2,493,039
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		3,210	3,375,556
5.125%	08/08/25		1,600	1,740,127
5.400%	08/08/28		1,140	1,260,365
Sr. Unsec’d. Notes, 144A
3.800%	01/08/26		1,280	1,314,341

				13,625,434

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30		240	271,859
3.750%	04/15/50		1,330	1,633,992
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25		760	796,855
2.293%	04/05/27	(a)	790	824,919
2.565%	02/15/30		820	860,926

				4,388,551

Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		120	122,540
4.500%	05/01/32		1,140	1,155,230
5.000%	02/01/28		480	495,713
5.125%	05/01/27		2,510	2,596,651
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28		1,250	1,400,006
4.800%	03/01/50		360	409,635
4.908%	07/23/25		3,580	4,102,159
5.375%	04/01/38		1,490	1,807,909
5.750%	04/01/48		60	74,464
6.484%	10/23/45		500	667,710
6.834%	10/23/55		310	423,020

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		80	$96,737
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25		80	87,992
3.150%	03/01/26		630	700,274
3.250%	11/01/39		120	132,392
3.300%	04/01/27		1,240	1,389,301
3.375%	08/15/25		450	500,866
3.400%	04/01/30		700	799,955
3.400%	07/15/46		110	122,168
3.450%	02/01/50		900	1,019,003
3.750%	04/01/40		150	175,996
3.950%	10/15/25		6,590	7,548,844
3.969%	11/01/47		3,250	3,907,040
3.999%	11/01/49		377	457,741
4.000%	03/01/48		180	220,362
4.150%	10/15/28	(a)	1,060	1,269,335
4.200%	08/15/34		190	234,513
4.250%	10/15/30		500	611,699
4.250%	01/15/33		530	653,344
4.700%	10/15/48		230	307,489
5.650%	06/15/35	(a)	160	226,986
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		2,435	2,422,708
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39		2,150	2,872,844
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		1,905	1,924,603
6.550%	05/01/37		332	434,511
7.300%	07/01/38		4,520	6,237,391
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		1,400	2,098,327
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		570	615,139
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		400	410,314
Walt Disney Co. (The),
Gtd. Notes
4.500%	02/15/21		490	502,279
6.650%	11/15/37		130	194,423

				51,429,613

Mining — 1.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		630	662,072
3.750%	04/10/22		2,130	2,198,179
4.000%	09/11/27		4,476	4,784,124
4.750%	04/10/27		1,070	1,192,316

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		200	$260,975
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		1,640	2,197,976
5.750%	05/01/43		260	362,779
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22		175	181,457
5.000%	09/30/43		1,000	1,377,904
Gtd. Notes, 144A
6.750%(ff)	10/19/75		4,980	5,739,450
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	(a)	109	109,124
3.875%	03/15/23		20	20,027
4.550%	11/14/24		40	40,674
5.400%	11/14/34		120	121,053
5.450%	03/15/43		2,046	2,011,174
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42		3,697	3,986,636
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27		4,950	5,290,782
4.125%	05/30/23		50	53,370
4.125%	03/12/24		2,410	2,583,266
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		4,480	5,313,144
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40		110	116,143
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		1,450	1,542,946

				40,145,571

Miscellaneous Manufacturing — 0.5%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29		1,360	1,466,284
3.050%	04/15/30		220	248,954
3.700%	04/15/50		1,620	1,925,819
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		510	601,585
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		260	266,344
3.625%	05/01/30	(a)	520	519,441
4.250%	05/01/40		550	539,847
4.350%	05/01/50	(a)	550	544,521
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		4,245	4,902,034
6.875%	01/10/39		4,177	5,103,611

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
General Electric Co., (continued)
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		1,010	$1,131,646
6.750%	03/15/32	(a)	440	535,629

				17,785,715

Oil & Gas — 4.1%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		1,041	1,008,523
4.250%	01/15/44	(a)	3,370	2,534,528
4.375%	10/15/28	(a)	1,500	1,327,899
4.750%	04/15/43	(a)	545	436,301
5.100%	09/01/40		1,990	1,644,761
6.000%	01/15/37	(a)	578	519,062
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23		110	116,404
3.000%	02/24/50		3,900	3,839,515
3.119%	05/04/26		1,030	1,123,195
3.216%	11/28/23		2,330	2,500,410
3.410%	02/11/26	(a)	2,160	2,389,155
3.633%	04/06/30		790	893,767
3.790%	02/06/24		250	273,658
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25		3,320	3,673,256
3.535%	11/04/24		300	329,921
3.561%	11/01/21		170	176,505
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		1,520	1,563,499
1.995%	05/11/27		530	554,130
3.078%	05/11/50		170	180,376
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		4,760	4,829,813
4.375%	03/15/29		910	933,560
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		2,920	3,191,168
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	(a)	560	597,355
4.300%	08/15/28		4,470	4,904,099
4.375%	01/15/25	(a)	840	868,521
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	1,060	997,628
4.375%	01/15/28	(a)	2,910	2,569,318
4.500%	04/15/23	(a)	1,620	1,547,546
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		90	78,095
5.000%	06/15/45	(a)	5,490	4,915,479
5.600%	07/15/41		1,040	1,016,027

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	(a)	890	$860,422
5.375%	05/31/25	(a)	960	991,573
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		3,420	3,584,902
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,280	1,494,921
4.150%	01/15/26	(a)	1,210	1,392,558
4.375%	04/15/30		300	358,105
4.950%	04/15/50	(a)	390	502,042
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23		210	215,489
2.992%	03/19/25		3,320	3,606,481
3.043%	03/01/26		1,900	2,086,535
3.482%	03/19/30		1,210	1,379,282
4.114%	03/01/46		3,170	3,813,931
4.327%	03/19/50		150	187,693
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		260	294,661
6.375%	10/24/48	(a)	940	1,187,713
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	(a)	2,000	1,926,266
4.950%	08/15/47		460	413,514
5.250%	11/15/43		990	912,638
6.000%	03/01/41		310	301,898
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		3,730	3,649,911
2.700%	08/15/22	(a)	2,010	1,872,685
2.900%	08/15/24	(a)	2,970	2,538,967
3.000%	02/15/27		1,030	797,837
3.125%	02/15/22		440	423,938
3.400%	04/15/26		1,610	1,317,442
4.100%	02/15/47		2,030	1,368,492
4.200%	03/15/48		790	535,731
4.400%	04/15/46		480	334,754
4.625%	06/15/45		1,570	1,105,058
4.850%	03/15/21		1,346	1,346,538
5.550%	03/15/26	(a)	1,280	1,165,157
6.450%	09/15/36		1,590	1,369,845
6.600%	03/15/46	(a)	1,320	1,149,812
7.500%	05/01/31		190	176,683
7.875%	09/15/31		4,163	3,937,948
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		9,469	9,859,068
6.125%	01/17/22	(a)	435	454,978
6.900%	03/19/49		2,260	2,380,163
7.250%	03/17/44	(a)	2,950	3,217,535
7.375%	01/17/27		1,060	1,179,174

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	(a)	2,424	$2,128,589
5.500%	06/27/44		1,270	902,006
6.375%	01/23/45	(a)	1,360	1,014,694
6.625%	06/15/35		310	252,436
Gtd. Notes, MTN
6.875%	08/04/26		1,900	1,795,612
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		520	497,772
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	490	369,811
5.000%	03/15/23	(a)	1,240	1,057,621
5.875%	07/01/22		38	35,136
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	(a)	520	564,126
2.875%	05/10/26		1,730	1,896,521
3.250%	04/06/50	(a)	2,540	2,731,644
4.375%	05/11/45		2,010	2,488,426
4.550%	08/12/43		1,010	1,265,670
6.375%	12/15/38	(a)	1,363	2,038,700
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,880	2,073,844
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30		240	211,938
5.250%	10/15/27		440	411,552

				138,961,912

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27		1,564	1,671,462
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25		42	45,263
7.450%	09/15/39	(a)	2,413	3,051,545
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		1,318	1,418,113

				6,186,383

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		650	665,518
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		430	422,024
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	(a)	610	613,584

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23		370	$393,871

				2,094,997

Pharmaceuticals — 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,500	1,658,400
3.750%	11/14/23		260	284,032
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22		6,390	6,610,291
2.600%	11/21/24		1,420	1,506,336
2.950%	11/21/26		1,340	1,455,667
3.200%	11/21/29		4,010	4,400,009
3.450%	03/15/22		1,160	1,206,725
3.800%	03/15/25	(a)	1,980	2,198,769
4.250%	11/21/49		150	181,340
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		520	563,664
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		1,190	1,196,639
9.000%	12/15/25		680	733,382
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		50	51,228
7.000%	03/15/24		290	300,656
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28		1,222	1,580,481
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		2,900	3,125,267
3.734%	12/15/24		776	853,692
4.685%	12/15/44		509	625,466
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21		1,350	1,376,093
2.600%	05/16/22		620	643,906
2.900%	07/26/24		1,110	1,200,483
3.400%	07/26/29		1,430	1,650,517
3.550%	08/15/22		920	977,574
3.875%	08/15/25		1,650	1,878,142
5.000%	08/15/45		3,520	4,901,383
5.250%	08/15/43		130	186,856
Cigna Corp.,
Gtd. Notes
3.400%	09/17/21		1,160	1,198,358
3.750%	07/15/23		2,780	3,018,143
4.125%	11/15/25		890	1,020,714
4.375%	10/15/28		1,240	1,466,990
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		2,440	2,545,802
3.350%	03/09/21		558	568,720
3.625%	04/01/27	(a)	370	415,888

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp., (continued)
3.700%	03/09/23		4,670	$5,011,716
3.750%	04/01/30		920	1,057,773
3.875%	07/20/25		876	983,802
4.100%	03/25/25		4,570	5,166,910
4.125%	04/01/40	(a)	380	448,171
4.250%	04/01/50		120	144,349
4.300%	03/25/28		3,261	3,812,484
5.050%	03/25/48		2,210	2,886,091
5.125%	07/20/45		820	1,057,978
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		617	695,952
6.943%	01/10/30		564	666,974
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		120	125,167
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37		1,000	1,204,458
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26		1,640	1,636,255
1.450%	06/24/30		970	969,329
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25	(a)	1,950	1,958,062
1.700%	05/28/30		1,260	1,280,995
2.625%	04/01/30	(a)	1,080	1,188,069
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		500	480,001
3.650%	11/10/21		540	536,105
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		770	767,115
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		3,460	3,395,847
2.800%	07/21/23		2,550	2,410,171
3.150%	10/01/26		980	872,484
Gtd. Notes, 144A
7.125%	01/31/25	(a)	2,050	2,175,015

				92,512,886

Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		1,000	1,190,038
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		740	735,828
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	(a)	580	619,624
3.302%	01/15/35	(a)	3,090	3,401,286

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		380	$342,031
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		820	838,851
3.750%	05/15/30	(a)	4,520	4,475,096
4.950%	06/15/28		580	624,258
5.250%	04/15/29	(a)	390	425,682
6.250%	04/15/49		270	287,702
7.500%	07/01/38		395	465,683
Jr. Sub. Notes, Series F
6.750%(ff)	—	(rr)	1,230	1,044,661
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		70	74,949
5.875%	03/01/22		750	791,019
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		1,660	1,740,769
3.700%	01/31/51	(a)	890	931,280
3.950%	01/31/60		740	770,541
4.150%	10/16/28		4,660	5,316,143
4.200%	01/31/50		800	892,399
4.800%	02/01/49		210	250,538
4.850%	03/15/44		310	359,947
7.550%	04/15/38		310	430,773
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25		560	624,461
4.300%	03/01/28	(a)	690	781,620
5.550%	06/01/45		440	534,279
Gtd. Notes, GMTN
7.750%	01/15/32	(a)	2,663	3,740,837
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		2,090	2,089,113
4.700%	04/15/48		250	250,614
4.800%	02/15/29	(a)	1,590	1,769,342
4.875%	12/01/24	(a)	1,450	1,609,027
4.875%	06/01/25		1,520	1,696,291
5.500%	02/15/49	(a)	1,590	1,761,282
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		530	417,359
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	(a)	2,150	3,107,465
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		140	135,111
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		460	440,742
5.375%	02/01/27		160	154,357
5.875%	04/15/26	(a)	220	218,641
6.500%	07/15/27	(a)	420	424,758

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., (continued)
6.875%	01/15/29	(a)	1,030	$1,079,126
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	(a)	3,620	3,716,928
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		2,670	3,482,238
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.161%(c)	01/13/23		470	430,542
Sr. Unsec’d. Notes
3.100%	02/01/25		1,320	1,255,451
4.050%	02/01/30	(a)	5,580	5,367,428
4.500%	03/01/28	(a)	320	300,800
5.250%	02/01/50		800	692,763
5.500%	08/15/48		130	106,005
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		370	391,235
3.750%	06/15/27		170	181,332
4.850%	03/01/48	(a)	490	534,943
7.750%	06/15/31		1,320	1,654,350
7.875%	09/01/21		733	787,887
8.750%	03/15/32		210	306,313
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		1,711	2,187,938

				68,239,676

Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		30	32,629
5.375%	04/15/26		260	284,116
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	(a)	711	785,669
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		2,750	2,824,156

				3,926,570

Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)	2,250	2,251,824
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	(a)	2,200	2,251,457
1.600%	04/20/30	(a)	1,280	1,292,998
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23		140	149,411
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		1,630	1,783,983

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (The), (continued)
2.700%	04/15/30		740	$813,063
3.300%	04/15/40		850	959,740
3.350%	04/15/50		2,470	2,839,808
3.900%	12/06/28		150	178,805
3.900%	06/15/47		140	170,283
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		490	601,359
5.000%	04/15/40	(a)	430	558,218
5.125%	04/15/50		1,610	2,222,267
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25		200	205,147
3.300%	07/01/25	(a)	840	934,057
3.375%	05/26/25	(a)	610	676,566
3.500%	03/01/27		2,020	2,282,640
3.500%	07/01/27		340	386,201
3.600%	07/01/30		690	794,700
3.625%	09/01/49		150	165,718
3.700%	01/30/26	(a)	1,110	1,260,699
3.800%	04/01/28		680	797,774
4.200%	04/01/50		1,270	1,537,097
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	(a)	1,410	1,508,202
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25		820	911,481
3.750%	04/15/27		270	308,779
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23		440	477,694
3.550%	06/26/25	(a)	420	475,511
3.700%	06/26/28		1,040	1,227,677

				30,023,159

Semiconductors — 0.7%
Broadcom, Inc.,
Gtd. Notes, 144A
2.250%	11/15/23		2,050	2,117,813
3.150%	11/15/25		2,480	2,636,275
4.700%	04/15/25		2,850	3,209,132
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25		750	853,338
4.600%	03/25/40		210	278,702
4.750%	03/25/50		3,560	5,012,471
4.950%	03/25/60		950	1,394,834
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		1,210	1,257,477
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30		540	600,548
3.500%	04/01/40	(a)	1,020	1,188,681
3.500%	04/01/50	(a)	2,910	3,329,254

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
NVIDIA Corp., (continued)
3.700%	04/01/60		750	$890,069
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		800	840,473
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		800	813,054

				24,422,121

Software — 0.5%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	(a)	7,380	8,051,671
2.525%	06/01/50		130	134,458
2.675%	06/01/60		104	108,496
2.700%	02/12/25		800	872,388
2.875%	02/06/24		3,240	3,496,468
3.300%	02/06/27		670	764,950
3.450%	08/08/36		130	156,750
3.950%	08/08/56		496	639,834
4.100%	02/06/37	(a)	220	283,621
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23		1,490	1,598,641

				16,107,277

Telecommunications — 1.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		5,170	5,383,814
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27		2,250	2,329,494
3.000%	02/15/22		910	947,549
3.400%	05/15/25		2,850	3,127,733
4.350%	06/15/45		1,690	1,890,454
6.000%	08/15/40		1,104	1,478,175
6.250%	03/29/41		770	1,044,717
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		470	672,245
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		880	1,015,089
7.875%	09/15/23		590	665,170
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	530	554,656
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48		2,000	2,418,858
5.213%	03/08/47		170	213,515
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		40	40,241
6.000%	04/15/24		30	30,610

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc., (continued)
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		5,380	$5,867,768
3.750%	04/15/27		250	277,020
3.875%	04/15/30		2,760	3,065,631
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		730	794,249
3.376%	02/15/25		2,351	2,616,400
3.500%	11/01/24		240	265,342
3.850%	11/01/42		550	652,561
3.875%	02/08/29	(a)	360	425,194
4.000%	03/22/50		380	483,877
4.125%	03/16/27	(a)	2,490	2,922,522
4.125%	08/15/46		650	805,702
4.329%	09/21/28		944	1,136,214
4.400%	11/01/34		340	421,343
4.500%	08/10/33		2,100	2,630,940
4.522%	09/15/48		570	753,734
4.862%	08/21/46		1,391	1,885,335
5.250%	03/16/37		2,590	3,516,340
5.500%	03/16/47		200	294,929
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	(a)	3,095	3,675,067

				54,302,488

Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27		1,200	1,271,642
2.400%	02/05/30		1,690	1,798,730
3.750%	07/15/25		1,050	1,187,065
3.750%	02/05/70		1,700	1,906,948
3.950%	09/10/28		250	296,628
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	(a)	710	710,884

				7,171,897

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.750%	11/15/23	(a)	390	374,915

TOTAL CORPORATE BONDS (cost $1,260,717,155)				1,362,790,583

MUNICIPAL BOND — 0.0%
Missouri
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.229%	05/15/50		1,000	1,171,500

(cost $1,000,000)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
3.394%(cc)	09/25/35		200	158,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.640% (Cap 11.000%, Floor 0.640%)
0.825%(c)	07/25/35	2,477	$2,438,975
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
0.350%(c)	09/29/36	2,624	2,597,701
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
4.257%(cc)	09/25/33	89	83,233
Series 2005-H, Class 2A1
4.089%(cc)	09/25/35	56	50,967
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.600%)
1.085%(c)	11/25/34	10,169	10,000,177
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 0.600%)
1.285%(c)	10/25/33	133	126,958
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
3.885%(cc)	11/20/34	64	61,694
Credit Suisse Commercial Mortgage Trust,
Series 2019-RIO, Class A
4.764%	12/15/21	16,150	14,727,745
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
0.588%(cc)	04/27/36	2,123	2,105,246
Series 2015-02R, Class 7A1, 144A
3.482%(cc)	08/27/36	2,174	2,144,547
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	19,654	20,359,799
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.665%(cc)	04/15/36	26,343	5,509,443
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.435%(c)	10/25/23	5,529	4,986,476
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.585%(c)	01/25/24	10,540	9,279,198
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.785%(c)	05/25/24	9,575	8,373,023
Fannie Mae Interest Strip,
Series 409, Class C01, IO
3.000%	11/25/26	1,212	68,480
Series 409, Class C02, IO
3.000%	04/25/27	1,383	77,677
Series 409, Class C13, IO
3.500%	11/25/41	1,302	153,529
Series 409, Class C22, IO
4.500%	11/25/39	1,171	175,272

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.535%(c)	05/25/34	315	$314,795
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.296%(c)	04/25/40	903	174,867
Series 2010-123, Class PM
4.000%	07/25/40	5,325	5,680,656
Series 2010-150, Class SK, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
6.346%(c)	01/25/41	867	215,487
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.516%(c)	10/25/26	823	103,212
Series 2012-028, Class B
6.500%	06/25/39	91	100,139
Series 2012-046, Class BA
6.000%	05/25/42	757	889,518
Series 2012-051, Class B
7.000%	05/25/42	301	372,006
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.466%(c)	02/25/41	85	7,026
Series 2012-074, Class OA, PO
0.314%(s)	03/25/42	81	77,170
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.466%(c)	03/25/42	932	181,430
Series 2012-075, Class AO, PO
0.314%(s)	03/25/42	122	115,656
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.416%(c)	07/25/42	67	13,818
Series 2012-118, Class CI, IO
3.500%	12/25/39	1,086	38,329
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	12/25/42	481	92,537
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	12/25/42	595	112,466
Series 2013-009, Class BC
6.500%	07/25/42	1,004	1,221,060
Series 2013-009, Class CB
5.500%	04/25/42	2,624	3,031,722
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	03/25/42	3,932	708,972
Series 2013-026, Class HI, IO
3.000%	04/25/32	1,438	54,321
Series 2013-073, Class IA, IO
3.000%	09/25/32	6,638	497,981
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	09/25/41	3,136	460,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-055, Class IO, IO
2.834%(cc)	08/25/55	1,381	$69,306
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	08/25/45	644	165,240
Series 2020-047, Class GZ
2.000%	07/25/50^	1,300	1,310,143
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	4,800	4,933,738
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,433	1,711,508
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	2,854	3,254,653
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
6.105%(c)	11/15/36	324	67,280
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.845%(c)	09/15/37	873	191,220
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
6.045%(c)	01/15/40	152	35,271
Series 3639, Class EY
5.000%	02/15/30	1,062	1,176,395
Series 3768, Class MB
4.000%	12/15/39	4,806	5,019,296
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.765%(c)	10/15/41	2,997	520,410
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.865%(c)	08/15/39	771	159,375
Series 4119, Class IN, IO
3.500%	10/15/32	932	95,885
Series 4146, Class DI, IO
3.000%	12/15/31	3,750	235,086
Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.015%(c)	05/15/39	566	34,995
Series 4194, Class BI, IO
3.500%	04/15/43	1,164	116,592
Series 4210, Class Z
3.000%	05/15/43	3,027	3,123,510
Series 4239, Class IO, IO
3.500%	06/15/27	3,762	248,518
Series 4415, Class IO, IO
3.371%(cc)	04/15/41	1,033	62,701
Series 4813, Class CJ
3.000%	08/15/48	2,028	2,101,013
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	606	45,586

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.435%(c)	07/25/29	16,650	$16,795,423
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	02/25/50	12,380	11,737,531
Government National Mortgage Assoc.,
Series 2010-31, Class GS, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
6.310%(c)	03/20/39	50	1,013
Series 2010-42, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.290%(c)	04/20/40	131	27,462
Series 2010-76, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.360%(c)	06/20/40	2,339	557,203
Series 2010-85, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.460%(c)	01/20/40	161	14,869
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.174%(c)	06/20/60	5,056	5,122,270
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.653%(c)	08/20/58	485	482,619
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	03/20/42	1,802	429,758
Series 2012-066, Class CI, IO
3.500%	02/20/38	969	32,433
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.005%(c)	10/16/42	1,363	310,750
Series 2012-43, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.405%(c)	04/16/42	929	237,663
Series 2012-98, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.905%(c)	08/16/42	849	178,742
Series 2013-069, Class AI, IO
3.500%	05/20/43	1,098	144,381
Series 2014-05, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.955%(c)	06/16/43	1,177	153,220
Series 2018-37, Class QA
2.750%	03/20/48	1,096	1,151,952
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.603%(c)	02/20/68	984	977,770
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.603%(c)	05/20/68	1,630	1,620,049
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.603%(c)	05/20/68	751	745,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.603%(c)	07/20/68	1,152	$1,143,216
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
2.224%(c)	10/20/68	6,590	6,573,847
Series 2019-090, Class AB
3.000%	07/20/49	4,285	4,488,155
Series 2019-123, Class A
3.000%	10/20/49	1,955	2,101,652
Series 2020-47, Class MI, IO
3.500%	04/20/50	2,286	384,091
Series 2020-47, Class NI, IO
3.500%	04/20/50	796	140,030
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.440%(c)	04/20/70	2,454	2,520,130
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.385%(c)	10/25/45	148	127,158
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
0.415%(c)	04/25/36	76	80,958
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	153	159,336
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.380%)
0.954%(c)	01/19/35	111	98,506
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.385%(c)	10/25/36	680	606,949
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
4.466%(cc)	08/25/35	327	316,357
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,669	1,353,790
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	12,094	12,333,800
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
0.635%(c)	09/25/34	310	303,980
Merrill Lynch Mortgage Investors Trust Series MLCC,
Series 2006-01, Class 2A1
3.339%(cc)	02/25/36	149	141,574
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
3.186%(cc)	07/25/34	208	200,380
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
0.885%(c)	12/25/35	838	624,168

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,488	$1,475,642
New Residential Mortgage Loan Trust,
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	8,176	8,799,284
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 0.570%)
1.255%(c)	02/25/35	3,499	3,493,928
Series 2006-AF01, Class 2A
4.173%(cc)	06/25/36	681	563,644
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.934%(c)	05/27/23	13,773	11,989,225
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	81	65,043
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.635%(c)	01/25/37	558	199,013
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,721	979,250
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.913%(cc)	06/25/21	113	105,009
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	8,365,855
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	10,954,032
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	7,636,384
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42	456	464,952
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.485%(c)	09/25/34	260	235,824
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
3.948%(cc)	08/20/35	35	33,072
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
4.275%(cc)	09/25/33	108	103,139
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490% (Cap 10.500%, Floor 0.490%)
0.675%(c)	10/25/45	1,985	1,861,504

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
4.018%(cc)	04/25/36			32	$29,294

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $255,546,717)					254,392,467

SOVEREIGN BONDS — 7.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22			3,560	3,679,774
3.125%	09/30/49			8,960	9,349,048
Argentine Bonos del Tesoro (Argentina),
Unsec’d. Notes
18.200%	10/03/21		ARS	105,350	760,681
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%	12/31/38			9,380	3,672,499
6.875%	01/11/48			6,090	2,363,064
7.125%	07/06/36			5,650	2,199,105
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29			800	712,363
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27			2,100	2,227,267
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21		BRL	69,334	13,236,538
10.000%	01/01/23		BRL	38,299	7,996,065
10.000%	01/01/27		BRL	5,694	1,238,191
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23			670	684,138
4.625%	01/13/28	(a)		2,340	2,455,688
5.000%	01/27/45			5,190	4,989,741
5.625%	01/07/41	(a)		3,850	3,999,985
5.625%	02/21/47			6,910	7,206,754
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25		CNH	12,500	1,832,377
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44			2,540	3,049,121
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28			410	436,287
4.350%	01/11/48			3,430	3,860,393
4.875%	05/05/21			1,067	1,099,006
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47			2,720	3,402,974
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22			270	280,469
4.750%	07/18/47	(a)		400	470,527
5.125%	01/15/45			2,520	3,093,630
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22			4,030	4,186,253

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30			1,150	$1,266,296
3.875%	07/03/50			630	749,355
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24			1,050	1,066,388
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28			670	660,987
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27			3,290	3,673,876
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47		MXN	824,650	40,337,407
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34		MXN	144,520	7,164,712
7.750%	11/13/42		MXN	329,844	15,738,202
8.500%	05/31/29		MXN	230,730	11,901,022
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48			520	537,275
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10			1,070	1,186,341
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30			1,280	1,196,415
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27			1,140	1,080,202
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56			1,270	1,557,635
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31			1,360	1,450,093
5.625%	11/18/50	(a)		1,880	2,966,944
6.550%	03/14/37			150	227,961
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23			1,520	624,251
7.875%	06/15/27			1,310	539,748
9.125%	03/16/24			160	66,152
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29			3,460	3,980,828
4.400%	04/16/50			390	485,113
4.817%	03/14/49			3,050	4,030,390
5.103%	04/23/48			525	716,882
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24			4,060	4,510,231
Russian Federal Bond — OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27		RUB	458,000	7,424,814
Bonds, Series 6211
7.000%	01/25/23		RUB	170,630	2,530,346
Bonds, Series 6212
7.050%	01/19/28		RUB	593,212	9,095,686

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 6215
7.000%	08/16/23		RUB	465,330	$6,967,924
Bonds, Series 6219
7.750%	09/16/26		RUB	79,640	1,261,681
Bonds, Series 6224
6.900%	05/23/29		RUB	782,770	11,908,564
Bonds, Series 6225
7.250%	05/10/34		RUB	43,690	681,721
Bonds, Series 6228
7.650%	04/10/30		RUB	731,870	11,668,372
Bonds, Series 6230
7.700%	03/16/39		RUB	406,810	6,690,038
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		970	1,242,415

TOTAL SOVEREIGN BONDS (cost $281,744,066)					255,668,205

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.5%
Federal Home Loan Mortgage Corp.
3.000%	02/01/38			279	293,507
3.000%	04/01/38			210	221,048
3.000%	01/01/47			1,589	1,717,332
3.000%	01/01/47			2,684	2,869,241
3.000%	09/01/48			165	178,416
3.000%	09/01/49			4,619	4,990,237
3.000%	01/01/50			297	317,375
3.000%	01/01/50			878	937,480
3.000%	03/01/50			193	203,597
3.000%	03/01/50			391	414,343
3.500%	10/01/42			1,923	2,076,272
3.500%	11/01/42			36	39,198
3.500%	03/01/43			2,057	2,221,364
3.500%	02/01/44			806	870,542
3.500%	06/01/46			61	66,541
3.500%	07/01/47			678	740,633
3.500%	12/01/47			897	980,594
4.000%	03/01/42			1,270	1,395,647
4.000%	10/01/42			2,718	2,964,157
4.000%	04/01/43			1,170	1,275,864
4.000%	05/01/43			87	98,679
4.000%	06/01/43			72	78,327
4.000%	06/01/43			81	90,983
4.000%	06/01/43			84	93,831
4.000%	06/01/43			104	117,221
4.000%	06/01/43			117	129,062
4.000%	07/01/43			449	503,251
4.000%	07/01/43			484	547,970
4.000%	08/01/43			598	651,111
4.000%	03/01/44			1,229	1,349,913
4.000%	07/01/44			400	438,712
4.000%	02/01/45			630	675,794
4.000%	05/01/45			205	221,321
4.000%	01/01/46			1,177	1,270,359
4.000%	03/01/46			1,055	1,136,612
4.000%	05/01/46			1,304	1,407,232
4.000%	07/01/46			1,050	1,121,887
4.000%	12/01/47			3,882	4,130,099

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/48	4,570	$4,877,889
4.500%	09/01/23	70	74,747
4.500%	08/01/24	69	73,885
4.500%	12/01/43	1,623	1,801,867
4.500%	03/01/44	1,549	1,718,436
4.500%	04/01/44	94	101,308
4.500%	04/01/44	465	503,957
4.500%	04/01/44	585	648,546
4.500%	04/01/44	611	689,827
4.500%	04/01/44	643	711,979
4.500%	04/01/44	678	754,290
4.500%	04/01/44	992	1,141,802
4.500%	04/01/44	1,006	1,143,214
4.500%	04/01/44	3,533	4,002,370
4.500%	09/01/46	410	446,202
4.500%	02/01/47	92	99,498
4.500%	03/01/47	98	106,411
4.500%	05/01/47	157	169,252
4.500%	04/01/48	1,635	1,789,052
4.500%	08/01/48	827	889,385
4.500%	09/01/48	2,553	2,744,041
4.500%	01/01/49	3,433	3,731,350
4.500%	03/01/49	708	767,599
4.500%	04/01/49	1,098	1,201,671
4.500%	07/01/49	1,652	1,790,187
4.500%	02/01/50	464	502,333
4.500%	03/01/50	897	966,494
5.000%	09/01/20	30	31,049
5.000%	05/01/23	116	122,011
5.000%	07/01/25	57	62,624
5.000%	06/01/26	505	530,473
5.000%	05/01/36	25	29,081
5.000%	03/01/38	333	381,366
5.000%	06/01/41	189	216,443
5.000%	05/01/48	467	510,852
5.000%	06/01/48	38	43,558
5.000%	10/01/48	305	333,573
5.000%	10/01/48	1,259	1,376,456
5.000%	11/01/48	1,246	1,361,365
5.000%	01/01/49	4,776	5,214,294
5.000%	03/01/50	4,611	5,033,910
5.500%	12/01/38	239	274,051
5.500%	12/01/38	572	656,036
6.500%	09/01/39	218	253,790
6.500%	09/01/39	586	668,887
7.000%	03/01/39	209	244,744
Federal National Mortgage Assoc.
1.850%	04/01/32	500	527,716
1.950%	04/01/32	400	422,075
2.000%	TBA	22,000	22,502,734
2.000%	TBA	52,900	54,712,239
2.060%	03/01/30	500	538,811
2.060%	03/01/30	598	643,003
2.240%	10/01/31	500	541,805
2.260%	02/01/30	600	650,693
2.300%	02/01/30	400	434,065
2.320%	02/01/32	500	546,615
2.500%	TBA	31,400	32,721,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.765%	08/01/31	443	$497,008
2.765%	08/01/31	600	673,149
2.765%	08/01/31	800	897,532
2.765%	08/01/31	900	1,009,723
2.770%	08/01/31	1,400	1,571,342
2.790%	08/01/29	4,700	5,272,592
2.850%	08/01/31	1,530	1,729,568
2.870%	07/01/31	300	340,586
2.870%	08/01/31	800	905,241
3.000%	12/01/37	268	283,444
3.000%	09/01/42	3,390	3,685,926
3.000%	12/01/42	42	45,081
3.000%	12/01/42	58	61,684
3.000%	01/01/43	24	26,097
3.000%	01/01/43	43	45,922
3.000%	01/01/43	85	91,048
3.000%	01/01/43	165	175,755
3.000%	01/01/43	241	257,895
3.000%	01/01/43	611	652,341
3.000%	01/01/43	788	841,841
3.000%	02/01/43	97	103,520
3.000%	07/01/46	3,939	4,209,080
3.000%	08/01/46	68	71,743
3.000%	09/01/46	66	70,028
3.000%	09/01/46	133	140,277
3.000%	10/01/46	70	74,057
3.000%	08/01/49	96	104,446
3.000%	08/01/49	560	609,080
3.000%	01/01/50	388	417,146
3.000%	01/01/50	595	638,639
3.000%	06/01/50	2,497	2,644,306
3.000%	06/01/50	3,749	3,978,230
3.040%	06/01/29	1,000	1,137,205
3.070%	01/01/29	660	749,282
3.160%	05/01/29	957	1,094,278
3.240%	05/01/29	400	461,074
3.260%	05/01/29	730	843,354
3.500%	09/01/42	1,032	1,114,100
3.500%	12/01/42	479	518,279
3.500%	01/01/43	5,089	5,494,043
3.500%	03/01/43	3,386	3,661,357
3.500%	04/01/43	2,376	2,598,012
3.500%	04/01/43	2,467	2,739,424
3.500%	06/01/43	2,649	2,941,795
3.500%	06/01/43	2,674	2,969,508
3.500%	07/01/43	3,623	4,023,680
3.500%	02/01/45	475	513,142
3.500%	12/01/45	900	977,841
3.500%	01/01/46	869	944,092
3.500%	01/01/46	895	978,387
3.500%	12/01/46	4,449	4,771,387
3.500%	01/01/47	18	19,170
3.500%	09/01/47	2,172	2,302,160
3.500%	11/01/47	3,525	3,850,289
3.500%	01/01/48	1,910	2,022,055
3.500%	12/01/49	759	805,724
3.500%	02/01/50	11,978	12,733,337
3.500%	04/01/50	12,417	13,220,020

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/01/57	13,796	$15,005,505
4.000%	10/01/40	2,225	2,441,235
4.000%	01/01/42	2,983	3,263,741
4.000%	04/01/42	158	173,292
4.000%	07/01/42	2,045	2,245,686
4.000%	10/01/42	1,210	1,317,585
4.000%	11/01/42	2,382	2,594,636
4.000%	12/01/42	126	138,035
4.000%	12/01/42	188	206,951
4.000%	12/01/42	974	1,070,348
4.000%	04/01/43	185	206,889
4.000%	06/01/43	44	48,937
4.000%	06/01/43	46	51,524
4.000%	06/01/43	75	83,797
4.000%	06/01/43	76	83,394
4.000%	06/01/43	97	108,887
4.000%	06/01/43	125	140,571
4.000%	06/01/43	131	145,977
4.000%	06/01/43	153	171,941
4.000%	06/01/43	192	212,570
4.000%	06/01/43	204	230,239
4.000%	06/01/43	213	238,558
4.000%	06/01/43	233	257,846
4.000%	06/01/43	417	467,489
4.000%	06/01/43	507	556,422
4.000%	07/01/43	53	58,333
4.000%	07/01/43	440	483,480
4.000%	07/01/43	633	709,611
4.000%	07/01/43	753	833,086
4.000%	01/01/45	1,368	1,512,818
4.000%	02/01/45	3,039	3,436,404
4.000%	02/01/56	10,398	11,501,625
4.000%	06/01/57	1,191	1,313,234
4.500%	04/01/31	328	358,460
4.500%	05/01/31	1,025	1,118,653
4.500%	06/01/31	357	389,268
4.500%	11/01/31	460	504,770
4.500%	12/01/31	108	118,608
4.500%	12/01/31	517	566,823
4.500%	12/01/39	4	4,633
4.500%	09/01/41	418	463,128
4.500%	10/01/41	201	223,351
4.500%	10/01/41	227	246,526
4.500%	10/01/41	628	698,623
4.500%	09/01/42	63	69,512
4.500%	09/01/43	53	58,100
4.500%	09/01/43	87	95,149
4.500%	09/01/43	706	783,749
4.500%	10/01/43	1	1,586
4.500%	10/01/43	18	19,505
4.500%	10/01/43	58	63,530
4.500%	10/01/43	124	138,422
4.500%	10/01/43	449	499,743
4.500%	10/01/43	586	649,752
4.500%	11/01/43	42	46,447
4.500%	11/01/43	210	233,972
4.500%	11/01/43	420	465,648
4.500%	12/01/43	7	7,814

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/43	337	$375,246
4.500%	12/01/43	508	563,458
4.500%	01/01/44	256	285,149
4.500%	01/01/44	339	376,626
4.500%	01/01/44	350	397,973
4.500%	01/01/44	386	438,319
4.500%	01/01/44	2,027	2,301,654
4.500%	02/01/44	46	51,518
4.500%	02/01/44	66	70,585
4.500%	02/01/44	160	175,444
4.500%	02/01/44	188	208,902
4.500%	02/01/44	647	734,753
4.500%	02/01/44	1,226	1,384,940
4.500%	03/01/44	119	132,238
4.500%	03/01/44	315	350,312
4.500%	04/01/44	16	17,632
4.500%	04/01/44	78	86,190
4.500%	04/01/44	311	348,655
4.500%	04/01/44	347	391,716
4.500%	04/01/44	570	647,034
4.500%	04/01/44	671	746,990
4.500%	04/01/44	928	1,067,633
4.500%	05/01/44	40	44,437
4.500%	05/01/44	117	126,546
4.500%	05/01/44	121	134,534
4.500%	05/01/44	811	885,690
4.500%	06/01/44	119	131,268
4.500%	08/01/44	27	29,576
4.500%	01/01/45	176	202,648
4.500%	04/01/48	3,636	3,904,117
4.500%	05/01/48	156	170,425
4.500%	06/01/48	1,643	1,815,111
4.500%	07/01/48	2,022	2,219,311
4.500%	07/01/48	2,925	3,189,878
4.500%	08/01/48	1,453	1,561,260
4.500%	08/01/48	3,576	3,946,487
4.500%	09/01/48	1,104	1,186,230
4.500%	10/01/48	1,781	1,914,140
4.500%	10/01/48	2,594	2,848,204
4.500%	11/01/48	1,674	1,850,316
4.500%	12/01/48	746	812,604
4.500%	12/01/48	1,222	1,324,038
4.500%	12/01/48	1,458	1,582,803
4.500%	01/01/49	1,162	1,262,295
4.500%	02/01/49	778	847,788
4.500%	02/01/49	6,859	7,451,389
4.500%	05/01/49	2,845	3,062,126
4.500%	10/01/49	2,015	2,186,616
4.500%	11/01/49	96	103,532
4.500%	03/01/50	758	817,464
4.500%	04/01/56	2,674	2,982,424
4.500%	09/01/57	3,939	4,405,651
5.000%	07/01/33	152	173,880
5.000%	09/01/33	176	201,229
5.000%	10/01/35	509	583,468
5.000%	08/01/38	2,485	2,849,462
5.000%	01/01/39	13	14,891
5.000%	12/01/39	13	14,476

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/01/40	20	$22,608
5.000%	05/01/40	32	35,922
5.000%	06/01/40	88	100,653
5.000%	07/01/40	27	30,551
5.000%	11/01/40	805	924,961
5.000%	01/01/41	94	106,361
5.000%	02/01/41	28	30,336
5.000%	04/01/41	129	146,702
5.000%	05/01/41	159	182,662
5.000%	05/01/41	219	251,185
5.000%	05/01/41	258	296,679
5.000%	05/01/41	332	378,508
5.000%	05/01/41	1,179	1,355,501
5.000%	06/01/41	166	190,289
5.000%	05/01/48	775	847,828
5.000%	08/01/48	593	647,539
5.000%	11/01/48	2,163	2,365,508
5.000%	11/01/48	2,837	3,100,121
5.000%	09/01/49	183	199,786
5.000%	12/01/49	83	91,242
5.000%	12/01/49	275	299,608
5.500%	11/01/28	26	28,461
5.500%	09/01/36	595	682,090
5.500%	03/01/37	11	12,715
5.500%	04/01/37	4	4,483
5.500%	05/01/37	278	319,256
5.500%	03/01/38	14	15,789
5.500%	06/01/38	226	249,035
5.500%	08/01/38	361	412,974
5.500%	05/01/40	24	27,791
5.500%	09/01/56	4,218	4,706,533
6.000%	04/01/33	100	115,866
6.000%	02/01/34	16	18,755
6.000%	11/01/35	185	215,580
6.000%	08/01/37	20	23,000
6.000%	08/01/37	382	445,764
6.000%	09/01/37	84	97,550
6.500%	05/01/40	3,483	4,037,738
7.000%	04/01/37	205	245,668
7.000%	02/01/39	453	524,356
7.000%	02/01/39	777	900,043
Government National Mortgage Assoc.
2.500%	TBA	23,300	24,516,879
3.000%	09/15/42	1,688	1,801,485
3.000%	10/15/42	2,084	2,211,772
3.000%	10/15/42	5,338	5,665,593
3.000%	11/15/42	3	3,216
3.000%	11/15/42	2,745	2,913,732
3.000%	11/20/46	1,345	1,429,347
3.500%	06/20/44	416	446,311
3.500%	03/20/45	355	380,585
3.500%	09/20/46	1,466	1,570,337
3.500%	06/15/48	1,040	1,108,153
3.500%	05/15/50	1,198	1,288,985
4.000%	04/20/39	11	11,689
4.000%	10/20/49	692	744,979
4.000%	11/20/49	4,357	4,713,602
4.000%	01/20/50	497	533,984

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/20/50		497	$539,289
4.500%	01/20/40		583	640,057
4.500%	05/20/40		742	814,117
4.500%	09/20/40		12	13,651
4.500%	01/20/41		128	142,570
4.500%	07/20/41		876	961,466
4.500%	05/20/48		91	97,689
4.500%	06/20/48		2,560	2,759,206
4.500%	07/20/48		1,136	1,222,885
4.500%	08/20/48		8,979	9,606,028
4.500%	09/20/48		824	887,405
4.500%	10/20/48		2,872	3,091,010
4.500%	12/20/48		1,367	1,467,279
4.500%	01/20/49		987	1,053,632
4.500%	04/20/49		334	357,037
4.500%	02/20/50		2,155	2,301,654
4.500%	03/20/50		1,285	1,373,195
5.000%	04/15/40		4,191	4,686,178
5.000%	05/15/40		217	246,159
5.000%	07/20/40		59	66,597
5.000%	07/20/40		562	627,083
5.000%	09/20/40		332	374,985
5.000%	11/20/40		246	277,408
5.000%	10/20/47		1,058	1,169,547
5.000%	10/20/48		260	283,844
5.000%	01/20/49		4,609	5,009,698
5.500%	06/15/36		489	569,683
6.000%	08/20/40		39	45,342
6.000%	01/20/41		22	25,187
6.000%	04/20/41		3	3,401
6.000%	06/20/41		94	108,244
6.000%	07/20/41		51	58,811
6.000%	12/20/41		26	30,224
6.000%	02/20/42		28	31,938
6.500%	10/20/37		442	512,366
Government National Mortgage Assoc., 1 Month LIBOR + 1.669% (Cap 11.921%, Floor 1.669%)
2.674%(c)	11/20/60		1,666	1,727,168
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.051%, Floor 1.735%)
2.724%(c)	07/20/60		2,440	2,538,680
Government National Mortgage Assoc., 1 Month LIBOR + 1.791% (Cap 12.084%, Floor 1.791%)
2.780%(c)	09/20/60		3,300	3,428,387
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
3.389%(c)	04/20/60		3,183	3,336,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $546,842,597)				563,115,841

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
1.250%	05/15/50	(a)	129,340	124,186,609
2.000%	02/15/50	(a)	14,730	16,858,945
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50		7,479	8,402,015
1.000%	02/15/46		8,786	11,392,028
1.000%	02/15/48		4,055	5,365,634

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.000%	02/15/49	(k)	38,290	$51,151,625
1.375%	02/15/44	(k)	16,986	23,185,831
2.125%	02/15/40		4,638	6,837,886
2.125%	02/15/41		2,775	4,142,862
U.S. Treasury Notes
0.250%	06/30/25		58,670	58,559,994
0.375%	03/31/22	(a)	15,000	15,055,664
0.375%	04/30/25		40	40,175
0.500%	06/30/27		49,730	49,753,311
0.625%	05/15/30	(a)	18,920	18,860,875
2.250%	11/15/25	(a)	18,970	20,898,123

TOTAL U.S. TREASURY OBLIGATIONS (cost $392,287,083)				414,691,577

TOTAL LONG-TERM INVESTMENTS (cost $3,178,630,524)				3,261,398,737

			Shares

SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MUTUAL FUNDS — 15.2%
PGIM Core Ultra Short Bond Fund(w)			162,421,760	162,421,760
PGIM Institutional Money Market Fund (cost $354,843,940; includes $354,734,167 of cash collateral for securities on loan)(b)(w)			354,848,871	354,848,871

TOTAL AFFILIATED MUTUAL FUNDS (cost $517,265,700)				517,270,631

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 1.4%
U.S. Cash Management Bill
0.155%	11/10/20		11,810	11,802,422
0.160%	10/13/20		11,810	11,805,048
U.S. Treasury Bills
0.135%	08/18/20		23,800	23,796,054

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,403,545)				47,403,524

OPTIONS PURCHASED*~ — 0.0% (cost $2,595,964)				1,292,971

TOTAL SHORT-TERM INVESTMENTS (cost $567,265,209)				565,967,126

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.1% (cost $3,745,895,733)				3,827,365,863

Value
OPTIONS WRITTEN*~ — (0.2)% (premiums received $3,558,181)	$(4,828,259)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 111.9% (cost $3,742,337,552)	3,822,537,604
Liabilities in excess of other assets(z) — (11.9)%	(406,697,199)

NET ASSETS — 100.0%	$3,415,840,405

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,724,473 and 0.4% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $347,332,744; cash collateral of $354,734,167 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Eyecare Partners LLC, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 3.750%, Maturity Date 2/18/2027 (cost $31,412)	36	$32,246	$834	$—

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$137.50	21	21	$37,078
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$172.00	21	21	140,766
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$177.00	52	52	132,438
Australian Dollar Currency	Call	08/07/20	70.00	14	14	7,420
Canadian Dollar Futures	Call	08/07/20	74.00	15	15	7,200
Euro Futures	Call	08/07/20	1.14	43	5,375	26,875
5 Year U.S. Treasury Notes Futures	Put	07/24/20	$116.50	1,259	1,259	—
5 Year U.S. Treasury Notes Futures	Put	08/21/20	$119.00	12,719	12,719	198,734
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$137.00	21	21	1,313
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.50	21	21	5,578
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$139.00	175	175	73,828
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$179.00	21	21	39,703
Euro Futures	Put	07/02/20	1.13	30	3,750	21,375

Total Exchange Traded (cost $644,581)						$692,308

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Put	Morgan Stanley Capital Services LLC	09/10/20	1.14	—	37,500	$296,070
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA, Inc.	09/11/20	1.14	—	38,280	300,033

Total OTC Traded (cost $1,097,589)							$596,103

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88	%(S)	3,110	$104
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88	%(S)	9,310	310
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.92%	3 Month LIBOR(Q)	1.92	%(S)	9,900	281
30- Year Interest Rate Swap, 08/21/50	Put	Morgan Stanley Capital Services LLC	08/19/20	1.91%	3 Month LIBOR(Q)	1.91	%(S)	13,910	3,865

Total OTC Swaptions (cost $853,794)									$4,560

Total Options Purchased (cost $2,595,964)									$1,292,971

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	07/24/20	$125.25	105	105	$(59,063)
5 Year U.S. Treasury Notes Futures	Call	07/24/20	$125.50	104	104	(38,188)
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$138.50	61	61	(57,188)

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$139.00	100	100	$(59,375)
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$139.50	433	433	(155,609)
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$139.50	82	82	(51,250)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$178.00	19	19	(37,109)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$179.00	63	63	(91,547)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$180.00	87	87	(92,438)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$181.00	145	145	(111,016)
20 Year U.S. Treasury Bonds Futures	Call	08/21/20	$180.00	31	31	(60,063)
20 Year U.S. Treasury Bonds Futures	Call	08/21/20	$186.00	21	21	(13,125)
Australian Dollar Currency	Call	07/02/20	65.00	35	35	(140,000)
Australian Dollar Currency	Call	07/02/20	66.00	9	9	(27,000)
Canadian Dollar Futures	Call	07/02/20	75.00	42	42	(210)
Euro Futures	Call	07/02/20	1.13	11	1,375	(3,850)
5 Year U.S. Treasury Notes Futures	Put	07/24/20	$124.50	96	96	(2,250)
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.00	211	211	(32,969)
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.75	206	206	(67,594)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$175.00	141	141	(63,891)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$176.00	69	69	(47,438)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$177.00	83	83	(81,703)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$178.00	51	51	(70,922)
20 Year U.S. Treasury Bonds Futures	Put	08/21/20	$175.00	20	20	(22,188)
20 Year U.S. Treasury Bonds Futures	Put	08/21/20	$176.00	103	103	(146,453)
30 Year U.S. Ultra Treasury Bonds	Put	07/02/20	$178.00	31	31	(12,594)
30 Year U.S. Ultra Treasury Bonds	Put	07/02/20	$178.50	31	31	(19,375)
Australian Dollar Currency	Put	08/07/20	69.00	7	7	(6,860)

Total Exchange Traded (premiums received $ 1,557,034)						$(1,571,268)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN (premiums received $1,154,013)	Put	Goldman Sachs Bank USA, Inc.	07/24/20	25.52	—	30,190	$(3,256,985)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR	(Q)	17,080	$—
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR	(Q)	51,230	—
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.60%	1.60%(S)	3 Month LIBOR	(Q)	49,480	—
5- Year Interest Rate Swap, 08/21/25	Put	Morgan Stanley Capital Services LLC	08/19/20	1.60%	1.60%(S)	3 Month LIBOR	(Q)	69,540	(6)

Total OTC Swaptions (premiums received $847,134)									$(6)

Total Options Written (premiums received $3,558,181)									$(4,828,259)

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,268	90 Day Euro Dollar	Dec. 2020	$316,080,700	$3,803,914
450	2 Year U.S. Treasury Notes	Sep. 2020	99,372,657	11,953
41	5 Year Euro-Bobl	Sep. 2020	6,217,651	31,268
16,693	5 Year U.S. Treasury Notes	Sep. 2020	2,099,014,378	5,445,359
260	10 Year U.S. Ultra Treasury Notes	Sep. 2020	40,945,939	157,989
368	20 Year U.S. Treasury Bonds	Sep. 2020	65,711,000	259,835
1,190	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	259,605,937	2,765,889
801	Australian Dollar Currency	Sep. 2020	55,269,000	(503,854)
539	British Pound Currency	Sep. 2020	41,762,394	(1,190,119)
795	Canadian Dollar Currency	Sep. 2020	58,527,900	(731,671)
117	Euro Currency	Sep. 2020	16,458,244	(122,501)
629	Euro-BTP Italian Government Bond	Sep. 2020	101,677,334	2,228,401
132	Euro-OAT	Sep. 2020	24,862,830	268,181
1,197	Mexican Peso	Sep. 2020	25,783,380	(1,127,287)
181	Russian Ruble Currency	Sep. 2020	6,298,800	(219,852)
44	Swiss Franc Currency	Sep. 2020	5,819,000	(16,885)

				11,060,620

Short Positions:
491	90 Day Euro Dollar	Mar. 2021	122,504,500	(181,281)
1,870	90 Day Euro Dollar	Jun. 2021	466,658,500	(5,782,538)
2,113	90 Day Euro Dollar	Dec. 2021	527,193,500	(3,348,412)
44	10 Year Australian Treasury Bonds	Sep. 2020	4,517,870	(11,063)
1,603	10 Year Euro-Bund	Sep. 2020	317,907,313	(2,215,423)
71	10 Year Japanese Bonds	Sep. 2020	99,916,184	188,129
547	10 Year U.K. Gilt	Sep. 2020	93,290,699	(113,954)
5,102	10 Year U.S. Treasury Notes	Sep. 2020	710,054,932	(3,669,232)
99	30 Year Euro Buxl	Sep. 2020	24,465,381	(480,452)
71	Japanese Yen Currency	Sep. 2020	8,228,012	59,697

				(15,554,529)

				$(4,493,909)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/16/20	Citibank, N.A.	BRL	108,346	$20,629,071	$19,907,744	$—	$(721,327)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	BRL	45,450	8,576,281	8,351,124	—	(225,157)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	BRL	10,940	2,064,346	2,010,150	—	(54,196)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	BRL	71,730	13,567,497	13,179,893	—	(387,604)
British Pound,
Expiring 07/16/20	Citibank, N.A.	GBP	6,684	8,298,410	8,282,961	—	(15,449)
Canadian Dollar,
Expiring 07/16/20	BNP Paribas	CAD	34,510	24,736,933	25,421,053	684,120	—
Expiring 07/16/20	Morgan Stanley Capital Services LLC	CAD	11,085	7,863,442	8,165,742	302,300	—
Expiring 07/16/20	Morgan Stanley Capital Services LLC	CAD	1,180	837,043	869,222	32,179	—
Expiring 10/16/20	BNP Paribas	CAD	21,310	15,569,395	15,700,237	130,842	—
Expiring 10/16/20	BNP Paribas	CAD	7,850	5,735,324	5,783,522	48,198	—
Chinese Renminbi,
Expiring 07/16/20	BNP Paribas	CNH	95,797	13,515,733	13,537,091	21,358	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	CNH	284,476	40,143,371	40,199,353	55,982	—

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/16/20	BNP Paribas	EUR	151,875	$171,741,146	$170,691,161	$—	$(1,049,985)
Expiring 07/16/20	BNP Paribas	EUR	31,900	35,836,460	35,852,168	15,708	—
Expiring 07/16/20	BNP Paribas	EUR	31,310	35,123,558	35,189,071	65,513	—
Indian Rupee,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	INR	624,544	7,976,301	8,251,864	275,563	—
Indonesian Rupiah,
Expiring 07/16/20	Citibank, N.A.	IDR	816,637,176	49,403,338	56,109,347	6,706,009	—
Japanese Yen,
Expiring 07/16/20	Citibank, N.A.	JPY	53,052	495,020	491,428	—	(3,592)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	JPY	371,277	3,449,058	3,439,213	—	(9,845)
Mexican Peso,
Expiring 07/16/20	Citibank, N.A.	MXN	937,000	41,072,352	40,678,510	—	(393,842)
Expiring 07/16/20	Citibank, N.A.	MXN	295,804	11,648,816	12,841,915	1,193,099	—
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	MXN	440,333	20,174,885	19,116,426	—	(1,058,459)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	MXN	110,000	4,368,876	4,775,492	406,616	—
Philippine Peso,
Expiring 07/16/20	Citibank, N.A.	PHP	557,700	10,959,405	11,204,842	245,437	—
Expiring 07/16/20	Citibank, N.A.	PHP	435,460	8,562,076	8,748,898	186,822	—
Expiring 07/16/20	Citibank, N.A.	PHP	141,542	2,796,118	2,843,744	47,626	—
Expiring 07/16/20	Citibank, N.A.	PHP	111,210	2,179,733	2,234,338	54,605	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	PHP	123,210	2,422,008	2,475,432	53,424	—
Russian Ruble,
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	RUB	210,000	2,961,857	2,944,571	—	(17,286)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	RUB	210,000	2,956,583	2,944,571	—	(12,012)
South African Rand,
Expiring 07/16/20	Citibank, N.A.	ZAR	92,330	5,079,776	5,311,199	231,423	—
Expiring 10/16/20	Citibank, N.A.	ZAR	92,330	5,260,699	5,263,508	2,809	—

				$586,004,911	$592,815,790	10,759,633	(3,948,754)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	22,494	$14,016,138	$15,524,394	$—	$(1,508,256)
Brazilian Real,
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	BRL	59,405	10,877,341	10,915,259	—	(37,918)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	BRL	20,741	3,896,341	3,811,016	85,325	—
Canadian Dollar,
Expiring 07/16/20	BNP Paribas	CAD	21,310	15,567,006	15,697,555	—	(130,549)
Expiring 07/16/20	BNP Paribas	CAD	7,850	5,734,444	5,782,534	—	(48,090)
Chinese Renminbi,
Expiring 07/16/20	BNP Paribas	CNH	126,408	17,797,730	17,862,790	—	(65,060)
Expiring 07/16/20	BNP Paribas	CNH	108,720	15,300,823	15,363,242	—	(62,419)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	CNH	175,756	24,712,591	24,836,104	—	(123,513)
Euro,
Expiring 07/16/20	BNP Paribas	EUR	93,037	101,710,374	104,563,579	—	(2,853,205)
Expiring 07/16/20	BNP Paribas	EUR	45,770	49,866,186	51,440,556	—	(1,574,370)
Expiring 07/16/20	BNP Paribas	EUR	1,350	1,475,854	1,517,255	—	(41,401)
Expiring 07/16/20	Citibank, N.A.	EUR	65,118	71,235,160	73,185,133	—	(1,949,973)
Expiring 07/16/20	Citibank, N.A.	EUR	25,821	27,936,580	29,020,067	—	(1,083,487)
Expiring 07/16/20	Citibank, N.A.	EUR	25,779	27,968,843	28,972,576	—	(1,003,733)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	EUR	4,450	4,807,215	5,001,321	—	(194,106)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	32,861	36,054,965	36,931,765	—	(876,800)

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 09/14/20	Morgan Stanley Capital Services LLC	EUR	16,670	$18,970,460	$18,760,071	$210,389	$—
Expiring 09/15/20	Goldman Sachs Bank USA, Inc.	EUR	16,740	19,058,490	18,839,277	219,213	—
Expiring 10/16/20	BNP Paribas	EUR	31,900	35,910,309	35,928,093	—	(17,784)
Expiring 10/16/20	BNP Paribas	EUR	31,310	35,196,103	35,263,592	—	(67,489)
Japanese Yen,
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	JPY	71,619	659,292	663,420	—	(4,128)
Mexican Peso,
Expiring 07/16/20	Citibank, N.A.	MXN	295,804	11,839,273	12,841,916	—	(1,002,643)
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	MXN	630,854	25,627,263	27,387,600	—	(1,760,337)
Philippine Peso,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	PHP	1,369,122	26,420,726	27,507,255	—	(1,086,529)
Russian Ruble,
Expiring 07/16/20	Goldman Sachs Bank USA, Inc.	RUB	940,287	11,720,256	13,184,483	—	(1,464,227)
South African Rand,
Expiring 07/16/20	Citibank, N.A.	ZAR	92,330	5,308,091	5,311,198	—	(3,107)
Swiss Franc,
Expiring 07/16/20	Citibank, N.A.	CHF	5,500	5,651,633	5,807,829	—	(156,196)

				$625,319,487	$641,919,880	514,927	(17,115,320)

						$11,274,560	$(21,064,074)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.34	06/20/25	5.000	%(Q)	49,752	5.157%	$(2,451,812)	$(262,342)	$2,189,470
CDX.NA.IG.34	06/20/25	1.000	%(Q)	292,869	0.757%	(1,298,455)	3,530,801	4,829,256

						$(3,750,267)	$3,268,459	$7,018,726

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	$—	$(1,710,560)	$(1,710,560)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	207,839	3,295,709	3,087,870
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	217,301	2,827,842	2,610,541
	124,356	03/23/22	0.600%(S)	3 Month LIBOR(2)(Q)	16,701	997,096	980,395
	353,015	08/31/24	0.380%(S)	3 Month LIBOR(2)(Q)	98,833	1,590,356	1,491,523
	89,356	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	55,874	184,073	128,199
	72,440	03/23/25	0.700%(S)	3 Month LIBOR(2)(Q)	(55,177)	1,487,296	1,542,473
	277,639	06/30/26	1.550%(S)	3 Month LIBOR(1)(Q)	999,867	(19,142,066)	(20,141,933)
	93,014	07/31/26	1.520%(S)	3 Month LIBOR(1)(Q)	405,029	(6,732,521)	(7,137,550)
	46,320	11/15/26	1.600%(S)	3 Month LIBOR(1)(Q)	11,502	(3,526,835)	(3,538,337)
	18,001	11/15/26	1.650%(S)	3 Month LIBOR(1)(Q)	(68,108)	(1,429,000)	(1,360,892)
	167,196	02/15/27	0.750%(S)	3 Month LIBOR(1)(Q)	(143,358)	(3,425,648)	(3,282,290)
	82,970	03/24/27	0.770%(S)	3 Month LIBOR(2)(Q)	603,667	1,962,719	1,359,052
	147,007	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(493,461)	(328,254)	165,207
	72,748	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	139,434	(15,753,821)	(15,893,255)
	12,711	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	215,635	24,241	(191,394)
	5,942	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	188,407	188,407
	5,890	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	144,373	144,373

					$2,211,578	$(39,346,593)	$(41,558,171)

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	58,256	01/04/27	7.024	%(T)	1 Day BROIS(2)(T)	$455,798	$33,058	$422,740	Citibank, N.A.
BRL	54,700	01/04/27	7.024	%(T)	1 Day BROIS(2)(T)	427,976	26,617	401,359	Citibank, N.A.
BRL	46,100	01/04/27	7.024	%(T)	1 Day BROIS(2)(T)	360,689	—	360,689	Citibank, N.A.
BRL	37,900	01/04/27	7.044	%(T)	1 Day BROIS(2)(T)	302,991	—	302,991	JPMorgan Chase Bank, N.A.

						$1,547,454	$59,675	$1,487,779

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$59,675	$—	$1,487,779	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$8,074,976	$36,899,512

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$11,355,143	$—
Collateralized Loan Obligations	—	28,322,548	—
Home Equity Loans	—	13,688,267	—
Other	—	7,805,577	—
Residential Mortgage-Backed Securities	—	36,071,291	—
Small Business Loan	—	5,189,264	—
Student Loans	—	27,334,496	—
Bank Loans	—	157,499,509	6,535,371
Commercial Mortgage-Backed Securities	—	110,888,139	4,878,959
Corporate Bonds	—	1,362,790,583	—
Municipal Bond	—	1,171,500	—
Residential Mortgage-Backed Securities	—	253,082,324	1,310,143
Sovereign Bonds	—	255,668,205	—
U.S. Government Agency Obligations	—	563,115,841	—
U.S. Treasury Obligations	—	462,095,101	—
Affiliated Mutual Funds	517,270,631	—	—
Options Purchased	692,308	600,663	—

Total	$517,962,939	$3,296,678,451	$12,724,473

Liabilities
Options Written	$(1,571,268)	$(3,256,991)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$834	$—
Futures Contracts	15,220,615	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,274,560	—
Centrally Cleared Credit Default Swap Agreements	—	7,018,726	—
Centrally Cleared Interest Rate Swap Agreements	—	11,698,040	—
OTC Interest Rate Swap Agreements	—	1,547,454	—

Total	$15,220,615	$31,539,614	$—

Liabilities
Futures Contracts	$(19,714,524)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(21,064,074)	—
Centrally Cleared Interest Rate Swap Agreements	—	(53,256,211)	—

Total	$(19,714,524)	$(74,320,285)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (cont.):

U.S. Government Agency Obligations	16.5%
Affiliated Mutual Funds (10.4% represents investments purchased with collateral from securities on loan)	15.2
U.S. Treasury Obligations	13.5
Banks	12.2
Residential Mortgage-Backed Securities	8.6
Sovereign Bonds	7.5
Oil & Gas	4.1
Commercial Mortgage-Backed Securities	3.4
Pharmaceuticals	3.1
Pipelines	2.0
Media	2.0
Telecommunications	1.7
Electric	1.3
Healthcare-Services	1.3
Mining	1.2
Aerospace & Defense	1.2
Retail	1.1
Agriculture	1.0
Beverages	1.0
Lodging	0.9
Diversified Financial Services	0.9
Commercial Services	0.9
Collateralized Loan Obligations	0.8
Student Loans	0.8
Internet	0.7
Semiconductors	0.7
Insurance	0.6
Software	0.6
Foods	0.6
Airlines	0.6
Miscellaneous Manufacturing	0.5
Healthcare-Products	0.5
Computers	0.5
Home Equity Loans	0.4
Auto Manufacturers	0.3

Automobiles	0.3%
Transportation	0.3
Chemicals	0.3
Entertainment	0.3
Apparel	0.3
Building Materials	0.3
Iron/Steel	0.2
Other	0.2
Environmental Control	0.2
Oil & Gas Services	0.2
Small Business Loan	0.2
Auto Parts & Equipment	0.2
Real Estate Investment Trusts (REITs)	0.1
Household Products/Wares	0.1
Machinery-Diversified	0.1
Packaging & Containers	0.1
Home Builders	0.1
Biotechnology	0.1
Cosmetics/Personal Care	0.1
Holding Companies-Diversified	0.1
Advertising	0.1
Leisure Time	0.0	*
Food Service	0.0	*
Housewares	0.0	*
Investment Companies	0.0	*
Options Purchased	0.0	*
Municipal Bond	0.0	*
Electronics	0.0	*
Trucking & Leasing	0.0	*

	112.1
Options Written	(0.2)
Liabilities in excess of other assets	(11.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$7,018,726	*	—	$—
Foreign exchange contracts	Due from/to broker — variation margin futures	59,697	*	Due from/to broker — variation margin futures	3,912,169	*
Foreign exchange contracts	Unaffiliated investments	658,973		Options written outstanding, at value	3,434,905
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	11,274,560		Unrealized depreciation on OTC forward foreign currency exchange contracts	21,064,074

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$15,160,918	*	Due from/to broker — variation margin futures	$15,802,355	*
Interest rate contracts	Due from/to broker — variation margin swaps	11,698,040	*	Due from/to broker — variation margin swaps	53,256,211	*
Interest rate contracts	Premiums paid for OTC swap agreements	59,675		—	—
Interest rate contracts	Unaffiliated investments	633,998		Options written outstanding, at value	1,393,354
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,487,779		—	—

		$48,052,366			$98,863,068

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(188,500)	$537,140	$—	$—	$2,956,582
Foreign exchange contracts	(881,691)	862,984	(10,382,946)	(9,077,373)	—
Interest rate contracts	(4,677,428)	19,145,116	127,873,652	—	(37,957,968)

Total	$(5,747,619)	$20,545,240	$117,490,706	$(9,077,373)	$(35,001,386)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$5,905,120
Foreign exchange contracts	(785,038)	(2,210,947)	(9,733,795)	(7,942,016)	—
Interest rate contracts	(455,722)	(216,887)	15,752,993	—	(58,081,736)

Total	$(1,240,760)	$(2,427,834)	$6,019,198	$(7,942,016)	$(52,176,616)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$2,560,442	$231,539,008	$4,854,871,728	$2,777,871,109	$436,281,750

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$538,211,106	$1,499,788,420	$7,655,340

Credit Default Swap Agreements— Sell Protection(2)
$300,865,167

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$347,332,744	$(347,332,744)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas	$965,739	$(5,910,352)	$(4,944,613)	$60,000	$(4,884,613)
Citibank, N.A.	9,912,293	(6,333,349)	3,578,944	(3,578,944)	—
Goldman Sachs Bank USA, Inc.	1,011,187	(8,094,656)	(7,083,469)	4,660,000	(2,423,469)
JPMorgan Chase Bank, N.A.	687,960	(3,982,702)	(3,294,742)	940,000	(2,354,742)
Morgan Stanley Capital Services LLC	845,498	(6)	845,492	(287,120)	558,372

	$13,422,677	$(24,321,065)	$(10,898,388)	$1,793,936	$(9,104,452)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $347,332,744:
Unaffiliated investments (cost $3,228,630,033)	$3,310,095,232
Affiliated investments (cost $517,265,700)	517,270,631
Foreign currency, at value (cost $37,386,476)	37,737,118
Cash segregated for counterparty — OTC	5,660,000
Cash	310,104
Receivable for investments sold	71,168,034
Dividends and interest receivable	21,903,289
Due from broker-variation margin futures	13,915,862
Unrealized appreciation on OTC forward foreign currency exchange contracts	11,274,560
Deposit with broker for centrally cleared/exchange-traded derivatives	8,074,976
Receivable for Portfolio shares sold	7,291,992
Due from broker-variation margin swaps	2,318,663
Unrealized appreciation on OTC swap agreements	1,487,779
Tax reclaim receivable	587,247
Premiums paid for OTC swap agreements	59,675
Unrealized appreciation on unfunded loan commitments	834
Prepaid expenses and other assets	16,945

Total Assets	4,009,172,941

LIABILITIES
Payable to broker for collateral for securities on loan	354,734,167
Payable for investments purchased	208,682,088
Unrealized depreciation on OTC forward foreign currency exchange contracts	21,064,074
Options written outstanding, at value (proceeds received $3,558,181)	4,828,259
Payable for Portfolio shares repurchased	2,499,568
Payable to affiliate	587,247
Management fee payable	584,480
Accrued expenses and other liabilities	212,503
Distribution fee payable	139,772
Affiliated transfer agent fee payable	378

Total Liabilities	593,332,536

NET ASSETS	$3,415,840,405

Net assets were comprised of:
Partners’ Equity	$3,415,840,405

Net asset value and redemption price per share, $3,415,840,405 / 236,506,429 outstanding shares of beneficial interest	$14.44

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$58,947,218
Affiliated dividend income	995,895
Income from securities lending, net (including affiliated income of $327,930)	332,192

Total income	60,275,305

EXPENSES
Management fee	8,377,752
Distribution fee	4,131,504
Custodian and accounting fees	204,377
Audit fee	28,498
Trustees’ fees	26,620
Legal fees and expenses	12,049
Shareholders’ reports	10,031
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	50,815

Total expenses	12,845,106

NET INVESTMENT INCOME (LOSS)	47,430,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,919))	12,224,473
Futures transactions	117,490,706
Forward currency contract transactions	(9,077,373)
Options written transactions	20,545,240
Swap agreements transactions	(35,001,386)
Foreign currency transactions	(9,700,151)

96,481,509

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,181))	(42,111,602)
Futures	6,019,198
Forward currency contracts	(7,942,016)
Options written	(2,427,834)
Swap agreements	(52,176,616)
Foreign currencies	(673,255)
Unfunded loan commitment	834

(99,311,291)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,829,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,600,417

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,430,199	$128,646,806
Net realized gain (loss) on investment and foreign currency transactions	96,481,509	113,451,750
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(99,311,291)	227,905,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,600,417	470,004,406

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [74,647,670 and 42,121,245 shares, respectively]	1,022,402,802	550,926,038
Portfolio shares repurchased [104,671,275 and 76,758,007 shares, respectively]	(1,398,383,503)	(1,043,344,493)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(375,980,701)	(492,418,455)

CAPITAL CONTRIBUTIONS	—	3,173

TOTAL INCREASE (DECREASE)	(331,380,284)	(22,410,876)
NET ASSETS:
Beginning of period	3,747,220,689	3,769,631,565

End of period	$3,415,840,405	$3,747,220,689

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.5%

CORPORATE BONDS — 42.0%
Brazil — 3.4%
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)	430	$402,090
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25		544	566,410
6.850%	06/05/2115	(a)	1,285	1,284,207
7.375%	01/17/27		340	378,226
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36		189	246,833

				2,877,766

Chile — 2.1%
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25		360	370,656
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50		300	341,671
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28		660	739,461
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50		300	296,305

				1,748,093

China — 6.0%
China Overseas Finance Cayman V Ltd.,
Gtd. Notes, Series A
3.950%	11/15/22		200	209,300
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		1,220	1,322,263
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
4.750%	09/28/23		200	202,378
7.250%	04/04/21		300	301,850
CRCC Yuxiang Ltd.,
Gtd. Notes
3.500%	05/16/23		300	315,441
Prosus NV,
Gtd. Notes, 144A
4.850%	07/06/27		560	626,801
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26		575	610,112
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47		520	612,043
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A
3.150%	06/02/26	(a)	630	679,554
3.700%	06/10/25		200	219,168

				5,098,910

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Colombia — 3.1%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25		190	$200,127
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25		360	352,842
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45		440	461,215
6.875%	04/29/30	(a)	480	552,365
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30		300	317,344
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28		200	200,924
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29		200	213,454
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	(a)	320	347,917

				2,646,188

Hong Kong — 0.7%
Radiant Access Ltd.,
Gtd. Notes
4.600%	—	(rr)	600	595,180

India — 0.4%
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23		300	309,543

Indonesia — 4.4%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30		550	578,784
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48		990	1,212,276
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42		730	869,013
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41		200	247,744
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		300	325,982
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		430	486,897

				3,720,696

Israel — 0.4%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31		360	350,520

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Kazakhstan — 2.0%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47		480	$559,847
6.375%	10/24/48		300	379,057
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		350	408,222
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27		300	323,587

				1,670,713

Kuwait — 0.8%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26		600	636,115

Malaysia — 1.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	(a)	700	951,466

Mexico — 5.6%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	—	(rr)	700	666,654
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		320	330,271
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		280	306,462
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33		200	187,188
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		230	242,646
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50		600	617,921
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44		650	715,843
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44		938	666,206
Gtd. Notes, 144A
7.690%	01/23/50		390	323,127
Gtd. Notes, MTN
4.625%	09/21/23		710	686,814

				4,743,132

Morocco — 0.8%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		620	646,840

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Panama — 0.6%
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		240	$243,366
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		233	271,988

				515,354

Peru — 1.6%
Banco de Credito del Peru,
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30		210	208,215
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29		400	420,073
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27		200	204,230
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		280	310,312
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35		150	209,272

				1,352,102

Philippines — 0.5%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24		352	432,768

Qatar — 0.6%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22		500	511,531

Russia — 2.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23		1,540	1,729,930

Singapore — 0.3%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		280	296,257

South Africa — 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		800	801,677

Supranational Bank — 0.2%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
6.450%	12/13/22	IDR	2,303,200	158,401

Turkey — 2.3%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,110	1,110,463
5.125%	05/03/22		380	372,502

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Turkey (continued)
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)	460	$484,306

			1,967,271

United Arab Emirates — 2.2%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	520	618,820
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30	434	520,364
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24	510	478,010
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	200	217,322

			1,834,516

TOTAL CORPORATE BONDS (cost $34,727,136)			35,594,969

SOVEREIGN BONDS — 55.5%
Angola — 0.5%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	450	372,813
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28	100	82,847

			455,660

Argentina — 1.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
7.125%	07/06/36	560	217,965
7.125%	06/28/2117	320	124,135
7.500%	04/22/26	230	93,150
Ciudad Autonoma De Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	400	308,431
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24	890	367,973
Provincia de Cordoba,
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24	250	146,698

			1,258,352

Bahrain — 1.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	400	403,799
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47	580	648,487

			1,052,286

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Belarus — 0.2%
Republic of Belarus Ministry of Finance,
Sr. Unsec’d. Notes, 144A
5.875%	02/24/26		200	$193,903

Brazil — 1.0%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/25	BRL	2,920	627,075
Brazilian Government International Bond,
Sr. Unsec’d. Notes
2.875%	06/06/25		200	197,482

				824,557

China — 0.7%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		510	568,118

Colombia — 0.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45		475	535,736

Costa Rica — 0.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25		300	268,408

Dominican Republic — 2.6%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.500%	01/27/25		1,300	1,316,463
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		340	344,306
6.000%	07/19/28		400	402,942
6.850%	01/27/45		150	144,370

				2,208,081

Ecuador — 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
7.775%	01/23/28		1,570	647,981

Egypt — 3.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes
7.903%	02/21/48		200	184,984
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		290	259,608
7.625%	05/29/32		500	488,273
8.875%	05/29/50		600	593,617
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27		1,280	1,341,280

				2,867,762

El Salvador — 0.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		190	164,169

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
El Salvador (continued)
7.125%	01/20/50			320	$262,113

					426,282

Ethiopia — 0.2%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24			200	200,235

Ghana — 1.4%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30			800	959,021
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27			200	187,134

					1,146,155

Guatemala — 0.9%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32			650	718,614

Indonesia — 4.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45			1,140	1,399,499
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42			971	1,199,335
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34		IDR	8,078,000	596,762
Bonds, Series 072
8.250%	05/15/36		IDR	6,981,000	509,583
Bonds, Series 082
7.000%	09/15/30		IDR	2,215,000	152,887

					3,858,066

Israel — 1.2%
Israel Government International Bond,
Sr. Unsec’d. Notes
3.875%	07/03/50			300	356,835
4.500%	04/03/2120			500	647,764

					1,004,599

Ivory Coast — 0.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.750%	12/31/32			166	163,176
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33			250	249,992

					413,168

Jamaica — 1.2%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28	(a)		530	595,593
7.875%	07/28/45			350	428,482

					1,024,075

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#	Value

SOVEREIGN BONDS (continued)
Jordan — 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes
7.375%	10/10/47			200	$206,293
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47			390	402,271

					608,564

Mexico — 3.6%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34		MXN	8,860	439,243
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.900%	04/27/25			400	428,464
4.600%	01/23/46	(a)		2,140	2,210,954

					3,078,661

Nigeria — 1.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25			490	499,885
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47			420	374,387

					874,272

Oman — 1.4%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48			400	346,375
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28			420	392,688
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29			450	419,713

					1,158,776

Panama — 1.9%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60			530	601,604
4.500%	04/01/56			800	981,188

					1,582,792

Paraguay — 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31			200	222,333
5.400%	03/30/50			200	229,960

					452,293

Peru — 3.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.392%	01/23/26			480	498,967
2.783%	01/23/31			1,740	1,855,266
5.625%	11/18/50	(a)		270	426,104

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#	Value

SOVEREIGN BONDS (continued)
Peru (continued)
6.550%	03/14/37			260	$395,132

					3,175,469

Philippines — 1.5%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	03/01/41	(a)		340	387,893
3.700%	02/02/42			750	859,956

					1,247,849

Qatar — 3.4%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25			850	925,140
4.400%	04/16/50			200	248,776
4.817%	03/14/49			980	1,295,011
5.103%	04/23/48			330	450,612

					2,919,539

Russia — 4.1%
Russian Federal Bond - OFZ,
Bonds, Series 6209
7.600%	07/20/22		RUB	19,820	295,443
Bonds, Series 6212
7.050%	01/19/28		RUB	36,736	563,271
Bonds, Series 6230
7.700%	03/16/39		RUB	76,110	1,251,638
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
5.625%	04/04/42			1,000	1,358,139

					3,468,491

Saudi Arabia — 1.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47			800	937,474

Senegal — 0.9%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24			200	210,500
Unsec’d. Notes, 144A
6.250%	05/23/33			550	560,265

					770,765

South Africa — 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.750%	09/30/49			200	173,646

Sri Lanka — 0.9%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27			510	336,096
6.825%	07/18/26			400	263,937
7.550%	03/28/30			250	163,434

					763,467

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#	Value

SOVEREIGN BONDS (continued)
Turkey — 2.4%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26			1,760	$1,604,192
5.750%	05/11/47			550	450,893

					2,055,085

Ukraine — 2.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32			500	503,478
9.750%	11/01/28			740	845,825
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	460	445,083

					1,794,386

United Arab Emirates — 1.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49			350	365,197
4.125%	10/11/47			420	513,547
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25			400	420,802

					1,299,546

Uruguay — 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31			390	456,460
5.100%	06/18/50	(a)		429	554,017

					1,010,477

TOTAL SOVEREIGN BONDS (cost $46,572,376)					47,043,590

TOTAL LONG-TERM INVESTMENTS (cost $81,299,512)					82,638,559

				Shares

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 5.0%
PGIM Core Ultra Short Bond Fund(w)				1,322,343	1,322,343
PGIM Institutional Money Market Fund (cost $2,921,241; includes $2,920,260 of cash collateral for securities on loan)(b)(w)				2,921,047	2,921,047

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,243,584)					4,243,390

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Brazil
Brazil Letras do Tesouro Nacional
6.345%	01/01/24	BRL	75	$11,593

(cost $12,046)
TOTAL SHORT-TERM INVESTMENTS (cost $4,255,630)				4,254,983

TOTAL INVESTMENTS — 102.5% (cost $85,555,142)				86,893,542
Liabilities in excess of other assets(z) — (2.5)%				(2,089,564)

NET ASSETS — 100.0%				$84,803,978

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,874,768; cash collateral of $2,920,260 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(n)	Rate shown reflects yield to maturity at purchased date.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	10 Year U.S. Treasury Notes	Sep. 2020	$974,203	$3,363

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	2,174	$397,259	$399,479	$2,220	$—
Indian Rupee,
Expiring 07/15/20	Barclays Bank PLC	INR	25,781	329,347	340,666	11,319	—
Expiring 07/15/20	Barclays Bank PLC	INR	4,931	65,225	65,157	—	(68)
Indonesian Rupiah,
Expiring 07/15/20	Barclays Bank PLC	IDR	8,787,523	592,071	603,910	11,839	—

				$1,383,902	$1,409,212	25,378	(68)

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/15/20	Bank of America, N.A.	BRL	621	$125,252	$114,111	$11,141	$—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	4,562	867,383	838,282	29,101	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	632	109,559	116,132	—	(6,573)
Euro,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	391	423,337	439,559	—	(16,222)
Indian Rupee,
Expiring 07/15/20	Barclays Bank PLC	INR	31,681	418,118	418,621	—	(503)
Indonesian Rupiah,
Expiring 07/15/20	Barclays Bank PLC	IDR	10,164,070	598,062	698,511	—	(100,449)
Expiring 07/15/20	Barclays Bank PLC	IDR	5,008,032	312,807	344,170	—	(31,363)
Expiring 07/15/20	Barclays Bank PLC	IDR	1,161,755	82,534	79,840	2,694	—
Mexican Peso,
Expiring 07/15/20	Barclays Bank PLC	MXN	1,600	73,428	69,471	3,957	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	7,486	306,778	325,040	—	(18,262)
Russian Ruble,
Expiring 07/15/20	Bank of America, N.A.	RUB	61,896	802,142	868,011	—	(65,869)
Expiring 07/15/20	Bank of America, N.A.	RUB	12,435	180,873	174,386	6,487	—
Saudi Arabian Riyal,
Expiring 08/13/20	Bank of America, N.A.	SAR	6,537	1,738,633	1,741,620	—	(2,987)
Expiring 09/15/20	Goldman Sachs Bank USA	SAR	5,191	1,380,218	1,382,773	—	(2,555)

				$7,419,124	$7,610,527	53,380	(244,783)

						$78,758	$(244,851)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$28,108	$(10,002)	$(38,110)
State of Qatar	12/20/24	1.000%(Q)	950	28,893	(13,913)	(42,806)

				$57,001	$(23,915)	$(80,916)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$77,012	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds
Brazil	$—	$2,877,766	$—
Chile	—	1,748,093	—
China	—	5,098,910	—
Colombia	—	2,646,188	—
Hong Kong	—	595,180	—
India	—	309,543	—
Indonesia	—	3,720,696	—
Israel	—	350,520	—
Kazakhstan	—	1,670,713	—
Kuwait	—	636,115	—
Malaysia	—	951,466	—
Mexico	—	4,743,132	—
Morocco	—	646,840	—
Panama	—	515,354	—
Peru	—	1,352,102	—
Philippines	—	432,768	—
Qatar	—	511,531	—
Russia	—	1,729,930	—
Singapore	—	296,257	—
South Africa	—	801,677	—
Supranational Bank	—	158,401	—
Turkey	—	1,967,271	—
United Arab Emirates	—	1,834,516	—
Sovereign Bonds
Angola	—	455,660	—
Argentina	—	1,258,352	—
Bahrain	—	1,052,286	—
Belarus	—	193,903	—
Brazil	—	824,557	—
China	—	568,118	—
Colombia	—	535,736	—
Costa Rica	—	268,408	—
Dominican Republic	—	2,208,081	—
Ecuador	—	647,981	—

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Egypt	$—	$2,867,762	$—
El Salvador	—	426,282	—
Ethiopia	—	200,235	—
Ghana	—	1,146,155	—
Guatemala	—	718,614	—
Indonesia	—	3,858,066	—
Israel	—	1,004,599	—
Ivory Coast	—	413,168	—
Jamaica	—	1,024,075	—
Jordan	—	608,564	—
Mexico	—	3,078,661	—
Nigeria	—	874,272	—
Oman	—	1,158,776	—
Panama	—	1,582,792	—
Paraguay	—	452,293	—
Peru	—	3,175,469	—
Philippines	—	1,247,849	—
Qatar	—	2,919,539	—
Russia	—	3,468,491	—
Saudi Arabia	—	937,474	—
Senegal	—	770,765	—
South Africa	—	173,646	—
Sri Lanka	—	763,467	—
Turkey	—	2,055,085	—
Ukraine	—	1,794,386	—
United Arab Emirates	—	1,299,546	—
Uruguay	—	1,010,477	—
Affiliated Mutual Funds	4,243,390	—	—
Foreign Treasury Obligation
Brazil	—	11,593	—

Total	$4,243,390	$82,650,152	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,363	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	78,758	—

Total	$3,363	$78,758	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(244,851)	$—
Centrally Cleared Credit Default Swap Agreements	—	(80,916)	—

Total	$—	$(325,767)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Mexico	9.2%
Indonesia	9.0
China	6.7

Russia	6.1%
Peru	5.4

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Country Allocation (cont.):

United States (including 3.4% of collateral for securities on loan)	5.0%
Turkey	4.7
Brazil	4.4
Qatar	4.0
Colombia	3.7
United Arab Emirates	3.7
Egypt	3.4
Dominican Republic	2.6
Panama	2.5
Ukraine	2.1
Chile	2.1
Philippines	2.0
Kazakhstan	2.0
Israel	1.6
Argentina	1.5
Oman	1.4
Ghana	1.4
Bahrain	1.2
Jamaica	1.2
Uruguay	1.2
South Africa	1.1
Malaysia	1.1
Saudi Arabia	1.1

Nigeria	1.0%
Senegal	0.9
Sri Lanka	0.9
Guatemala	0.9
Ecuador	0.8
Morocco	0.8
Kuwait	0.8
Jordan	0.7
Hong Kong	0.7
Angola	0.5
Paraguay	0.5
El Salvador	0.5
Ivory Coast	0.5
India	0.4
Singapore	0.3
Costa Rica	0.3
Ethiopia	0.2
Belarus	0.2
Supranational Bank	0.2

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$80,916	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	78,758		Unrealized depreciation on OTC forward foreign currency exchange contracts	244,851
Interest rate contracts	Due from/to broker — variation margin futures	3,363	*	—	—

		$82,121			$325,767

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(8,719)
Foreign exchange contracts	(61,120)	63,280	—	163,403	—
Interest rate contracts	—	—	120,277	—	—

Total	$(61,120)	$63,280	$120,277	$163,403	$(8,719)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(80,916)
Foreign exchange contracts	20,063	(38,943)	—	(62,138)	—
Interest rate contracts	—	—	18,471	—	—

Total	$20,063	$(38,943)	$18,471	$(62,138)	$(80,916)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$24,165	$2,815,582	$1,482,208	$1,994,301

Forward Foreign Currency Exchange Contracts—Sold(3)	Credit Default Swap Agreements— Buy Protection(2)
$7,324,384	$1,266,667

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,874,768	$(2,874,768)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$17,628	$(68,856)	$(51,228)	$51,228	$—
Barclays Bank PLC	29,809	(132,383)	(102,574)	102,574	—
Goldman Sachs Bank USA	—	(2,555)	(2,555)	—	(2,555)
JPMorgan Chase Bank, N.A.	31,321	(41,057)	(9,736)	—	(9,736)

	$78,758	$(244,851)	$(166,093)	$153,802	$(12,291)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $2,874,768:
Unaffiliated investments (cost $81,311,558)	$82,650,152
Affiliated investments (cost $4,243,584)	4,243,390
Cash segregated for counterparty — OTC	190,000
Foreign currency, at value (cost $62,980)	62,111
Dividends and interest receivable	1,089,518
Unrealized appreciation on OTC forward foreign currency exchange contracts	78,758
Deposit with broker for centrally cleared/exchange-traded derivatives	77,012
Receivable for Portfolio shares sold	1,976
Prepaid expenses	155

Total Assets	88,393,072

LIABILITIES
Payable to broker for collateral for securities on loan .	2,920,260
Unrealized depreciation on OTC forward foreign currency exchange contracts	244,851
Payable for investments purchased	208,433
Payable for Portfolio shares repurchased	114,064
Accrued expenses and other liabilities	64,418
Management fee payable	29,964
Distribution fee payable	3,482
Due to broker-variation margin swaps	2,150
Due to broker-variation margin futures	1,094
Affiliated transfer agent fee payable	378

Total Liabilities	3,589,094

NET ASSETS	$84,803,978

Net assets were comprised of:
Partners’ Equity	$84,803,978

Net asset value and redemption price per share, $84,803,978 / 7,006,266 outstanding shares of beneficial interest	$12.10

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $7,135 foreign withholding tax, of which $3,557 is reimbursable by an affiliate)	$1,755,698
Affiliated dividend income	28,563
Income from securities lending, net (including affiliated income of $8,877)	9,358

Total income	1,793,619

EXPENSES
Management fee	240,178
Distribution fee	87,977
Custodian and accounting fees	34,425
Audit fee	22,974
Legal fees and expenses	5,929
Trustees’ fees	5,296
Shareholders’ reports	3,723
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous.	9,198

Total expenses	413,159
Less: Fee waiver and/or expense reimbursement	(36,616)

Net expenses	376,543

NET INVESTMENT INCOME (LOSS)	1,417,076

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,783))	(3,216,331)
Futures transactions	120,277
Forward currency contract transactions	163,403
Options written transactions	63,280
Swap agreements transactions	(8,719)
Foreign currency transactions	(758,580)

(3,636,670)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(670))	(576,352)
Futures	18,471
Forward currency contracts	(62,138)
Options written	(38,943)
Swap agreements	(80,916)
Foreign currencies	478

(739,400)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(4,376,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,958,994)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,417,076	$5,305,629
Net realized gain (loss) on investment and foreign currency transactions	(3,636,670)	(156,217)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(739,400)	6,937,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,958,994)	12,086,488

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,421,333 and 14,637,902 shares, respectively]	40,790,362	165,495,108
Portfolio shares repurchased [2,274,016 and 13,514,840 shares, respectively]	(24,623,573)	(156,371,056)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	16,166,789	9,124,052

TOTAL INCREASE (DECREASE)	13,207,795	21,210,540
NET ASSETS:
Beginning of period	71,596,183	50,385,643

End of period	$84,803,978	$71,596,183

SEE NOTES TO FINANCIAL STATEMENTS.

A253

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 20 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Global Realty Portfolio and AST Western Asset Emerging Markets Debt Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Bond Portfolio 2020 (“Bond Portfolio 2020”)	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited (effective April 27, 2020)
AST Bond Portfolio 2021 (“Bond Portfolio 2021”)
AST Bond Portfolio 2022 (“Bond Portfolio 2022”)
AST Bond Portfolio 2023 (“Bond Portfolio 2023”)
AST Bond Portfolio 2024 (“Bond Portfolio 2024”)
AST Bond Portfolio 2025 (“Bond Portfolio 2025”)
AST Bond Portfolio 2026 (“Bond Portfolio 2026”)
AST Bond Portfolio 2027 (“Bond Portfolio 2027”)
AST Bond Portfolio 2028 (“Bond Portfolio 2028”)
AST Bond Portfolio 2029 (“Bond Portfolio 2029”)
AST Bond Portfolio 2030 (“Bond Portfolio 2030”)
AST Bond Portfolio 2031 (“Bond Portfolio 2031”)

AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”)	Capital appreciation and income.	Cohen & Steers Capital Management, Inc. / Cohen & Steers Asia Limited / Cohen & Steers UK Limited.

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income (a business unit of PGIM, Inc.) / J.P. Morgan Investment Management, Inc.

B1

Portfolio	Objective(s)	Subadviser(s)
AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income (a business unit of PGIM, Inc.) / J.P. Morgan Investment Management, Inc.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited (effective April 27, 2020)

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital.	PGIM Fixed Income (a business unit of PGIM, Inc.)

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST

B2

Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize

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the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result

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of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio

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becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in due from broker-varation margin futures in the Statement of Assets and Liabilities.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The cash amounts pledged for securities sold short are considered restricted cash and are included in deposit with broker for securities sold short in the Statement of Assets and Liabilities.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For

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OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:     The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who

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manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded

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as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding

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taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Bond Portfolio 2020*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2021*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2022*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.33%
Bond Portfolio 2023*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.16%

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Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.15%
Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.22%
Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.42%
Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	— #
Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	— #
Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.18%
Cohen & Steers Global Realty	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.78%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.58%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.45%
Prudential Core Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.4875% on next $250 million; 0.4775% on next $250 million; 0.4525% on next $2.25 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion	0.46%

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Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
QMA US Equity Alpha	0.8325% first $ 300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.83%
Quantitative Modeling(1)	0.25%	0.25%
Western Asset Core Plus Bond	0.5325% first $ 300 million; 0.5225% on next $ 200 million; 0.5125% on next $ 250 million; 0.5025% on next $2.5 billion; 0.4925% on next $ 2.75 billion; 0.4625% on next $ 4 billion; 0.4425% in excess of $10 billion	0.51%
Western Asset Emerging Markets Debt	0.6825% first $ 300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.58%

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030 and Bond Portfolio 2031

contractually limit expenses to 0.93% through June 30, 2021
Cohen & Steers Global Realty	contractually waive 0.051% through June 30, 2021
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2021(a)
Western Asset Emerging Markets Debt	contractually limit expenses to 1.07% through June 30, 2021

*

Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031 and Investment Grade Bond.

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.
(a)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(1)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any

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time. As described below, this voluntary fee waiver will be applied to the effective gross management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.25% (no waiver)
Over $ 300 million up to and including $ 500 million	0.23%
Over $ 500 million up to and including $ 750 million	0.22%
Over $ 750 million	0.21%

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Cohen & Steers Global Realty	$6,148

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited and QMA are indirect,

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wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain/(Loss)
Investment Grade Bond	$1,613,667,840	$2,193,796,650	$353,574,157
Prudential Core Bond	89,590,864	156,793,794	(17,917,550)

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
Bond Portfolio 2028	$135,042
Cohen & Steers Global Realty	132
High Yield	48
Prudential Core Bond	155
QMA US Equity Alpha	1,328
Western Asset Core Plus Bond	2,424

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager

B14

agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction.At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B15

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Cohen & Steers Global Realty	$28,637
Western Asset Emerging Markets Debt	3,557

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Cohen & Steers Global Realty	$21,206
Prudential Core Bond	2,328

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
Cohen & Steers Global Realty	$8,009
Western Asset Core Plus Bond	749

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, securities sold short and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2020	$13,612,323	$15,929,547
Bond Portfolio 2021	31,915,206	13,671,363
Bond Portfolio 2022	4,838,627	6,493,440
Bond Portfolio 2023	4,496,647	4,314,532
Bond Portfolio 2024	5,339,444	8,742,236
Bond Portfolio 2025	13,004,761	21,995,035
Bond Portfolio 2026	25,515,802	52,189,374
Bond Portfolio 2027	10,108,212	67,999,897
Bond Portfolio 2028	1,286,833	19,344,821
Bond Portfolio 2029	2,484,007	24,586,225
Bond Portfolio 2030	217,020,042	39,072,344
Bond Portfolio 2031	21,623,914	4,400,626
Cohen & Steers Global Realty	200,370,956	250,471,872
High Yield	267,344,418	299,651,309
Investment Grade Bond	19,923,800,647	19,122,747,477
Prudential Core Bond	1,555,282,163	2,076,348,663
QMA US Equity Alpha	452,020,598	650,511,844
Quantitative Modeling	1,752,371,831	1,796,719,893
Western Asset Core Plus Bond	4,760,391,662	5,521,390,499
Western Asset Emerging Markets Debt	75,458,737	54,177,964

B16

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Bond Portfolio 2020

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$8,631,755	$75,499	$2,200,000	$(6,326)	$(14,332)	$6,486,596	706,601	$75,499

PGIM Core Ultra Short Bond Fund*
14,102,838	55,623,736	68,492,398	—	—	1,234,176	1,234,176	19,056

PGIM Institutional Money Market Fund*
797,721	27,536,281	27,347,165	78	9,442	996,357	996,357	4,901	**

$23,532,314	$83,235,516	$98,039,563	$(6,248)	$(4,890)	$8,717,129		$99,456

Bond Portfolio 2021

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$9,750,041	$7,060,580	$5,000,000	$32,601	$(32,573)	$11,810,649	1,286,563	$60,580

PGIM Core Ultra Short Bond Fund*
52,614	87,931,826	78,953,008	—	—	9,031,432	9,031,432	25,160

PGIM Institutional Money Market Fund*
1,192,472	48,030,568	26,116,187	7,430	4,871	23,119,154	23,119,154	11,573	**

$10,995,127	$143,022,974	$110,069,195	$40,031	$(27,702)	$43,961,235		$97,313

Bond Portfolio 2022

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$880,069	$18,067,105	$17,456,472	$—	$—	$1,490,702	1,490,702	$4,163

PGIM Institutional Money Market Fund*
908,183	22,526,144	16,686,838	3,557	1,623	6,752,669	6,752,669	5,152	**

$1,788,252	$40,593,249	$34,143,310	$3,557	$1,623	$8,243,371		$9,315

Bond Portfolio 2023

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$133,436	$17,037,342	$16,091,844	$—	$—	$1,078,934	1,078,934	$4,526

PGIM Institutional Money Market Fund*
304,756	9,378,845	9,188,115	347	3,086	498,919	498,919	1,690	**

$438,192	$26,416,187	$25,279,959	$347	$3,086	$1,577,853		$6,216

B17

Bond Portfolio 2024

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$238	$45,709,502	$42,848,703	$—	$—	$2,861,037	2,861,037	$10,345

PGIM Institutional Money Market Fund*
120,304	11,151,318	10,826,211	213	5,021	450,645	450,645	2,395	**

$120,542	$56,860,820	$53,674,914	$213	$5,021	$3,311,682		$12,740

Bond Portfolio 2025

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$443,403	$65,834,178	$64,452,715	$—	$—	$1,824,866	1,824,866	$14,044

Bond Portfolio 2026

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$2,614,584	$9,741,175	$4,000,000	$5,808	$(7,180)	$8,354,387	910,064	$41,175

PGIM Core Ultra Short Bond Fund*
4,513,090	60,410,130	62,191,353	—	—	2,731,867	2,731,867	11,241

PGIM Institutional Money Market Fund*
2,882,120	29,968,415	28,206,370	1,765	6,793	4,652,723	4,652,723	5,312	**

$10,009,794	$100,119,720	$94,397,723	$7,573	$(387)	$15,738,977		$57,728

Bond Portfolio 2027

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$5,827,949	$3,035,385	$8,832,019	$36,135	$(67,450)	$—	—	$35,385

PGIM Core Ultra Short Bond Fund*
123,880	59,406,583	58,751,686	—	—	778,777	778,777	32,782

PGIM Institutional Money Market Fund*
2,352,870	22,758,776	17,647,466	32	5,100	7,469,312	7,469,312	3,596	**

$8,304,699	$85,200,744	$85,231,171	$36,167	$(62,350)	$8,248,089		$71,763

B18

Bond Portfolio 2028

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$948,139	$6,123,482	$6,317,088	$—	$—	$754,533	754,533	$6,946

PGIM Institutional Money Market Fund*
662,465	594,364	1,257,047	(67)	285	—	—	273	**

$1,610,604	$6,717,846	$7,574,135	$(67)	$285	$754,533		$7,219

Bond Portfolio 2029

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$349	$5,688,568	$5,624,313	$—	$—	$64,604	64,604	$1,182

PGIM Institutional Money Market Fund*
192,324	484,812	677,023	(8)	(105)	—	—	239	**

$192,673	$6,173,380	$6,301,336	$(8)	$(105)	$64,604		$1,421

Bond Portfolio 2030

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$—	$26,925,461	$—	$25,098	$—	$26,950,559	2,935,791	$87,238

PGIM Core Ultra Short Bond Fund*
879,257	420,442,179	418,040,325	—	—	3,281,111	3,281,111	196,098

PGIM Institutional Money Market Fund*
125,764	235,551,177	226,500,689	10,368	44,107	9,230,727	9,230,727	77,413	**

$1,005,021	$682,918,817	$644,541,014	$35,466	$44,107	$39,462,397		$360,749

Bond Portfolio 2031

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$62,731,935	$58,951,832	$—	$—	$3,780,103	3,780,103	$28,092

Cohen & Steers Global Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$5,014,053	$145,340,798	$147,725,565	$—	$—	$2,629,286	2,629,286	$34,947

PGIM Institutional Money Market Fund*
32,258,051	94,456,084	106,510,465	(808)	(36,015)	20,166,847	20,166,847	38,102	**

$37,272,104	$239,796,882	$254,236,030	$(808)	$(36,015)	$22,796,133		$73,049

B19

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$29,527,064	$358,379,100	$341,371,177	$—	$—	$46,534,987	46,534,987	$174,660

PGIM Institutional Money Market Fund*
128,893,781	166,694,091	202,733,881	3,408	(184,930)	92,672,469	92,672,469	168,784	**

$158,420,845	$525,073,191	$544,105,058	$3,408	$(184,930)	$139,207,456		$343,444

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Prudential Core Bond Portfolio*
$—	$85,000,000	$90,984,000	$—	$5,984,000	$—	—	$—

PGIM Absolute Return Bond Fund*
—	45,584,440	5,221	4,830,860	(5)	50,410,074	5,734,934	579,761

PGIM Core Short-Term Bond Fund*
—	899,464,473	816,500,000	2,070,151	1,508,217	86,542,841	9,427,325	3,521,455

PGIM Core Ultra Short Bond Fund*
11,067	27,315,670,678	27,157,329,864	—	—	158,351,881	158,351,881	4,524,727

PGIM Global Total Return Fund*
—	86,014,750	453	10,768,747	—	96,783,044	14,108,315	1,015,158

PGIM Institutional Money Market Fund*
131,991,799	9,080,416,164	8,581,221,073	326,321	7,382,564	638,895,775	638,895,775	2,852,841	**

PGIM Total Return Bond Fund*
—	1,405,828,451	1,500,788,221	—	94,959,770	—	—	5,926,111

$132,002,866	$38,917,978,956	$38,146,828,832	$17,996,079	$109,834,546	$1,030,983,615		$18,420,053

Prudential Core Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$34,507,733	$1,609,390,707	$1,643,233,437	$—	$—	$665,003	665,003	$555,222

PGIM Institutional Money Market Fund*
93,452,361	944,187,318	530,723,980	251,982	(66,402)	507,101,279	507,101,279	348,972	**

$127,960,094	$2,553,578,025	$2,173,957,417	$251,982	$(66,402)	$507,766,282		$904,194

QMA US Equity Alpha

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$8,969,501	$286,880,590	$275,939,258	$—	$—	$19,910,833	19,910,833	$83,420

B20

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$30,153,775	$20,759,367	$21,324,121	$(813,191)	$1,079,408	$29,855,238	2,513,067	$—

AST AQR Emerging Markets Equity Portfolio*
2,017,881	905,413	2,376,536	(130,077)	(416,681)	—	—	—

AST AQR Large Cap Core Portfolio*
123,917,365	33,923,255	136,838,600	(20,702,270)	(299,750)	—	—	—

AST BlackRock/Loomis Sayles Bond Portfolio*
27,180,039	18,591,679	19,692,561	(980,556)	1,818,768	26,917,369	1,751,293	—

AST ClearBridge Dividend Growth Portfolio*
124,291,080	106,749,391	75,218,179	(19,739,844)	637,002	136,719,450	7,032,894	—

AST Emerging Markets Equity Portfolio*
1,089,087	2,207,455	925,614	77,153	(295,922)	2,152,159	279,139	—

AST Goldman Sachs Global Income Portfolio*
15,076,893	10,292,707	10,851,080	(478,499)	914,070	14,954,091	1,221,740	—

AST Goldman Sachs Small-Cap Value Portfolio*
16,626,875	642,927	5,857,843	(3,921,273)	(1,550,465)	5,940,221	313,138	—

AST High Yield Portfolio*
1,402,377	1,861,546	1,231,498	(93,483)	(43,324)	1,895,618	179,509	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
38,731,285	25,892,568	22,701,902	(3,347,634)	(6,569,009)	32,005,308	1,264,532	—

AST International Growth Portfolio*
76,126,746	38,618,624	47,994,288	(5,117,417)	1,244,441	62,878,106	2,975,774	—

AST International Value Portfolio*
75,710,481	43,773,886	42,326,980	(4,671,020)	(10,844,888)	61,641,479	3,492,435	—

AST Investment Grade Bond Portfolio*
—	833,875,928	801,126,975	212,497	45,767,700	78,729,150	8,447,334	—

AST Jennison Large-Cap Growth Portfolio*
45,091,404	24,926,137	35,660,911	(2,624,823)	5,981,179	37,712,986	790,463	—

AST Large-Cap Core Portfolio*
123,855,988	149,214,851	91,933,187	(9,878,280)	(47,032)	171,212,340	8,539,269	—

AST Loomis Sayles Large-Cap Growth Portfolio*
78,739,788	44,206,960	58,700,473	(8,114,549)	9,275,374	65,407,100	935,590	—

AST MFS Growth Portfolio*
44,996,469	25,564,327	33,684,920	(6,085,042)	6,868,645	37,659,479	1,034,601	—

AST MFS Large-Cap Value Portfolio*
90,574,102	51,972,989	53,078,423	(12,948,505)	(1,837,815)	74,682,348	3,660,899	—

AST Mid-Cap Growth Portfolio*
6,937,783	4,122,575	5,069,034	(548,114)	376,472	5,819,682	471,994	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
3,327,966	2,293,387	2,003,257	(42,579)	(831,515)	2,744,002	103,042	—

AST PIMCO Dynamic Bond Portfolio*
6,066,038	4,143,803	4,191,458	(103,383)	66,639	5,981,639	592,241	—

AST Prudential Core Bond Portfolio*
105,707,420	71,993,882	75,473,515	(3,286,071)	5,656,025	104,597,741	7,618,189	—

B21

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST QMA International Core Equity Portfolio*
$64,970,779	$36,481,997	$37,609,327	$(2,320,818)	$(8,145,376)	$53,377,255	4,761,575	$—

AST Small-Cap Growth Opportunities Portfolio*
14,647,921	8,639,500	10,642,821	(961,933)	(583,689)	11,098,978	469,500	—

AST Small-Cap Growth Portfolio*
14,614,158	8,513,002	10,889,648	(225,170)	(909,486)	11,102,856	202,238	—

AST Small-Cap Value Portfolio*
12,413,506	12,561,558	10,496,250	(475,002)	(1,650,961)	12,352,851	570,570	—

AST T. Rowe Price Large-Cap Growth Portfolio*
56,437,522	31,411,014	41,842,626	(5,279,106)	6,197,773	46,924,577	912,042	—

AST T. Rowe Price Large-Cap Value Portfolio*
86,123,714	52,762,216	49,227,050	(9,636,082)	(8,924,703)	71,098,095	5,092,987	—

AST WEDGE Capital Mid-Cap Value Portfolio*
3,346,739	2,408,842	2,110,579	50,802	(950,975)	2,744,829	149,827	—

AST Wellington Management Global Bond Portfolio*
75,322,102	53,099,821	55,463,685	(3,301,178)	5,049,233	74,706,293	6,148,666	—

AST Western Asset Core Plus Bond Portfolio*
42,432,164	28,134,929	29,040,773	(2,158,349)	2,534,239	41,902,210	2,901,815	—

AST Western Asset Emerging Markets Debt Portfolio*
1,237,955	1,825,296	1,135,780	(34,745)	4,553	1,897,279	156,670	—

PGIM Core Ultra Short Bond Fund*
8,448,537	41,713,268	49,055,565	—	—	1,106,240	1,106,240	37,211

$1,417,615,939	$1,794,085,100	$1,845,775,459	$(127,678,541)	$49,569,930	$1,287,816,969		$37,211

Western Asset Core Plus Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$25,098,395	$1,436,149,601	$1,298,826,236	$—	$—	$162,421,760	162,421,760	$995,895

PGIM Institutional Money Market Fund*
141,702,748	610,182,297	397,027,074	(1,181)	(7,919)	354,848,871	354,848,871	327,930	**

$166,801,143	$2,046,331,898	$1,695,853,310	$(1,181)	$(7,919)	$517,270,631		$1,323,825

Western Asset Emerging Markets Debt

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,191,524	$63,789,383	$66,658,564	$—	$—	$1,322,343	1,322,343	$28,563

PGIM Institutional Money Market Fund*
7,820,967	21,553,898	26,443,365	(670)	(9,783)	2,921,047	2,921,047	8,877	**

$12,012,491	$85,343,281	$93,101,929	$(670)	$(9,783)	$4,243,390		$37,440

*	The Fund did not have any capital gain distributions during the reporting period.

B22

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

B23

The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
Bond Portfolio 2020	$780,983	2.10%	60	$2,663,000	$—
Bond Portfolio 2021	316,750	2.45	12	652,000	—
Bond Portfolio 2022	266,353	2.34	17	400,000	—
Bond Portfolio 2023	210,125	1.80	8	513,000	—
Bond Portfolio 2024	552,742	2.31	31	2,338,000	—
Bond Portfolio 2025	653,765	2.48	51	1,892,000	—
Bond Portfolio 2026	2,682,235	2.67	34	21,139,000	—
Bond Portfolio 2027	3,122,583	2.72	24	17,115,000	—
Bond Portfolio 2028	797,500	2.79	6	1,928,000	—
Bond Portfolio 2029	896,050	2.78	20	5,486,000	—
Bond Portfolio 2030	2,684,733	1.47	15	6,113,000	—
Cohen & Steers Global Realty	5,240,231	2.40	13	10,495,000	—
High Yield	6,776,875	2.29	8	15,574,000	—
Investment Grade Bond	73,386,955	1.58	44	610,239,000	—
Prudential Core Bond	12,432,000	2.15	1	12,432,000	—
QMA US Equity Alpha	9,486,700	2.21	10	38,355,000	—
Western Asset Core Plus Bond	24,284,500	2.27	6	25,115,000	—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Bond Portfolio 2020	3	100.0%
Bond Portfolio 2021	3	100.0
Bond Portfolio 2022	3	98.8
Bond Portfolio 2023	2	97.7
Bond Portfolio 2024	2	95.7
Bond Portfolio 2025	2	98.3
Bond Portfolio 2026	2	95.7
Bond Portfolio 2027	2	98.0
Bond Portfolio 2028	1	97.5
Bond Portfolio 2029	1	94.8
Bond Portfolio 2030	3	99.9
Bond Portfolio 2031	3	99.9
Cohen & Steers Global Realty	3	96.8
High Yield	4	88.7
Investment Grade Bond	2	93.9
Prudential Core Bond	4	90.0
QMA US Equity Alpha	4	95.4
Quantitative Modeling	3	100.0
Western Asset Core Plus Bond	5	91.2

B24

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Western Asset Emerging Markets Debt	5	92.4%

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

B25

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

B26

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

B27

Financial Highlights

(unaudited)

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.10		$6.86	$6.84		$6.78	$6.65	$6.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.12	0.11		0.08	0.06	0.04
Net realized and unrealized gain (loss) on investment transactions	0.08		0.12	(0.09)		(0.02)	0.07	0.06

Total from investment operations	0.13		0.24	0.02		0.06	0.13	0.10

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$7.23		$7.10	$6.86		$6.84	$6.78	$6.65

Total Return(d)	1.83%		3.50%	0.29	%(e)	0.88%	1.95%	1.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$64		$126	$53		$58	$120	$157
Average net assets (in millions)	$97		$90	$52		$92	$136	$145
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.83	%(g)	0.90%	0.93%		0.91%	0.84%	0.85%
Expenses before waivers and/or expense reimbursement	0.83	%(g)	0.90%	1.03%		0.91%	0.84%	0.85%
Net investment income (loss)	1.32	%(g)	1.69%	1.61%		1.11%	0.89%	0.54%
Portfolio turnover rate(h)(i)	56%		88%	86%		57%	111%	157%

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.55		$14.80	$14.79		$14.56	$14.27	$14.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.29	0.27		0.20	0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	0.30		0.46	(0.26)		0.03	0.13	0.11

Total from investment operations	0.41		0.75	0.01		0.23	0.29	0.25

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$15.96		$15.55	$14.80		$14.79	$14.56	$14.27

Total Return(d)	2.64%		5.07%	0.07	%(e)	1.58%	2.03%	1.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$123		$59	$96		$112	$206	$272
Average net assets (in millions)	$99		$76	$98		$150	$232	$242
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.89	%(g)	0.93%	0.88%		0.84%	0.79%	0.80%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.94%	0.88%		0.84%	0.79%	0.80%
Net investment income (loss)	1.38	%(g)	1.93%	1.83%		1.34%	1.08%	0.97%
Portfolio turnover rate(h)(i)	49%		65%	72%		62%	137%	169%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.38		$13.58	$13.60		$13.39	$13.15	$12.88

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.26	0.23		0.16	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	0.44		0.54	(0.25)		0.05	0.10	0.16

Total from investment operations	0.57		0.80	(0.02)		0.21	0.24	0.27

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$14.95		$14.38	$13.58		$13.60	$13.39	$13.15

Total Return(d)	3.96%		5.89%	(0.15	)%(e)	1.57%	1.83%	2.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44		$47	$68		$88	$176	$195
Average net assets (in millions)	$46		$56	$72		$120	$194	$130
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.93%		0.88%	0.80%	0.85%
Expenses before waivers and/or expense reimbursement	1.07	%(g)	1.01%	0.94%		0.88%	0.80%	0.85%
Net investment income (loss)	1.75	%(g)	1.83%	1.71%		1.18%	0.98%	0.85%
Portfolio turnover rate(h)(i)	28%		60%	57%		54%	186%	178%

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.11		$11.37	$11.40		$11.21	$11.01	$10.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.20	0.18		0.11	0.03	— (c)
Net realized and unrealized gain (loss) on investment transactions	0.59		0.54	(0.21)		0.08	0.17	0.31

Total from investment operations	0.69		0.74	(0.03)		0.19	0.20	0.31

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$12.80		$12.11	$11.37		$11.40	$11.21	$11.01

Total Return(d)	5.70%		6.51%	(0.26	)%(e)	1.69%	1.82%	2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$30		$29	$39		$35	$60	$37
Average net assets (in millions)	$31		$34	$36		$44	$43	$89
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.93%		0.93%	0.93%	0.91%
Expenses before waivers and/or expense reimbursement	1.24	%(g)	1.21%	1.14%		1.07%	1.07%	0.97%
Net investment income (loss)	1.55	%(g)	1.71%	1.60%		0.97%	0.27%	0.04%
Portfolio turnover rate(h)(i)	41%		45%	45%		54%	153%	323%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.67		$10.81	$10.88		$10.70	$10.49		$10.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.24	0.18		0.11	0.09		0.02
Net realized and unrealized gain (loss) on investment transactions	0.77		0.62	(0.25)		0.07	0.12		0.26

Total from investment operations	0.85		0.86	(0.07)		0.18	0.21		0.28

Capital Contributions	—		—	—	(b)(c)	—	—	(c)(d)	—

Net Asset Value, end of period	$12.52		$11.67	$10.81		$10.88	$10.70		$10.49

Total Return(e)	7.28%		7.96%	(0.64	)%(f)	1.68%	2.00	%(f)	2.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32		$23	$94		$79	$8		$13
Average net assets (in millions)	$32		$52	$86		$31	$11		$64
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.93	%(h)	0.95%	0.91%		0.93%	0.93%		0.93%
Expenses before waivers and/or expense reimbursement	1.25	%(h)	1.09%	0.91%		1.18%	1.80%		1.05%
Net investment income (loss)	1.32	%(h)	2.12%	1.72%		1.05%	0.80%		0.22%
Portfolio turnover rate(i)(j)	119%		53%	89%		113%	119%		270%

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.22		$12.16	$12.25		$12.03	$11.74		$11.51

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.28	0.23		0.16	0.14		0.14
Net realized and unrealized gain (loss) on investment transactions	1.24		0.78	(0.32)		0.06	0.15		0.09

Total from investment operations	1.35		1.06	(0.09)		0.22	0.29		0.23

Capital Contributions	—		—	—	(b)(c)	—	—	(c)	—

Net Asset Value, end of period	$14.57		$13.22	$12.16		$12.25	$12.03		$11.74

Total Return(e)	10.21%		8.72%	(0.73	)%(f)	1.83%	2.47%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$35	$123		$13	$33		$568
Average net assets (in millions)	$38		$68	$70		$19	$315		$425
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.93	%(h)	0.95%	0.93%		0.93%	0.79%		0.77%
Expenses before waivers and/or expense reimbursement	1.18	%(h)	1.02%	0.94%		1.64%	0.79%		0.77%
Net investment income (loss)	1.57	%(h)	2.18%	1.94%		1.27%	1.08%		1.19%
Portfolio turnover rate(i)(j)	161%		77%	95%		97%	131%		313%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Bond Portfolio 2026
	Six Months Ended June 30, 2020		Year Ended December 31,				January 02, 2015(a) through December 31, 2015
			2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.52		$10.47	$10.58	$10.33	$10.12	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.23	0.19	0.13	0.11	0.10
Net realized and unrealized gain (loss) on investment transactions	1.03		0.82	(0.30)	0.12	0.10	0.02

Total from investment operations	1.13		1.05	(0.11)	0.25	0.21	0.12

Net Asset Value, end of period	$12.65		$11.52	$10.47	$10.58	$10.33	$10.12

Total Return(c)	9.81%		10.03%	(1.04)%	2.42%	2.08%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$90		$134	$195	$215	$341	$115
Average net assets (in millions)	$110		$148	$220	$263	$170	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.85%	0.81%	0.81%	0.81%	0.89	%(e)
Expenses before waivers and/or expense reimbursement	0.89	%(e)	0.85%	0.81%	0.81%	0.81%	0.91	%(e)
Net investment income (loss)	1.70	%(e)	2.03%	1.90%	1.28%	0.99%	1.03	%(e)
Portfolio turnover rate(f)(g)	58%		65%	101%	67%	203%	283%

	AST Bond Portfolio 2027
	Six Months Ended June 30, 2020		Year Ended December 31,				January 04, 2016(a) through December 31, 2016
			2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.29		$10.20	$10.32		$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.23	0.19		0.14	0.08
Net realized and unrealized gain (loss) on investment transactions	1.19		0.86	(0.31)		0.12	(0.02)

Total from investment operations	1.29		1.09	(0.12)		0.26	0.06

Capital Contributions	—		—	—	(h)(i)	—	—

Net Asset Value, end of period	$12.58		$11.29	$10.20		$10.32	$10.06

Total Return(c)	11.51%		10.69%	(1.16	)%(j)	2.58%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48		$101	$236		$257	$399
Average net assets (in millions)	$73		$149	$258		$311	$103
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.87%	0.80%		0.80%	0.84	%(e)
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.87%	0.80%		0.80%	0.84	%(e)
Net investment income (loss)	1.64	%(e)	2.14%	1.90%		1.34%	0.77	%(e)
Portfolio turnover rate(f)(g)	81%		66%	102%		65%	175%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(i)	Less than $0.005 per share.

(j)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Bond Portfolio 2028
	Six Months Ended June 30, 2020		Year Ended December 31,				January 03, 2017(a) through December 31, 2017
			2019		2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.17		$10.01		$10.22		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.21		0.18		0.12
Net realized and unrealized gain (loss) on investment transactions	1.64		0.91		(0.39)		0.10

Total from investment operations	1.74		1.12		(0.21)		0.22

Capital Contributions	—		0.04	(c)	—	(d)(e)	—

Net Asset Value, end of period	$12.91		$11.17		$10.01		$10.22

Total Return(f)	15.58%		11.59	%(g)	(2.05	)%(h)	2.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$22		$76		$13
Average net assets (in millions)	$9		$37		$70		$7
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.93	%(j)	0.94%		0.93%		0.93	%(j)
Expenses before waivers and/or expense reimbursement	2.48	%(j)	1.25%		0.96%		2.42	%(j)
Net investment income (loss)	1.76	%(j)	1.99%		1.88%		1.23	%(j)
Portfolio turnover rate(k)(l)	123%		179%		138%		140%

	AST Bond Portfolio 2029
	Six Months Ended June 30, 2020		Year Ended December 31, 2019	January 02, 2018(a) through December 31, 2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.05		$9.84	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	1.86		1.05	(0.33)

Total from investment operations	1.94		1.21	(0.16)

Net Asset Value, end of period	$12.99		$11.05	$9.84

Total Return(f)	17.56%		12.30%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$48	$16
Average net assets (in millions)	$17		$34	$7
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.93	%(j)	0.93%	0.93	%(j)
Expenses before waivers and/or expense reimbursement	1.65	%(j)	1.18%	2.49	%(j)
Net investment income (loss)	1.51	%(j)	1.45%	1.82	%(j)
Portfolio turnover rate(k)(l)	114%		177%	171%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.19%.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Bond Portfolio 2030
	Six Months Ended June 30, 2020		January 02, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.44		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.15
Net realized and unrealized gain (loss) on investment transactions	1.72		1.29

Total from investment operations	1.79		1.44

Net Asset Value, end of period	$13.23		$11.44

Total Return(c)	15.65%		14.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$267		$34
Average net assets (in millions)	$230		$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.78	%(e)	0.93	%(e)
Expenses before waivers and/or expense reimbursement	0.78	%(e)	1.44	%(e)
Net investment income (loss)	1.02	%(e)	1.28	%(e)
Portfolio turnover rate(f)(g)	159%		384%

	AST Bond Portfolio 2031
	January 02, 2020(a) through June 30, 2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment transactions	1.52

Total from investment operations	1.56

Net Asset Value, end of period	$11.56

Total Return(c)	15.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44
Average net assets (in millions)	$26
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)
Expenses before waivers and/or expense reimbursement	1.22	%(e)
Net investment income (loss)	0.65	%(e)
Portfolio turnover rate(g)	99%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Cohen & Steers Global Realty Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.94		$11.94		$12.53		$11.30	$11.20		$11.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.21		0.24		0.24	0.18		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.79)		2.79		(0.84)		0.99	(0.10)		(0.17)

Total from investment operations	(2.69)		3.00		(0.60)		1.23	0.08		(0.01)

Capital Contributions	—		—	(b)(c)(d)	0.01	(c)	—	0.02	(e)	—

Net Asset Value, end of period	$12.25		$14.94		$11.94		$12.53	$11.30		$11.20

Total Return(f)	(18.01)%		25.13	%(g)	(4.71	)%(h)	10.88%	0.89	%(i)	(0.09)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$233		$357		$336		$430	$416		$536
Average net assets (in millions)	$259		$351		$392		$411	$466		$617
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.13	%(k)	1.11%		1.14%		1.14%	1.14%		1.14%
Expenses before waivers and/or expense reimbursement	1.18	%(k)	1.16%		1.14%		1.14%	1.14%		1.14%
Net investment income (loss)	1.57	%(k)	1.52%		1.98%		1.99%	1.61%		1.44%
Portfolio turnover rate(l)	78%		140%		67%		68%	84%		69%

	AST High Yield Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.38		$9.87		$10.07		$9.37	$8.12		$8.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.64		0.60		0.56	0.55		0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.13)		0.87		(0.80)		0.14	0.70		(0.78)

Total from investment operations	(0.83)		1.51		(0.20)		0.70	1.25		(0.30)

Capital Contributions	—		—	(b)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$10.55		$11.38		$9.87		$10.07	$9.37		$8.12

Total Return(f)	(7.21)%		15.30	%(g)	(1.99	)%(g)	7.47%	15.39	%(g)	(3.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$549		$654		$727		$958	$1,192		$1,372
Average net assets (in millions)	$538		$672		$875		$1,217	$1,346		$1,498
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.89	%(k)	0.88%		0.86%		0.85%	0.85%		0.85%
Expenses before waivers and/or expense reimbursement	0.89	%(k)	0.88%		0.86%		0.85%	0.85%		0.85%
Net investment income (loss)	5.56	%(k)	5.92%		5.92%		5.69%	6.30%		5.63%
Portfolio turnover rate(l)(m)	53%		59%		44%		52%	47%		49%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.79)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.71%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018	2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.32		$7.48		$7.50	$7.19	$6.90		$6.82

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.23		0.20	0.18	0.14		0.16
Net realized and unrealized gain (loss) on investment transactions	0.91		0.61		(0.22)	0.13	0.15		(0.08)

Total from investment operations	1.00		0.84		(0.02)	0.31	0.29		0.08

Capital Contributions	—		—		—	—	—	(b)(c)	—

Net Asset Value, end of period	$9.32		$8.32		$7.48	$7.50	$7.19		$6.90

Total Return(d)	12.02%		11.23%		(0.27)%	4.31%	4.20	%(e)	1.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,449		$2,724		$11,090	$2,406	$5,110		$4,550
Average net assets (in millions)	$10,855		$4,296		$3,733	$3,345	$6,515		$2,221
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.67	%(g)	0.73%		0.70%	0.70%	0.70%		0.71%
Expenses before waivers and/or expense reimbursement	0.73	%(g)	0.77%		0.74%	0.74%	0.74%		0.74%
Net investment income (loss)	2.10	%(g)	2.89%		2.75%	2.41%	1.95%		2.28%
Portfolio turnover rate(h)(i)	484%		130%		177%	96%	551%		401%

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018	2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.39		$12.20		$12.30	$11.64	$11.17		$11.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.36		0.34	0.29	0.28		0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18		0.83		(0.44)	0.37	0.19		(0.28)

Total from investment operations	0.34		1.19		(0.10)	0.66	0.47		(0.03)

Capital Contributions	—		—	(c)(j)	—	—	—	(b)(c)	—

Net Asset Value, end of period	$13.73		$13.39		$12.20	$12.30	$11.64		$11.17

Total Return(d)	2.54%		9.75	%(e)	(0.81)%	5.67%	4.21	%(e)	(0.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,030		$4,298		$2,767	$3,008	$3,139		$3,410
Average net assets (in millions)	$3,956		$3,557		$2,955	$2,950	$3,232		$3,846
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.73	%(g)	0.73%		0.74%	0.74%	0.74%		0.74%
Expenses before waivers and/or expense reimbursement	0.73	%(g)	0.73%		0.74%	0.74%	0.76%		0.78%
Net investment income (loss)	2.43	%(g)	2.79%		2.80%	2.41%	2.37%		2.19%
Portfolio turnover rate(h)(i)	61%		152%		176%	188%	172%		310%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017		2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.90		$28.04		$30.55		$24.99		$21.76		$21.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.23		0.18		0.13		0.22		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.52)		6.63		(2.69)		5.43		3.00		0.43

Total from investment operations	(4.40)		6.86		(2.51)		5.56		3.22		0.65

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—		0.01	(e)	—

Net Asset Value, end of period	$30.50		$34.90		$28.04		$30.55		$24.99		$21.76

Total Return(f)	(12.58)%		24.47	%(g)	(8.22	)%(g)	22.25%		14.84	%(h)	3.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$455		$619		$584		$738		$655		$583
Average net assets (in millions)	$456		$632		$713		$681		$589		$610
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.47	%(j)(k)	1.54	%(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)	1.54	%(k)
Expenses before waivers and/or expense reimbursement	1.47	%(j)(k)	1.54	%(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)	1.54	%(k)
Net investment income (loss)	0.81	%(j)	0.74%		0.59%		0.49%		0.97%		1.01%
Portfolio turnover rate(l)	71%		105%		83%		89%		94%		105%

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017		2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.92		$15.61		$16.69		$14.13		$13.29		$13.27

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)		(0.04)		(0.04)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	(1.04)		3.35		(1.04)		2.60		0.88		0.06

Total from investment operations	(1.06)		3.31		(1.08)		2.56		0.84		0.02

Net Asset Value, end of period	$17.86		$18.92		$15.61		$16.69		$14.13		$13.29

Total Return(f)	(5.60)%		21.20%		(6.47)%		18.12%		6.32%		0.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,292		$1,416		$1,228		$1,282		$1,026		$894
Average net assets (in millions)	$1,302		$1,343		$1,318		$1,154		$946		$791
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.26%		0.26%		0.27%
Expenses before waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.26%		0.27%		0.27%
Net investment income (loss)	(0.26	)%(j)	(0.25)%		(0.25)%		(0.26)%		(0.26)%		(0.27)%
Portfolio turnover rate(l) .	135%		42%		96%		20%		64%		63%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 14.79%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The expense ratio includes dividend expenses and broker fees and expenses on short sales of 0.35%, 0.43%, 0.47%, 0.51%, 0.56%, and 0.42% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.06		$12.52		$12.81		$12.05	$11.45		$11.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.43		0.41		0.39	0.38		0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18	(b)	1.11		(0.70)		0.37	0.22		(0.22)

Total from investment operations	0.38		1.54		(0.29)		0.76	0.60		0.12

Capital Contributions	—		—	(c)(d)(e)	—	(d)(e)	—	—	(e)(f)	—

Net Asset Value, end of period	$14.44		$14.06		$12.52		$12.81	$12.05		$11.45

Total Return(g)	2.70%		12.30	%(h)	(2.26	)%(h)	6.31%	5.24	%(h)	1.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,416		$3,747		$3,770		$3,071	$3,054		$3,359
Average net assets (in millions)	$3,323		$3,960		$3,308		$2,986	$3,117		$3,707
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.78	%(j)	0.75%		0.75%		0.74%	0.66%		0.58%
Expenses before waivers and/or expense reimbursement	0.78	%(j)	0.77%		0.77%		0.78%	0.78%		0.78%
Net investment income (loss)	2.87	%(j)	3.25%		3.33%		3.13%	3.15%		2.95%
Portfolio turnover rate(k)(l)	160%		235%		251%		214%	155%		170%

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.22		$10.64		$11.40		$10.43	$9.43		$9.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.58		0.47		0.55	0.51		0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)		1.00		(1.23)		0.42	0.49		(0.74)

Total from investment operations	(0.12)		1.58		(0.76)		0.97	1.00		(0.30)

Net Asset Value, end of period	$12.10		$12.22		$10.64		$11.40	$10.43		$9.43

Total Return(g)	(0.90)%		14.85%		(6.67)%		9.30%	10.60%		(3.08)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85		$72		$50		$98	$163		$149
Average net assets (in millions)	$71		$105		$76		$96	$161		$164
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.07	%(j)	1.03%		1.11%		1.05%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.17	%(j)	1.10%		1.16%		1.10%	1.04%		1.04%
Net investment income (loss)	4.03	%(j)	5.06%		4.30%		4.94%	4.94%		4.57%
Portfolio turnover rate(k)(l)	80%		186%		35%		42%	42%		51%

(a)	Calculated based on average shares outstanding during the period.

(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Less than $0.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

[1]

PGIM Investments serves as the sole investment manager for the following portfolios: AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2031 because the Portfolio recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2021.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2020
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

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The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the ten-year period, although it underperformed its primary benchmark index over the remaining periods.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2020 Index (Bloomberg Barclays 2020 Index) over the one- and three-year periods, although it underperformed this benchmark index over the remaining periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2020 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over all periods.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2021 Index (Bloomberg Barclays 2021 Index) over the one- and three-year periods, though it underperformed this benchmark index over the five-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2021 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over all periods.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2022 Index (Bloomberg Barclays 2022 Index) over the one- and three-year periods, though it underperformed this benchmark index over the five-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the five-year period, although it underperformed its primary benchmark index over the remaining periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2023 Index (Bloomberg Barclays 2023 Index) over the one- and three-year periods, though it underperformed this benchmark index over the five-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the five-year period, although it underperformed its primary benchmark index over the remaining periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2024 Index (Bloomberg Barclays 2024 Index) over the one- and three-year periods, though it underperformed this benchmark index over the five-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and the five-year periods, though it underperformed over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2025 Index (Bloomberg Barclays 2025 Index) over the one- and three-year periods, though it underperformed this benchmark index over the five-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2025 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/ Credit Bond Index, over all periods.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2026 Index (Bloomberg Barclays 2026 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2026 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over all periods.

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The Board considered that the Portfolio underperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2027 Index (Bloomberg Barclays 2027 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2027 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-year period.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2028 Index (Bloomberg Barclays 2028 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2028 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

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The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	Q4 2019	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government Bond/Credit Index, over the one-year period.

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The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2029 Index (Bloomberg Barclays 2029 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2029 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030
Gross Performance	Q4 2019	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government Bond/Credit Index, over the 4th quarter of 2019.

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The Board noted that the Portfolio commenced operations in January 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance record. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

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The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Global Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

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The Board noted that in January 2019 the Board approved the appointment of a new subadviser to replace the Portfolio’s prior subadvisers, and that as a result, the Portfolio’s performance prior to January 2019 was not attributable to the Portfolio’s current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.051% of its investment management fee through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2021.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the remaining periods.

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The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to underperformance in 2018 and 2019. In that regard, the Board noted that when it considered the performance of the Portfolio one year before, the Portfolio ranked in the first quartile of its Peer Universe over the three-, five- and ten year periods ended December 31, 2018.

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The Board considered information provided by the Manager indicating that the Portfolio outperformed both its benchmark and Peer Universe median in each of the four calendar years between 2014 and 2017.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•	The Board noted that the Portfolio outperformed its peer median over all measured periods through December 31, 2019.

•	The Board noted that the Manager agreed to a voluntary management fee waiver with breakpoints based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

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The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five-year period.

•

The Board noted the Manager’s recommendation that the Subadviser be retained given its substantial resource base, enhanced risk management approach, experienced investment team, and competitive long-term performance record within the emerging market debt space.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

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The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Multi-Sector Fixed Income Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST Multi-Sector Fixed Income
Credit Quality	(% of Net Assets)
AAA	8.7%
AA	5.1%
A	25.2%
BBB	54.4%
BB	5.7%
B	0.3%
NR	0.1%
Cash & Equivalents	0.5%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Multi-Sector Fixed Income	Actual	$1,000.00	$1,052.80	0.72%	$3.67
Portfolio	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.6%

ASSET-BACKED SECURITIES — 0.5%
Collateralized Loan Obligations
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.969%(c)	04/15/29	20,000	$19,414,108
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.435%(c)	07/20/32	40,000	39,252,156
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	07/20/29	29,870	29,564,448

TOTAL ASSET-BACKED SECURITIES (cost $89,678,448)			88,230,712

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	15,221,687
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	15,416,781
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	28,903,930
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,435	3,660,719
Series 2014-GC23, Class A3
3.356%	07/10/47	15,666	16,669,486
Series 2015-GC29, Class A3
2.935%	04/10/48	15,000	15,663,182
Series 2015-GC31, Class A3
3.497%	06/10/48	14,781	16,053,360
Series 2015-GC33, Class A3
3.515%	09/10/58	20,000	21,792,344
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	21,362,068
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	18,375,023
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	36,251,145
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	6,085,632
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	22,040,334
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,785,672
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,626,682
Series 2014-CR18, Class A4
3.550%	07/15/47	9,940	10,636,852
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,648,724
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,140,577

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	$15,994,591
Series 2015-CR26, Class A3
3.359%	10/10/48	17,000	18,435,295
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,601,666
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	18,453,814
Series 2015-PC01, Class A4
3.620%	07/10/50	13,500	14,256,312
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	26,436,032
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	19,830,899
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	49,000,833
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	19,000	20,403,701
Series 2015-C04, Class A3
3.544%	11/15/48	29,500	32,053,175
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,810,899
DBJPM Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	10,000	10,712,053
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,842,775
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	48,835,395
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,186,482
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	21,257,216
Series 2016-GS03, Class A3
2.592%	10/10/49	25,000	26,079,827
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,947,600
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	14,291,399
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,531,715
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	57,930,450
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	931,835
Series 2016-JP02, Class A3
2.559%	08/15/49	17,500	18,334,983
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	22,000	23,697,872

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49		10,000	$10,521,039
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		10,000	10,837,424
Series 2018-C12, Class A4
4.030%	08/15/51		25,000	29,169,275
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		14,409	15,308,532
Series 2015-C29, Class A3
3.368%	06/15/48		12,987	13,952,490
Series 2015-LC20, Class A4
2.925%	04/15/50		15,000	15,785,498
Series 2016-C35, Class A3
2.674%	07/15/48		25,000	26,380,952
Series 2016-LC24, Class A3
2.684%	10/15/49		35,000	36,905,379
Series 2016-NXS06, Class A3
2.642%	11/15/49		20,000	20,961,164
Series 2017-C42, Class A3
3.330%	12/15/50		15,000	16,598,703
Series 2019-C49, Class A4
3.760%	03/15/52		28,500	32,633,261
Series 2019-C51, Class A3
3.055%	06/15/52		35,000	38,554,848

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $987,894,413)				1,062,799,582

CORPORATE BONDS — 90.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34		15,951	15,065,212
3.750%	02/01/50	(a)	5,925	5,376,410
3.825%	03/01/59		1,500	1,272,907
3.900%	05/01/49		17,990	16,202,092
3.950%	08/01/59		32,040	27,381,465
5.805%	05/01/50		45,415	53,548,672
5.930%	05/01/60		72,550	85,213,368
7.875%	04/15/43	(a)	13,929	18,251,477
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50		8,105	10,471,633
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	(a)	5,675	6,172,947
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45		6,183	7,514,216
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	(a)	500	648,809
5.250%	05/01/50	(a)	12,500	18,022,523

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26		2,000	$2,636,419
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	(a)	1,150	1,373,831
4.500%	06/01/42		5,668	7,038,131
6.050%	06/01/36		5,000	7,048,913
6.125%	07/15/38		5,804	8,406,245

				291,645,270

Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		8,580	8,937,329
9.950%	11/10/38		501	791,332
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30		5,670	6,422,229
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	(a)	30,093	32,162,039
4.390%	08/15/37		39,700	43,282,597
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		9,900	9,900,680
3.500%	02/11/23		15,483	16,077,633
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		7,837	8,828,372
5.700%	08/15/35		2,240	2,740,102
5.850%	08/15/45		6,490	8,083,418
7.000%	08/04/41		3,275	4,086,077
8.125%	05/01/40		650	920,183

				142,231,991

Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		3,324	2,537,682
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		9,153	7,658,481
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		3,429	3,169,281
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		4,491	4,344,547
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		273	256,252
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		396	388,696

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20	(a)	7,800	$7,654,775
3.625%	03/15/22	(a)	68,197	64,551,582
3.750%	10/28/29	(a)	16,034	12,837,540
7.375%	01/15/26		9,485	9,176,922
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	(a)	7,520	7,806,359
5.250%	05/04/25	(a)	24,390	25,684,928
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	(a)	1,244	1,141,341
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		4,102	3,741,823
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	(a)	19,960	18,639,218
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		185	153,062

				169,742,489

Auto Manufacturers — 1.8%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22		1,300	1,329,092
2.875%	03/10/21		3,500	3,535,011
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,088,161
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		6,670	5,260,569
6.375%	02/01/29		2,870	2,804,037
7.450%	07/16/31	(a)	9,116	9,571,177
7.750%	06/15/43		1,510	1,457,296
8.900%	01/15/32	(a)	891	1,004,786
9.980%	02/15/47	(a)	5,300	6,183,037
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	(a)	7,350	7,149,686
3.339%	03/28/22		20,000	19,450,717
3.350%	11/01/22		35,700	34,295,016
3.813%	10/12/21	(a)	1,835	1,818,214
4.271%	01/09/27		1,775	1,658,750
4.687%	06/09/25		34,740	33,952,737
5.085%	01/07/21		4,900	4,908,038
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	(a)	3,785	3,749,269
6.250%	10/02/43	(a)	45,675	48,047,721
6.600%	04/01/36		4,580	4,931,376
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,500	8,594,645

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
3.450%	01/14/22		11,580	$11,772,891
3.700%	11/24/20		7,450	7,488,833
3.950%	04/13/24		3,525	3,640,714
4.000%	01/15/25		372	386,084
4.000%	10/06/26	(a)	6,525	6,727,662
4.300%	07/13/25		440	461,329
4.350%	01/17/27		4,835	5,027,014
5.250%	03/01/26	(a)	11,130	12,129,560
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	23,927,765
4.200%	11/06/21	(a)	20,500	21,054,772
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.875%	11/13/20		6,225	6,292,047
4.000%	11/12/21		3,860	4,018,195
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27		EUR 15,000	17,257,691

				320,973,892

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	(a)	7,747	7,962,879
Banks — 10.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,868,574
3.500%	04/11/22		5,000	5,185,147
3.800%	02/23/28		4,400	4,753,785
4.379%	04/12/28	(a)	8,200	9,176,738
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)		6,300	6,692,657
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)		3,075	3,403,105
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)		3,315	3,381,823
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)(a)		22,000	21,736,493
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)(a)		24,515	21,912,434
Jr. Sub. Notes, Series X
6.250%(ff)	–(rr)		5,075	5,240,648
Jr. Sub. Notes, Series Z
6.500%(ff)	–(rr)		2,000	2,142,642
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		24,217	26,960,436
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		11,865	12,821,718
3.194%(ff)	07/23/30		5,180	5,713,716
3.824%(ff)	01/20/28		67,232	75,948,799
4.083%(ff)	03/20/51	(a)	36,140	44,840,444
4.271%(ff)	07/23/29		3,600	4,235,982
4.330%(ff)	03/15/50		10,295	13,182,494
4.443%(ff)	01/20/48		2,000	2,581,349

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
5.000%	01/21/44		30,900	$42,268,799
Sub. Notes
6.110%	01/29/37		1,000	1,417,157
Sub. Notes, MTN
4.000%	01/22/25		12,425	13,740,159
4.450%	03/03/26		33,340	38,297,472
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	11,272,239
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–	(rr)	11,245	11,134,375
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		775	839,450
3.932%(ff)	05/07/25	(a)	22,715	24,520,419
4.375%	01/12/26		16,550	18,682,644
4.610%(ff)	02/15/23		30,520	32,129,529
4.950%	01/10/47	(a)	9,452	12,358,598
Sub. Notes
5.088%(ff)	06/20/30	(a)	12,000	13,631,304
5.200%	05/12/26		5,100	5,707,797
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	(a)	21,190	24,531,384
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	(a)	12,605	13,255,739
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	(a)	4,000	4,359,939
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)(a)		7,500	7,332,208
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)(a)		3,960	4,203,341
Jr. Sub. Notes, Series U
5.000%(ff)	–(rr)		35,500	33,322,608
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)(a)		15,485	13,827,915
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28		34,800	38,910,511
3.700%	01/12/26	(a)	1,800	2,011,292
3.887%(ff)	01/10/28	(a)	385	433,343
4.650%	07/23/48	(a)	24,735	32,326,100
5.875%	01/30/42		8,365	12,075,872
6.875%	02/15/98		2,825	4,338,232
8.125%	07/15/39	(a)	2,000	3,462,152
Sub. Notes
4.400%	06/10/25		5,400	6,037,246
4.450%	09/29/27		6,760	7,693,199
4.600%	03/09/26		425	485,621
4.750%	05/18/46	(a)	1,045	1,321,748
5.500%	09/13/25		6,146	7,287,926
6.000%	10/31/33		2,155	2,822,739
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	1,000	1,104,157

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		4,840	$5,035,905
3.869%(ff)	01/12/29	(a)	12,455	13,724,080
4.207%(ff)	06/12/24	(a)	4,560	4,917,050
4.282%	01/09/28		7,135	7,980,725
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	(a)	1,665	1,828,005
3.800%	06/09/23		16,907	18,181,948
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		4,815	4,992,653
5.000%(ff)	01/12/23		6,353	6,712,355
5.375%	01/12/24		14,400	16,053,772
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		11,390	11,448,056
3.950%	02/27/23		1,500	1,557,168
4.250%	02/04/21		29,170	29,558,933
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		40,200	42,098,149
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		2,205	2,383,585
4.200%	08/08/23	(a)	725	791,970
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	–(a)(rr)		8,100	7,409,887
Jr. Sub. Notes, Series O
5.300%(ff)	–(rr)		5,250	5,307,560
Sr. Unsec’d. Notes
3.500%	01/23/25		10,540	11,495,714
3.500%	11/16/26		9,640	10,594,414
3.750%	05/22/25		2,700	2,986,255
3.750%	02/25/26		1,500	1,678,389
3.850%	01/26/27		42,400	47,673,820
5.750%	01/24/22		700	755,049
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	(a)	2,375	3,094,850
Sub. Notes
5.150%	05/22/45		8,275	10,808,481
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		1,300	1,403,863
Sub. Notes
4.250%	03/14/24		3,700	3,989,336
4.250%	08/18/25	(a)	1,560	1,699,299
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27		6,800	7,810,552
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	(a)	15,500	16,361,136
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	–	(rr)(a)	4,400	4,146,316

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)(a)		32,730	$31,403,267
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)		7,575	6,751,200
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	–(a)(rr)		2,151	1,967,588
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)(a)		26,715	23,343,183
Jr. Sub. Notes, Series Q
5.150%(ff)	–(rr)		1,800	1,757,193
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
4.753%(c)	–(rr)		26,100	23,172,291
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)		6,000	6,149,303
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	–(a)(rr)		6,990	6,577,853
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		1,630	1,746,110
3.782%(ff)	02/01/28		5,000	5,653,960
3.882%(ff)	07/24/38		42,267	49,927,070
3.897%(ff)	01/23/49	(a)	3,000	3,616,584
3.964%(ff)	11/15/48		57,900	69,785,598
4.005%(ff)	04/23/29		11,035	12,748,257
4.032%(ff)	07/24/48		3,525	4,326,664
4.260%(ff)	02/22/48		34,470	43,318,732
4.452%(ff)	12/05/29		1,500	1,797,896
5.400%	01/06/42	(a)	250	355,026
5.600%	07/15/41	(a)	1,100	1,600,283
Sub. Notes
4.125%	12/15/26		9,450	10,999,287
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	(a)	10,000	11,056,491
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	–(a)(rr)		3,675	3,261,948
Jr. Sub. Notes, Series J
5.550%(ff)	–(rr)		5,215	4,781,295
Sr. Unsec’d. Notes
3.625%	01/20/27		2,600	2,928,171
4.375%	01/22/47	(a)	3,800	4,906,494
4.457%(ff)	04/22/39		8,035	10,107,818
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		589	668,810
4.000%	07/23/25		12,793	14,498,565
4.431%(ff)	01/23/30		27,100	32,278,090
5.597%(ff)	03/24/51		33,500	50,550,346
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		11,680	12,347,810
3.971%(ff)	07/22/38	(a)	17,130	20,386,060
6.375%	07/24/42	(a)	5,875	9,232,340
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		1,190	1,314,904
Sub. Notes, MTN
4.100%	05/22/23		60	64,846

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22		13,300	$13,933,616
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		4,535	4,873,194
Sub. Notes, 144A
4.250%	09/21/22		2,000	2,127,018
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24		510	538,477
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		5,900	6,366,479
4.269%(ff)	03/22/25	(a)	22,710	24,688,770
4.445%(ff)	05/08/30	(a)	37,500	43,457,299
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	(a)	450	497,373
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25		20,000	20,389,559
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)		5,005	4,761,610
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	–(rr)		41,460	38,220,621
Jr. Sub. Notes, Series P
4.950%(ff)	–(rr)		3,000	3,066,288
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		15,000	15,538,963
3.126%(ff)	08/13/30	(a)	15,000	16,185,023
4.125%	09/24/25		3,999	4,538,107
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		14,525	15,352,652
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51		15,200	20,942,328
Sub. Notes, GMTN
4.900%	11/17/45		8,905	11,403,468
Sub. Notes, MTN
4.650%	11/04/44		3,135	3,865,590
4.750%	12/07/46	(a)	13,680	17,514,863

				1,782,044,104

Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.700%	02/01/36		31,770	37,165,359
4.900%	02/01/46		84,108	102,019,334
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43		13,125	14,125,568

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		5,770	$6,136,866
4.000%	04/13/28		8,950	10,325,770
4.375%	04/15/38		32,950	37,794,861
4.439%	10/06/48		15,865	18,260,900
4.600%	04/15/48		5,245	6,125,995
4.750%	04/15/58		5,940	7,157,797
5.450%	01/23/39		6,345	8,005,534
5.550%	01/23/49	(a)	63,944	85,499,784
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25		21,850	24,045,771
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43		2,400	3,248,804
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48		4,600	5,205,823
4.250%	05/01/23	(a)	5,824	6,378,194
5.250%	11/15/48		23,729	31,060,844
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45		17,400	21,032,355
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46		6,706	8,890,051
4.600%	07/17/45		6,445	8,686,029

				441,165,639

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	(a)	800	871,451
3.625%	05/22/24		4,830	5,296,101
4.400%	05/01/45		18,243	22,735,068
4.663%	06/15/51		21,773	28,973,141
5.150%	11/15/41		12,360	16,343,203
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25		1,177	1,310,019
3.650%	03/01/26	(a)	12,295	14,060,796
4.500%	02/01/45		9,770	12,684,903
4.750%	03/01/46		6,095	8,219,214
4.800%	04/01/44		10,125	13,526,858

				124,020,754

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	(a)	6,850	7,617,578
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44		5,204	5,929,384
4.950%	07/02/64		8,582	10,290,743
5.125%	09/14/45		1,158	1,394,920

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26		1,500	$1,845,015
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		1,125	1,226,286
4.250%	12/15/47		3,150	3,471,908
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	(a)	8,500	8,954,057
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	(a)	2,700	2,935,923
4.200%	12/01/24		4,868	5,278,496
4.300%	07/15/47	(a)	36,900	37,390,317
4.400%	01/30/48		12,540	12,954,113
7.000%	12/01/36		11,650	15,003,920
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		6,150	6,319,095
6.000%	10/15/25	(a)	7,400	7,605,478
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		5,000	5,429,444
4.500%	06/15/47		35,588	39,988,034
4.700%	03/01/48		2,117	2,416,585

				176,051,296

Chemicals — 2.8%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24		16,129	17,263,417
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	(a)	676	711,187
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		16,313	17,335,148
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	(a)	12,248	13,214,789
5.150%	03/15/34		9,996	10,700,678
5.375%	03/15/44	(a)	14,350	15,533,443
Sr. Sec’d. Notes, 144A
4.500%	12/01/26		21,044	23,243,218
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	(a)	19,790	22,074,905
4.375%	11/15/42	(a)	41,030	45,521,008
4.800%	05/15/49	(a)	3,769	4,473,744
5.250%	11/15/41		2,271	2,725,933
5.550%	11/30/48	(a)	35,338	46,068,087
7.375%	11/01/29	(a)	17,388	24,582,993
9.400%	05/15/39		800	1,328,127
.DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		4,268	5,398,106

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc., (cont’d.)
5.419%	11/15/48	(a)	2,989	$3,926,062
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	(a)	6,847	7,423,936
4.650%	10/15/44	(a)	2,530	2,909,457
4.800%	09/01/42		4,057	4,736,050
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		333	469,796
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	8,447	9,908,179
5.250%	07/15/43		19,805	23,832,957
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49	(a)	10,523	11,303,030
4.200%	05/01/50	(a)	5,000	5,381,500
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	(a)	6,254	6,964,436
5.750%	04/15/24		7,500	8,612,885
6.000%	11/15/21		5,450	5,749,739
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22		11,100	11,006,233
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	(a)	10,056	10,820,089
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.000%	04/01/25		800	853,603
3.150%	10/01/22		6,430	6,709,821
3.625%	03/15/24		6,045	6,538,093
4.125%	03/15/35		7,241	8,064,638
4.200%	04/01/29	(a)	735	848,542
4.900%	06/01/43		1,200	1,405,570
5.000%	04/01/49	(a)	5,145	6,591,962
5.250%	01/15/45		5,070	6,323,496
6.125%	01/15/41		8,436	10,764,235
7.125%	05/23/36		19,134	25,763,102
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		2,445	2,569,924
5.875%	09/17/44		2,100	2,312,725
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		5,761	5,226,994
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49		12,950	14,258,389
Syngenta Finance NV (Switzerland),
Gtd. Notes
4.375%	03/28/42		4,440	4,211,556
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		500	649,265

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	(a)	1,400	$1,476,128
Yara International ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		19,450	22,261,164

				490,048,339

Commercial Services — 1.5%
Block Financial LLC,
Gtd. Notes
4.125%	10/01/20		7,100	7,124,614
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		3,235	3,578,945
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	3,971,988
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		13,000	13,347,298
3.300%	12/01/26		4,800	4,864,704
4.200%	11/01/46	(a)	32,800	31,677,434
4.500%	02/15/45		8,460	8,468,583
5.625%	03/15/42		1,000	1,130,653
6.700%	06/01/34		1,000	1,278,935
7.000%	10/15/37	(a)	3,623	4,644,761
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30		4,050	4,306,077
Ford Foundation (The),
Unsec’d. Notes
2.815%	06/01/70		7,500	7,736,400
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		2,980	4,111,950
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,050	1,115,064
3.750%	06/01/23		3,425	3,687,469
4.000%	06/01/23		6,920	7,497,729
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		12,125	15,362,684
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		370	460,104
4.678%	07/01/2114		12,715	18,795,610
5.600%	07/01/2111		160	284,055
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	2,025	2,017,738
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50		3,765	3,865,703
3.662%	12/01/57		17,262	21,635,329
4.643%	12/01/44		2,800	3,769,893

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43		2,150	$2,645,052
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	(a)	9,200	10,062,157
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40		960	1,337,572
Unsec’d. Notes
5.625%	10/01/38		17,500	26,745,113
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52		3,007	3,407,022
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48		4,345	5,510,317
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39		3,000	4,656,372
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112		6,976	10,162,769
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	5,000	5,128,585
5.875%	09/15/26	(a)	4,000	4,190,093
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48		6,475	7,632,246
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55		4,750	5,833,427

				262,044,445

Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26		16,175	18,156,595
3.750%	09/12/47		6,110	7,482,644
3.750%	11/13/47		6,170	7,581,923
3.850%	05/04/43		9,378	11,623,340
3.850%	08/04/46		10,700	13,299,035
4.250%	02/09/47		2,945	3,833,831
4.650%	02/23/46		28,906	39,517,955
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22		915	944,056
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30		1,875	2,113,066
NCR Corp.,
Gtd. Notes
6.375%	12/15/23	(a)	500	508,684

				105,061,129

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.600%	03/25/50	(a)	9,760	$12,234,359

Distribution/Wholesale — 0.0%
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/47		4,480	5,256,596

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	(a)	10,000	10,799,448
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	(a)	75,796	76,862,479
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43		3,500	3,980,399
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		6,550	7,507,149

				99,149,475

Electric — 13.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	(a)	5,600	5,781,031
3.800%	10/01/47		3,250	3,686,345
3.950%	06/01/28		6,240	7,089,760
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25		7,145	7,920,615
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49		3,465	4,139,561
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26		2,080	2,326,727
3.750%	12/01/47	(a)	10,015	11,558,952
3.800%	06/15/49		10,675	12,574,913
4.000%	12/01/46		5,000	5,946,871
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49		10,520	11,681,824
4.150%	08/15/44		4,500	5,353,416
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47		12,200	14,224,567
4.500%	03/15/49		8,795	11,573,577
Sr. Sec’d. Notes
4.150%	03/15/46		7,760	9,553,019
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		6,600	7,843,308
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44		2,550	3,232,916
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	(a)	11,020	11,929,225

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Avangrid, Inc., (cont’d.)
3.800%	06/01/29		9,750	$11,327,862
Avista Corp.,
First Mortgage
4.350%	06/01/48		14,005	17,393,970
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50		2,290	2,334,975
3.750%	08/15/47		20,800	24,003,964
4.250%	09/15/48		14,575	18,036,758
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48		7,145	8,325,996
4.450%	01/15/49		22,700	29,141,914
4.500%	02/01/45	(a)	4,465	5,622,568
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	(a)	10,260	13,123,657
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49		14,295	15,510,871
4.250%	11/01/28		3,645	4,220,454
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29		9,995	10,348,709
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30		9,675	11,766,490
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24		9,250	9,999,940
4.875%	03/01/44		4,495	5,858,180
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50		20,300	21,475,554
3.650%	06/15/46		18,950	22,080,937
3.700%	03/01/45		6,751	7,851,607
3.800%	10/01/42		1,465	1,706,545
4.000%	03/01/48		7,045	8,699,448
4.350%	11/15/45		4,655	5,912,613
4.600%	08/15/43		2,000	2,573,911
4.700%	01/15/44		925	1,217,501
First Mortgage, Series 123
3.750%	08/15/47		7,610	9,023,011
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		925	1,072,202
3.950%	03/01/43		4,905	5,600,582
4.450%	03/15/44	(a)	8,000	9,802,314
4.500%	05/15/58		17,600	22,134,192
5.700%	06/15/40		2,120	2,942,517
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		4,285	5,179,097
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50		18,200	20,390,457
3.250%	08/15/46		5,075	5,674,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consumers Energy Co., (cont’d.)
3.500%	08/01/51		20,500	$24,326,306
4.350%	08/31/64		6,840	8,974,073
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	(a)	3,000	4,130,611
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		6,160	7,093,506
4.700%	12/01/44		1,625	2,011,632
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	(a)	3,800	4,797,054
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41		8,810	10,913,831
DTE Electric Co.,
First Mortgage
2.950%	03/01/50		3,500	3,661,007
General Ref. Mortgage
3.700%	03/15/45		17,700	20,507,702
3.700%	06/01/46		1,305	1,515,279
3.750%	08/15/47		7,040	8,272,642
3.950%	06/15/42		5,800	6,548,468
4.300%	07/01/44		3,975	4,998,575
General Ref. Mortgage, Series A
4.000%	04/01/43		525	627,437
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	(a)	13,330	14,032,981
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	(a)	5,835	6,301,189
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23		5,000	5,430,177
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		40,700	45,709,231
3.950%	03/15/48		11,280	13,982,832
4.250%	12/15/41		12,900	16,062,143
6.050%	04/15/38		2,505	3,669,873
First Ref. Mortgage
2.950%	12/01/26		14,955	16,674,033
3.750%	06/01/45		20,530	23,990,997
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		7,695	8,711,153
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		8,280	9,337,985
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43		400	535,037
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		1,500	1,630,883
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		20,295	23,711,244
4.100%	03/15/43		1,200	1,454,136

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Progress LLC, (cont’d.)
4.150%	12/01/44		4,802	$5,907,711
5.700%	04/01/35		500	683,385
6.125%	09/15/33		4,400	6,032,504
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44		4,800	5,670,658
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44		1,000	1,195,480
4.950%	10/13/45		10,850	13,196,267
6.000%	01/22/2114		1,300	1,697,119
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	(a)	20,050	23,855,777
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		26,297	28,254,995
3.625%	05/25/27	(a)	9,825	10,733,239
4.250%	09/14/23	(a)	14,820	16,114,454
4.625%	09/14/25		11,595	13,213,194
4.875%	06/14/29		1,205	1,425,018
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31		2,500	2,789,080
4.200%	09/01/48		73,370	93,615,529
4.200%	04/01/50		14,080	17,912,644
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49		3,195	3,825,128
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49		18,180	20,013,521
4.500%	03/30/39		15,760	19,109,113
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49		12,685	13,606,617
4.100%	04/01/43		3,000	3,523,539
4.125%	03/01/42		3,010	3,559,397
4.250%	12/01/45		4,365	5,328,870
4.625%	09/01/43		2,780	3,436,175
Evergy Kansas South, Inc.,
First Mortgage, 144A
4.300%	07/15/44		2,000	2,373,061
Evergy Metro, Inc.,
General Ref. Mortgage
4.125%	04/01/49		1,220	1,502,660
Mortgage
4.200%	03/15/48		4,330	5,351,041
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		4,660	5,123,352
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	(a)	5,390	6,544,823
4.700%	04/15/50		1,670	2,133,519

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25		14,530	$15,670,737
5.600%	06/15/42	(a)	7,902	8,895,982
5.750%	10/01/41	(a)	17,275	19,233,269
6.250%	10/01/39		10,000	11,950,611
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	(a)	12,250	15,583,289
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		16,033	20,527,516
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	(a)	21,545	24,473,122
3.250%	06/01/24		3,575	3,886,825
3.700%	12/01/47		3,870	4,703,024
3.950%	03/01/48	(a)	19,570	24,614,221
3.990%	03/01/49		19,700	25,041,844
4.050%	10/01/44		4,104	5,142,209
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		4,737	5,109,364
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		2,803	3,261,719
5.400%	06/01/40	(a)	3,109	3,924,002
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40		1,900	2,329,923
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29		9,290	9,809,021
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48		6,300	7,822,918
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46		7,235	9,176,702
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45		13,200	16,697,813
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	(a)	675	824,174
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/01/30	(a)	4,290	4,666,760
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		10,295	11,296,031
5.300%	07/01/43		1,000	1,261,832
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		1,000	1,124,012
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		960	1,174,944
4.650%	11/15/43		675	829,084

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45		9,500	$11,280,938
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25		10,000	11,183,684
4.300%	01/15/29		6,315	7,441,918
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29		12,000	14,313,678
3.650%	08/01/48		22,370	26,619,201
4.250%	05/01/46		4,500	5,624,091
4.250%	07/15/49		10,200	13,234,516
4.400%	10/15/44		16,080	20,367,715
4.800%	09/15/43		2,900	3,829,767
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	(a)	2,575	2,846,534
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29		8,350	9,715,104
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	(a)	7,320	8,315,106
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		8,110	8,975,736
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24		8,075	8,768,566
3.625%	06/15/23		1,325	1,426,219
Northern States Power Co.,
First Mortgage
2.900%	03/01/50		1,900	2,080,151
3.400%	08/15/42		8,450	9,574,721
3.600%	05/15/46		17,056	19,883,925
3.600%	09/15/47		11,350	13,338,853
4.000%	08/15/45		4,830	5,916,818
4.125%	05/15/44		8,520	10,579,314
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		2,000	2,094,928
7.250%	05/15/26	(a)	6,200	6,542,147
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38		2,722	4,320,969
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44		9,000	9,913,482
4.150%	04/01/47		3,655	4,238,457
4.550%	03/15/44		1,325	1,546,968
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	05/15/50		30,000	36,219,909
PacifiCorp,
First Mortgage
4.125%	01/15/49		11,020	13,699,986

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PacifiCorp, (cont’d.)
4.150%	02/15/50	(a)	26,800	$33,821,478
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	(a)	6,070	6,254,614
3.000%	09/15/49		5,155	5,519,587
3.700%	09/15/47	(a)	3,840	4,550,311
3.900%	03/01/48		9,385	11,673,886
First Ref. Mortgage
4.800%	10/15/43		1,575	2,071,937
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		17,260	18,805,965
3.600%	06/01/29		10,000	11,200,769
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43		800	911,911
5.000%	03/15/44		5,865	7,028,559
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49		5,515	5,878,791
3.950%	06/01/47		4,460	5,363,906
4.125%	06/15/44		4,450	5,411,717
6.250%	05/15/39		500	742,933
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		23,950	33,203,917
7.750%	03/01/31		8,824	12,843,071
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46		9,880	10,938,605
3.700%	06/15/28		2,000	2,327,290
4.100%	06/15/48		4,735	5,941,530
4.300%	03/15/44		165	209,229
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24		2,900	3,166,433
4.000%	06/01/44		2,000	2,348,843
First Ref. Mortgage, MTN
3.950%	05/01/42		2,000	2,410,592
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		16,900	18,057,620
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		22,510	24,486,704
4.434%	11/15/41		1,787	2,074,597
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		6,375	6,938,831
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	(a)	37,545	45,886,441
5.350%	05/15/35		6,997	9,178,380
5.350%	05/15/40		773	1,020,722

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		14,765	$16,212,113
3.400%	02/01/28	(a)	21,790	23,953,737
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	(a)	16,130	17,804,445
First Ref. Mortgage
3.900%	03/15/43		5,000	5,541,724
4.000%	04/01/47		28,115	32,105,609
4.050%	03/15/42	(a)	7,200	8,219,526
4.650%	10/01/43		1,950	2,387,749
5.500%	03/15/40		11,962	15,552,665
First Ref. Mortgage, Series C
3.600%	02/01/45		4,330	4,690,324
4.125%	03/01/48		15,150	17,682,024
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		17,050	19,390,283
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47		4,470	5,097,346
4.500%	08/15/41		550	678,610
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44		7,325	8,635,473
4.450%	06/15/49		13,580	17,351,620
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		1,997	2,838,694
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46		11,770	13,737,446
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45		9,175	10,552,864
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		1,399	1,675,365
4.450%	02/15/44		3,835	4,805,245
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27		7,920	8,996,779
3.800%	04/01/28	(a)	1,530	1,781,854
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47		23,150	27,200,916
4.200%	05/15/45		8,500	10,317,114
Sr. Unsec’d. Notes, Series C
4.000%	11/15/46		1,900	2,277,075
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43		2,000	2,576,409
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		5,525	5,714,693
3.700%	01/30/27		24,065	24,790,276
4.300%	07/15/29		6,970	7,342,902

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44		3,850	$4,367,570
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44		5,000	6,428,981
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26		5,145	5,778,951

				2,303,789,394

Electronics — 0.3%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46		13,160	14,796,914
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28		5,985	7,002,878
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	(a)	2,500	2,662,296
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.500%	02/03/22		8,100	8,417,414
7.125%	10/01/37		8,475	12,954,310

				45,833,812

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		5,007	4,734,912
5.500%	07/31/47		2,500	2,205,113

				6,940,025

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		375	317,328

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		7,965	8,970,227
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.050%	04/01/50		3,175	3,210,484

				12,180,711

Foods — 2.7%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29		509	706,079
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	(a)	48,012	62,913,141
J M Smucker Co. (The),
Sr. Unsec’d. Notes
3.550%	03/15/50		3,665	3,810,156

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Koninklijke Ahold Delhaize NV (Netherlands),
Gtd. Notes
5.700%	10/01/40	(a)	7,739	$10,412,577
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		3,370	3,415,770
4.375%	06/01/46		8,181	8,026,722
5.000%	07/15/35	(a)	4,418	4,858,001
5.200%	07/15/45		33,974	36,699,827
6.750%	03/15/32		11,513	14,329,513
Gtd. Notes, 144A
4.625%	10/01/39		3,500	3,507,928
7.125%	08/01/39	(a)	5,165	6,602,043
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46		8,820	9,875,443
4.650%	01/15/48		10,453	13,029,231
5.000%	04/15/42		1,150	1,437,248
5.150%	08/01/43		450	571,768
5.400%	01/15/49	(a)	15,215	21,192,650
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29		4,400	6,297,642
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		22,980	27,754,029
4.125%	04/01/54		11,735	14,830,179
4.200%	04/01/59		10,575	13,535,052
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	(a)	75,000	94,260,897
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25		7,600	8,321,502
4.500%	04/01/46		4,255	4,605,824
4.850%	10/01/45	(a)	1,585	1,825,401
6.600%	04/01/50		6,245	8,627,843
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		12,390	13,706,806
4.000%	03/01/26	(a)	3,180	3,637,585
4.550%	06/02/47		4,660	5,598,520
5.100%	09/28/48	(a)	61,305	78,716,151
5.150%	08/15/44		1,075	1,356,069

				484,461,597

Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28		2,960	4,047,695
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		28,560	33,730,357
5.150%	05/15/46		1,726	2,147,235
6.000%	11/15/41		22,149	28,869,264
7.300%	11/15/39		2,080	2,930,358
8.700%	06/15/38		7,104	11,534,963

				83,259,872

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49			15,400	$17,299,871
4.125%	10/15/44			5,120	6,287,327
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47			2,610	2,905,333
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44			915	1,054,015
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	(a)		15,000	18,271,013
4.800%	02/15/44			10,310	12,616,946
5.650%	02/01/45			3,000	4,053,844
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	(a)		14,125	17,924,583
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29			12,500	14,260,546
4.650%	08/01/43			5,960	7,289,682
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44			2,500	3,065,899
First Mortgage, Series UU
4.125%	06/01/48			9,445	11,816,753
First Mortgage, Series VV
4.300%	01/15/49			12,650	16,003,659
First Mortgage, Series WW
3.950%	02/15/50			24,720	30,321,748
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	(a)		9,414	10,099,748
3.950%	10/01/46			5,520	6,014,805
4.400%	06/01/43			750	852,753
4.400%	05/30/47			27,369	32,302,503
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43			5,000	6,177,920

					218,618,948

Healthcare-Products — 1.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46			2,390	3,415,301
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	(a)		9,780	11,099,064
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	44,100	47,105,825
1.800%	09/18/49		EUR	7,500	8,064,614
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42			9,216	11,900,777

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	2,800	$3,424,551
2.250%	03/07/39		EUR	4,120	5,195,158
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	(a)		2,360	3,086,519
4.625%	03/15/45			1	1,341
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27			21,853	24,336,187
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	32,150	35,473,530
1.875%	10/01/49		EUR	45,875	49,119,997
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30			11,485	12,386,259

					214,609,123

Healthcare-Services — 2.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28			7,005	7,929,087
4.272%	08/15/48			8,950	11,472,401
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42			1,865	2,107,757
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45			4,465	5,229,768
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50	(a)		18,325	19,036,165
3.650%	12/01/27	(a)		6,550	7,450,866
3.700%	09/15/49			8,819	10,060,883
4.101%	03/01/28			4,075	4,762,731
4.625%	05/15/42			2,600	3,249,317
4.650%	01/15/43			1,000	1,263,302
4.850%	08/15/54			510	578,154
5.100%	01/15/44			720	958,229
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	(a)		16,165	20,250,458
Unsec’d. Notes
4.847%	11/15/53	(a)		2,672	3,849,871
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46			17,863	21,269,458
Children’s Hospital Corp. (The),
Gtd. Notes
4.115%	01/01/47			6,650	8,294,974
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48			12,000	13,005,695
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47			3,265	4,039,968

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,650	$1,775,467
5.875%	05/01/23	750	812,545
5.875%	02/01/29(a)	5,400	6,104,859
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	32,367,998
5.250%	04/15/25	3,500	4,014,711
5.250%	06/15/49	33,928	40,623,322
5.500%	06/15/47	10,000	12,202,999
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	26,531,944
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47(a)	18,105	23,650,441
4.875%	04/01/42	1,000	1,361,521
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	12,050	14,554,810
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	3,038,900
Unsec’d. Notes
2.955%	01/01/50	3,405	3,665,344
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119	2,225	2,393,505
4.024%	08/01/45	6,529	8,019,911
4.063%	08/01/56	2,850	3,458,686
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	13,203,143
4.784%	07/01/44	7,305	8,406,541
Sr. Sec’d. Notes
5.750%	07/01/43	700	896,831
OhioHealth Corp.,
Unsec’d. Notes
3.042%	11/15/50	2,000	2,137,266
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	2,208	2,478,040
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	11,203,026
3.450%	06/01/26(a)	4,715	5,293,285
4.250%	04/01/24	1,400	1,554,903
4.700%	03/30/45	7,800	9,484,838
5.750%	01/30/40	1,251	1,525,046
6.950%	07/01/37	1,704	2,384,024
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	8,850	9,882,211
Unsec’d. Notes
3.477%	07/01/49	1,745	1,846,795

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45		4,275	$5,069,125
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28		2,400	2,669,434
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55		5,400	7,063,321
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25		5,320	6,061,445
3.850%	06/15/28		14,150	16,740,159
3.950%	10/15/42		2,060	2,437,235
4.250%	04/15/47		13,715	17,394,316
4.250%	06/15/48	(a)	13,865	17,722,941
4.450%	12/15/48	(a)	2,000	2,643,126
4.625%	11/15/41		4,601	5,975,294
4.750%	07/15/45		6,770	9,075,577
5.800%	03/15/36	(a)	3,945	5,591,522
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		6,480	8,098,952

				506,224,443

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23		8,500	9,179,290
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	(a)	915	979,410

				10,158,700

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/15/21		700	728,824

Household Products/Wares — 0.5%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25		23,175	22,982,290
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		44,150	45,448,932
2.750%	06/26/24		21,245	22,614,017
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43		425	488,790

				91,534,029

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/22	(a)	885	904,946

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Newell Brands, Inc., (cont’d.)
4.350%	04/01/23	(a)	4,019	$4,141,369

				5,046,315

Insurance — 1.7%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53		800	827,983
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24		2,700	3,010,186
4.375%	06/30/50	(a)	15,000	17,320,385
4.375%	01/15/55		7,500	8,521,035
4.500%	07/16/44		3,035	3,488,113
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,435	3,888,098
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		8,532	10,625,973
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		10,530	13,478,149
4.300%	05/15/43		2,250	2,914,380
4.400%	05/15/42		645	843,268
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26		27,363	30,859,258
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		14,360	16,634,981
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		180	191,442
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		10,134	10,659,078
3.951%	10/15/50	(a)	34,165	36,049,592
4.250%	06/15/23		1,243	1,349,745
4.569%	02/01/29		10,467	12,254,705
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		4,385	5,822,694
7.000%	06/15/40		6,248	8,804,865
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		5,000	5,344,083
4.150%	09/17/50		8,815	9,780,130
4.300%	11/01/47		4,479	5,054,480
5.000%	03/30/43		100	115,161
5.000%	04/05/46		3,270	4,014,699
5.000%	05/20/49		18,590	22,996,833
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		6,880	8,538,132

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	–(rr)		4,000	$3,966,812
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	2,321,744
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		26,445	31,571,942
4.900%	09/15/44		350	448,117
Unum Group,
Sr. Unsec’d. Notes
7.250%	03/15/28	(a)	2,707	3,195,193
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	(a)	2,675	3,120,698
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	(a)	2,962	4,044,794

				292,056,748

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		3,715	3,887,533

Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48	(a)	2,500	3,012,503
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	(a)	10,000	10,480,048

				13,492,551

Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		2,500	2,610,630
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34		13,500	13,686,179
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26		22,630	22,102,715

				38,399,524

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36		2,200	3,151,805

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		10,185	12,512,942
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.750%	03/09/27	(a)	3,250	3,378,918

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		46,281	$51,551,729
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		3,000	3,156,019

				70,599,608

Media — 4.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27		150	160,157
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	(a)	26,750	30,438,174
5.375%	04/01/38	(a)	13,155	15,961,778
5.375%	05/01/47	(a)	56,457	66,654,876
5.750%	04/01/48	(a)	73,667	91,425,071
6.384%	10/23/35		17,423	22,990,406
6.484%	10/23/45		10,574	14,120,736
6.834%	10/23/55	(a)	10,596	14,459,084
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	(a)	6,030	6,702,625
3.250%	11/01/39	(a)	54,500	60,127,898
3.300%	02/01/27		3,245	3,639,853
3.400%	07/15/46		12,867	14,290,354
3.450%	02/01/50	(a)	54,000	61,140,169
3.750%	04/01/40	(a)	14,385	16,878,022
3.900%	03/01/38		18,880	22,407,835
3.969%	11/01/47		13,145	15,802,473
3.999%	11/01/49		4,598	5,582,745
4.000%	03/01/48		5,843	7,153,190
4.049%	11/01/52		6,355	7,791,375
4.200%	08/15/34		10,000	12,342,800
4.250%	01/15/33		6,090	7,507,294
4.600%	10/15/38		27,660	35,213,227
4.600%	08/15/45		31,348	40,728,584
4.700%	10/15/48		20,520	27,433,350
4.950%	10/15/58		15,300	21,822,576
6.450%	03/15/37		8,200	12,302,458
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		6,000	6,177,705
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	(a)	3,800	4,180,602
4.125%	05/15/29	(a)	17,100	19,411,077
4.650%	05/15/50	(a)	5,455	6,193,149
4.950%	05/15/42		2,935	3,335,475
5.000%	09/20/37		3,891	4,582,110
5.200%	09/20/47	(a)	5,000	5,806,511
5.300%	05/15/49	(a)	35,722	43,539,089
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		600	661,860

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Grupo Televisa SAB (Mexico), (cont’d.)
6.125%	01/31/46	(a)	5,424	$6,911,244
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	(a)	3,050	3,684,021
5.875%	11/15/40		7,590	9,355,899
6.550%	05/01/37	(a)	2,785	3,644,917
6.750%	06/15/39		4,700	6,253,715
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	(a)	2,835	2,907,324
Sr. Unsec’d. Notes
2.900%	01/15/27		2,615	2,735,362
4.375%	03/15/43		8,820	9,098,900
5.250%	04/01/44		28,591	31,944,649
5.850%	09/01/43		21,205	24,960,633
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	(a)	1,100	1,136,884
Gtd. Notes, 144A
5.375%	06/15/24	(a)	4,600	4,909,683
Walt Disney Co. (The),
Gtd. Notes
3.800%	05/13/60	(a)	7,170	8,275,722
5.400%	10/01/43		9,675	13,005,678
6.400%	12/15/35		1,937	2,908,567
7.700%	10/30/25	(a)	1,129	1,489,174

				862,187,060

Mining — 1.4%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		2,805	3,660,171
6.450%	10/15/35		5,000	6,643,971
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36		15,000	20,567,804
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		8,800	11,794,015
5.750%	05/01/43	(a)	6,750	9,418,292
7.500%	09/15/38		10,946	15,916,153
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		18,386	24,769,696
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22		935	969,501
Gtd. Notes, 144A
6.250%(ff)	10/19/75		1,215	1,224,723
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	(a)	27,087	29,585,724
5.950%	03/15/24		8,220	9,249,657
6.875%	09/01/41		6,250	7,543,698

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21		4,085	$4,169,059
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40		860	1,209,000
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42		6,395	8,613,943
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		10,177	13,805,677
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42		3,060	3,004,495
5.400%	02/01/43		38,580	38,304,070
6.000%	08/15/40	(a)	6,976	7,365,559
6.125%	10/01/35		3,600	4,091,759
6.250%	07/15/41		8,344	9,127,920
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33		2,000	2,925,970
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		5,811	6,183,489

				240,144,346

Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		274	260,511
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26		11,200	11,525,320
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	(a)	4,175	4,603,882
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46		10,185	11,644,354
4.400%	05/27/45		8,260	11,052,072
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26		9,045	9,582,681

				48,668,820

Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	(a)	27,618	27,620,328

Oil & Gas — 4.5%
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	(a)	15,688	12,966,337
5.250%	02/01/42		7,500	6,116,301

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	(a)	10,925	$10,755,564
3.790%	02/06/24		10,135	11,094,085
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	(a)	18,820	20,511,274
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31		2,285	3,274,127
7.400%	12/01/31		2,700	3,921,195
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	(a)	17,670	20,990,994
6.450%	06/30/33		2,000	2,413,741
6.500%	02/15/37		370	440,635
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27		5,000	4,547,065
5.250%	06/15/37		34,690	30,125,020
5.400%	06/15/47	(a)	30,762	26,464,996
6.750%	11/15/39	(a)	12,200	11,972,441
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50		4,030	4,275,980
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	(a)	22,650	24,849,627
4.850%	08/15/48	(a)	4,900	5,503,995
4.875%	10/01/47	(a)	11,835	13,313,681
ConocoPhillips,
Gtd. Notes
5.900%	05/15/38	(a)	810	1,108,483
6.500%	02/01/39		616	893,647
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		847	945,462
4.300%	11/15/44		3,330	4,085,800
4.950%	03/15/26	(a)	14,705	17,603,589
Sr. Unsec’d. Notes
6.950%	04/15/29	(a)	3,300	4,608,905
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	3,525	3,317,585
4.375%	01/15/28	(a)	1,900	1,677,562
4.500%	04/15/23	(a)	1,500	1,432,913
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	(a)	11,351	10,163,134
5.600%	07/15/41		21,825	21,321,903
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	(a)	13,500	13,051,347
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,635	1,769,050

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		4,067	$4,749,877
4.950%	04/15/50	(a)	900	1,158,558
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30		3,260	3,393,643
3.625%	04/06/40		1,380	1,555,096
3.700%	04/06/50		8,000	9,263,696
3.950%	05/15/43	(a)	2,796	3,242,013
Sr. Unsec’d. Notes
7.750%	06/15/23		1,200	1,432,059
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	(a)	7,815	8,665,848
3.567%	03/06/45	(a)	4,370	4,878,105
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	(a)	8,000	8,602,170
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	(a)	3,634	3,810,979
5.800%	04/01/47	(a)	3,560	3,858,197
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24		13,133	13,441,612
6.800%	09/15/37	(a)	5,435	6,168,977
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25	(a)	5,000	5,064,493
4.400%	07/15/27		21,000	20,620,236
5.200%	06/01/45	(a)	10,400	9,625,335
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		10,000	10,602,166
5.000%	09/15/54		9,375	9,650,796
5.125%	12/15/26	(a)	13,890	16,059,725
5.850%	12/15/45		3,110	3,362,735
6.500%	03/01/41		1,515	1,879,728
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26		6,500	6,079,579
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24		500	503,649
5.050%	11/15/44		3,313	3,012,079
5.250%	11/15/43	(a)	12,315	11,352,660
6.000%	03/01/41		12,630	12,299,925
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		1,935	1,312,201
4.250%(s)	10/10/36		107,612	45,635,467
4.400%	04/15/46		32,065	22,362,284
4.500%	07/15/44		5,000	3,487,101
6.200%	03/15/40		14,766	12,358,818
6.450%	09/15/36	(a)	24,652	21,238,622
7.500%	05/01/31	(a)	4,290	3,989,324

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	(a)	18,163	$16,203,339
6.500%	02/01/38		1,875	1,589,035
7.375%	11/01/31		1,000	927,655
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49	(a)	6,005	6,324,282
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		6,575	5,512,320
6.350%	02/12/48		2,025	1,503,308
Gtd. Notes, 144A
6.490%	01/23/27		1,385	1,263,630
6.950%	01/28/60		6,100	4,690,665
7.690%	01/23/50		12,200	10,108,060
Phillips 66,
Gtd. Notes
4.650%	11/15/34	(a)	3,500	4,181,682
4.875%	11/15/44	(a)	9,900	12,248,726
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26	(a)	20,925	24,227,513
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		10,000	7,547,155
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	(a)	10,000	11,067,633
4.000%	05/10/46	(a)	3,000	3,541,178
4.375%	05/11/45		8,430	10,436,532
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47	(a)	7,280	7,593,851
5.950%	12/01/34		1,000	1,199,072
6.500%	06/15/38		3,900	4,951,083
Total Capital International SA (France),
Gtd. Notes
2.829%	01/10/30	(a)	3,745	4,064,999
3.455%	02/19/29		20,000	22,710,829
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	(a)	5,029	5,605,084
4.350%	06/01/28		37,246	42,198,484

				799,930,306

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	(a)	9,810	10,209,907
Cameron International Corp.,
Gtd. Notes
5.125%	12/15/43		2,000	2,110,415
7.000%	07/15/38		4,000	5,242,152
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43		9,350	9,246,879

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Halliburton Co., (cont’d.)
5.000%	11/15/45	(a)	1,835	$1,895,774
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	(a)	18,479	19,882,632
4.000%	12/21/25	(a)	1,210	1,328,637

				49,916,396

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		975	1,014,791
Bemis Co., Inc.,
Gtd. Notes
2.630%	06/19/30		2,715	2,776,228
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23		3,059	3,381,377
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47		4,109	5,356,401
7.950%	02/15/31		7,987	11,308,388
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28		7,810	8,633,955
4.900%	03/15/29	(a)	3,190	3,796,775

				36,267,915

Pharmaceuticals — 8.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36		2,500	2,955,956
4.400%	11/06/42		950	1,144,522
4.500%	05/14/35		14,945	18,040,302
4.700%	05/14/45		46,155	57,517,762
4.875%	11/14/48		12,407	16,171,698
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		106,680	124,554,889
4.250%	11/21/49		96,475	116,631,926
4.550%	03/15/35	(a)	42,638	51,630,994
4.875%	02/15/21		3,975	4,036,263
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47		10,340	11,592,689
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21		4,000	4,099,622
3.600%	07/15/42	(a)	1,000	1,012,187
4.700%	07/15/64		3,246	3,897,862
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	(a)	11,380	11,666,002
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39		2,500	3,324,569

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29			16,835	$19,431,092
4.250%	10/26/49	(a)		15,745	20,735,375
4.350%	11/15/47	(a)		22,307	29,337,206
4.550%	02/20/48			38,305	51,735,395
4.625%	05/15/44			6,837	9,026,565
5.000%	08/15/45			8,675	12,079,402
5.250%	08/15/43			21,964	31,570,068
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24			1,500	1,626,543
4.600%	03/15/43			2,700	2,975,882
4.900%	09/15/45	(a)		20,000	23,233,369
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	(a)		25,005	29,582,336
4.900%	12/15/48			27,425	36,092,082
Gtd. Notes, 144A
3.400%	03/01/27			17,240	19,029,543
4.500%	02/25/26	(a)		16,905	19,663,780
4.800%	07/15/46			42,235	53,258,372
5.375%	02/15/42			3,650	4,923,734
Sr. Unsec’d. Notes
3.200%	03/15/40	(a)		9,125	9,701,531
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	(a)		74,910	82,637,478
3.700%	03/09/23			2,650	2,843,907
3.875%	07/20/25			1,178	1,322,966
4.100%	03/25/25			16,235	18,355,532
4.300%	03/25/28	(a)		17,690	20,681,644
4.780%	03/25/38	(a)		40,326	49,855,279
5.050%	03/25/48			34,832	45,487,922
5.125%	07/20/45			43,765	56,466,334
5.300%	12/05/43	(a)		20,115	26,198,370
6.250%	06/01/27			1,000	1,266,319
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	12,000	13,982,384
3.950%	03/15/49			5,135	6,561,166
4.150%	03/15/59			40,430	52,772,745
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28			11,490	13,539,780
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	(a)		4,365	5,160,114
3.625%	03/03/37			8,185	9,858,486
4.375%	12/05/33			4,000	5,262,962
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22			6,200	6,457,959
4.750%	05/30/29			4,700	5,665,479
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25			3,175	3,675,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29	(a)	5,595	$6,469,432
Mylan NV,
Gtd. Notes
5.250%	06/15/46	(a)	43,168	53,173,146
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		34,101	42,047,071
5.400%	11/29/43		4,169	5,109,489
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	5,824,567
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		4,970	6,192,150
4.400%	05/15/44	(a)	6,410	8,406,992
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		21,060	21,480,700
2.875%	09/23/23		77,700	82,337,996
3.200%	09/23/26	(a)	4,755	5,280,872
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	2,388,778
4.000%	11/26/21		4,645	4,844,858
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	(a)	4,353	4,272,290
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	(a)	4,605	4,939,295
4.000%	06/22/50	(a)	5,815	6,218,377

				1,489,318,014

Pipelines — 5.8%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	(a)	20,000	19,283,286
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48		8,381	9,064,052
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	(a)	6,975	6,676,658
5.375%	07/15/25	(a)	27,350	27,065,109
5.600%	04/01/44		5,579	4,455,687
8.125%	08/16/30	(a)	1,000	1,080,456
Gtd. Notes, 144A
6.450%	11/03/36	(a)	10,766	9,690,284
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27		5,000	5,232,238
4.900%	03/15/35		1,905	1,925,243
5.000%	05/15/50	(a)	22,385	21,227,715
5.150%	02/01/43		4,450	4,156,577
5.150%	03/15/45		6,080	5,763,959

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.)
5.300%	04/15/47		2,500	$2,469,484
5.800%	06/15/38	(a)	19,814	20,339,602
6.000%	06/15/48		2,815	2,932,437
6.125%	12/15/45		24,984	26,258,522
6.250%	04/15/49	(a)	43,065	45,888,445
7.500%	07/01/38	(a)	11,000	12,968,398
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)		23,000	19,733,895
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47		4,900	3,043,735
5.600%	04/01/44		1,651	1,000,044
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	(a)	680	711,539
3.950%	01/31/60	(a)	19,560	20,367,261
4.150%	10/16/28		6,750	7,700,422
4.200%	01/31/50		6,690	7,462,688
4.250%	02/15/48		5,400	5,940,511
4.450%	02/15/43		6,965	7,694,524
4.800%	02/01/49	(a)	10,698	12,763,134
4.850%	08/15/42		1,990	2,290,832
4.850%	03/15/44	(a)	5,775	6,705,465
4.900%	05/15/46		34,397	40,194,726
4.950%	10/15/54		3,110	3,477,711
5.100%	02/15/45		6,532	7,778,402
5.375%(ff)	02/15/78		7,380	6,640,183
6.125%	10/15/39	(a)	3,937	4,953,897
Gtd. Notes, Series D
4.875%(ff)	08/16/77	(a)	7,490	6,541,707
6.875%	03/01/33		55	72,290
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24		7,000	6,635,665
4.750%	07/15/23	(a)	22,160	22,328,962
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45		19,904	24,525,709
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		6,190	6,685,589
5.000%	08/15/42	(a)	2,010	2,260,844
5.000%	03/01/43		1,176	1,304,021
5.400%	09/01/44	(a)	878	1,034,563
6.500%	02/01/37		1,500	1,893,852
6.500%	09/01/39		5,545	6,972,294
6.550%	09/15/40		4,370	5,645,091
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		3,459	3,968,132
5.200%	03/01/48		220	265,054
5.550%	06/01/45	(a)	4,080	4,954,220
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	(a)	8,740	8,840,771
4.200%	03/15/45	(a)	4,130	3,914,737

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP, (cont’d.)
4.250%	09/15/46		4,300	$4,432,438
4.850%	02/01/49		25,700	28,747,151
5.150%	10/15/43		5,820	6,495,142
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24		8,625	9,064,110
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	(a)	5,016	5,379,815
4.500%	04/15/38		11,785	11,780,000
4.700%	04/15/48		50,615	50,739,402
4.875%	12/01/24	(a)	1,566	1,737,749
4.900%	04/15/58		9,705	9,465,449
5.200%	03/01/47		2,690	2,871,184
5.200%	12/01/47		11,990	12,386,359
5.500%	02/15/49	(a)	25,915	28,706,682
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		8,392	9,174,663
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		1,325	1,428,441
6.200%	09/15/43		18,615	20,081,316
6.850%	10/15/37		1,742	1,951,147
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	(a)	8,745	8,369,116
3.400%	09/01/29		4,595	4,473,970
4.000%	07/13/27		1,500	1,521,952
4.450%	09/01/49		10,085	9,394,040
4.500%	03/15/50		11,655	10,848,642
4.550%	07/15/28		15,725	16,490,946
4.950%	07/13/47		33,818	32,635,941
5.200%	07/15/48	(a)	24,560	24,475,023
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26		11,680	12,656,323
4.680%	02/15/45	(a)	500	532,118
4.900%	10/01/46		6,500	7,125,158
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	(a)	4,215	4,098,122
3.650%	06/01/22		1,261	1,287,907
4.900%	02/15/45		13,944	12,883,791
5.150%	06/01/42		19,516	18,991,285
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47		1,250	1,393,725
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43		525	686,340
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		6,340	6,118,593
5.350%	05/15/45	(a)	2,875	2,800,039
5.400%	10/01/47		29,625	29,082,082

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
5.400%	08/15/41	(a)	1,560	$1,857,749
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		4,925	4,620,054
4.000%	07/01/22	(a)	1,700	1,695,454
5.300%	03/01/48		11,885	9,647,471
5.450%	04/01/44	(a)	3,175	2,646,793
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	(a)	2,389	2,487,808
3.500%	11/15/30		16,770	17,647,555
3.700%	01/15/23	(a)	5,375	5,683,475
3.750%	06/15/27		990	1,055,993
4.300%	03/04/24		9,900	10,824,871
4.850%	03/01/48	(a)	13,780	15,043,917
4.900%	01/15/45		9,062	9,648,366
5.100%	09/15/45	(a)	4,464	4,881,005
5.400%	03/04/44		14,950	16,525,403
5.750%	06/24/44	(a)	7,350	8,473,826
5.800%	11/15/43	(a)	3,434	3,893,287

				1,019,719,810

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27		4,600	4,962,890

Real Estate Investment Trusts (REITs) — 1.3%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	(a)	1,265	1,328,240
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		4,850	5,016,906
3.850%	02/01/25		5,300	5,477,867
3.900%	03/15/27		11,645	11,909,346
4.125%	05/15/29	(a)	6,449	6,682,260
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		8,073	8,651,148
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25		25,936	28,735,952
4.200%	03/01/24		2,630	2,868,503
4.250%	11/15/23		137	149,463
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23	(a)	12,826	11,155,490
4.500%	04/18/22		4,311	3,987,220
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22	(a)	8,250	8,190,759
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24		400	436,769

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24		10,000	$9,010,900
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		3,719	3,747,589
4.700%	06/01/27		2,020	2,108,962
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28		11,554	12,193,968
4.400%	01/15/29		17,246	18,801,097
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31		6,635	6,609,970
3.100%	01/15/30	(a)	7,500	7,762,302
4.000%	06/01/25	(a)	22,715	25,070,566
4.250%	04/01/26	(a)	3,915	4,384,619
4.250%	04/15/28		14,270	15,865,761
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23		5,000	5,576,530
7.375%	03/15/32		14,156	19,407,667
8.500%	01/15/25		3,500	4,490,894

				229,620,748

Retail — 2.6%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	(a)	20,000	21,465,713
4.500%	07/26/47	(a)	15,758	17,647,233
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	(a)	22,460	25,423,703
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes, (original cost $6,714,872; purchased 07/14/14 - 09/19/16)(f)
5.165%	08/01/44		6,800	3,844,686
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	(a)	17,675	16,500,778
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	(a)	5,000	5,623,692
4.200%	05/15/28	(a)	44,165	51,288,296
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56		1,105	1,280,925
3.900%	06/15/47	(a)	20,500	24,934,370
4.200%	04/01/43		5,422	6,690,343
4.250%	04/01/46	(a)	9,395	11,899,224
4.400%	03/15/45		15,945	20,275,675
5.875%	12/16/36		8,382	12,412,197
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		8,575	8,443,495
5.625%	10/15/23	(a)	977	924,021

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/44		4,490	$5,266,273
4.375%	09/15/45		6,035	7,208,927
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	3,412	2,679,803
3.875%	01/15/22		814	729,349
4.300%	02/15/43		8,994	5,175,538
5.125%	01/15/42		1,875	1,109,297
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	(a)	4,675	5,658,210
4.450%	03/01/47		14,400	17,648,075
4.600%	05/26/45		5,325	6,612,228
4.875%	12/09/45		17,900	23,104,170
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	(a)	7,745	8,917,200
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	4,500	4,370,333
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	(a)	14,935	18,106,640
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50		45,750	46,087,998
4.650%	06/01/46		5,500	5,869,267
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29		11,565	13,432,594
3.700%	06/26/28		21,660	25,568,740
4.050%	06/29/48	(a)	30,950	40,591,131

				466,790,124

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,909,535
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,558,718

				10,468,253

Semiconductors — 0.8%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35		10,265	14,245,111
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		18,350	19,821,971
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26		17,323	18,595,639
Intel Corp.,
Sr. Unsec’d. Notes
4.950%	03/25/60		22,800	33,476,019

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21			3,500	$3,567,638
4.333%	06/01/23			26,200	28,298,019
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21			6,186	6,368,789
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	(a)		19,495	24,416,042

					148,789,228

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27			3,440	3,689,337

Software — 2.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	25,000	28,285,941
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23		EUR	23,075	25,800,412
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	(a)		15,549	16,082,241
2.675%	06/01/60	(a)		67,513	70,431,473
3.700%	08/08/46			36,755	45,950,515
3.950%	08/08/56			45,717	58,974,347
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37	(a)		21,055	24,404,423
3.900%	05/15/35	(a)		7,346	8,877,179
4.000%	07/15/46	(a)		30,190	35,660,711
4.125%	05/15/45			1,300	1,553,500
4.300%	07/08/34			12,200	15,166,826
4.375%	05/15/55			30,959	39,230,506

					370,418,074

Telecommunications — 5.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	(a)		36,400	38,133,302
3.950%	01/15/25	(a)		3,085	3,441,393
4.350%	06/15/45			54,699	61,186,936
4.500%	05/15/35	(a)		22,285	26,270,104
4.500%	03/09/48	(a)		2,949	3,433,413
4.550%	03/09/49	(a)		43,111	50,817,308
4.650%	06/01/44			19,400	22,238,726
4.800%	06/15/44			16,235	18,799,543
4.850%	03/01/39			17,730	21,515,728
4.900%	06/15/42			2,700	3,222,574
5.150%	03/15/42	(a)		14,670	18,296,511
5.150%	11/15/46			3,985	4,898,340
5.150%	02/15/50	(a)		59,918	76,422,626
5.250%	03/01/37	(a)		34,020	42,150,151
5.350%	09/01/40	(a)		25,693	32,298,768

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
5.350%	12/15/43		5,020	$6,330,647
5.450%	03/01/47	(a)	12,522	16,394,631
6.000%	08/15/40		9,530	12,759,974
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,738,062
Corning, Inc.,
Sr. Unsec’d. Notes
5.450%	11/15/79	(a)	10,520	12,566,512
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	(a)	1,000	1,559,141
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.750%	05/15/22		3,934	4,132,514
4.600%	05/23/29	(a)	27,700	31,972,984
5.500%	09/01/44		7,454	8,327,921
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		5,000	5,270,842
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		12,500	12,670,596
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	8,786	9,194,737
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40		3,205	3,705,270
4.500%	04/15/50		4,300	5,062,038
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50	(a)	19,180	24,423,068
4.400%	11/01/34		677	838,967
4.500%	08/10/33		37,325	46,761,830
4.522%	09/15/48		66,076	87,374,915
4.862%	08/21/46		10,803	14,642,182
5.012%	04/15/49		87,717	122,088,602
5.250%	03/16/37		31,986	43,426,122

				895,366,978

Transportation — 1.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		8,705	10,933,311
4.400%	03/15/42		10,600	13,239,223
4.450%	03/15/43		11,312	14,355,667
4.550%	09/01/44		2,455	3,173,542
4.700%	09/01/45		6,575	8,703,090
5.150%	09/01/43		4,633	6,366,562
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50		5,000	4,844,996
4.500%	11/07/43		2,000	2,512,502

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.800%	09/15/35		3,970	$5,147,275
5.750%	03/15/33		1,775	2,290,300
6.125%	09/15/2115		14,400	22,274,983
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	(a)	5,890	6,391,085
3.350%	11/01/25		10,250	11,511,408
4.250%	11/01/66		14,175	17,099,281
4.500%	08/01/54		10,400	13,168,976
4.650%	03/01/68	(a)	5,672	7,361,881
4.750%	05/30/42		5,000	6,357,037
5.500%	04/15/41		1,682	2,283,038
6.150%	05/01/37		1,000	1,400,224
6.220%	04/30/40	(a)	531	773,042
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	(a)	2,400	2,555,006
4.050%	02/15/48	(a)	26,350	27,017,214
4.100%	04/15/43		825	849,190
4.250%	05/15/30	(a)	5,095	5,808,311
4.500%	02/01/65		2,115	2,148,071
4.550%	04/01/46		6,975	7,526,623
4.750%	11/15/45	(a)	2,925	3,257,506
5.100%	01/15/44		5,844	6,835,207
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43		2,680	3,197,006
4.950%	08/15/45		10,000	12,923,978
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47		3,667	4,337,400
3.950%	10/01/42		1,140	1,322,735
4.050%	08/15/52		1,585	1,892,626
4.650%	01/15/46		700	901,962
4.800%	08/15/43		852	1,066,675
4.837%	10/01/41		1,080	1,385,038
5.590%	05/17/25		3,000	3,567,164
Sr. Unsec’d. Notes, 144A
3.155%	05/15/55		1,947	2,010,953
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70		4,585	5,143,152
3.839%	03/20/60		9,422	11,055,769
3.875%	02/01/55		4,805	5,645,635
3.950%	08/15/59		5,100	5,991,943
4.050%	11/15/45		6,460	7,706,238
4.050%	03/01/46		11,000	13,149,926
4.250%	04/15/43		275	330,585
4.300%	06/15/42	(a)	1,125	1,351,600
4.300%	03/01/49	(a)	3,625	4,633,052
4.375%	11/15/65		1,800	2,253,459

				306,051,447

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	$21,351,596
4.200%	04/01/27	7,820	8,437,384

			29,788,980

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	8,568,797
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,486,709

			14,055,506

TOTAL CORPORATE BONDS (cost $14,228,284,776)			15,888,698,107

MUNICIPAL BONDS — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	12,591,332
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,442,500
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	14,040,880
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	1,200	1,948,932

			30,023,644

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds, Series A
4.814%	10/01/2114	5,000	7,307,900

Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, Series C
4.472%	01/01/49	5,300	6,865,885
4.572%	01/01/54	17,500	23,077,425
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	600	862,116
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	12,000	12,177,000

			42,982,426

Michigan — 0.0%
University of Michigan,
Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,968,153

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.652%	08/15/57	19,000	$23,494,830
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	428,285

			23,923,115

New Jersey — 0.3%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	48,334,976
Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	8,742,281

			57,077,257

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,506,431

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series A
4.048%	12/01/56	6,089	8,237,077
4.800%	06/01/2111	1,300	1,969,981

			10,207,058

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	11,440,371
University of Pittsburgh-of the Commonwealth System of Higher Education,
Revenue Bonds
3.555%	09/15/2119	5,575	6,358,288

			17,798,659

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	20,541	21,474,177

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series C
5.784%	12/01/41	1,000	1,376,450

Texas — 0.4%
North Texas Tollway Authority,
Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	9,573,969
Permanent University Fund - University of Texas System,
Revenue Bonds, Series A
3.376%	07/01/47	25,225	31,041,885
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds, Series B
3.922%	12/31/49	22,905	23,507,172

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
University of Texas System (The),
Revenue Bonds, Series A
3.852%	08/15/46		1,810	$2,327,877

				66,450,903

Virginia — 0.1%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117		10,570	14,304,804

TOTAL MUNICIPAL BONDS (cost $246,348,740)				299,400,977

SOVEREIGN BOND — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23		23,800	24,529,131

(cost $23,787,019)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
0.625%	05/15/30	(a)(h)(k)	22,280	22,210,375

(cost $22,144,067)

			Shares

PREFERRED STOCKS — 0.1%
Capital Markets — 0.0%
State Street Corp. 5.350%, Series G			335,000	8,777,000

Electric Utilities — 0.1%
SCE Trust V, 5.450%, Series K			565,000	12,373,500

TOTAL PREFERRED STOCKS (cost $22,500,000)				21,150,500

TOTAL LONG-TERM INVESTMENTS (cost $15,620,637,463)				17,407,019,384

SHORT-TERM INVESTMENTS — 6.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			54,814,790	54,814,790
PGIM Institutional Money Market Fund (cost $1,162,256,674; includes $1,161,776,553 of cash collateral for securities on loan)(b)(w)			1,162,658,821	1,162,658,821

TOTAL SHORT-TERM INVESTMENTS (cost $1,217,071,464)				1,217,473,611

TOTAL INVESTMENTS—105.5% (cost $16,837,708,927)				18,624,492,995
Liabilities in excess of other assets(z) — (5.5)%				(973,384,533)

NET ASSETS — 100.0%				$17,651,108,462

Below is a list of the abbreviation(s) used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
EUR	Euro
USD	US Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,140,104,505; cash collateral of $1,161,776,553 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,714,872. The aggregate value of $3,844,686 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,594	2 Year U.S. Treasury Notes	Sep. 2020	$352,000,033	$37,686
2,237	10 Year U.S. Treasury Notes	Sep. 2020	311,327,496	311,107
43	10 Year U.S. Ultra Treasury Notes	Sep. 2020	6,771,828	30,795
6,056	20 Year U.S. Treasury Bonds	Sep. 2020	1,081,374,500	4,303,103

				4,682,691

Short Positions:
269	5 Year Euro-Bobl	Sep. 2020	40,793,858	(195,481)
6	5 Year U.S. Treasury Notes	Sep. 2020	754,453	(1,806)
1,279	10 Year Euro-Bund	Sep. 2020	253,651,561	(2,189,646)
4,430	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	966,432,188	2,744,224
17	Euro Schatz Index	Sep. 2020	2,141,818	(1,301)

				355,990

				$5,038,681

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR 192,543	$217,074,530	$216,330,489	$—	$(744,041)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR 192,543	$210,169,950	$216,330,489	$—	$(6,160,539)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	EUR 192,543	217,233,378	216,490,246	743,132	—

			$427,403,328	$432,820,735	743,132	(6,160,539)

					$743,132	$(6,904,580)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000%	(Q)	500,000	$6,604,235	$4,202,020	$(2,402,215)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays		Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
20,495	3 Month LIBOR(Q)	EUR 18,000	0.641%	(A)	Citibank, N.A.	12/10/28	$(1,900,262)	$—	$(1,900,262)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate		Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
EUR19,403	07/04/44	0.203%	(A)	1 Day EONIA	(1)(A)	$—	$(307,375)	$(307,375)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(1,900,262)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$47,086,000	$6,974,138

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$88,230,712	$—
Commercial Mortgage-Backed Securities	—	1,062,799,582	—
Corporate Bonds	—	15,888,698,107	—
Municipal Bonds	—	299,400,977	—
Sovereign Bond	—	24,529,131	—
U.S. Treasury Obligation	—	22,210,375	—
Preferred Stocks	21,150,500	—	—
Affiliated Mutual Funds	1,217,473,611	—	—

Total	$1,238,624,111	$17,385,868,884	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,426,915	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	743,132	—

Total	$7,426,915	$743,132	$—

Liabilities
Futures Contracts	$(2,388,234)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(6,904,580)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,402,215)	—
OTC Currency Swap Agreement	—	(1,900,262)	—
Centrally Cleared Interest Rate Swap Agreement	—	(307,375)	—

Total	$(2,388,234)	$(11,514,432)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Electric	13.0%
Banks	10.1
Pharmaceuticals	8.4
Affiliated Mutual Funds (6.6% represents investments purchased with collateral from securities on loan)	6.9
Commercial Mortgage-Backed Securities	6.0
Pipelines	5.8
Telecommunications	5.1
Media	4.9
Oil & Gas	4.5
Healthcare-Services	2.9
Chemicals	2.8
Foods	2.7
Retail	2.6
Beverages	2.5
Software	2.1
Auto Manufacturers	1.8
Transportation	1.7
Municipal Bonds	1.7
Insurance	1.7
Aerospace & Defense	1.6
Commercial Services	1.5
Mining	1.4

Real Estate Investment Trusts (REITs)	1.3%
Gas	1.2
Healthcare-Products	1.2
Building Materials	1.0
Airlines	1.0
Semiconductors	0.8
Agriculture	0.8
Biotechnology	0.7
Computers	0.6
Diversified Financial Services	0.6
Household Products/Wares	0.5
Collateralized Loan Obligations	0.5
Forest Products & Paper	0.5
Machinery-Diversified	0.4
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.3
Electronics	0.3
Lodging	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2
Sovereign Bond	0.2
U.S. Treasury Obligation	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):
Water	0.1%
Iron/Steel	0.1
Electric Utilities	0.1
Cosmetics/Personal Care	0.1
Environmental Control	0.1
Savings & Loans	0.1
Home Builders	0.1
Capital Markets	0.0	*
Auto Parts & Equipment	0.0	*
Engineering & Construction	0.0	*
Distribution/Wholesale	0.0	*
Housewares	0.0	*

Real Estate	0.0	*%
Internet	0.0	*
Shipbuilding	0.0	*
Machinery-Construction & Mining	0.0	*
Home Furnishings	0.0	*
Entertainment	0.0	*

	105.5
Liabilities in excess of other assets	(5.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,402,215	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	743,132		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,904,580
Interest rate contracts	Due from/to broker-variation margin futures	7,426,915	*	Due from/to broker-variation margin futures	2,388,234	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	307,375	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	1,900,262

		$8,170,047			$13,902,666

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(63,433)
Foreign exchange contracts	—	4,965,753	—
Interest rate contracts	(46,283,584)	—	146,125

Total	$(46,283,584)	$4,965,753	$82,692

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(2,402,215)
Foreign exchange contracts	—	(3,599,401)	—
Interest rate contracts	(9,087,919)	—	(1,136,027)

Total	$(9,087,919)	$(3,599,401)	$(3,538,242)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$1,486,878,116	$1,240,060,296	$141,006,152

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)
$345,851,402	$7,266,423	$166,666,667

	Currency Swap Agreements(1)
	$20,494,800

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,140,104,505	$(1,140,104,505)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Citibank, N.A.	$—	$(1,900,262)	$(1,900,262)	$1,900,262	$—
Morgan Stanley & Co. International PLC	743,132	(6,904,580)	(6,161,448)	5,693,077	(468,371)

	$743,132	$(8,804,842)	$(8,061,710)	$7,593,339	$(468,371)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $1,140,104,505:
Unaffiliated investments (cost $15,620,637,463)	$17,407,019,384
Affiliated investments (cost $1,217,071,464)	1,217,473,611
Cash segregated for counterparty — OTC	5,978,828
Foreign currency, at value (cost $210,148)	210,481
Dividends and interest receivable	165,213,149
Deposit with broker for centrally cleared/exchange-traded derivatives	47,086,000
Receivable for investments sold	11,664,329
Due from broker-variation margin futures	1,993,256
Unrealized appreciation on OTC forward foreign currency exchange contracts	743,132
Receivable for Portfolio shares sold	347,593
Prepaid expenses and other assets	144,433

Total Assets	18,857,874,196

LIABILITIES
Payable to broker for collateral for securities on loan	1,161,776,553
Payable for investments purchased	28,534,019
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,904,580
Management fee payable	2,726,681
Due to broker-variation margin swaps	2,020,924
Unrealized depreciation on OTC swap agreements	1,900,262
Accrued expenses and other liabilities	1,104,007
Payable for Portfolio shares repurchased	1,076,728
Distribution fee payable	721,602
Affiliated transfer agent fee payable	378

Total Liabilities	1,206,765,734

NET ASSETS	$17,651,108,462

Net assets were comprised of:
Partners’ Equity	$17,651,108,462

Net asset value and redemption price per share, $17,651,108,462 / 1,212,497,418 outstanding shares of beneficial interest	$14.56

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$316,587,888
Income from securities lending, net (including affiliated income of $1,666,044)	1,784,999
Unaffiliated dividend income	608,884
Affiliated dividend income	483,825

Total income	319,465,596

EXPENSES
Management fee	38,338,437
Distribution fee	20,793,102
Custodian and accounting fees	476,654
Trustees’ fees	105,887
Legal fees and expenses	35,542
Audit fee	22,974
Shareholders’ reports	10,351
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,461
Miscellaneous	114,526

Total expenses	59,900,934

NET INVESTMENT INCOME (LOSS)	259,564,662

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(594,666))	120,554,801
Futures transactions	(46,283,584)
Forward currency contract transactions	4,965,753
Swap agreements transactions	82,692
Foreign currency transactions	74,212

79,393,874

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $344,067)	560,931,914
Futures	(9,087,919)
Forward currency contracts	(3,599,401)
Swap agreements	(3,538,242)
Foreign currencies	(49,150)

544,657,202

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	624,051,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$883,615,738

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$259,564,662	$469,373,754
Net realized gain (loss) on investment and foreign currency transactions	79,393,874	145,265,020
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	544,657,202	1,697,787,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	883,615,738	2,312,425,872

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [40,571,935 and 217,656,939 shares, respectively]	557,940,305	2,800,096,348
Portfolio shares repurchased [6,869,100 and 3,788,165 shares, respectively]	(95,427,579)	(49,925,604)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	462,512,726	2,750,170,744

TOTAL INCREASE (DECREASE)	1,346,128,464	5,062,596,616
NET ASSETS:
Beginning of period	16,304,979,998	11,242,383,382

End of period	$17,651,108,462	$16,304,979,998

SEE NOTES TO FINANCIAL STATEMENTS.

A33

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of the Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolio primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolio may also be sold directly to certain qualified retirement plans.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Portfolio limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

B2

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio entered into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

B3

Swap Agreements:    The Portfolio entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Portfolio used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:  The Portfolio entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

B4

Master Netting Arrangements:  The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. Amaster netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Portfolio, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolio has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    The Portfolio purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

B5

determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged PGIM, Inc. (through its business unit PGIM Fixed Income) and PGIM Limited to serve as subadvisers for the Portfolio. PGIM Limited commenced as a subadviser on April 27, 2020.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net

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assets, at the annual rate specified below. The Investment Manager pays the subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Multi-Sector Fixed Income*	0.5325% first $300 million;	0.46%
	0.5225% on next $200 million;
	0.5125% on next $250 million;
	0.5025% on next $2.5 billion;
	0.4925% on next $2.75 billion;
	0.4625% on next $4 billion;
	0.4425% on next $2.5 billion;
	0.4225% on next $2.5 billion;
	0.4025% on next $5 billion;
	0.3825% in excess of $20 billion

*	Management fees are calculated based on an aggregation of net assets with AST Prudential Corporate Bond Portfolio.

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of the Portfolio. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PAD, PGIM, Inc., PGIM Limited and PGIM Investments are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolio bears all other costs and expenses.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission

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to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020 no such transactions were entered into by the Portfolio.

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$1,845,065,426	$1,154,284,707

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$110,784,240	$919,372,548	$975,341,998	$—	$—	$54,814,790	54,814,790	$483,825

PGIM Institutional Money Market Fund*
836,065,239	1,565,578,819	1,238,734,638	344,067	(594,666)	1,162,658,821	1,162,658,821	1,666,044	**

$946,849,479	$2,484,951,367	$2,214,076,636	$344,067	$(594,666)	$1,217,473,611		$2,149,869

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Trust, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 — 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

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SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal rate, funds (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio utilized the SCA during the reporting period ended June 30, 2020. The average daily balance for the 2 days that the Portfolio had loans outstanding during the period was approximately $11,354,000, borrowed at a weighted average interest rate of 1.46%. The maximum loan outstanding amount during the period was $11,354,000. At June 30, 2020, the Portfolio did not have an outstanding loan amount.

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolio with a par value of $0.001 per share. As of June 30, 2020, the Portfolio only offers a single share class to investors.

As of June 30, 2020, all shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Multi-Sector Fixed Income	2	100.0%

8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Bond Obligations Risk:    The Portfolio’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolio for redemption before it matures and the Portfolio may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolio. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolio’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolio.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further

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long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk”. The Portfolio may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolio’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolio or the financial instruments in which the Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolio are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

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Financial Highlights

(unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.83		$11.65	$12.34	$11.35	$10.42	$10.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.44	0.42	0.40	0.38	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		1.74	(1.11)	0.59	0.55	(0.70)

Total from investment operations	0.73		2.18	(0.69)	0.99	0.93	(0.33)

Net Asset Value, end of period	$14.56		$13.83	$11.65	$12.34	$11.35	$10.42

Total Return(b)	5.28%		18.71%	(5.59)%	8.72%	8.93%	(3.07)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17,651		$16,305	$11,242	$9,993	$7,923	$4,662
Average net assets (in millions)	$16,726		$14,016	$10,301	$8,906	$6,579	$3,690
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.74%	0.75%	0.76%	0.77%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.74%	0.75%	0.76%	0.77%
Net investment income (loss)	3.12	%(d)	3.35%	3.57%	3.36%	3.38%	3.45%
Portfolio turnover rate(e)	8%		43%	36%	48%	62%	72%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests. (d) Annualized.

(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

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Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). The Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolio’s investment manager, to serve as the administrator of the Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the Portfolio’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Portfolio’s LRMP was reasonably designed to assess and manage the Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Portfolio’s investment strategies continue to be appropriate given the Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Portfolio, including liquidity risks presented by the Portfolio’s investment portfolio, is found in the Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

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Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and the AST Multi-Sector Fixed Income Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadvisers. The Board noted that PGIM Limited and the PGIM Fixed Income unit of PGIM, Inc., which serve as subadvisers to the Portfolio, are affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of the Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc. and PGIM Limited, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three- and five-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge. The comparisons used by the Board placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

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The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Government Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

July 31, 2020
Timothy S. Cronin President, Advanced Series Trust

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST Government Money Market Portfolio
Ten Largest Holdings	Interest Rate	Maturity Date	(% of Net Assets	)
U.S. Treasury Bills	0.079%	10/01/2020	3.7%
U.S. Treasury Bills	0.113%	07/07/2020	3.1%
U.S. Treasury Bills	0.159%	09/24/2020	3.1%
U.S. Treasury Bills	0.132%	08/27/2020	3.0%
U.S. Treasury Bills	0.144%	09/03/2020	2.4%
Federal Home Loan Bank	0.305%	07/10/2020	2.1%
Federal Home Loan Mortgage Corp.	0.110%	01/22/2021	2.1%
U.S. Treasury Bills	0.104%	07/21/2020	2.0%
Federal Home Loan Bank	0.400%	09/01/2020	2.0%
Federal Home Loan Bank	0.160%	03/04/2021	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only short-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Government Money	Actual	$1,000.00	$1,002.20	0.42%	$2.09
Market Portfolio	Hypothetical	$1,000.00	$1,022.77	0.42%	$2.11
* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENT(m) — 0.5%
Bank of America Securities, Inc., 0.09%,dated 06/30/20, due 07/01/20 in the amount of $4,727,012 (amortized cost $4,727,000)		4,727	$4,727,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 60.5%
Federal Farm Credit Bank, 1 Month LIBOR + (0.015)% (Cap N/A, Floor 0.000%)
0.156%(c)	09/01/20	9,000	9,002,340
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)
0.140%(c)	07/21/20	8,837	8,837,020
Federal Farm Credit Bank, 1 Month LIBOR + (0.055)% (Cap N/A, Floor 0.000%)
0.123%(c)	02/03/21	9,000	9,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.180%(c)	07/09/20	7,000	6,999,993
0.185%(c)	09/25/20	6,000	5,999,767
Federal Farm Credit Bank, 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)
0.195%(c)	08/24/20	1,590	1,590,004
0.201%(c)	08/12/20	8,000	7,999,953
Federal Farm Credit Bank, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.295%(c)	03/25/21	7,500	7,499,280
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	02/09/21	8,000	8,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.105% (Cap N/A, Floor 0.000%)
0.185%(c)	01/15/21	10,000	10,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.110% (Cap N/A, Floor 0.000%)
0.190%(c)	05/18/21	10,000	10,000,000
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	07/28/20	7,500	7,500,000
Federal Home Loan Bank
0.110%(n)	07/31/20	2,700	2,699,752
0.120%(n)	08/26/20	3,000	2,999,440
0.121%(n)	08/21/20	10,000	9,998,286
0.134%(n)	07/06/20	6,000	5,999,888
0.145%	09/22/20	10,000	10,000,000
0.147%(n)	09/25/20	10,000	9,996,488
0.150%(n)	09/23/20	12,000	11,995,800
0.165%(n)	09/11/20	2,750	2,749,092
0.200%(n)	07/07/20	9,000	8,999,700
0.220%(n)	12/18/20	5,025	5,019,780
0.240%(n)	08/04/20	9,000	8,997,960
0.260%(n)	07/15/20	10,000	9,998,989
0.270%(n)	09/18/20	9,000	8,994,667
0.305%(n)	07/10/20	20,000	19,998,477
0.400%(n)	09/01/20	19,000	18,986,946
1.750%	08/26/20	7,000	6,999,983
Federal Home Loan Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)
0.164%(c)	04/05/21	8,000	8,000,000
0.174%(c)	08/28/20	16,000	16,000,663

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)
0.161%(c)	08/12/20	9,500	$9,499,401
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.177%(c)	05/10/21	8,000	8,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)
0.436%(c)	11/03/20	7,000	7,000,337
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	07/17/20	2,000	2,000,000
0.110%(c)	08/05/20	5,000	4,999,757
0.110%(c)	09/04/20	9,000	9,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	08/25/20	5,500	5,500,077
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.045% (Cap N/A, Floor 0.000%)
0.125%(c)	08/14/20	10,000	10,000,000
0.125%(c)	09/28/20	1,000	1,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.050% (Cap N/A, Floor 0.000%)
0.130%(c)	01/22/21	13,300	13,298,968
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.075% (Cap N/A, Floor 0.000%)
0.155%(c)	06/11/21	9,000	8,987,504
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.080% (Cap N/A, Floor 0.000%)
0.160%(c)	03/04/21	18,000	18,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.085% (Cap N/A, Floor 0.000%)
0.165%(c)	09/11/20	16,000	16,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.090% (Cap N/A, Floor 0.000%)
0.170%(c)	11/20/20	8,000	8,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.100% (Cap N/A, Floor 0.000%)
0.180%(c)	09/15/20	11,000	11,000,000
0.180%(c)	12/24/20	10,500	10,500,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.120% (Cap N/A, Floor 0.000%)
0.200%(c)	10/07/20	3,000	3,000,000
0.200%(c)	12/11/20	7,000	7,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.160% (Cap N/A, Floor 0.000%)
0.240%(c)	05/07/21	8,000	8,003,450
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.230% (Cap N/A, Floor 0.000%)
0.310%(c)	09/25/20	12,000	12,000,000
Federal Home Loan Mortgage Corp.
0.120%(n)	08/19/20	9,000	8,998,530
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	12/04/20	5,000	4,998,702
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.020% (Cap N/A, Floor 0.000%)
0.100%(c)	07/10/20	16,500	16,499,856

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.025% (Cap N/A, Floor 0.000%)
0.105%(c)	02/26/21	9,000	$9,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	01/22/21	20,000	19,991,510
0.110%(c)	02/05/21	8,000	7,997,101
0.110%(c)	02/19/21	4,000	3,999,224
0.110%(c)	02/24/21	9,000	9,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	09/10/20	8,500	8,500,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.045% (Cap N/A, Floor 0.000%)
0.125%(c)	08/27/21	4,000	4,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.400% (Cap N/A, Floor 0.000%)
0.480%(c)	10/21/21	7,000	7,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.060% (Cap N/A, Floor 0.000%)
0.140%(c)	07/30/20	3,000	3,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.070% (Cap N/A, Floor 0.000%)
0.150%(c)	12/11/20	9,000	8,993,904
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.075% (Cap N/A, Floor 0.000%)
0.155%(c)	10/30/20	10,000	9,999,665
0.155%(c)	06/04/21	10,000	10,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.120% (Cap N/A, Floor 0.000%)
0.200%(c)	03/16/21	7,000	7,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $572,632,254)			572,632,254

U.S. TREASURY OBLIGATIONS — 39.9%
U.S. Cash Management Bills
0.144%(n)	09/08/20	16,000	15,995,592
0.165%(n)	12/01/20	11,000	10,992,286
0.170%(n)	11/03/20	10,000	9,994,097
0.180%(n)	11/10/20	10,000	9,993,400
0.190%(n)	11/17/20	7,000	6,994,865
0.245%(n)	09/15/20	9,000	8,995,345
U.S. Treasury Bills
0.079%(n)	07/02/20	17,000	16,999,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.079%(n)	10/01/20	35,000	$34,988,799
0.104%(n)	07/21/20	19,000	18,998,900
0.108%(n)	07/14/20	9,000	8,999,649
0.113%(n)	07/07/20	29,000	28,999,455
0.117%(n)	08/06/20	9,000	8,998,947
0.120%(n)	07/09/20	10,000	9,999,733
0.120%(n)	08/04/20	15,000	14,998,306
0.123%(n)	08/13/20	12,000	11,998,237
0.130%(n)	08/25/20	12,000	11,997,617
0.132%(n)	08/27/20	28,000	27,994,140
0.140%(n)	07/28/20	5,000	4,999,475
0.144%(n)	09/03/20	23,000	22,994,107
0.155%(n)	11/12/20	8,000	7,995,384
0.156%(n)	07/23/20	12,000	11,998,856
0.159%(n)	09/24/20	29,000	28,989,100
0.160%(n)	09/10/20	7,000	6,997,791
0.175%(n)	10/22/20	9,000	8,995,056
0.178%(n)	09/17/20	9,000	8,996,529
0.220%(n)	10/08/20	8,000	7,995,160
0.305%(n)	07/16/20	9,000	8,998,856
TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $ 376,899,645)			376,899,645
TOTAL INVESTMENTS—100.9% (amortized cost $ 954,258,899)			954,258,899
Liabilities in excess of other assets — (0.9)%			(8,544,542)
NET ASSETS — 100.0%			$945,714,357

Below is a list of the abbreviation(s) used in the semiannual report:

FHLB	Federal Home Loan Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(m)	Repurchase agreement is collateralized by FHLB (coupon rate 3.940%, maturity date 06/18/30), with the aggregate value, including accrued interest, of $4,821,799.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Repurchase Agreement	$—	$4,727,000	$—
U.S. Government Agency Obligations	—	572,632,254	—
U.S. Treasury Obligations	—	376,899,645	—

Total	$—	$954,258,899	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Government Agency Obligations	60.5%
U.S. Treasury Obligations	39.9
Repurchase Agreement	0.5
100.9

Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements.	Bank of America Securities, Inc.	$4,727,000	$(4,727,000)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments, at amortized cost which approximates fair value:	$954,258,899
Cash	841
Receivable for Portfolio shares sold	3,374,205
Interest receivable	107,072
Prepaid expenses	742

Total Assets	957,741,759

LIABILITIES
Payable for investments purchased	10,995,829
Payable for Portfolio shares repurchased	935,651
Accrued expenses and other liabilities	40,273
Distribution fee payable	38,640
Management fee payable	16,168
Affiliated transfer agent fee payable	841

Total Liabilities	12,027,402

NET ASSETS	$945,714,357
Net assets were comprised of:
Partners’ Equity	$945,714,357
Net asset value and redemption price per share, $945,714,357 / 945,035,751 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
Interest income	$3,330,489

EXPENSES
Management fee	1,256,538
Distribution fee	1,047,115
Custodian and accounting fees	43,087
Audit fee	13,028
Trustees’ fees	9,257
Legal fees and expenses	7,669
Shareholders’ reports	4,343
Transfer agent’s fees and expenses (including affiliated expense of $1,829)	3,460
Miscellaneous	9,294

Total expenses	2,393,791
Less: Fee waiver and/or expense reimbursement	(648,483)

Net expenses	1,745,308

NET INVESTMENT INCOME (LOSS)	1,585,181

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	23,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,608,203

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,585,181	$12,086,576
Net realized gain (loss) on investment transactions	23,022	85,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,608,203	12,171,652

DISTRIBUTIONS	(1,608,203)	(12,171,647)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [493,598,241 and 537,112,565 shares, respectively]	493,598,241	537,112,565
Portfolio shares issued in reinvestment of distributions [1,608,203 and 12,171,647 shares, respectively]	1,608,203	12,171,647
Portfolio shares repurchased [270,838,066 and 584,927,729 shares, respectively]	(270,838,066)	(584,927,729)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	224,368,378	(35,643,517)

CAPITAL CONTRIBUTIONS	—	61

TOTAL INCREASE (DECREASE)	224,368,378	(35,643,451)
NET ASSETS:
Beginning of period	721,345,979	756,989,430

End of period	$945,714,357	$721,345,979

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the AST Government Money Market Portfolio (the “Portfolio” or “Government Money Market”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of the Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolio primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolio may also be sold directly to certain qualified retirement plans.

As a government money market fund, the Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolio consistently follows such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

The Portfolio’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B1

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions:    The Portfolio purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

B2

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged PGIM, Inc. to serve as subadviser for the Portfolio through its PGIM Fixed Income business unit.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

Portfolio	Management Fee	Net Effective Management Fee
Government Money Market	0.3000% first $3.25 billion;	0.15	%*
	0.2925% on next $2.75 billion;
	0.2625% on next $4 billion;
	0.2425% in excess of $10 billion

* The Investment Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the period ended June 30, 2020, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $648,483, 0.15% of the Government Money Market Portfolio’s average daily net assets.

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of the Portfolio. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments, PAD and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc (“Prudential”).

B3

3.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolio bears all other costs and expenses.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020 no such transactions were entered into by the Portfolio.

In March 2019, the following Portfolio was reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for the affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
Government Money Market	$61

4.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

5.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolio with a par value of $0.001 per share. As of June 30, 2020, the Portfolio offers only a single share class to investors.

As of June 30, 2020, all shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Government Money Market	3	99.9%

B4

6.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

B5

Financial Highlights

(unaudited)

	AST Government Money Market Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018	2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(b)	0.02		0.01	— (b)	—	(b)	—	(b)
Less Dividends and Distributions	—	(b)	(0.02)		(0.01)	— (b)	—		—
Capital Contributions	—		—	(b)(c)	—	—	—		—

Net Asset Value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Total Return(d)	0.22%		1.69	%(e)	1.30%	0.34%	—	%(f)	—	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$946		$721		$757	$866	$997		$1,075
Average net assets (in millions)	$842		$727		$744	$933	$1,084		$1,078
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.42	%(g)	0.58%		0.57%	0.57%	0.45%		0.19%
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.58%		0.59%	0.59%	0.59%		0.59%
Net investment income (loss)	0.38	%(g)	1.66%		1.28%	0.33%	0.00	%(f)	0.00	%(f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Less than 0.005%.

(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and the AST Government Money Market Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the

Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge. The comparisons used by the Board placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

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The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-F

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

APPENDIX A:

Advanced Series Trust (1 of 2 AST Filings)-

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Cohen & Steers Global Realty Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 17, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 17, 2020